                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number  811-05010

                              THE HUNTINGTON FUNDS
               (Exact name of registrant as specified in charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
               (Address of principal executive offices) (Zip code)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287

                    (Name and address of agent for service)

Copies to:
                             David C. Mahaffey, Esq.
                              Sullivan & Worcester
                               1666 K Street, N.W.
                              Washington, DC 20006

Registrant's telephone number, including area code:  1-800-253-0412

Date of fiscal year end:   December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

[Logo of Huntington Funds]

Semi-Annual Shareholder Report

Money Market Funds

Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Strategies Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

JUNE 30, 2007

TRUST SHARES
INVESTMENT A SHARES
INVESTMENT B SHARES
INTERFUND SHARES

Huntington Florida Tax-Free Money Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Demand Notes	71.2%
General Market Notes	26.4%
Cash	3.7%
Liabilities in Excess of Other Assets	(1.3)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds -- 97.6%
Florida -- 82.7%
$700,000	Alachua County, FL, Health Facilities Authority Revenue (LOC-Suntrust Bank), 3.890%, 12/1/12(a)	$700,000
1,000,000	Brevard County, FL, Health Facilities Authority Revenue (LOC-Suntrust Bank), 3.890%, 8/1/14(a)	1,000,000
300,000	Broward County, FL, Educational Facilities Authority Revenue (LOC-Bank of America), 3.890%, 4/1/24(a)	300,000
1,100,000	Broward County, FL, Educational Facilities Authority Revenue (LOC-Citibank), 3.730%, 11/1/31(a)	1,100,000
500,000	Broward County, FL, Housing Finance Authority Multi-Family Revenue (Freddie Mac Ins), 3.730%, 12/1/29(a)	500,000
330,000	Broward County, FL, School Board, Certificate Participation (FSA Ins), 3.730%, 7/1/21(a)	330,000
500,000	Charlotte County, FL, Utility Revenue, Series B (FSA Ins), 3.730%, 10/1/21(a)	500,000
905,000	Collier County, FL, Educational Facilities Revenue (LOC-Fifth Third Bank), 3.770%, 4/1/28(a)	905,000
700,000	Collier County, FL, Health Facilities Authority Revenue (LOC-J.P. Morgan Chase Bank), 3.860%, 1/1/35(a)	700,000
900,000	Collier County, FL, Health Facility Authority Revenue (LOC-Wachovia Bank N.A.), 3.750%, 12/1/24(a)	900,000
1,000,000	Dade County, FL, Water & Sewer Systems Revenue (FGIC Ins), 3.730%, 10/5/22(a)	1,000,000
450,000	Duval County, FL, Housing Finance Authority Revenue (LOC-U.S. Bank N.A.), 3.740%, 7/1/25(a)	450,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Florida -- (Continued)
$480,000	Florida State Board of Education G.O., 4.000%, 7/1/07	$480,000
415,000	Florida State Department of Environmental Protection Preservation Revenue (AMBAC Ins), 3.680%, 7/1/25(a)	415,000
800,000	Florida State Department of Environmental Protection Preservation Revenue (AMBAC Ins), 3.730%, 7/1/25(a)	800,000
375,000	Fort Lauderdale, FL, Crest Prep School Project Revenue (FSA Ins), 3.730%, 6/1/32(a)	375,000
750,000	Gulf Coast University, FL, Capital Improvements Revenue (LOC-Wachovia Bank N.A.), 3.680%, 12/1/33(a)	750,000
800,000	Highlands County, FL, Health Facilities Authority Revenue (MBIA Ins), 3.730%, 12/1/26(a)	800,000
200,000	Hillsboro Court, FL, G.O., 5.000%, 11/1/12	202,961
600,000	Jacksonville, FL, Capital Projection Revenue (FGIC Ins), 3.750%, 10/1/34(a)	600,000
400,000	Jacksonville, FL, Health Facilities Authority Revenue (LOC-Suntrust Bank), 3.890%, 10/1/15(a)	400,000
600,000	Jacksonville, FL, Health Facilities Authority Revenue, Genesis Rehabilitation Hospital (LOC-Bank Of America), 3.880%, 5/1/21(a)	600,000
150,000	Leon County, FL, Certificate Participation, 4.000%, 7/1/07	150,000
690,000	Leon County, FL, School District, G.O., 4.500%, 7/1/07	690,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Florida -- (Continued)
120,000	Nassau County, FL, Public Improvements Refunding Revenue (MBIA Ins), 4.000%, 5/1/08	$120,240
1,285,000	Orange County, FL, Educational Facilities Authority Revenue (LOC-Bank Of America), 3.890%, 5/1/31(a)	1,285,000
700,000	Orlando & Orange County Authority, FL, Expressway Revenue (FSA Ins), 3.730%, 7/1/25(a)	700,000
600,000	Orlando & Orange County, FL, Expressway Authority Revenue (AMBAC Ins), 3.730%, 7/1/40(a)	600,000
500,000	Palm Beach County, FL, Housing Finance Authority Revenue (LOC-Wachovia Bank N.A.), 3.750%, 11/1/07(a)	500,000
1,000,000	Palm Beach County, FL, Revenue, 5.000%, 8/1/07	1,001,107
200,000	Palm Beach County, FL, Revenue (LOC-Northern Trust Co.), 3.750%, 5/1/25(a)	200,000
1,050,000	Palm Beach County, FL, Revenue (LOC-Northern Trust Co.), 3.750%, 3/1/30(a)	1,050,000
700,000	Palm Beach County, FL, Revenue (LOC-Northern Trust Co.), 3.760%, 11/1/36(a)	700,000
600,000	Palm Beach County, FL, School Board Certificate Participation, Series B (FSA Ins), 3.730%, 8/1/27(a)	600,000
500,000	Palm Beach County, FL, Solid Waste Authority Refunding Revenue, Series A (AMBAC Ins), 6.000%, 10/1/07	503,040
700,000	Pinellas County, FL, Health Facilities Authority Revenue (AMBAC Ins), 3.860%, 12/1/15(a)	700,000
500,000	Pinellas County, FL, Health Facilities Authority Revenue (FSA Ins), 3.730%, 11/15/33(a)	500,000
1,200,000	Pinellas County, FL, Health Facilities Authority Revenue (LOC-Suntrust Bank), 3.890%, 7/1/34(a)	1,200,000
500,000	Sarasota County, FL, Health Facilities Authority Revenue (LOC-Bank of America), 3.750%, 7/1/35(a)	500,000
500,000	Seminole County, FL, School Board Certificate Participation, Series B (FSA Ins), 4.000%, 7/1/07	500,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Florida -- (Continued)
$700,000	University of North Florida, Foundation, Inc., Revenue (LOC-Wachovia Bank N.A.), 3.730%, 5/1/28(a)	$700,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue (Fannie Mae Ins), 3.730%, 1/15/32(a)	1,100,000

		27,107,348

Illinois -- 0.8%
250,000	Chicago, IL, Water Utility Improvements Revenue (FGIC Ins), 5.250%, 11/1/23	256,227

Michigan -- 0.2%
80,000	Michigan State Grant Anticipation Notes Revenue, Series C (FSA Ins), 3.750%, 9/15/09(a)	80,000

Ohio -- 1.8%
500,000	Ashland, OH, Public Improvements, G.O. (Various Purposes), 4.250%, 5/22/08	502,275
100,000	Hamilton County, OH, Hospital Facilities Revenue (LOC-JP Morgan Chase Bank), 3.740%, 5/15/28(a)	100,000

		602,275

Texas -- 3.1%
1,000,000	Texas State Public Finance Authority Refunding, G.O., Series A, 5.250%, 10/1/07	1,004,257

Virginia -- 2.8%
925,000	Chesterfield County, VA, Public Improvements, G.O., Series A, 4.750%, 1/1/13	930,443

Washington -- 3.1%
1,000,000	King County, WA, Refunding, G.O., 5.250%, 12/1/07	1,007,070

Wisconsin -- 3.1%
1,000,000	Rock County, WI, Public Improvements, G.O., Promissory Notes, 4.250%, 7/10/08	1,004,330

Total Municipal Bonds (Cost $31,991,950)		31,991,950

Shares		Value
Cash Equivalents -- 3.7%
1,198,620	Fidelity Institutional Tax-Exempt Fund, 3.570%(b)	$1,198,620

Total Cash Equivalents (Cost $1,198,620)		1,198,620

Total Investments (Cost $33,190,570) -- 101.3%		33,190,570

Liabilities in Excess of Other Assets -- (1.3)%		(412,542)

Net Assets -- 100.0%		$32,778,028

(a) Variable or Floating Rate Security. Rate disclosed is as of
June 30, 2007.

(b) Rate disclosed is the seven day yield as of June 30, 2007.

AMBAC -- American Municipal Bond Assurance Corp.
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. -- General Obligation
Ins -- Insured
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association

Huntington Money Market Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
U.S Government Agencies	75.9%
Commercial Paper	19.4%
Repurchase Agreements	4.5%
Cash	0.5%
Liabilities in Excess of Other Assets	(0.3)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
U.S. Government Agencies -- 75.9%
Federal Agricultural Mortgage Corporation -- 23.1%
$15,000,000	5.130%, 7/5/07(a)	$14,991,450
15,000,000	5.130%, 7/5/07(a)	14,991,458
25,000,000	5.110%, 7/10/07(a)	24,968,050
15,000,000	5.120%, 7/12/07(a)	14,976,533
14,850,000	5.140%, 7/12/07(a)	14,826,677
15,000,000	5.100%, 7/13/07(a)	14,974,500
11,200,000	5.110%, 7/19/07(a)	11,171,384
15,000,000	5.110%, 7/23/07(a)	14,953,158
10,000,000	5.140%, 7/23/07(a)	9,968,619
10,000,000	5.120%, 7/30/07(a)	9,958,796
11,050,000	5.120%, 8/1/07(a)	11,001,282
15,000,000	5.130%, 8/3/07(a)	14,929,462
15,000,000	5.120%, 8/6/07(a)	14,923,200
15,000,000	5.120%, 8/21/07(a)	14,891,200
8,657,000	5.140%, 8/31/07(a)	8,581,602
15,000,000	5.130%, 9/27/07(a)	14,811,900

		224,919,271

Federal Home Loan Bank -- 19.5%
10,000,000	5.130%, 7/11/07(a)	9,985,764
15,000,000	4.625%, 7/18/07(a)	14,995,128
15,000,000	5.120%, 7/20/07(a)	14,959,506
30,000,000	5.100% - 5.140%, 7/25/07(a)	29,897,600
20,000,000	5.150%, 7/27/07(a)	19,925,611
15,000,000	5.110%, 8/3/07(a)	14,929,737
15,000,000	5.110%, 8/8/07(a)	14,919,092
34,898,000	5.140%, 8/20/07(a)	34,648,950
20,000,000	5.140%, 8/24/07(a)	19,845,800
15,000,000	5.030%, 3/14/08(b)	15,000,000
		189,107,188
Federal Home Loan Mortgage Corporation -- 24.2%
10,000,000	5.130%, 7/5/07(a)	9,994,306
9,300,000	5.130%, 7/9/07(a)	9,289,402
20,000,000	5.120%, 7/16/07(a)	19,957,317
15,000,000	5.130%, 7/17/07(a)	14,965,800
15,000,000	5.120%, 7/24/07(a)	14,950,972
25,000,000	5.140%, 7/30/07(a)	24,896,486
20,000,000	5.120%, 7/31/07(a)	19,914,667
15,000,000	5.140%, 8/6/07(a)	14,922,900
15,000,000	5.130%, 8/13/07(a)	14,908,052
Principal Amount		Value
U.S. Government Agencies -- (Continued)
Federal Home Loan Mortgage Corporation -- (Continued)
$15,000,000	5.150%, 8/17/07(a)	$14,899,146
16,600,000	4.500%, 8/22/07(a)	16,580,633
15,000,000	5.140%, 8/27/07(a)	14,877,925
12,000,000	5.150%, 8/31/07(a)	11,895,283
15,000,000	5.150%, 9/10/07(a)	14,847,646
20,000,000	5.140%, 9/17/07(a)	19,777,137

		236,677,672

Federal National Mortgage Association -- 9.1%
15,000,000	5.120%, 7/11/07(a)	14,978,667
10,000,000	5.130%, 7/13/07(a)	9,982,900
15,000,000	5.120%, 8/1/07(a)	14,933,867
15,000,000	5.120%, 8/2/07(a)	14,931,733
10,000,000	5.140%, 8/15/07(a)	9,935,812
15,000,000	5.140%, 8/22/07(a)	14,888,742
10,000,000	5.150%, 9/19/07(a)	9,885,556

		89,537,277

Total U.S. Government Agencies (Cost $740,241,408)		740,241,408

Commercial Papers -- 19.4%
25,000,000	AIG Funding, Inc., 5.200%, 8/17/07(a)	24,830,278
25,000,000	Bank of America Corp, 5.250%, 7/3/07(a)	24,992,708
25,000,000	General Electric Capital Corp., 5.230%, 9/14/07(a)	24,727,604
15,000,000	International Bank for Reconstruction & Development, 4.930%, 7/2/07(a)	14,997,867
25,000,000	Merrill Lynch & Co., Inc., 5.200%, 7/6/07(a)	24,981,944
25,000,000	Morgan Stanely & Co., 5.200%, 8/27/07(a)	24,794,167
25,000,000	Procter & Gamble Co., 5.230%, 9/20/07(a)	24,705,813
25,000,000	Wal-Mart Stores, Inc., 5.210%, 8/21/07(a)	24,815,479

Total Commercial Papers (Cost $188,845,860)		188,845,860

Shares or Principal Amount		Value
Cash Equivalents -- 0.5%
5,000,000	The Flex-funds Money Market Fund (Institutional Class), 5.080%(c)	$5,000,000

Total Cash Equivalents (Cost $5,000,000)		5,000,000

Repurchase Agreements -- 4.5%
$44,186,100	Morgan Stanley Dean Witter & Co., 5.230%, dated 6/29/07, due 7/2/07, repurchase price $44,205,358 (Fully collaterized by U.S. Treasury securities)	44,186,100

Total Repurchase Agreements (Cost $44,186,100)		44,186,100

Total Investments (Cost $978,273,368) -- 100.3%		978,273,368

Liabilities in Excess of Other Assets -- (0.3)%		(3,254,730)

Net Assets -- 100.0%		$975,018,638

(a) Rate represents the effective yield at purchase.

(b) Variable or Floating Rate Security. Rate disclosed is as of
June 30, 2007.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

Huntington Ohio Municipal Money Market Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Demand Notes	74.2%
General Market Notes	21.2%
Commercial Paper	3.6%
Cash	0.1%
Other Assets in Excess of Liabilities	0.9%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds -- 95.4%
Ohio -- 95.4%
$2,350,000	Ashland, OH, Improvement Notes Revenue, (Various Purposes), 4.500%, 7/11/07	$2,350,412
1,300,000	Ashland, OH, Public Improvements, G.O. (Various Purposes), 4.250%, 5/22/08	1,305,915
960,000	Avon Lake, OH, Water Utility Notes, G.O., 4.750%, 7/24/07	960,524
50,000	Bay Village, OH, City School District Refunding, G.O. (FSA Ins), 4.000%, 12/1/07	50,105
2,000,000	Brunswick, OH, G.O., 4.500%, 5/8/08	2,013,642
3,530,000	Butler County, OH, Capital Funding Revenue, Series A (LOC-U.S. Bank N.A.), 3.750%, 6/1/35(a)	3,530,000
370,000	Canal Winchester, OH, Local School District Refunding, Series B, G.O., 4.500%, 11/27/07	371,253
1,000,000	Cleveland, OH, Cuyahoga County Port Authority Revenue (LOC-Fifth Third Bank), 3.800%, 1/1/34(a)	1,000,000
1,910,000	Cleveland, OH, Income Tax Revenue (AMBAC Ins), 3.630%, 5/15/24(a)	1,910,000
550,000	Cleveland, OH, Waterworks Prerefunded Revenue, Series I (FSA Ins), 5.250%, 1/1/13	560,124
690,000	Cleveland, OH, Waterworks Revenue (FGIC Ins), 3.710%, 1/1/33(a)	690,000
7,575,000	Cleveland, OH, Waterworks Revenue, Series M (FSA Ins), 3.730%, 1/1/33(a)	7,575,000
2,100,000	Clinton, OH, Sewer Improvements, G.O., BAN, 3.750%, 4/24/08	2,100,000
5,800,000	Columbus, OH, Airport Authority Revenue (LOC-U.S. Bank N.A.), 3.750%, 7/1/35(a)	5,800,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$2,710,000	Columbus, OH, Regulation Airport Authority Revenue (LOC-U.S. Bank N.A.), 3.750%, 3/1/34(a)	$2,710,000
5,600,000	Columbus, OH, Sewer Improvements Refunding Revenue, 3.720%, 6/1/11(a)	5,600,000
1,900,000	Cuyahoga County, OH, Hospital Improvements Revenue (LOC-JP Morgan Chase Bank), 3.900%, 1/1/16(a)	1,900,000
350,000	Dover, OH, Sewer Systems, G.O., 4.250%, 10/18/07	350,553
810,000	Forest Park, OH, G.O., BAN, 4.250%, 12/27/07	812,296
2,990,000	Franklin County, OH, Hospital Facilities Revenue (AMBAC Ins), 3.720%, 5/1/41(a)	2,990,000
2,755,000	Franklin County, OH, Hospital Revenue (LOC-Citibank), 3.730%, 12/1/20(a)	2,755,000
3,790,000	Franklin County, OH, Hospital Revenue, (Children’s Hospital), Series A (FGIC Ins), 3.800%, 5/1/31(a)	3,790,000
2,630,000	Franklin County, OH, Hospital Revenue, (Doctors Ohio Health), Series B (LOC-National City Bank), 3.730%, 12/1/28(a)	2,630,000
6,490,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A (LOC-Citibank), 3.730%, 12/1/21(a)	6,490,000
1,465,000	Franklin County, OH, Industrial Development Revenue (LOC-Bank One Columbus N.A.), 3.930%, 11/1/14(a)	1,465,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$510,000	Franklin County, OH, Revenue, Series C-2 (FGIC Ins), 3.700%, 12/1/38(a)	$510,000
920,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill Inc. Project, Series B (LOC-Bank One Columbus N.A.), 3.730%, 7/1/23(a)	920,000
475,000	Greene County, OH, Certificate Participation, G.O., Series D, 4.500%, 8/14/07	475,554
500,000	Greene County, OH, G.O, 4.250%, 2/15/08	501,752
1,000,000	Greene County, OH, G.O., 4.500%, 8/14/07	1,000,953
2,000,000	Greene County, OH, G.O., Series E, BAN, 4.250%, 11/20/07	2,005,339
2,300,000	Hamilton County, OH, Economic Development Revenue, Xavier High School Project (LOC-Fifth Third Bank), 3.730%, 4/1/28(a)	2,300,000
3,360,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities (LOC-Bank of America), 3.740%, 6/1/22(a)	3,360,000
6,005,000	Hamilton County, OH, Hospital Facilities Revenue (LOC-JP Morgan Chase Bank), 3.740%, 5/15/28(a)	6,005,000
475,000	Hamilton County, OH, Hospital Facilities Revenue (LOC-U.S. Bank N.A.), 3.740%, 5/15/28(a)	475,000
1,590,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series F (MBIA Ins), 3.680%, 1/1/18(a)	1,590,000
1,300,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center Inc., Series A (LOC-U.S. Bank N.A.), 3.740%, 6/1/19(a)	1,300,000
810,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series B (MBIA Ins), 3.680%, 1/1/18(a)	810,000
8,600,000	Hamilton County, OH, Hospital Facilities Revenue, Series A (LOC-JP Morgan Chase Bank), 3.700%, 6/1/27(a)	8,600,000
2,000,000	Hamilton County, OH, Hospital Facility Revenue (MBIA Ins), 3.660%, 1/1/18(a)	2,000,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$2,000,000	Hamilton County, OH, Industrial Development Revenue, 3.750%, 10/15/12(a)	$2,000,000
2,175,000	Hamilton County, OH, Parking Facility Improvements Revenue (LOC-U.S. Bank N.A.), 3.750%, 12/1/26(a)	2,175,000
75,000	Hamilton County, OH, Refunding, G.O. (AMBAC Ins), 4.000%, 12/1/07	75,165
1,805,000	Harrison Township, OH, Public Improvements Revenue (LOC-Fifth Third Bank), 3.770%, 12/1/24(a)	1,805,000
6,580,000	Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus Medical Center), Series A (LOC-National City Bank), 3.750%, 12/1/27(a)	6,580,000
4,195,000	Kent State University, OH, Ohio Universities Revenue, (General Reciepts) (MBIA Ins), 3.700%, 5/1/31(a)	4,195,000
500,000	Kings, OH, Local School District, Tax Anticipation Notes G.O, 4.750%, 7/26/07	500,297
840,000	Lebanon, OH, G.O. BAN (Various Purposes), 4.250%, 5/30/08	844,220
140,000	Lucas County, OH, Health Care Facilities Refunding Revenue, (Sunset Retirement Communities), Series B (LOC-Fifth Third Bank), 3.730%, 8/15/30(a)	140,000
3,950,000	Mahoning County, OH, Housing Revenue, (Youngstown State University) (LOC-Bank One N.A.), 3.760%, 2/1/33(a)	3,950,000
750,000	Mason OH, City School District, G.O., 4.500%, 2/7/08	753,852
1,100,000	Mason, OH, G.O., BAN, 4.500%, 6/26/08	1,107,735
1,530,000	Middletown, OH, Airport Facilities Acquisition, G.O., 4.250%, 6/4/08	1,536,821
520,000	Milford, OH, Village School District Refunding, G.O. (FSA Ins), 4.000%, 12/1/07	520,738
1,000,000	Mount Vernon, OH, G.O., BAN, 4.500%, 9/5/07	1,001,423
325,000	New Albany, OH, Plain Local School District Refunding, G.O. (MBIA Ins), 4.000%, 12/1/07	325,741
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project (LOC-Fifth Third Bank), 3.760%, 11/1/25(a)	$1,125,000
1,650,000	Ohio State Air Quality Development Authority Revenue, Ohio Edison Project, Series A (LOC-Wachovia Bank N.A.), 3.750%, 2/1/14(a)	1,650,000
5,650,000	Ohio State Air Quality Development Authority Revenue, Series C (LOC-Wachovia Bank N.A.), 3.900%, 6/1/23(a)	5,650,000
1,400,000	Ohio State Higher Education Facilities (LOC-Fifth Third Bank), 3.800%, 9/1/27(a)	1,400,000
100,000	Ohio State Higher Education Facilities Common Revenue, (Various Higher Educational-Pooled Financing PG) (LOC-Fifth Third Bank), 3.830%, 9/1/24(a)	100,000
2,000,000	Ohio State Higher Education Facilities Revenue (LOC-Fifth Third Bank), 3.830%, 9/1/25(a)	2,000,000
1,000,000	Ohio State Higher Education Facilities Revenue, Case Western Reserve University, 5.000%, 10/1/11	1,013,364
1,500,000	Ohio State Higher Education Facilities Revenue, John Carroll University (LOC-Allied Irish Bank PLC), 3.740%, 11/15/31(a)	1,500,000
3,625,000	Ohio State Higher Education Facilities Revenue, Xavier University (LOC-U.S. Bank N.A.), 3.720%, 11/1/30(a)	3,625,000
2,100,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project (LOC-JP Morgan Chase Bank), 3.760%, 12/1/24(a)	2,100,000
360,000	Ohio State University General Receipts Revenue, (Various), 3.730%, 12/1/27(a)	360,000
1,680,000	Ohio State University Higher Educational Facilities Revenue, Xavier University Project, (Various) (LOC-U.S. Bank N.A.), 3.720%, 5/1/15(a)	1,680,000
1,005,000	Ohio State University, General Receipts Revenue, 3.730%, 12/1/07(a)	1,005,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$1,305,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 3.750%, 8/1/21(a)	$1,305,000
2,500,000	Ohio State University, Infrastructure Improvements, Series B, G.O., 3.740%, 8/1/17(a)	2,500,000
4,700,000	Ohio State University, School Improvements, G.O., Series A, 3.750%, 3/15/25(a)	4,700,000
2,490,000	Ohio State Water Development Authority Revenue, (Various) (MBIA Ins), 3.750%, 12/1/18(a)	2,490,000
2,000,000	Parma, OH, Hospital Improvements Revenue, Series C (LOC-JP Morgan Chase Bank), 3.750%, 11/1/30(a)	2,000,000
125,000	Sandusky County, OH, G.O., 3.600%, 9/27/07	125,000
3,595,000	Summit County, OH, Port Authority Revenue (LOC-Fifth Third Bank), 3.740%, 11/1/36(a)	3,595,000
3,000,000	Teays Valley, OH, Local School District, G.O., BAN, 4.000%, 7/20/07	3,000,685
8,460,000	University of Akron, OH, General Receipts Revenue (FGIC Ins), 3.740%, 1/1/29(a)	8,460,000
4,775,000	University of Cincinnati, OH, General Receipts Revenue, Series B, (Various) (MBIA Ins), 3.750%, 6/1/20(a)	4,775,000
4,575,000	University of Cincinnati, OH, General Receipts Revenue, Series B, (Various) (AMBAC Ins), 3.740%, 6/1/31(a)	4,575,000
1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series C, BAN, 4.500%, 1/24/08	1,004,811
1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series E, BAN, 4.500%, 1/24/08	1,004,120
537,980	Warren County, OH, Health Care Facilities Revenue, Otterbein Homes, Series B (LOC-Fifth Third Bank), 3.760%, 7/1/23(a)	537,980
325,000	Wilmington, OH, G.O., BAN, 4.250%, 7/26/07	325,130

Total Municipal Bonds (Cost $184,680,504)		184,680,504

Principal Amount or Shares		Value
Commercial Papers -- 3.6%
Ohio -- 3.6%
$7,000,000	Cuyahoga County, OH, Cleveland Clinic, 3.630%, 9/6/07	$7,000,000

Total Commercial Papers (Cost $7,000,000)		7,000,000

Cash Equivalents -- 0.1%
295,302	Fidelity Institutional Tax-Exempt Fund, 3.570%(b)	295,302

Total Cash Equivalents (Cost $295,302)		295,302

Total Investments (Cost $191,975,806) -- 99.1%		191,975,806

Other Assets in Excess of Liabilities -- 0.9%		1,673,891

Net Assets -- 100.0%		$193,649,697

(a) Variable or Floating Rate Security. Rate disclosed is as of
June 30, 2007.

(b) Rate disclosed is the seven day yield as of June 30, 2007.

AMBAC -- American Municipal Bond Assurance Corporation
BAN -- Bank Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. -- General Obligation
Ins -- Insured
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association

Huntington U.S. Treasury Money Market Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Treasury Bills	51.7%
Repurchase Agreements	48.7%
Liabilities in Excess of Other Assets	(0.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
U.S. Treasury Obligations -- 51.7%
U.S. Treasury Bills
$40,000,000	4.680% - 4.810%, 7/5/07(a)	$39,978,911
35,000,000	4.630% - 4.640%, 7/19/07(a)	34,918,950
30,000,000	4.050% - 4.380%, 7/26/07(a)	29,914,375
45,000,000	4.250% - 4.500%, 8/2/07(a)	44,825,724
30,000,000	4.240% - 4.540%, 8/9/07(a)	29,858,950
35,000,000	4.400% - 4.640%, 8/16/07(a)	34,799,517
30,000,000	4.410% - 4.850%, 8/23/07(a)	29,792,240
20,000,000	4.840%, 8/30/07(a)	19,838,800
40,000,000	4.850%, 9/6/07(a)	39,648,957
25,000,000	4.580% - 4.740%, 9/20/07(a)	24,736,975
10,000,000	4.730%, 9/27/07(a)	9,884,378
15,000,000	4.740%, 10/4/07(a)	14,812,573

Total U.S. Treasury Obligations (Cost $353,010,350)		353,010,350

Repurchase Agreements -- 48.7%
60,000,000	Bear Stearns & Co., Inc., 4.600%, dated 6/28/07, due 7/5/07, repurchase price $60,053,667 (Fully collateralized by U.S. Treasury securities)	60,000,000
60,000,000	CitiGroup, Inc., 4.800%, dated 6/27/07, due 7/3/07, repurchase price $60,048,000 (Fully collateralized by U.S. Treasury securities)	60,000,000
60,000,000	JP Morgan Chase & Co., 4.000%, dated 6/29/07, due 7/2/07, repurchase price $60,020,000 (Fully collateralized by U.S. Treasury securities)	60,000,000
Principal Amount		Value
Repurchase Agreements -- (Continued)
$60,000,000	Lehman Brothers Holdings, Inc., 3.250%, dated 6/29/07, due 7/2/07, repurchase price $60,016,250 (Fully collateralized by U.S. Treasury securities)	$60,000,000
33,044,600	Morgan Stanley Dean Witter & Co., 4.230%, dated 6/29/07, due 7/2/07, repurchase price $33,056,248 (Fully collaterized by U.S. Treasury securities)	33,044,600
60,000,000	Goldman Sachs & Co., Inc., 4.850%, dated 6/26/07, due 7/3/07, repurchase price $60,056,583 (Fully collateralized by U.S. Treasury securities)	60,000,000

Total Repurchase Agreements (Cost $333,044,600)		333,044,600

Total Investments (Cost $686,054,950) -- 100.4%		686,054,950

Liabilities in Excess of Other Assets -- (0.4)%		(2,602,515)

Net Assets -- 100.0%		$683,452,435

(a) Rate represents the effective yield at purchase.

Huntington Dividend Capture Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks (includes 8.2% Real Estate Investment Trusts)	53.3%
Preferred Stocks (includes 1.7% Real Estate Investment Trusts)	44.1%
Other Investments (Collateral for Securities Lending)	11.3%
Exchange-Traded Funds	1.9%
Cash[1]	1.0%
Liabilities in Excess of Other Assets	(11.6)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 53.3%
Consumer Discretionary -- 5.0%
34,000	CBS Corp., Class B(a)	$1,132,880
47,000	Newell Rubbermaid, Inc.	1,383,210
9,000	Sherwin-Williams Co.	598,230
23,000	Teppco Partners LP	1,020,280
35,000	The Travelers Companies, Inc.	1,872,500
35,000	The Walt Disney Co.	1,194,900

		7,202,000

Consumer Staples -- 2.8%
80,000	ConAgra Foods, Inc.	2,148,800
29,000	Reynolds American, Inc.	1,890,800

		4,039,600

Energy -- 5.2%
33,000	Chevron Texaco Corp.	2,779,920
21,500	ENI SpA	1,555,525
40,000	Nicor, Inc.(a)	1,716,800
19,000	Pinnacle West Capital	757,150
33,000	Xcel Energy, Inc.	675,510

		7,484,905

Financials -- 12.2%
38,000	American Capital Strategies Ltd.(a)	1,615,760
48,000	Bank of America Corp.(a)	2,346,720
38,000	Chubb Corp.	2,057,320
23,000	Hartford Financial Services Group, Inc.	2,265,730
49,000	KeyCorp	1,682,170
20,000	Lincoln National Corp.(a)	1,419,000
18,000	Morgan Stanley	1,509,840
23,000	PartnerRe Ltd..	1,782,500
20,000	Wachovia Corp.(a)	1,025,000
12,000	Washington Mutual, Inc.(a)	511,680
39,000	Wells Fargo & Co.(a)	1,371,630

		17,587,350

Shares		Value
Common Stocks -- (Continued)
Health Care -- 4.0%
26,000	Baxter International, Inc.	$1,464,840
21,000	Merck & Co., Inc.	1,045,800
92,000	Pfizer, Inc.	2,352,440
17,000	Wyeth	974,780

		5,837,860

Industrials -- 8.2%
18,000	Air Products & Chemical, Inc.	1,446,660
25,000	Cooper Industries Ltd., Class A	1,427,250
12,500	Eaton Corp.	1,162,500
27,000	Lockheed Martin Corp.	2,541,510
42,000	R.R. Donnelley & Sons Co.	1,827,420
38,000	Raytheon Co.	2,047,820
15,000	Snap-On, Inc.	757,650
6,000	Union Pacific Corp.	690,900

		11,901,710

Materials -- 2.0%
30,000	Applied Materials, Inc.(a)	596,100
43,000	RPM International, Inc.	993,730
28,000	The Dow Chemical Co.	1,238,160

		2,827,990

Real Estate Investment Trusts -- 8.2%
26,500	Apartment Investment & Management Co.	1,336,130
35,000	Brandywine Realty Trust(a)	1,000,300
27,000	CBL & Associates Properties, Inc.	973,350
33,000	Cedar Shopping Centers, Inc.	473,550
15,000	Colonial Properties Trust	546,750
17,000	Entertainment Properties Trust	914,260
34,500	First Industrial Realty Trust, Inc.(a)	1,337,220
21,000	Highwoods Properties, Inc.	787,500
24,500	Home Properties, Inc.	1,272,285
28,000	Hospitality Properties Trust	1,161,720
15,000	Kimco Realty Corp.	571,050
10,000	Mack-Cali Realty Corp.	434,900
10,000	National Retail Properties, Inc.	218,600
31,000	Realty Income Corp.(a)	780,890

		11,808,505

Shares		Value
Common Stocks -- (Continued)
Technology -- 2.8%
22,000	Accenture Ltd.	$943,580
40,000	Hewlett Packard Co.	1,784,800
8,000	International Business Machines Corp.	842,000
45,525	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	506,693

		4,077,073

Telecommunications -- 2.9%
63,000	AT&T, Inc.(a)	2,614,500
2,688	Citadel Broadcasting Corp.	17,336
21,000	Verizon Communications, Inc.(a)	864,570
43,000	Windstream Corp.	634,680

		4,131,086

Total Common Stocks (Cost $71,056,922)		76,898,079

Preferred Stocks -- 44.1%
Consumer Discretionary -- 1.6%
80,000	Comcast Corp., 7.000%(a)	2,026,400
11,000	Lincoln National Capital VI, Series F, 6.750%	273,900

		2,300,300

Financials -- 36.0%
80,000	Abbey National PLC, Series C, 7.375%	2,009,600
115,000	ABN Amro Capital Funding Trust V, 5.900%	2,663,400
100,000	Ace Ltd., Series C, 7.800%	2,549,000
78,900	ASBC Capital I, 7.625%	1,983,546
30,000	BAC Capital Trust XII, 6.875%	768,600
30,000	CitiGroup Capital Trust VIII, 6.950%	751,500
75,000	Compass Capital, 7.350%	1,876,500
80,000	Countrywide Financial Capital IV, 6.750%	1,870,400
39,400	Everest Re Capital Trust, 7.850%	1,000,366
20,000	Fleet Capital Trust VIII, 7.200%	503,400
150,687	General Electric Capital Corp., 6.100%	3,642,105
7,000	General Electric Capital Corp., Series A, 6.450%	177,590
25,608	Goldman Sachs Group, Inc., Series B, 6.200%	651,724
Shares		Value
Preferred Stocks -- (Continued)
Financials -- (Continued)
70,000	HSBC Holdings PLC, Series A, 6.200%	$1,669,500
125,000	ING Groep NV, 6.125%	2,941,250
63,000	JP Morgan Chase & Co., Series X, 7.000%	1,580,670
60,000	KeyCorp Capital VIII, 7.000%	1,518,000
85,000	Lehman Brothers Holdings, Inc., 6.500%	2,159,000
10,000	Merrill Lynch & Co. Capital Trust III, 7.000%	250,100
100,000	Merrill Lynch Capital Trust V, 7.280%	2,520,000
15,000	Metlife, Inc., Series B, 6.500%	383,850
70,000	Morgan Stanley Capital Trust, 6.600%	1,715,000
80,000	National City Capital Trust II, 6.625%	1,952,000
45,887	PLC Capital Trust, 7.250%	1,146,716
6,500	Provident Financial Group, Inc., 8.375%	165,230
51,450	Prudential PLC, 6.500%	1,278,532
92,800	RenaissanceRe Holdings Ltd., Series B, 7.300%	2,345,056
115,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	2,783,000
90,000	SLM Corp., 6.000%	1,755,000
114,700	The Bank of New York, Inc. Capital V, 7.800%	2,663,334
15,000	Wells Fargo Capital Trust II, 7.000%	377,250
96,000	Wells Fargo Capital Trust VIII, 5.850%	2,245,440

		51,896,659

Real Estate Investment Trusts -- 1.7%
6,500	Equity Residential Properties, Series D, 8.600%	161,980
10,700	Prologis Trust, Series F, 6.750%	265,253
88,100	Public Storage, Series F, 6.450%	2,048,325

		2,475,558

Shares		Value
Preferred Stocks -- (Continued)
Utilities -- 4.8%
3,000	AT&T, Inc., 7.000%	$75,420
120,000	BGE Capital Trust II, 6.200%	2,823,600
77,400	Entergy LA, Inc., 7.600%(a)	1,936,548
80,000	FPL Group Capital, Inc., Series A, 6.600%	1,990,400

		6,825,968

Total Preferred Stocks (Cost $66,050,073)		63,498,485

Mutual Funds -- 1.9%
Exchange Traded Funds -- 1.9%
108,000	AMEX Technology SPDR(a)	2,770,200

Total Mutual Funds (Cost $2,169,012)		2,770,200

Cash Equivalents -- 1.0%
1,400,779	Huntington Money Market Fund, Interfund Shares, 4.710%(b)(c)	1,400,779

Total Cash Equivalents (Cost $1,400,779)		1,400,779

Short-Term Securities Held As Collateral For Securities Lending -- 11.3%
	Pool of various securities for the Huntington Funds	16,322,757

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $16,322,757)		16,322,757

Total Investments (Cost $156,999,543) -- 111.6%		160,890,300

Liabilities in Excess of Other Assets -- (11.6)%		(16,720,997)

Net Assets -- 100.0%		$144,169,303

(a) All or part of the security was on loan as of June 30, 2007.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

ADR -- American Depositary Receipt
SPA -- Sales and Purchase Agreement
SPDR -- Standard & Poor’s Depositary Receipt

Huntington Growth Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Technology	19.9%
Health Care	14.3%
Energy	11.4%
Consumer Staples	10.7%
Financials	10.6%
Industrials	10.2%
Consumer Discretionary	9.6%
Other Investments (Collateral for Securities Lending)	5.9%
Materials	5.1%
Utilities	4.3%
Telecommunications	3.2%
Cash[1]	0.7%
Liabilities in Excess of Other Assets	(5.9)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash includes investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 99.3%
Consumer Discretionary -- 9.6%
31,000	Johnson Controls, Inc.	$3,588,870
47,560	Kohl’s Corp.*	3,378,187
16,500	Marriott International, Inc., Class A	713,460
144,200	Mattel, Inc.(a)	3,646,818
83,800	McDonald’s Corp.	4,253,688
71,400	Nike, Inc. Class B	4,161,906
8,080	Nordstrom, Inc.	413,049
106,800	The Walt Disney Co.	3,646,152

		23,802,130

Consumer Staples -- 10.7%
20,000	Bunge Ltd.	1,690,000
93,250	Colgate-Palmolive Co.	6,047,262
26,200	CVS Corp.	954,990
29,100	Fomento Economico Mexicano SA de CV ADR	1,144,212
58,500	General Mills, Inc.	3,417,570
128,400	Kroger Co.	3,611,892
22,000	Molson Coors Brewing Co., Class B	2,034,120
38,000	Procter & Gamble Co.	2,325,220
118,600	Walgreen Co.	5,163,844
875	WM Wrigley Jr. Co., Class B	47,688

		26,436,798

Energy -- 11.4%
40,000	Devon Energy Corp.	3,131,600
81,065	Exxon Mobil Corp.	6,799,732
22,320	Marathon Oil Corp.	1,338,307
119,880	Occidental Petroleum Corp.(a)	6,938,655
118,300	Schlumberger, Ltd.(a)	10,048,402

		28,256,696

Shares		Value
Common Stocks -- (Continued)
Financials -- 10.6%
69,000	American Express Co.	$4,221,420
48,900	Ameriprise Financial, Inc.	3,108,573
12	Berkshire Hathaway, Inc.*	1,313,700
38,200	Credit Suisse Group ADR	2,710,672
7,000	Franklin Resources, Inc.	927,290
13,630	Goldman Sachs Group, Inc.	2,954,303
79,000	JP Morgan Chase & Co.	3,827,550
27,700	Metlife, Inc.	1,786,096
31,300	Prudential Financial, Inc.	3,043,299
32,500	State Street Corp.	2,223,000

		26,115,903

Health Care -- 14.3%
100,000	Abbott Laboratories	5,355,000
90,000	Baxter International, Inc.	5,070,600
25,000	C.R. Bard, Inc.	2,065,750
12,000	Celgene Corp.*(a)	687,960
9,200	Laboratory Corporation of America Holdings*	719,992
40,000	Novo-Nordisk A/S	4,346,400
24,000	Roche Holdings Ltd. AG ADR	2,128,591
95,730	Schering-Plough Corp.	2,914,021
40,000	Stryker Corp.	2,523,600
48,700	Thermo Fisher Scientific, Inc.*	2,518,764
49,640	Wellpoint, Inc.*	3,962,762
55,000	Wyeth	3,153,700

		35,447,140

Shares		Value
Common Stocks -- (Continued)
Industrials -- 10.2%
5,650	General Dynamics Corp.	$441,943
175,200	General Electric Co.	6,706,656
95,000	Illinois Tool Works, Inc.(a)	5,148,050
35,700	Lockheed Martin Corp.	3,360,441
22,000	Precision Castparts Corp.	2,669,920
40,000	Terex Corp.*	3,252,000
40,000	W.W. Grainger, Inc.	3,722,000

		25,301,010

Materials -- 5.1%
24,900	BASF AG, ADR	3,254,679
13,534	Freeport-McMoran Copper & Gold, Inc.	1,120,886
65,800	Lafarge SA ADR(a)	2,997,190
39,400	Nucor Corp.	2,310,810
38,990	Praxair, Inc.	2,806,890

		12,490,455

Technology -- 19.9%
14,000	Amphenol Corp., Class A	499,100
28,600	Apple Computer, Inc.*	3,490,344
48,000	ASM Holding NV*	1,317,600
140,000	Cisco Systems, Inc.*	3,899,000
55,000	Fidelity National Information Services, Inc.	2,985,400
4,300	Google, Inc., Class A*(a)	2,250,534
181,587	Hewlett Packard Co.	8,102,412
47,600	International Business Machines Corp.	5,009,900
45,000	MEMC Electronic Materials, Inc.*	2,750,400
220,625	Microsoft Corp.	6,501,819
352,500	Oracle Corp.*	6,947,775
34,200	Telefonaktiebolaget LM Ericsson ADR	1,364,238
219,100	Xerox Corp.*	4,048,968

		49,167,490

Shares		Value
Common Stocks -- (Continued)
Telecommunications -- 3.2%
106,700	AT&T, Inc.	$4,428,050
8,201	Citadel Broadcasting Corp.	52,896
56,600	Telephone & Data Systems, Inc.	3,541,462

		8,022,408

Utilities -- 4.3%
49,200	FirstEnergy Corp.	3,184,716
53,610	FPL Group, Inc.	3,041,831
103,600	NRG Energy, Inc.*	4,306,652

		10,533,199

Total Common Stocks (Cost $172,971,374)		245,573,229

Cash Equivalents -- 0.7%
1,436,607	Huntington Money Market Fund, Interfund Shares, 4.710%(b)(c)	1,436,607
242,532	The Flex-funds Money Market Fund (Institutional Class), 5.080%(c)	242,532

Total Cash Equivalents (Cost $1,679,139)		1,679,139

Short-Term Securities Held As Collateral For Securities Lending -- 5.9%
	Pool of various securities for the Huntington Funds	14,611,419

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $14,611,419)		14,611,419

Total Investments (Cost $189,261,932) -- 105.9%		261,863,787

Liabilities in Excess of Other Assets -- (5.9)%		(14,681,465)

Net Assets -- 100.0%		$247,182,322

(a) All or part of the security was on loan as of June 30, 2007.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

* Non-income producing security

ADR -- American Depositary Receipt

Huntington Income Equity Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Financials	28.9%
Other Investments (Collateral for Securities Lending)	13.6%
Technology	13.3%
Industrials	10.9%
Consumer Discretionary	9.2%
Health Care	8.5%
Energy	8.4%
Telecommunications	5.9%
Consumer Staples	5.4%
Materials	5.3%
Utilities	3.6%
Cash[1]	1.4%
Liabilities in Excess of Other Assets	(14.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 99.4%
Consumer Discretionary -- 9.2%
155,800	CBS Corp., Class B(a)	$5,191,256
30,000	Cummins Engine, Inc.	3,036,300
35,300	Gannett Co., Inc.(a)	1,939,735
51,300	Genuine Parts Co.	2,544,480
75,500	Royal Caribbean Cruises Ltd.(a)	3,244,990
94,000	Time Warner, Inc.(a)	1,977,760
12,300	V.F. Corp.	1,126,434

		19,060,955

Consumer Staples -- 5.4%
86,200	Archer-Daniels-Midland Co.	2,852,358
100,000	Constellation Brands, Inc.*(a)	2,428,000
32,100	General Mills, Inc.	1,875,282
42,800	Molson Coors Brewing Co., Class B	3,957,288

		11,112,928

Energy -- 8.4%
22,800	American Electric Power Co., Inc.	1,026,912
38,800	Apache Corp.	3,165,692
27,600	Chevron Texaco Corp.	2,325,024
34,300	ConocoPhillips	2,692,550
15,000	Devon Energy Corp.	1,174,350
36,200	Marathon Oil Corp.	2,170,552
46,700	Occidental Petroleum Corp.	2,702,996
20,400	Progress Energy, Inc.(a)	930,036
16,000	Valero Energy Corp.	1,181,760

		17,369,872

Shares		Value
Common Stocks -- (Continued)
Financials -- 28.9%
80,100	Bank of America Corp.(a)	$3,916,089
109,000	BB&T Corp.	4,434,120
107,200	CitiGroup, Inc.	5,498,288
70,300	Comerica, Inc.	4,180,741
89,400	JP Morgan Chase & Co.	4,331,430
68,100	Lincoln National Corp.(a)	4,831,695
85,500	Loews Corp.	4,358,790
187,800	Progressive Corp.	4,494,054
122,899	Regions Financial Corp.(a)	4,067,957
50,300	SunTrust Banks, Inc.(a)	4,312,722
47,200	Torchmark Corp.	3,162,400
97,000	Unitrin, Inc.	4,770,460
75,400	Wachovia Corp.(a)	3,864,250
81,500	Washington Mutual, Inc.(a)	3,475,160

		59,698,156

Health Care -- 8.5%
46,000	Aetna, Inc.	2,272,400
49,700	Johnson & Johnson	3,062,514
51,200	King Pharmaceuticals, Inc.*	1,047,552
40,700	Merck & Co., Inc.	2,026,860
79,100	Pfizer, Inc.	2,022,587
56,500	Sanofi-Aventis, ADR	2,275,255
37,500	Teva Pharmaceutical Industries Ltd.	1,546,875
59,200	Wyeth	3,394,528

		17,648,571

Shares		Value
Common Stocks -- (Continued)
Industrials -- 10.9%
22,600	Eaton Corp.	$2,101,800
20,700	Fedex Corp.	2,297,079
66,000	General Electric Co.	2,526,480
50,900	Ingersoll Rand Co.	2,790,338
33,300	L-3 Communications Corp.(a)	3,243,087
42,900	Masco Corp.	1,221,363
57,900	Parker Hannifin Corp.	5,668,989
60,000	R.R. Donnelley & Sons Co.	2,610,600

		22,459,736

Materials -- 5.3%
75,400	Du Pont (E.I.) de Nemours & Co.	3,833,336
46,000	PPG Industries, Inc.	3,501,060
84,200	The Dow Chemical Co.	3,723,324

		11,057,720

Technology -- 13.3%
42,000	Automatic Data Processing, Inc.	2,035,740
104,000	Cisco Systems, Inc.*	2,896,400
48,300	Hewlett Packard Co.	2,155,146
18,800	International Business Machines Corp.	1,978,700
148,400	Nokia Corp.	4,171,524
106,000	Oracle Corp.*	2,089,260
57,200	Seagate Technology	1,245,244
111,000	Symantec Corp.*	2,242,200
471,000	United Microelectronics Corp. ADR(a)	1,610,820
70,000	United Technologies Corp.	4,965,100
110,000	Xerox Corp.*	2,032,800

		27,422,934

Shares		Value
Common Stocks -- (Continued)
Telecommunications -- 5.9%
53,400	AT&T, Inc.	$2,216,100
23,200	BT Group PLC ADR	1,544,656
178,500	Deutsche Telecom AG ADR	3,286,185
118,000	Sprint Corp.	2,443,780
44,400	Telephone & Data Systems, Inc.	2,778,108

		12,268,829

Utilities -- 3.6%
41,000	Consolidated Edison, Inc.	1,849,920
29,100	DTE Energy Co.	1,403,202
121,300	Duke Energy Corp.	2,219,790
120,400	TECO Energy, Inc.	2,068,472

		7,541,384

Total Common Stocks (Cost $163,725,095)		205,641,085

Cash Equivalents -- 1.4%
2,955,574	Huntington Money Market Fund, Interfund Shares, 4.710%(b)(c)	2,955,574

Total Cash Equivalents (Cost $2,955,574)		2,955,574

Short-Term Securities Held As Collateral For Securities Lending -- 13.6%
	Pool of various securities for the Huntington Funds	28,130,391

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $28,130,391)		28,130,391

Total Investments (Cost $194,811,060) -- 114.4%		236,727,050

Liabilities in Excess of Other Assets -- (14.4)%		(29,757,309)

Net Assets -- 100.0%		$206,969,741

(a) All or part of the security was on loan as of June 30, 2007.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

* Non-income producing security

ADR -- American Depositary Receipt

Huntington International Equity Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
United Kingdom	20.6%
Japan	20.3%
France	9.2%
Netherlands	6.1%
Singapore	5.0%
Germany	4.9%
Repurchase Agreements	4.5%
Sweden	4.2%
Spain	4.1%
Switzerland	3.4%
Ireland	2.8%
Finland	2.4%
Netherlands Antilles	2.1%
Canada	1.7%
Mexico	1.3%
Taiwan	1.2%
Malaysia	1.0%
Italy	0.9%
Norway	0.9%
India	0.8%
Other Assets in Excess of Liabilities	2.6%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 89.9%
Canada -- 1.7%
Energy -- 1.4%
70,000	EnCana Corp.	$4,301,500

		4,301,500

Industrials -- 0.3%
20,000	Canadian National Railway Co.	1,018,600

		1,018,600

		5,320,100

Finland -- 2.4%
Technology -- 2.4%
275,000	Nokia OYJ	7,744,644

France -- 9.2%
Consumer Discretionary -- 1.2%
87,000	Vivendi	3,757,013

		3,757,013

Consumer Staples -- 1.2%
48,600	Groupe DANONE	3,947,562

		3,947,562

Shares		Value
Common Stocks -- (Continued)
France -- (Continued)
Energy -- 2.0%
80,140	Total SA	$6,535,445

		6,535,445

Financials -- 1.9%
144,900	AXA ADR	6,236,496

		6,236,496

Industrials -- 2.3%
53,000	Schneider Electric SA	7,468,759

		7,468,759

Utilities -- 0.6%
31,800	Suez SA ADR	1,822,776

		1,822,776

		29,768,051

Germany -- 4.9%
Health Care -- 1.5%
76,300	Stada Arzneimittel AG	4,874,783

		4,874,783

Shares		Value
Common Stocks -- (Continued)
Germany -- (Continued)
Technology -- 1.7%
104,400	SAP AG	$5,349,064

		5,349,064

Utilities -- 1.7%
100,000	E ON AG ADR	5,564,000

		5,564,000

		15,787,847

Ireland -- 2.8%
Consumer Staples -- 1.4%
163,300	Kerry Group PLC	4,574,601

		4,574,601

Financials -- 1.4%
210,000	Anglo Irish Bank Corp. PLC	4,291,340

		4,291,340

		8,865,941

Italy -- 0.9%
Industrials -- 0.9%
96,000	Finmeccanica SPA	2,966,018

Japan -- 20.3%
Consumer Discretionary -- 2.4%
94,000	Honda Motor Co., Ltd.	3,435,952
222,000	Matsushita Electric Industrial Co. Ltd.	4,408,984

		7,844,936

Consumer Staples -- 4.4%
390,000	Ajinomoto Co., Inc.	4,501,584
158,000	Shiseido Co. Ltd.	3,375,355
113,600	Uni-Charm Corp.	6,450,037

		14,326,976

Financials -- 1.8%
524,500	Mitsubishi Tokyo Financial Group, Inc.	5,779,990

		5,779,990

Health Care -- 2.4%
57,000	Eisai Co. Ltd.	2,490,943
96,400	ONO Pharmaceutical Co. Ltd.	5,113,248

		7,604,191

Industrials -- 3.0%
265,000	KOMATSU Ltd.	7,706,117
260,000	Kubota Corp.	2,111,932

		9,818,049

Technology -- 5.5%
112,500	Canon, Inc.	6,606,896
16,150	Nintendo Co. Ltd.	5,916,376
277,000	Sharp Corp.	5,265,047

		17,788,319

Utilities -- 0.8%
76,000	The Tokyo Electric Power Co., Inc.	2,444,643
		2,444,643

		65,607,104

Shares		Value
Common Stocks -- (Continued)
Mexico -- 1.3%
Materials -- 1.3%
116,604	Cemex SA ADR	$4,302,688

Netherlands -- 6.1%
Consumer Discretionary -- 2.2%
169,000	Koninklijke (Royal) Phillips Electronics NV ADR	7,152,080

		7,152,080

Financials -- 2.0%
147,012	ING Group NV	6,523,654

		6,523,654

Industrials -- 1.9%
133,800	TNT NV	6,053,258

		6,053,258

		19,728,992

Netherlands Antilles -- 2.1%
Energy -- 2.1%
79,000	Schlumberger, Ltd.	6,710,260

Norway -- 0.9%
Telecommunications -- 0.9%
141,000	Telenor ASA	2,768,857

Singapore -- 5.0%
Industrials -- 3.0%
1,186,000	Keppel Corp. Ltd.	9,687,010

		9,687,010

Telecommunications -- 2.0%
2,955,930	Singapore Telecommunications Ltd.	6,567,016

		6,567,016

		16,254,026

Spain -- 4.1%
Financials -- 1.8%
240,700	Banco Bilbao Vizcaya SA ADR	5,868,266

		5,868,266

Telecommunications -- 2.3%
332,384	Telefonica SA	7,439,989

		7,439,989

		13,308,255

Sweden -- 4.2%
Financials -- 1.9%
162,600	Swedbank AB, Class A	5,921,808

		5,921,808

Industrials -- 2.3%
369,500	Sandvik AB	7,512,140

		7,512,140

		13,433,948

Shares		Value
Common Stocks -- (Continued)
Switzerland -- 3.4%
Health Care -- 1.2%
66,900	Novartis AG	$3,779,971

		3,779,971

Materials -- 2.2%
183,100	Syngenta AG ADR	7,128,083

		7,128,083

		10,908,054

United Kingdom -- 20.6%
Consumer Discretionary -- 2.0%
384,000	Pearson PLC	6,499,849

		6,499,849

Consumer Staples -- 4.6%
554,400	Cadbury Schweppes PLC	7,569,664
872,284	Tesco PLC	7,329,897

		14,899,561

Energy -- 2.4%
476,000	BG Group PLC	7,851,615

		7,851,615

Financials -- 4.5%
478,000	Barclays PLC	6,680,080
240,000	Standard Chartered PLC	7,854,948

		14,535,028

Health Care -- 0.8%
46,850	GlaxoSmithKline PLC ADR	2,453,535

		2,453,535

Industrials -- 2.0%
608,000	Rolls-Royce Group PLC	6,574,062

		6,574,062

Materials -- 2.7%
27,900	Rio Tinto PLC ADR	8,540,748

		8,540,748

Shares or Principal Amount		Value
Common Stocks -- (Continued)
Utilities -- 1.6%
177,100	Scottish & Southern Energy PLC	$5,152,660
		5,152,660

		66,507,058

Total Common Stocks (Cost $190,068,361)		289,981,843

Mutual Funds -- 3.0%
India -- 0.8%
Management Investment Operation -- 0.8%
58,200	Morgan Stanley India Fund	2,618,418

Malaysia -- 1.0%
Management Investment Operation -- 1.0%
275,000	iShares MSCI Malaysia Index Fund	3,253,250

Taiwan -- 1.2%
Management Investment Operation -- 1.2%
235,000	iShares MSCI Taiwan Index Fund	3,750,600

Total Mutual Funds (Cost $7,470,178)		9,622,268

Repurchase Agreements -- 4.5%
$14,569,000	State Street Bank, 3.400%, dated 6/29/07, due 7/2/07, repurchase price 14,573,128 (Fully collaterized by U.S. Treasury securities)	14,569,000

Total Repurchase Agreements (Cost $14,569,000)		14,569,000

Total Investments (Cost $212,107,539) -- 97.4%		314,173,111

Other Assets in Excess of Liabilities -- 2.6%		8,327,646

Net Assets -- 100.0%		$322,500,757

ADR -- American Depositary Receipt
SPA -- Sales and Purchase Agreement

Huntington Macro 100 Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Technology	47.6%
Financials	15.7%
Consumer Discretionary	14.8%
Telecommunications	7.6%
Industrials	5.0%
Consumer Staples	4.9%
Materials	1.6%
Cash[1]	1.4%
Health Care	0.8%
Utilities	0.6%
Other Assets in Excess of Liabilities	0.0%[2]

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

2 Rounds to less than 0.05%.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 98.6%
Consumer Discretionary -- 14.8%
5,600	Amazon.Com, Inc.*	$383,096
13,000	CBS Corp., Class B	433,160
2,800	Family Dollar Stores, Inc.	96,096
9,300	Gap, Inc.	177,630
3,100	Genuine Parts Co.	153,760
1,300	Harman International Industries, Inc.	151,840
35,700	Home Depot, Inc.	1,404,795
4,000	IAC/InterActiveCorp*	138,440
5,800	Kohl’s Corp.*	411,974
26,600	Lowe’s Cos., Inc.	816,354
1,600	MGIC Investment Corp.	90,976
2,552	RadioShack Corp	84,573
8,300	The Interpublic Group of Cos., Inc.*	94,620
3,200	Tribune Co.	94,080
43,000	Wal-Mart Stores, Inc.	2,068,730

		6,600,124

Consumer Staples -- 4.9%
5,000	Coca-Cola Enterprises, Inc.	120,000
12,800	Sara Lee Corp.	222,720
35,200	The Coca-Cola Co.	1,841,312

		2,184,032

Financials -- 15.7%
4,300	Ameriprise Financial, Inc.	273,351
7,400	Capital One Financial Corp.	580,456
2,800	Comerica, Inc.	166,516
17,100	Fannie Mae	1,117,143
12,200	Federal Home Loan Mortgage Corp.	740,540
9,800	Fifth Third Bancorp	389,746
2,300	First Horizon National Corp.	89,700
7,400	Goldman Sachs Group, Inc.	1,603,950
Shares		Value
Common Stocks -- (Continued)
Financials -- (Continued)
18,700	Morgan Stanley	$1,568,556
6,400	Sovereign Bancorp	135,296
18,000	The Charles Schwab Corp.	369,360

		7,034,614

Health Care -- 0.8%
20,700	Boston Scientific Corp.*	317,538
8,400	Tenet Healthcare Corp.*	54,684

		372,222

Industrials -- 5.0%
7,800	Avon Products, Inc.	286,650
7,900	Carnival Corp.	385,283
33,200	Ford Motor Co.	312,744
9,900	General Motors Corp.	374,220
7,900	International Paper Co.	308,495
9,700	Marsh & Mclennan Cos., Inc.	299,536
2,650	New York Times Co., Class A	67,310
13,900	Southwest Airlines Co.	207,249

		2,241,487

Materials -- 1.6%
24,500	Applied Materials, Inc.	486,815
2,000	Jones Apparel Group, Inc.	56,500
2,300	Perkinelmer, Inc.	59,938
1,900	Waters Corp.*	112,784

		716,037

Shares		Value
Common Stocks -- (Continued)
Technology -- 47.6%
10,300	Adobe Systems, Inc.*	$413,545
9,800	Advanced Micro Devices, Inc.*	140,140
1,900	Affiliated Computer Services, Inc.*	107,768
6,400	Altera Corp.	141,632
6,000	Analog Devices, Inc.	225,840
4,200	Autodesk, Inc.*	197,736
3,700	BMC Software, Inc.*	112,110
7,400	CA, Inc.	191,142
1,600	Ciena Corp.*	57,808
76,300	Cisco Systems, Inc.*	2,124,955
5,900	Compuware Corp.*	69,974
39,700	Dell, Inc.*	1,133,435
20,000	Ebay, Inc.*	643,600
36,900	EMC Corp.*	667,890
97,800	Intel Corp.	2,323,728
20,800	International Business Machines Corp.	2,189,200
6,200	Intuit, Inc.*	186,496
3,400	Jabil Circuit, Inc.	75,038
3,630	Kla-Tencor Corp.	199,469
1,800	Lexmark International Group, Inc.*	88,758
5,394	Linear Technology Corp.	195,155
13,600	LSI Logic Corp.*	102,136
5,786	Maxim Integrated Products, Inc.	193,310
13,300	Micron Technology, Inc.*	166,649
70,400	Microsoft Corp.	2,074,688
2,650	Molex, Inc.	79,527
41,800	Motorola, Inc.	739,860
6,100	Novell, Inc.*	47,519
2,358	Novellus Systems*	66,896
6,300	NVIDIA Corp.*	260,253
69,800	Oracle Corp.*	1,375,758
3,900	PMC-Sierra, Inc.*	30,147
2,944	QLogic Corp.*	49,018
29,000	Qualcomm, Inc.	1,258,310
9,300	Sanmina Corp.*	29,109
15,900	Solectron Corp.*	58,512
62,800	Sun Microsystems, Inc.*	330,328
16,299	Symantec Corp.*	329,240
1,500	Tektronix, Inc.	50,610
7,800	Tellabs, Inc.*	83,928
3,430	Teradyne, Inc.*	60,299
25,300	Texas Instruments, Inc.	952,039
6,200	Unisys Corp.*	56,668
4,500	Verisign, Inc.*	142,785
12,200	Viacom, Inc., CLASS B*	507,886
6,000	Xilinx, Inc.	160,620
21,500	Yahoo!, Inc.*	583,295

		21,274,809

Shares		Value
Common Stocks -- (Continued)
Telecommunications -- 7.6%
2,200	ADC Telecommunications, Inc.*	$40,326
8,000	Avaya, Inc.*	134,720
8,800	Clear Channel Communications, Inc.	332,816
54,300	Comcast Corp., CLASS A*	1,526,916
3,800	JDS Uniphase Corp.*	51,034
10,000	Juniper Networks, Inc.*	251,700
50,800	Sprint Corp.	1,052,068

		3,389,580

Utilities -- 0.6%
3,200	DTE Energy Co.	154,304
7,100	Dynegy, Inc.*	67,024
3,726	TECO Energy, Inc.	64,013

		285,341

Total Common Stocks (Cost $42,435,051)		44,098,246

Cash Equivalents -- 1.4%
618,152	Huntington Money Market Fund, Interfund Shares, 4.710%(a)(b)	618,152

Total Cash Equivalents (Cost $618,152)		618,152

Total Investments (Cost $43,053,203) -- 100.0%		44,716,398

Other Assets in Excess of Liabilities(c) -- 0.0%		12,390

Net Assets -- 100.0%		$44,728,788

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2007.

(c) Amount rounds to less than 0.05%.

* Non-income producing security

Huntington Mid Corp America Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Industrials	17.6%
Other Investments (Collateral for Securities Lending)	14.9%
Financials	13.9%
Technology	13.1%
Energy	12.4%
Health Care	12.0%
Consumer Discretionary	11.3%
Materials	7.1%
Utilities	5.3%
Consumer Staples	3.5%
Cash[1]	2.5%
Telecommunications	0.8%
Real Estate Investment Trusts	0.0%[2]
Liabilities in Excess of Other Assets	(14.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund

2 Amount rounds to less than 0.05%.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 97.0%
Consumer Discretionary -- 11.3%
19,500	Abercrombie & Fitch Co., Class A	$1,423,110
30,900	AnnTaylor Stores Corp.*	1,094,478
21,000	Beazer Homes USA, Inc.(a)	518,070
16,200	BorgWarner, Inc.	1,393,848
12,000	Boyd Gaming Corp.	590,280
16,900	Brunswick Corp.(a)	551,447
17,200	Cummins Engine, Inc.	1,740,812
14,666	D. R. Horton, Inc.	292,293
30,934	Fidelity National Title Group, Inc., Class A(a)	733,136
19,200	Hanover Insurance Group, Inc.	936,768
4,000	Hilton Hotels Corp.(a)	133,880
23,000	Liz Claiborne, Inc.(a)	857,900
40,000	Nordstrom, Inc.	2,044,800
5,000	Polo Ralph Lauren Corp.	490,550
18,382	Pulte Homes, Inc.	412,676
12,000	Republic Services, Inc., Class A	367,680
37,200	Royal Caribbean Cruises Ltd.	1,598,856
27,500	Sonic Automotives, Inc.	796,675
6,000	Starwood Hotels & Resorts Worldwide, Inc.	402,420
14,700	The Stanley Works	892,290
10,000	UniFirst Corp.	440,500
10,600	Whirlpool Corp.	1,178,720
8,000	Wolverine World Wide, Inc.	221,680
31,800	Zales Corp.*	757,158

		19,870,027

Shares		Value
Common Stocks -- (Continued)
Consumer Staples -- 3.5%
31,200	Church & Dwight Co., Inc.	$1,511,952
20,000	Constellation Brands, Inc.*(a)	485,600
5,000	Molson Coors Brewing Co., Class B	462,300
27,800	NBTY, Inc.*	1,200,960
20,700	Ralcorp Holding, Inc.*	1,106,415
18,900	Smithfield Foods, Inc.*	581,931
16,400	Supervalu, Inc.	759,648

		6,108,806

Energy -- 12.4%
27,710	Apache Corp.	2,260,859
4,500	Baker Hughes, Inc.(a)	378,585
14,900	BJ Services Co.	423,756
62,700	Chesapeake Energy Corp.(a)	2,169,420
39,644	Devon Energy Corp.	3,103,729
11,300	Forest Oil Corp.*(a)	477,538
29,200	Helmerich & Payne, Inc.	1,034,264
9,145	Mariner Energy, Inc.*	221,766
19,800	Murphy Oil Corp.	1,176,912
27,900	National Fuel Gas Co.(a)	1,208,349
68,000	Noble Energy, Inc.	4,242,520
700	Patterson-Uti Energy, Inc.(a)	18,347
6,000	Smith International, Inc.	351,840
66,200	Spectra Energy Corp	1,718,552
15,600	Suncor Energy, Inc. ADR	1,402,752
500	Sunoco, Inc.	39,840
15,000	Unit Corp.*	943,650
12,600	Weatherford International, Inc.*	696,024
700	XTO Energy, Inc.	42,070

		21,910,773

Shares		Value
Common Stocks -- (Continued)
Financials -- 13.9%
28,500	Allied Capital Corp.(a)	$882,360
17,900	AMBAC Financial Group, Inc.	1,560,701
14,600	Amcore Financial, Inc.	423,254
26,200	AmeriCredit Corp.*(a)	695,610
21,200	BancorpSouth, Inc.	518,552
12,400	Bear Stearns Companies, Inc.	1,736,000
18,818	BOK Financial Corp.	1,005,258
3,000	CIT Group, Inc.	164,490
26,900	City National Corp.	2,046,821
24,200	First American Financial Corp.	1,197,900
34,200	First Horizon National Corp.(a)	1,333,800
17,000	FirstMerit Corp.(a)	355,810
7,372	Fulton Financial Corp.	106,304
4,000	Genworth Financial, Inc.	137,600
20,000	Legg Mason, Inc.	1,967,600
13,300	M&T Bank Corp.(a)	1,421,770
31,400	MoneyGram International, Inc.	877,630
22,100	Nationwide Financial Services, Inc.	1,397,162
62,250	Old Republic International Corp.	1,323,435
30,900	Protective Life Corp.	1,477,329
6,000	T. Rowe Price Group, Inc.(a)	311,340
32,800	TCF Financial Corp.	911,840
26,700	Torchmark Corp.	1,788,900
21,000	Wilmington Trust Corp.	871,710

		24,513,176

Health Care -- 12.0%
50,000	AmerisourceBergen Corp.	2,473,500
26,100	Barr Laboratories, Inc.*	1,311,003
8,300	Cephalon, Inc.*(a)	667,237
38,775	Coventry Health Care, Inc.*	2,235,379
8,000	Dentsply International, Inc.	306,080
27,800	Invitrogen Corp.*	2,050,250
29,800	Lincare Holdings, Inc.*	1,187,530
76,300	Mylan Laboratories, Inc.	1,387,897
24,900	Omnicare, Inc.(a)	897,894
22,200	Owens & Minor, Inc.	775,668
36,000	Pediatrix Medical Group, Inc.*	1,985,400
50,000	Respironics, Inc.*	2,129,500
73,156	Thermo Fisher Scientific, Inc.*	3,783,628

		21,190,966

Industrials -- 17.6%
9,600	Alliant Techsystems, Inc.*	951,840
10,000	Chaparral Steel Co.	718,700
47,200	Cooper Industries Ltd., Class A	2,694,648
27,000	Eastman Chemical Co.	1,736,910
16,000	Elbit Systems Ltd.	683,840
3,000	G&K Services, Inc., Class A	118,530
40,700	Griffon Corp.*	886,446
22,000	Insituform Technologies, Inc., Class A*	479,820
27,000	Kennametal, Inc.	2,214,810
39,000	L-3 Communications Corp.(a)	3,798,210
19,500	Mohawk Industries, Inc.*(a)	1,965,405
6,000	Oshkosh Truck Corp.	377,520
Shares		Value
Common Stocks -- (Continued)
Industrials -- (Continued)
28,800	Pall Corp.	$1,324,512
15,600	Parker Hannifin Corp.	1,527,396
32,800	Precision Castparts Corp.	3,980,608
7,000	R.R. Donnelley & Sons Co.	304,570
3,000	Rockwell International Corp.(a)	208,320
21,000	Ryder System, Inc.	1,129,800
16,000	Stericycle, Inc.*(a)	711,360
21,500	Teleflex, Inc.	1,758,270
10,000	Textron, Inc.	1,101,100
16,600	Thomas & Betts Corp.*	962,800
40,000	Wyndham Worldwide Corp.*	1,450,400

		31,085,815

Materials -- 7.1%
41,400	Albemarle Corp.	1,595,142
44,400	AptarGroup, Inc.	1,578,864
6,000	Ball Corp.(a)	319,020
6,200	Bemis Co.	205,716
8,000	Cymer, Inc.*	321,600
27,700	Cytec Industries, Inc.	1,766,429
1,089	Eagle Materials, Inc.(a)	53,415
13,500	FMC Corp.	1,206,765
18,800	Lubrizol Corp.	1,213,540
3,000	Minerals Technologies, Inc.	200,850
18,300	Pactiv Corp.*	583,587
20,000	Quanex Corp.	974,000
6,000	Schnitzer Steel Industries, Inc.	287,640
5,000	Texas Industries, Inc.	392,050
10,000	The Scotts Co.	429,400
43,400	Trimble Navigation Ltd.*	1,397,480

		12,525,498

Real Estate Investment Trusts -- 0.0%
3,673	Host Hotels & Resorts, Inc.	84,920

		84,920

Technology -- 13.1%
125,333	Activision, Inc.*	2,339,967
11,000	Amdocs, Ltd.*	438,020
40,800	Arris Group, Inc.*(a)	717,672
15,100	Avocent Corp.*	438,051
8,925	Benchmark Electronics, Inc.*	201,884
6,000	Cognos, Inc.*	238,020
13,100	Coherent, Inc.*	399,681
4,600	Electronic Arts, Inc.*	217,672
13,596	Fidelity National Information Services, Inc.	737,991
3,000	Fiserv, Inc.*	170,400
13,600	FLIR Systems, Inc.*(a)	629,000
40,000	Forrester Research, Inc.*	1,125,200
3,000	Genzyme Corp.*	193,200
33,000	Harris Corp.(a)	1,800,150
24,400	Imation Corp.	899,384
35,400	Integrated Device Technology, Inc.*	540,558
12,400	International Rectifier Corp.*	462,024
12,000	Intersil Corp., Class A	377,520
10,000	Intuit, Inc.*	300,800
Shares		Value
Common Stocks -- (Continued)
Technology -- (Continued)
13,000	Jabil Circuit, Inc.	$286,910
29,000	JDA Software Group, Inc.*	569,270
7,000	Kla-Tencor Corp.	384,650
21,000	LAM Research Corp.*(a)	1,079,400
11,000	MEMC Electronic Materials, Inc.*	672,320
3,000	Microchip Technology, Inc.	111,120
25,000	Micron Technology, Inc.*(a)	313,250
11,000	Molex, Inc.	330,110
30,800	NCR Corp.*	1,618,232
6,000	NVIDIA Corp.*	247,860
50,000	ON Semiconductor Corp.*	536,000
17,200	Progress Software Corp.*	546,788
37,300	Sandisk Corp.*(a)	1,825,462
32,000	Sybase, Inc.*	764,480
14,000	Symmetricom, Inc.*	117,600
7,500	THQ, Inc.*	228,900
29,250	Varian Semiconductor Equipment Associates, Inc.*	1,171,755

		23,031,301

Telecommunications -- 0.8%
12,000	CenturyTel, Inc.	588,600
50,000	Sycamore Networks, Inc.*	201,000
9,000	Telus Corp.	530,280

		1,319,880

Shares		Value
Common Stocks -- (Continued)
Utilities -- 5.3%
12,000	AGL Resources, Inc.	$485,760
9,766	Allete, Inc.	459,490
15,500	Atmos Energy Corp.	465,930
8,000	Constellation Energy Group	697,360
34,800	Energy East Corp.	907,932
9,000	KeySpan Corp.	377,820
60,750	MDU Resources Group, Inc.	1,703,430
9,500	New Jersey Resources Corp.	484,690
71,000	Questar Corp.	3,752,350
		9,334,762

Total Common Stocks (Cost $91,993,918)		170,975,924

Short-Term Securities Held As Collateral For Securities Lending -- 14.9%
	Pool of various securities for the Huntington Funds	26,309,205

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $26,309,205)		26,309,205

Cash Equivalents -- 2.5%
4,508,016	Huntington Money Market Fund, Interfund Shares, 4.710%(b)(c)	4,508,016

Total Cash Equivalents (Cost $4,508,016)		4,508,016

Total Investments (Cost $122,811,139) -- 114.4%		201,793,145

Liabilities in Excess of Other Assets -- (14.4)%		(25,466,456)

Net Assets -- 100.0%		$176,326,689

(a) All or part of the security was on loan as of June 30, 2007.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

* Non-income producing security

ADR -- American Depositary Receipt

Huntington New Economy Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Technology	16.4%
Other Investments (Collateral for Securities Lending)	15.4%
Industrials	13.9%
Financials	11.1%
Health Care	10.7%
Consumer Staples	10.7%
Consumer Discretionary	9.5%
Energy	6.1%
Materials	5.9%
Real Estate Investment Trusts	4.6%
Utilities	4.2%
Telecommunications	3.8%
Cash[1]	3.1%
Liabilities in Excess of Other Assets	(15.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 96.9%
Consumer Discretionary -- 9.5%
48,849	American Eagle Outfitters, Inc.(a)	$1,253,465
33,600	Brown Shoe Co., Inc.	817,152
57,200	Carmax, Inc.*	1,458,600
37,600	Guess ?, Inc.(a)	1,806,304
11,300	J.C. Penney Co., Inc.	817,894
30,700	Priceline.com, Inc.*(a)	2,110,318
4,200	Sears Holdings Corp.*	711,900
44,400	Skechers USA, Inc.*	1,296,480
96,000	Volvo AB	1,909,440
7,000	YUM! Brands, Inc.	229,040

		12,410,593

Consumer Staples -- 10.7%
56,300	Church & Dwight Co., Inc.(a)	2,728,298
22,000	Molson Coors Brewing Co., Class B	2,034,120
51,000	NBTY, Inc.*	2,203,200
15,300	Ralcorp Holding, Inc.*	817,785
27,640	Reynolds American, Inc.	1,802,128
825	Seaboard Corp.	1,934,625
70,500	Spartan Stores, Inc.	2,320,155

		13,840,311

Energy -- 6.1%
24,500	Energy Transfer Partners LP(a)	1,512,385
12,400	Grand Prideco, Inc.*	667,492
20,600	Holly Corp.	1,528,314
29,100	Plains All American Pipeline LP	1,852,215
57,200	The Williams Companies, Inc.	1,808,664
9,554	XTO Energy, Inc.	574,195

		7,943,265

Shares		Value
Common Stocks -- (Continued)
Financials -- 11.1%
2,250	Advanta Corp. Class A	$63,923
14,400	Assurant, Inc.(a)	848,448
18,900	Brookfield Asset Management, Inc.(a)	754,110
12,610	Cash America International, Inc.	499,986
34,100	CB Richard Ellis Group, Inc.*	1,244,650
53,700	Credicorp Ltd.	3,284,829
22,000	Eaton Vance Corp.	971,960
21,150	First Marblehead Corp.(a)	817,217
15,900	Franklin Resources, Inc.	2,106,273
13,800	Philadelphia Consolidated Holdings Corp.*	576,840
7,300	Shinhan Financial Group Co., Ltd. ADR	894,177
7,560	Sovereign Bancorp(a)	159,818
48,800	Willis Group Holdings Ltd.	2,150,128

		14,372,359

Health Care -- 10.7%
13,200	Aetna, Inc.	652,080
6,100	Becton, Dickinson & Co.	454,450
59,900	HLTH Corp.*	839,199
14,300	Humana, Inc.*	871,013
46,600	inVentiv Health, Inc.*	1,706,026
17,000	Inverness Medical Innovations, Inc.*	867,340
10,300	Laboratory Corporation of America Holdings*	806,078
31,000	Pediatrix Medical Group, Inc.*	1,709,650
27,400	Stryker Corp.	1,728,666
Shares		Value
Common Stocks -- (Continued)
Health Care -- (Continued)
12,700	Thermo Fisher Scientific, Inc.*	$656,844
21,500	Wellcare Group, Inc.*	1,945,965
20,000	Zimmer Holdings, Inc.*	1,697,800

		13,935,111

Industrials -- 13.9%
13,230	Ameron International Corp.	1,193,214
25,900	Belden CDT, Inc.	1,433,565
11,800	Canadian Pacific Railway Ltd.	812,076
30,200	General Cable Corp.*(a)	2,287,650
15,100	Genlyte Group, Inc.*	1,185,954
4,000	L-3 Communications Corp.(a)	389,560
17,000	Laidlaw International, Inc.	587,350
25,800	Loews Corp-Carolina Group	1,993,566
20,400	Manitowoc Co.	1,639,752
21,848	PACCAR, Inc.	1,901,650
10,400	Precision Castparts Corp.	1,262,144
22,100	Terex Corp.*	1,796,730
31,200	Watson Wyatt Worldwide, Inc.	1,574,976

		18,058,187

Materials -- 5.9%
5,360	Freeport-McMoran Copper & Gold, Inc.	443,915
29,900	Methanex Corp.(a)	751,686
16,800	Nucor Corp.	985,320
33,300	RPM International, Inc.	769,563
9,600	RTI International Metals, Inc.*	723,552
15,700	Silgan Holdings, Inc.	867,896
11,800	Southern Copper Corp.(a)	1,112,268
21,700	Syngenta AG ADR	844,781
11,300	United States Steel Corp.	1,228,875

		7,727,856

Real Estate Investment Trusts -- 4.6%
25,200	American Real Estate Partners LP(a)	2,563,848
9,600	CBL & Associates Properties, Inc.	346,080
52,600	Digital Reality Trust, Inc.	1,981,968
33,597	Host Hotels & Resorts, Inc.(a)	776,763
7,700	Ventas, Inc.(a)	279,125

		5,947,784

Technology -- 16.4%
38,900	Accenture Ltd.	1,668,421
49,000	Advanced Energy Industries, Inc.*	1,110,340
25,200	Anixter International, Inc.*	1,895,292
58,600	Arris Group, Inc.*(a)	1,030,774
118,220	ASE Test Ltd.*	1,663,355
26,000	Avnet, Inc.*	1,030,640
48,400	BMC Software, Inc.*	1,466,520
100,000	CGI Group, Inc. Class A*	1,122,000
2,763	Fidelity National Information Services, Inc.	149,976
Shares		Value
Common Stocks -- (Continued)
Technology -- (Continued)
30,300	InterDigital Communications Corp.*	$974,751
58,200	McAfee, Inc.*	2,048,640
75,400	Mentor Graphics Corp.*	993,018
19,600	Mettler Toledo International, Inc.*	1,871,996
12,200	NCR Corp.*	640,988
36,800	NVIDIA Corp.*	1,520,208
52,000	Varian Semiconductor Equipment Associates, Inc.*	2,083,120

		21,270,039

Telecommunications -- 3.8%
26,097	American Tower Corp., Class A*	1,096,074
61,500	Premiere Global Services, Inc.*	800,730
180,390	Qwest Communications International, Inc.*(a)	1,749,783
22,000	SBA Communications Corp.*	738,980
25,050	Time Warner Telecom, Inc., Class A*	503,505

		4,889,072

Utilities -- 4.2%
29,200	AES Corp.*	638,896
17,000	Allegheny Energy, Inc.*	879,580
17,400	FirstEnergy Corp.	1,126,302
35,600	NRG Energy, Inc.*	1,479,892
25,599	ONEOK, Inc.	1,290,446

		5,415,116

Total Common Stocks (Cost $98,845,022)		125,809,693

Cash Equivalents -- 3.1%
3,943,888	Huntington Money Market Fund, Interfund Shares, 4.710%(b)(c)	3,943,888

Total Cash Equivalents (Cost $3,943,888)		3,943,888

Short-Term Securities Held As Collateral For Securities Lending -- 15.4%
	Pool of various securities for the Huntington Funds	19,979,767

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $19,979,767)		19,979,767

Total Investments (Cost $122,768,677) -- 115.4%		149,733,348

Liabilities in Excess of Other Assets -- (15.4)%		(19,932,219)

Net Assets -- 100.0%		$129,801,129

(a) All or part of the security was on loan as of June 30, 2007.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

* Non-income producing security

ADR -- American Depositary Receipt

Huntington Real Strategies Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Agencies	34.7%
Industrials	17.0%
Energy	13.6%
Materials	12.2%
Exchange Traded Funds	9.9%
Consumer Discretionary	5.1%
Cash[1]	2.2%
Utilities	1.8%
Consumer Staples	1.4%
Real Estate Investment Trusts	1.3%
Health Care	1.1%
Liabilities in Excess of Other Assets	(0.3)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 53.5%
Consumer Discretionary -- 5.1%
3,300	Cummins Engine, Inc.	$333,993
12,600	The St. Joe Co.	583,884
14,000	Volvo AB	278,460

		1,196,337

Consumer Staples -- 1.4%
7,000	Corn Products International, Inc.	318,150

		318,150

Energy -- 13.6%
4,400	Anadarko Petroleum Corp.	228,756
5,000	Candian Natural Resourecs Ltd. ADR	331,750
3,000	Chevron Texaco Corp.	252,720
3,500	ConocoPhillips	274,750
25,000	Denison Mines Corp*	298,750
5,000	EnCana Corp.	307,250
18,500	Energy Metals Corp*	269,360
4,000	National-Oilwell Varco, Inc.*	416,960
8,000	Norsk Hydro ASA ADR	306,160
6,600	North European Oil Royalty Trust	260,172
6,400	Superior Energy Services, Inc.*	255,488

		3,202,116

Health Care -- 1.1%
10,000	Air Liquide SA ADR	261,500

		261,500

Shares		Value
Common Stocks -- (Continued)
Industrials -- 17.0%
7,000	AGCO Corp.*	$303,870
15,000	Atlas Copco AB ADR	252,000
8,000	Chicago Bridge And Iron Co. ADR	301,920
7,500	Cia Vale do Rio Doce ADR	334,125
3,000	Deere & Co.	362,220
6,000	Harsco Corp.	312,000
22,000	Highveld Steel & Vanadium Corp. Ltd.	286,440
3,000	Kennametal, Inc.	246,090
5,000	Metso Corp. ADR	294,700
4,500	Potash Corp. of Saskatchewan, Inc.	350,865
5,500	Robbins & Myers, Inc.	292,215
4,200	Tidewater, Inc.	297,696
3,500	TransOcean, Inc.*	370,930

		4,005,071

Materials -- 12.2%
8,700	Anglo American Corp.	255,258
12,000	Barrick Gold Corp.	348,840
3,000	BASF AG, ADR	392,130
3,500	Ceradyne, Inc.*	258,860
5,000	Enbridge Energy Partners LP	277,750
1,000	Rio Tinto PLC ADR	306,120
4,000	Southern Copper Corp.	377,040
7,000	The Dow Chemical Co.	309,540
16,000	USEC, Inc.*	351,680

		2,877,218

Shares		Value
Common Stocks -- (Continued)
Real Estate Investment Trusts -- 1.3%
7,500	Plum Creek Timber Co., Inc.	$312,450

		312,450

Utilities -- 1.8%
8,000	Questar Corp.	422,800

		422,800

Total Common Stocks (Cost $12,140,962)		12,595,642

Mutual Funds -- 9.9%
Exchange Traded Funds -- 9.9%
7,500	iShares COMEX Gold Trust	482,250
9,000	iShares MSCI Australia Index Fund	255,780
4,500	iShares MSCI Brazil Index Fund	275,445
2,000	iShares MSCI South Africa Index Fund	250,160
4,000	iShares Silver Trust	494,600
1,500	Oil Service HOLDRs Trust	262,275
12,000	PowerShares DB US Dollar Index Bearish Fund	311,640

Total Mutual Funds (Cost $2,368,805)		2,332,150

Principal Amount or Shares		Value
U.S. Government Agencies -- 34.7%
Federal Home Loan Bank -- 13.6%
$3,200,000	4.870%(a), 7/2/07	$3,199,573
5,000,000	5.110%(a), 7/23/07	4,983,677

Total U.S. Government Agencies (Cost $8,183,960)		8,183,250

Cash Equivalents -- 2.2%
509,474	Huntington Money Market Fund, Interfund Shares, 4.710%(b)(c)	509,474

Total Cash Equivalents (Cost $509,474)		509,474

Total Investments (Cost $23,203,201) -- 100.3%		23,620,516

Liabilities in Excess of Other Assets -- (0.3)%		(77,091)

Net Assets -- 100.0%		23,543,425

(a) Rate represents the effective yield at purchase.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

* Non-income producing security

ADR -- American Depositary Receipt
COMEX -- formerly known as the Commodity Exchange,
now New York Mercantile Exchange
DB -- Deutsche Bank
HOLDRs -- Holding Company Depositary Receipts
MSCI -- Morgan Stanley Capital International

Huntington Rotating Markets Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
United States of America	40.2%
Europe	31.3%
Emerging Markets	16.4%
Asia	6.8%
Canada	3.2%
Cash[1]	2.0%
Other Assets in Excess of Liabilities	0.1%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Mutual Funds -- 97.9%
Exchange Traded Funds -- 97.9%
9,130	DIAMONDS Trust Series I	$1,224,789
8,238	iShares Dow Jones Select Dividend Index Fund	592,065
48,100	iShares Dow Jones U.S. Telecommunications Sector Index Fund	1,621,451
76,620	iShares EAFE Index Fund	6,177,871
39,300	iShares MSCI Belgium Index Fund	1,086,252
15,904	iShares MSCI Brazil Index Fund	973,484
62,581	iShares MSCI Canada Index Fund	1,868,669
26,805	iShares MSCI Emerging Markets Index Fund	3,521,373
66,306	iShares MSCI EMU Index Fund	7,806,868
65,200	iShares MSCI Germany Index Fund	2,158,120
74,586	iShares MSCI Hong Kong Index Fund	1,275,421
25,783	iShares MSCI Italy Index Fund	900,342
24,800	iShares MSCI Mexico Index Fund	1,531,648
4,900	iShares MSCI Pacific ex-Japan Index Fund	717,360
42,593	iShares MSCI South Korea Index Fund	2,561,543
15,900	iShares MSCI Sweden Index Fund	571,923
62,513	iShares Russell 1000 Index Fund	5,104,186
11,800	iShares Russell 1000 Value Fund	1,023,532
14,134	iShares Russell 3000 Value Index Fund	1,592,902
23,460	iShares Russell Midcap Value Index Fund	3,694,012
Shares		Value
Mutual Funds -- (Continued)
Exchange Traded Funds -- (Continued)
8,635	iShares S&P Europe 350 Index Fund	$1,010,122
8,600	iShares S&P Global 100 Index Fund	690,752
17,016	iShares S&P Small Cap 600 Index Fund	1,209,667
27,344	MidCap SPDR Trust Series 1 Index Fund	4,451,877
48,400	Rydex S&P Equal Weight Index Fund	2,476,144
7,173	S&P Depositary Receipt	1,078,102

Total Mutual Funds (Cost $42,635,994)		56,920,475

Cash Equivalents -- 2.0%
1,165,420	Huntington Money Market Fund, Interfund Shares, 4.710%(a)(b)	1,165,420

Total Cash Equivalents (Cost $1,165,420)		1,165,420

Total Investments (Cost $43,801,414) -- 99.9%		58,085,895

Other Assets in Excess of Liabilities -- 0.1%		49,392

Net Assets -- 100.0%		$58,135,287

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2007.

EAFE -- Europe, Australasia, Far East
EMU -- European Monetary Union
MSCI -- Morgan Stanley Capital International
S&P -- Standard & Poor’s
SPDR -- Standard & Poor’s Depositary Receipt

Huntington Situs Small Cap Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Industrials	18.5%
Other Investments (Collateral for Securities Lending)	16.1%
Consumer Discretionary	15.4%
Health Care	13.4%
Materials	11.9%
Energy	11.1%
Technology	10.4%
Financials	6.8%
Consumer Staples	5.1%
Real Estate Investment Trust	2.4%
Utilities	2.3%
Cash[1]	1.9%
Telecommunications	0.8%
Liabilities in Excess of Other Assets	(16.1)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 98.1%
Chile -- 0.3%
Materials -- 0.3%
2,400	Sociedad Quimica Y Minera De Chile ADR	$412,896

Denmark -- 1.1%
Energy -- 0.5%
10,500	Vestas Wind Systems A/S*	695,213

		695,213

Health Care -- 0.6%
6,800	Novozymes A/S, Class B	791,618

		791,618

		1,486,831

Finland -- 1.3%
Industrials -- 1.3%
13,900	Cargotec Corp., Class B	859,097
12,700	Kone OYJ, Class B	803,665

		1,662,762

Germany -- 1.8%
Consumer Staples -- 1.0%
13,200	Douglas Holding AG	862,279
7,734	Fielmann AG	488,052

		1,350,331

Health Care -- 0.8%
15,800	Stada Arzneimittel AG	1,009,457

		1,009,457

		2,359,788

Shares		Value
Common Stocks -- (Continued)
Hong Kong -- 0.6%
Consumer Discretionary -- 0.6%
120,000	Television Broadcasts Ltd.	$844,109

Ireland -- 0.7%
Consumer Staples -- 0.7%
31,700	Kerry Group PLC	888,027

Italy -- 0.6%
Energy -- 0.6%
22,200	Saipem SPA	761,902

Japan -- 1.4%
Consumer Discretionary -- 0.0%(a)
90	Hokuto Corp.	1,637

		1,637

Energy -- 0.1%
14,000	Fuji Oil Co. Ltd.	109,398

		109,398

Health Care -- 0.6%
33,000	Tanabe Seiyaku Co. Ltd.	393,502
10,900	Terumo Corp.	421,444

		814,946

Industrials -- 0.2%
13,600	Sato Corp.	254,082

		254,082

Technology -- 0.5%
65,000	Furuno Electric Co. Ltd.	654,171

		654,171

		1,834,234

Shares		Value
Common Stocks -- (Continued)
Singapore -- 0.7%
Consumer Staples -- 0.7%
94,000	Asia Pacific Breweries Ltd.	$915,186

Spain -- 0.7%
Technology -- 0.7%
23,000	Prosegur Compania de Seguridad SA	883,358

Sweden -- 0.6%
Consumer Discretionary -- 0.6%
36,000	Haldex AB	824,046

Switzerland -- 0.5%
Consumer Staples -- 0.5%
22	Lindt & Spruengli AG	654,127

United Kingdom -- 1.0%
Consumer Staples -- 0.3%
31,188	Bunzl PLC	435,541

		435,541

Technology -- 0.7%
179,000	Halma PLC	865,294

		865,294

		1,300,835

United States -- 86.8%
Consumer Discretionary -- 14.2%
40,000	AnnTaylor Stores Corp.*	1,416,800
49,900	Audiovox Corp., Class A*	647,203
54,050	Brunswick Corp.(b)	1,763,651
30,000	Cabela’s Inc., Class A*	663,900
10,500	Columbia Sportswear Co.	721,140
20,000	Ennis, Inc.	470,400
17,050	Fossil, Inc.*	502,805
40,000	Gander Mountain Co.*(b)	454,000
30,000	Garmin Ltd.(b)	2,219,100
10,000	Hilb, Rogal & Hobbs Co.	428,600
30,000	Jakks Pacific, Inc.*	844,200
5,362	MDC Holdings, Inc.	259,306
25,000	Movado Group, Inc.	843,500
14,200	Polo Ralph Lauren Corp.	1,393,162
23,850	RENT-A-CENTER, Inc.*	625,586
67,000	ScanSource, Inc.*	2,143,330
15,000	Skechers USA, Inc.*	438,000
28,000	Speedway Motorsports, Inc.	1,119,440
7,200	Thor Industries, Inc.	325,008
45,600	Urban Outfitters, Inc.*(b)	1,095,768
21,900	West Marine, Inc.*	301,344

		18,676,243

Consumer Staples -- 1.9%
47,977	Fresh Del Monte Produce, Inc.	1,201,824
40,500	Performance Food Group Co.*	1,315,845

		2,517,669

Energy -- 9.9%
15,000	Alliance Resource Partners	628,500
12,000	Atwood Oceanics, Inc.*	823,440
21,700	CARBO Ceramics, Inc.	950,677
Shares		Value
Common Stocks -- (Continued)
United States -- (Continued)
Energy -- (Continued)
75,200	Denbury Resources, Inc.*	$2,820,000
29,200	Dril-Quip, Inc.*(b)	1,312,540
55,000	Headwaters, Inc.*(b)	949,850
11,336	Helix Energy Solutions Group, Inc.*	452,420
1,463	Hugoton Royalty Trust	36,912
26,400	Newfield Exploration Co.*	1,202,520
22,000	Oceaneering International, Inc.*	1,158,080
20,000	Pacific Ethanol, Inc.*(b)	264,000
10,000	Saint Mary Land & Exploration Co.	366,200
7,000	Swift Energy Co.*	299,320
15,000	TETRA Technologies, Inc.*(b)	423,000
22,554	XTO Energy, Inc.	1,355,495

		13,042,954

Financials -- 6.8%
27,600	Arch Capital Group Ltd.*	2,002,104
35,000	Bank of Florida Corp.*	608,300
20,204	BB&T Corp.	821,899
55,400	Colonial Bancgroup, Inc.	1,383,338
37,300	Cullen/Frost Bankers, Inc.	1,994,431
20,000	Philadelphia Consolidated Holdings Corp.*	836,000
11,383	SCBT Financial Corp.	414,341
13,800	WSFS Financial Corp.	902,934

		8,963,347

Health Care -- 11.4%
20,000	Advanced Medical Optics, Inc.*(b)	697,600
80,000	Albany Molecular Research*	1,188,000
35,500	Bio-Rad Laboratories, Inc., Class A*	2,682,735
49,600	Cerner Corp.*(b)	2,751,312
43,700	Edwards LifeSciences Corp.*(b)	2,156,158
35,000	Kindred Healthcare, Inc.*(b)	1,075,200
15,000	Kinetic Concepts, Inc.*(b)	779,550
20,000	Lincare Holdings, Inc.*	797,000
53,100	Mentor Corp.(b)	2,160,108
9,300	Par Pharmaceutical, Inc.*	262,539
10,000	Viropharma, Inc.*	138,000
3,000	Wellcare Group, Inc.*	271,530

		14,959,732

Industrials -- 17.0%
23,000	Alliant Techsystems, Inc.*	2,280,450
20,000	American Woodmark Corp.	692,000
40,000	Armor Holdings, Inc.*	3,474,800
15,000	Be Aerospace, Inc.*	619,500
16,900	CDI Corp.	544,180
20,000	Exlservice Holdings, Inc.*	374,800
70,000	Jacobs Engineering Group, Inc.*	4,025,700
30,000	Overseas Shipholding Group, Inc.	2,442,000
30,000	Precision Castparts Corp.	3,640,800
10,000	Ryder System, Inc.	538,000
15,000	Tidewater, Inc.(b)	1,063,200
22,700	Timken Co.(b)	819,697
30,000	Universal Forest Products, Inc.	1,267,800
28,750	Werner Enterprises, Inc.(b)	579,312

		22,362,239

Shares		Value
Common Stocks -- (Continued)
United States -- (Continued)
Materials -- 11.6%
49,000	Albemarle Corp.	$1,887,970
45,000	Ceradyne, Inc.*(b)	3,328,200
25,000	Commercial Metals Co.	844,250
10,000	Deckers Outdoor Corp.*	1,009,000
5,000	Eagle Materials, Inc.(b)	245,250
15,850	Quanex Corp.	771,895
30,000	RTI International Metals, Inc.*	2,261,100
15,000	Texas Industries, Inc.	1,176,150
33,000	The Scotts Co.	1,417,020
70,000	Trimble Navigation Ltd.*	2,254,000

		15,194,835

Real Estate Investment Trusts -- 2.4%
8,500	Camden Property Trust	569,245
20,800	CBL & Associates Properties, Inc.	749,840
15,000	Colonial Properties Trust	546,750
30,000	Equity One, Inc.	766,500
8,000	Healthcare Realty Trust, Inc.	222,240
20,900	HRPT Properties Trust	217,360

		3,071,935

Technology -- 8.5%
5,000	Anixter International, Inc.*	376,050
27,000	Black Box Corp.	1,117,260
10,000	Brocade Communications Systems, Inc.*	78,200
33,000	Compuware Corp.*	391,380
23,300	Hutchinson Technology, Inc.*	438,273
39,150	Imation Corp.	1,443,069
60,600	Methode Electronics, Inc.	948,390
10,000	Netgear, Inc.*	362,500
50,000	Red Hat, Inc.*(b)	1,114,000
80,900	Standard Microsystems Corp.*	2,778,106
13,144	Tektronix, Inc.(b)	443,478
47,900	Transaction Systems Architects, Inc.*	1,612,314

		11,103,020

Shares		Value
Common Stocks -- (Continued)
United States -- (Continued)
Telecommunications -- 0.8%
10,000	CommScope, Inc.*(b)	$583,500
39,000	General Communication, Inc., Class A*	499,590

		1,083,090

Utilities -- 2.3%
5,000	AGL Resources, Inc.	202,400
29,900	Hawaiian Electric Industries, Inc.(b)	708,331
10,100	Northwest Natural Gas Co.	466,519
60,500	UGI Corp.	1,650,440

		3,027,690

		114,002,754

Total Common Stocks (Cost $92,777,623)		128,830,855

Cash Equivalents -- 1.9%
2,483,829	Huntington Money Market Fund, Interfund Shares, 4.710%(c)(d)	2,483,829

Total Cash Equivalents (Cost $2,483,829)		2,483,829

Short-Term Securities Held As Collateral For Securities Lending -- 16.1%
	Pool of various securities for the Huntington Funds	21,159,871

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $21,159,871)		21,159,871

Total Investments (Cost $116,421,323) -- 116.1%		152,474,555

Liabilities in Excess of Other Assets -- (16.1)%		(21,128,579)

Net Assets -- 100.0%		$131,345,976

(a) Amount rounds to less than 0.05%.

(b) All or part of the security was on loan as of June 30, 2007.

(c) Investment in affiliate.

(d) Rate disclosed is the seven day yield as of June 30, 2007.

* Non-income producing security

ADR -- American Depositary Receipt
SPA -- Sales and Purchase Agreement

Huntington Fixed Income Securities Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Bonds	38.0%
U.S. Government Agencies	32.0%
U.S. Treasury Obligations	23.4%
Other Investments (Collateral for Securities Lending)	13.4%
Preferred Stocks	2.2%
Certificates of Deposit	1.7%
Cash[1]	1.1%
U.S. Government Mortgage Backed Agencies	0.6%
Liabilities in Excess of Other Assets	(12.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
U.S. Government Agencies -- 32.0%
Federal Farm Credit Bank -- 2.2%
$2,000,000	3.625%, 7/28/08	$1,965,788
2,000,000	5.430%, 10/24/12	1,978,008

		3,943,796

Federal Home Loan Bank -- 17.3%
1,000,000	5.100%, 3/6/08	998,181
3,000,000	5.500%, 5/1/09	2,999,304
7,000,000	5.000%, 12/11/09	6,969,928
3,000,000	5.000%, 9/9/11	2,970,585
3,000,000	4.375%, 6/8/12	2,880,879
3,000,000	5.375%, 6/14/13	3,002,712
5,000,000	4.750%, 9/11/15	4,758,730
6,500,000	4.750%, 12/16/16	6,162,787

		30,743,106

Federal Home Loan Mortgage Corporation -- 11.4%
2,000,000	5.125%, 4/18/08	1,996,584
2,000,000	3.640%, 8/12/08	1,964,964
1,500,000	4.125%, 11/18/09	1,464,366
3,000,000	5.000%, 11/1/10	2,975,283
4,000,000	6.480%, 12/5/11	4,189,732
3,000,000	5.750%, 1/15/12	3,057,789
900,000	4.500%, 7/16/13	856,104
3,000,000	5.500%, 3/28/16	2,954,487
1,000,000	5.200%, 3/5/19	960,996

		20,420,305

Federal National Mortgage Association -- 1.1%
2,000,000	5.800%, 7/16/13	1,989,212

		1,989,212

Total U.S. Government Agencies (Cost $57,807,951)		57,096,419

Principal Amount		Value
Corporate Bonds -- 38.0%
Consumer Discretionary -- 5.6%
$1,000,000	American International Group, 6.250%, 5/1/36	$1,009,258
2,000,000	Cintas Corp., 6.150%, 8/15/36	1,947,050
1,000,000	E.W. Scripps Co., 6.625%, 10/15/07	1,000,868
1,500,000	Hanson PLC, 7.875%, 9/27/10	1,601,121
2,500,000	Tandy Corp., 6.950%, 9/1/07	2,502,705
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	1,944,014

		10,005,016

Consumer Staples -- 1.1%
2,000,000	Kraft Foods, Inc., 5.250%, 10/1/13	1,923,142

		1,923,142

Energy -- 1.5%
2,500,000	Bay State Gas Co., 9.200%, 6/6/11	2,782,493

		2,782,493

Financials -- 15.8%
2,000,000	American General Finance Corp., 4.625%, 5/15/09	1,972,388
1,000,000	First Tennessee Bank, 6.400%, 4/1/08	1,006,531
2,000,000	General Electric Capital Corp., 4.875%, 10/21/10	1,964,514
2,000,000	General Electric Global Insurance Holdings Corp., 7.500%, 6/15/10	2,100,942
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,895,944
1,000,000	Key Bank, 4.412%, 3/18/08	990,707
3,000,000	Lehman Brothers Holdings, 7.000%, 2/1/08	3,022,962
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	942,936
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12(a)	3,201,726
1,000,000	Metlife, Inc., 5.000%, 11/24/13	961,427
1,000,000	Metlife, Inc., 5.700%, 6/15/35	924,149
Principal Amount		Value
Corporate Bonds -- (Continued)
Financials -- (Continued)
$1,000,000	Morgan Stanley Dean Witter & Co., 6.750%, 10/15/13	$1,054,537
1,180,000	Protective Life Insurance Trust, 4.000%, 10/7/09	1,144,620
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,034,426
1,000,000	SunAmerica, Inc., 6.750%, 10/1/07	1,003,076
3,000,000	Wachovia Corp., 5.300%, 10/15/11	2,968,941
1,000,000	Washington Mutual Bank, 5.950%, 5/20/13	998,344

		28,188,170

Health Care -- 3.8%
2,500,000	Genentech, Inc., 4.750%, 7/15/15	2,336,415
2,000,000	Nationwide Financial Services, 6.250%, 11/15/11	2,045,902
2,500,000	Wellpoint, Inc., 4.250%, 12/15/09	2,421,642

		6,803,959

Industrials -- 3.0%
1,000,000	Cooper Industries, Inc., 5.250%, 7/1/07	1,000,000
2,000,000	Oracle Corp., 5.250%, 1/15/16	1,917,694
2,460,000	Thermo Fisher Scientific, Inc., 7.625%, 10/30/08	2,512,979

		5,430,673

Real Estate Investment Trusts -- 3.7%
1,045,000	Avalon Properties, 6.875%, 12/15/07	1,051,429
1,500,000	CPG Partners LP, 3.500%, 3/15/09	1,450,801
2,000,000	Duke Realty LP, 3.500%, 11/1/07	1,986,916
1,000,000	MACK-CALI Realty LP, 7.750%, 2/15/11	1,063,937
1,000,000	Weingarten Realty Investments, 7.350%, 7/20/09	1,037,119

		6,590,202

Telecommunications -- 0.3%
474,000	Alltel Ohio LP, 8.000%, 8/15/10(a)	479,848

		479,848

Utilities -- 3.2%
1,000,000	Atlantic City Electric Co., 6.750%, 5/12/08	1,008,177
1,000,000	Cincinnati Gas & Electric Co., 6.400%, 4/1/08	1,006,034
1,000,000	Cinergy Global Resources, 6.200%, 11/3/08(a)	1,008,879
1,000,000	CLECO Corp., 6.520%, 5/15/09	1,015,627
1,800,000	Gulf Power Co., 4.900%, 10/1/14	1,703,651
		5,742,368

Total Corporate Bonds (Cost $68,657,795)		67,945,871

Shares or Principal Amount		Value
U.S. Treasury Obligations -- 23.4%
U.S. Treasury Bonds -- 15.6%
$3,500,000	7.250%, 5/15/16(b)	$4,044,961
4,500,000	9.125%, 5/15/18(b)	5,988,514
3,000,000	8.750%, 8/15/20	4,006,407
2,000,000	7.125%, 2/15/23	2,400,938
2,000,000	7.625%, 2/15/25(b)	2,546,876
4,000,000	6.750%, 8/15/26	4,732,500
1,500,000	5.250%, 11/15/28	1,510,313
2,500,000	5.375%, 2/15/31(b)	2,567,188

		27,797,697

U.S. Treasury Notes -- 7.8%
3,000,000	4.250%, 8/15/13(b)	2,896,641
3,000,000	2.000%, 7/15/14	3,157,663
3,000,000	4.625%, 2/15/17(b)	2,905,314
4,500,000	6.125%, 8/15/29	5,047,735
		14,007,353

Total U.S. Treasury Obligations (Cost $41,597,981)		41,805,050

Preferred Stocks -- 2.2%
Consumer Discretionary -- 0.1%
10,000	Comcast Corp., 7.000%(b)	253,300

		253,300

Financials -- 2.1%
25,000	CitiGroup Capital Trust VIII, 6.950%	626,250
39,555	General Electric Capital Corp., 6.100%	956,044
20,000	ING Groep NV, 6.125%	470,600
10,000	KeyCorp Capital VIII, 7.000%	253,000
20,000	Merrill Lynch & Co. Capital Trust III, 7.000%	500,200
13,000	Royal Bank of Scotland Group PLC, Series N, 6.350%(b)	314,600
6,300	SLM Corp., 6.000%	122,850
18,000	Wells Fargo Capital Trust II, 7.000%	452,700

		3,696,244

Total Preferred Stocks (Cost $4,077,986)		3,949,544

Certificates of Deposit -- 1.7%
Financials -- 1.7%
$3,000,000	Royal Bank of Canada NY, 5.290%, 2/2/09	2,994,453

Total Certificates of Deposit (Cost $3,002,288)		2,994,453

Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- 0.6%
Federal Home Loan Mortgage Corporation -- 0.5%
$288,052	Pool # 599630, 6.500%, 8/1/16	$294,368
455,581	Pool # 254403, 6.000%, 8/1/17	458,268

		752,636

Government National Mortgage Association -- 0.1%
3,890	Pool # 363175, 7.000%, 11/15/08	3,922
16,739	Pool # 383488, 7.000%, 2/15/09	17,006
195,103	Pool # 345128, 6.500%, 1/15/24	198,965
31,718	Pool # 372962, 7.000%, 3/15/24	33,054
62,805	Pool # 352982, 7.500%, 5/15/24	65,765
27,967	Pool # 373015, 8.000%, 6/15/24	29,630

		348,342

Total U.S. Government Mortgage Backed Agencies (Cost $1,097,009)		1,100,978

Shares		Value
Cash Equivalents -- 1.1%
1,950,912	Huntington Money Market Fund, Interfund Shares, 4.710%(c)(d)	$1,950,912

Total Cash Equivalents (Cost $1,950,912)		1,950,912

Short-Term Securities Held As Collateral For Securities Lending -- 13.4%
	Pool of various securities for the Huntington Funds	23,973,864

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $23,973,864)		23,973,864

Total Investments (Cost $202,165,785) -- 112.4%		200,817,091

Liabilities in Excess of Other Assets -- (12.4)%		(22,115,874)

Net Assets -- 100.0%		$178,701,217

(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) All or part of the security was on loan as of June 30, 2007.

(c) Investment in affiliate.

(d) Rate disclosed is the seven day yield as of June 30, 2007.

Huntington Intermediate Government Income Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Agencies	49.1%
U.S. Government Mortgage Backed Agencies	29.4%
U.S. Treasury Obligations	10.2%
Other Investments (Collateral for Securities Lending)	5.9%
Cash[1]	2.1%
Other Assets in Excess of Liabilities	3.3%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
U.S. Government Agencies -- 49.1%
Federal Farm Credit Bank -- 10.3%
$1,000,000	5.750%, 1/18/11	$1,017,780
1,000,000	5.375%, 7/18/11	1,004,417
2,000,000	4.900%, 3/17/14	1,926,804
2,000,000	4.990%, 1/28/15	1,915,652
2,000,000	4.875%, 12/16/15	1,925,660
2,000,000	5.650%, 3/6/17	1,959,808
2,000,000	5.050%, 3/8/17	1,938,240

		11,688,361

Federal Home Loan Bank -- 13.0%
1,500,000	3.875%, 8/14/09	1,461,308
1,000,000	4.000%, 7/8/11	954,249
2,000,000	5.500%, 2/9/12	1,995,508
3,000,000	5.375%, 6/14/13	3,002,712
2,000,000	5.250%, 3/19/14	1,958,674
2,000,000	4.375%, 2/13/15	1,873,436
2,000,000	4.750%, 9/11/15	1,903,492
2,000,000	5.500%, 10/19/16	1,965,434

		15,114,813

Federal Home Loan Mortgage Corporation -- 17.8%
1,000,000	3.250%, 1/28/08	988,072
2,000,000	3.000%, 5/13/08	1,961,238
1,000,000	5.450%, 9/2/11	996,632
2,000,000	5.250%, 10/6/11	1,984,134
2,000,000	5.550%, 1/9/12	1,991,102
2,000,000	4.250%, 5/22/13	1,889,844
1,500,000	5.162%, 12/16/13	1,469,227
1,000,000	5.500%, 2/20/14	990,800
2,000,000	5.450%, 1/22/16	1,980,226
2,000,000	5.400%, 2/1/16	1,976,456
3,500,000	5.200%, 3/5/19	3,363,486
1,000,000	4.500%, 4/15/26	984,578

		20,575,795

Principal Amount		Value
U.S. Government Agencies -- (Continued)
Federal National Mortgage Association -- 8.0%
$2,000,000	3.410%, 8/30/07	$1,993,550
2,000,000	5.250%, 3/24/15	1,961,018
2,500,000	5.000%, 4/26/17	2,385,482
3,000,000	5.625%, 11/15/21	2,923,005

		9,263,055

Total U.S. Government Agencies Cost $57,937,111)		56,642,024

U.S. Government Mortgage Backed Agencies -- 29.4%
Federal Home Loan Mortgage Corporation -- 14.1%
444,498	Pool # M80773, 5.000%, 10/1/09	442,748
884,204	Pool # M81004, 5.000%, 1/1/13	874,528
770,079	Series R007, Class AC, 5.875%, 5/15/16	769,292
920,599	Series 2003-32, Class KB, 5.000%, 3/25/17	908,124
455,174	Pool # E01184, 6.000%, 8/1/17	457,715
985,936	Series 2555, Class B, 4.250%, 1/15/18	943,684
1,231,324	Series 3046, Class YA, 5.000%, 2/15/19	1,207,554
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,406,420
1,215,910	Pool # C90699, 5.000%, 8/1/23	1,163,619
1,000,000	Series 2670, Class QP, 4.000%, 2/15/27	978,003
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	989,259
887,521	Series 2976, Class HP, 4.500%, 1/15/33	850,077
645,003	Pool # G08005, 5.500%, 8/1/34	624,448
858,943	Pool # 1G0865, 4.908%, 7/1/35	838,560
2,693,395	Pool # 972190, 5.316%, 11/1/35	2,658,753

		16,112,784

Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- (Continued)
Federal National Mortgage Association -- 13.3%
$348,488	Pool # 647408, 5.000%, 10/1/17	$338,024
604,575	Pool # 254911, 5.000%, 10/1/23	577,204
1,421,547	Pool # 255360, 5.000%, 8/1/24	1,355,808
1,483,189	Pool # 255767, 5.500%, 6/1/25	1,447,456
1,660,624	Pool # 256116, 6.000%, 2/1/26	1,657,736
1,196,374	Series 2003-11, Class BA, 5.500%, 8/25/32	1,180,026
1,095,280	Pool # 254594, 5.500%, 1/1/33	1,061,440
287,854	Series 2003-16, Class CB, 4.000%, 2/25/33	267,366
1,614,286	Pool # 783793, 6.000%, 7/1/34	1,602,446
1,157,258	Pool # 807963, 5.000%, 1/1/35	1,088,901
716,507	Pool # 806715, 5.500%, 1/1/35	693,711
1,593,490	Pool # 735224, 5.500%, 2/1/35	1,543,920
1,848,604	Pool # 868935, 5.500%, 5/1/36	1,783,823
959,177	Pool # 907484, 6.000%, 1/1/37	948,906

		15,546,767

Government National Mortgage Association -- 2.0%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,469,724
349,846	Pool # 2699, 6.000%, 1/20/29	349,149
451,690	Pool # 576456, 6.000%, 3/15/32	450,707

		2,269,580

Total U.S. Government Mortgage Backed Agencies (Cost $34,925,816)		33,929,131

Principal Amount or Shares		Value
U.S. Treasury Obligations -- 10.2%
U.S. Treasury Notes -- 1.7%
$2,000,000	6.125%, 8/15/07	$2,002,656
2,000,000	3.375%, 11/15/08(a)	1,957,500
1,000,000	5.000%, 8/15/11	1,004,375
2,000,000	4.250%, 11/15/14(a)	1,908,282
2,000,000	4.500%, 2/15/16(a)	1,927,656
2,000,000	5.125%, 5/15/16(a)	2,011,250
1,000,000	4.750%, 2/15/37(a)	942,891

Total U.S. Treasury Obligations Cost $11,969,986)		11,754,610

Cash Equivalents -- 2.1%
2,457,306	Huntington Money Market Fund, Interfund Shares, 4.710%(b)(c)	2,457,306

Total Cash Equivalents (Cost $2,457,306)		2,457,306

Short-Term Securities Held As Collateral For Securities Lending -- 5.9%
	Pool of various securities for the Huntington Funds	6,835,500

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $6,835,500)		6,835,500

Total Investments (Cost $114,125,719) -- 96.7%		111,618,571

Other Assets in Excess of Liabilities -- 3.3%		3,824,853

Net Assets -- 100.0%		$115,443,424

(a) All or part of the security was on loan as of June 30, 2007.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

Huntington Michigan Tax-Free Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
School Districts	52.5%
Medical	11.1%
Facilities	7.7%
Water	7.1%
Utilities	6.1%
General Obligations	6.0%
Power	4.1%
Higher Education	2.2%
General Fund	1.1%
Development	0.8%
Airport	0.4%
Cash	0.1%
Other Assets in Excess of Liabilities	0.8%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds -- 99.1%
Michigan -- 99.1%
$475,000	Avondale, MI, School District, Building & Site, G.O., 5.250%, 5/1/18	$504,526
150,000	Big Rapids, MI, Public School District, G.O. (FSA Ins), 5.000%, 5/1/19	152,234
75,000	Bishop, MI, International Airport Authority Refunding, Series A, G.O. (AMBAC Ins), 5.100%, 12/1/18	77,407
720,000	Chippewa Valley, MI Schools, G.O. (FSA Ins), 4.500%, 5/1/21	716,292
250,000	Chippewa Valley, MI, Schools, Building & Site, Series I, G.O., 5.375%, 5/1/18	262,420
50,000	Dearborn, MI, School District, G.O., 5.000%, 5/1/18	52,126
470,000	Detroit, MI, City School District, G.O. (FSA Ins), 5.000%, 5/1/22	487,517
65,000	Detroit, MI, City School District, Series B, G.O. (FGIC Ins), 5.000%, 5/1/19	67,555
150,000	Detroit, MI, Downtown Development Authority Tax Increment Revenue, Series A (MBIA Ins), 4.650%, 7/1/10	152,378
1,000,000	Detroit, MI, Sewer Disposal Revenue (MBIA Ins), 5.250%, 7/1/19	1,073,960
Principal Amount		Value
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$500,000	Detroit, MI, Water Supply Systems Revenue, Series A (FGIC Ins), 5.000%, 7/1/13	$524,490
60,000	Dowagiac, MI, School District, G.O., 5.500%, 5/1/16	63,800
30,000	Dowagiac, MI, School District, G.O., 5.500%, 5/1/16	31,927
150,000	Eastern Michigan University, MI, Refunding Revenue (FGIC Ins), 5.800%, 6/1/12	161,982
150,000	Ecorse, MI, Public School District, G.O. (FSA Ins), 5.000%, 5/1/19	157,005
270,000	Ferndale, MI, Public Improvements Refunding, G.O. (FGIC Ins), 5.000%, 4/1/15	282,298
280,000	Grand Haven, MI, Electic Refunding Revenue (MBIA Ins), 5.250%, 7/1/11	293,205
825,000	Grand Rapids & Kent County, MI, Building Authority, Series A, G.O., 5.000%, 12/1/19	864,055
490,000	Greenville, MI, Public Schools Refunding G.O. (FSA Ins), 4.900%, 5/1/13	493,582
100,000	Grosse Isle Township, MI, School District Refunding G.O. (FGIC Ins), 5.100%, 5/1/18	100,875
Principal Amount		Value
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$300,000	Hartland, MI, Consolidated School District Refunding, G.O., 5.050%, 5/1/18	$308,688
500,000	Hartland, MI, Consolidated School District Refunding, G.O. (Q-SBLF Ins), 5.125%, 5/1/20	515,255
140,000	Huron Valley, MI, School District Refunding, G.O. (FGIC Ins), 5.000%, 5/1/18	141,113
150,000	Huron Valley, MI, School District, G.O., 5.250%, 5/1/17	158,448
200,000	Kalamazoo, MI, City Schools District, Building & Site, G.O. (FSA Ins), 5.000%, 5/1/13	207,300
55,000	Kalamazoo, MI, Hospital Finance Authority Refunding Revenue (MBIA Ins), 5.250%, 5/15/18	56,091
190,000	Kelloggsville, MI, Public School District Refunding, G.O. (FGIC Ins), 5.000%, 5/1/13	191,710
25,000	Kent County, MI, Building Authority, G.O., 4.800%, 6/1/16	25,598
300,000	Lake Fenton, MI, Community Schools, G.O. (Q-SBLF Ins), 5.500%, 5/1/13	318,324
600,000	Lake Orion, MI, Community School District Refunding, G.O., 5.000%, 5/1/18	620,190
165,000	Lake Orion, MI, Community School District Refunding, G.O., 5.000%, 5/1/18	172,016
410,000	Lake Orion, MI, Community School District Unrefunded, G.O., 4.800%, 5/1/15	422,964
140,000	Lakeview, MI, Public School District, G.O., 5.000%, 5/1/16	145,110
150,000	Lansing, MI, Board of Water & Light Revenue, Series A, 5.000%, 7/1/15	154,527
350,000	Lincoln, MI, Consolidated School District Refunding, G.O. (FSA Ins), 5.000%, 5/1/20	363,279
850,000	Michigan Municipal Bond Authority Department of Treasury, 5.250%, 10/1/18	894,378
200,000	Michigan Municipal Building Authority, City of Detroit School District Revenue (FSA Ins), 5.000%, 6/1/15	210,798
Principal Amount		Value
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$500,000	Michigan Public Power Agency Refunding Revenue (MBIA Ins), 5.250%, 1/1/15	$535,425
50,000	Michigan State Building Authority Refunding Revenue, Series I (FSA Ins), 5.250%, 10/15/12	52,847
600,000	Michigan State Building Authority, Facilities Program Refunding Revenue, Series I, 5.125%, 10/15/15	612,030
100,000	Michigan State Hospital Finance Authority Refunding Revenue, Series A (AMBAC Ins), 5.500%, 1/1/16	101,846
200,000	Michigan State Hospital Finance Authority Revenue, 5.000%, 11/1/11	207,132
10,000	Michigan State Hospital Finance Authority Revenue (MBIA Ins), 6.000%, 5/15/14	10,446
950,000	Michigan State Hospital Finance Authority Revenue (MBIA Ins), 5.000%, 11/15/17	991,980
40,000	Michigan State Hospital Finance Authority Revenue (MBIA Ins), 5.000%, 2/15/18	40,574
355,000	Michigan State Hospital Financing Authority Revenue (MBIA Ins), 5.000%, 11/15/19	368,291
250,000	Michigan State School Improvements, G.O., 4.800%, 12/1/11	252,767
1,000,000	Mount Clemens, MI, Community School District Refunding, G.O. (FSA Ins), 5.000%, 5/1/18	1,046,700
10,000	Northwestern Community College, MI, Unrefunded, G.O. (FGIC Ins), 5.300%, 4/1/12	10,297
150,000	Novi, MI, Community School District, G.O., 5.125%, 5/1/18	156,133
150,000	Petoskey, MI, Hospital Financing Authority Refunding Revenue (MBIA Ins), 5.500%, 11/15/09	154,907
200,000	Plymouth-Canton, MI, Community School District Refunding, G.O. (Q-SBLF Ins), 5.250%, 5/1/15	212,752
Principal Amount		Value
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$250,000	Portage, MI, Public Schools, G.O. (FSA Ins), 4.500%, 5/1/14	$251,900
90,000	Saginaw Valley State University, MI, Unrefunded Revenue (AMBAC Ins), 5.000%, 7/1/12	92,710
65,000	South Lyon, MI, Community Schools, G.O., 4.250%, 5/1/10	65,461
925,000	South Lyon, MI, Community Schools, G.O. (MBIA Ins), 5.250%, 5/1/18	989,398
300,000	University of Michigan Refunding Revenue, Series A-1, 5.250%, 12/1/10	306,375
500,000	Van Buren County, MI, Sewage Disposal, G.O. (AMBAC Ins), 5.000%, 5/1/16	513,405
100,000	Wayne County, MI, Public Improvements, G.O., 5.300%, 10/1/13	103,514
15,000	Wayne County, MI, Wayne Community College, G.O. (AMBAC Ins), 5.350%, 7/1/13	15,545
170,000	Wayne State University, MI, Revenue (AMBAC Ins), 5.000%, 11/15/20	178,281
145,000	West Ottawa, MI, Public School District, Unrefunded, G.O. (FGIC Ins), 5.400%, 5/1/09	145,741
Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$60,000	West Ottawa, MI, Public School District, Unrefunded, G.O. (FGIC Ins), 5.600%, 5/1/11	$60,325
550,000	Western Ottawa, MI, Public School District Refunding, G.O., Series A, 5.375%, 5/1/13	584,276
250,000	Whiteford, MI, Agricultural School District, G.O., 5.000%, 5/1/15	259,125
50,000	Woodhaven-Brownstown, MI, School District, G.O., 5.125%, 5/1/14	52,397

Total Municipal Bonds (Cost $19,864,188)		19,798,003

Cash Equivalents -- 0.1%
10,910	Fidelity Institutional Tax- Exempt Fund, 3.570%(a)	10,910

Total Cash Equivalents (Cost $10,910)		10,910

Total Investments (Cost $19,875,098) -- 99.2%		19,808,913

Other Assets in Excess of Liabilities -- 0.8%		163,075

Net Assets -- 100.0%		$19,971,988

(a) Rate disclosed is the seven day effective yield as of June 30, 2007.

AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. -- General Obligation
Ins -- Insured
MBIA -- Municipal Bond Insurance Association
Q-SBLF -- Qualified School Bond Loan Fund

Huntington Mortgage Securities Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Mortgage Backed Agencies	82.1%
Real Estate Investment Trusts (Includes 8.3% of Common Stock and 0.3% of Preferred Stock)	8.6%
U.S. Government Agencies	3.3%
Other Investments (Collateral for Securities Lending)	2.9%
Collateralized Mortgage Obligations	2.9%
Cash[1]	2.8%
Liabilities in Excess of Other Assets	(2.6)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- 82.1%
Federal Home Loan Bank -- 0.9%
$800,428	Series Z2-2013, Class A, 4.800%, 2/25/13	$806,392

Federal Home Loan Mortgage Corporation -- 32.6%
182,174	REMIC Series 2399, Class EC, 5.500%, 1/15/09	181,530
407,666	Series 2548, Class HA, 4.500%, 1/15/10	402,687
404,561	Series 1994-23, Class PK, 6.000%, 5/25/10	406,048
529,038	Pool # M80927, 5.000%, 7/1/11	524,083
884,204	Pool # M81004, 5.000%, 1/1/13	874,804
1,336,640	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,270,528
868,515	Pool # J03237, 5.500%, 8/1/16	858,903
2,000,000	Series 2780, Class QC, 4.500%, 3/15/17	1,948,335
1,490,746	Series 2770, Class TC, 4.000%, 1/15/18	1,424,112
397,110	Pool # E96459, 5.000%, 5/1/18	385,305
131,750	Pool # C90237, 6.500%, 11/1/18	135,187
1,231,324	Series 3046, Class YA, 5.000%, 2/15/19	1,208,323
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	977,631
857,228	Pool # G12297, 6.000%, 7/1/21	861,201
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	963,193
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	984,391
739,000	Series 2006, Class A, 6.000%, 11/25/22	746,314
Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- (Continued)
Federal Home Loan Mortgage Corporation -- (Continued)
$923,005	Pool # C90779, 5.000%, 1/1/24	$883,598
990,928	Pool # C90859, 5.500%, 10/1/24	968,475
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	989,884
369,296	Pool # C00730, 6.000%, 3/1/29	368,655
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	1,967,093
1,000,000	Series 2802, Class MB, .500%, 11/15/31	972,499
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	946,803
887,521	Series 2976, Class HP, 4.500%, 1/15/33	850,631
1,311,529	Pool # A15284, 5.500%, 10/1/33	1,271,204
1,290,007	Pool # G08005, 5.500%, 8/1/34	1,249,098
858,943	Pool # 1G0865, 4.908%, 7/1/35	838,828
1,523,606	Series 3002, Class CA, 5.000%, 7/15/35	1,473,874
986,991	Pool # A55565, 6.000%, 12/1/36	978,765
935,478	Pool # G08168, 6.000%, 12/1/36	927,534

		28,839,516

Federal National Mortgage Association -- 41.8%
496,715	Pool # 254955, 4.000%, 10/1/10	481,274
53,822	Pool # E65142, 6.500%, 7/1/11	54,997
555,360	Pool # 254486, 5.000%, 9/1/17	538,773
643,246	Pool # 663808, 5.000%, 11/1/17	624,033
888,384	Pool # 684488, 5.000%, 12/1/17	861,849
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,022,763
1,055,178	Pool # 693256, 5.000%, 4/1/18	1,023,804
751,965	Pool # 254720, 4.500%, 5/1/18	716,733
Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- (Continued)
Federal National Mortgage Association -- (Continued)
$811,855	Series 2003-38, Class TC, 5.000%, 3/25/23	$790,539
846,327	Pool # 254831, 5.000%, 8/1/23	808,274
1,728,002	Pool # 254908, 5.000%, 9/1/23	1,650,308
1,593,771	Pool # 254911, 5.000%, 10/1/23	1,522,112
1,091,000	Series 2847, Class NC, 4.000%, 1/15/24	1,073,805
691,793	Pool # 255320, 5.000%, 7/1/24	660,018
2,174,592	Pool # 255711, 5.500%, 4/1/25	2,122,882
798,271	Pool # 357771, 5.000%, 5/1/25	760,556
2,075,780	Pool # 256116, 6.000%, 2/1/26	2,072,819
2,000,000	Series 2004-45, Class NC, 5.500%, 11/25/28	1,988,852
881,148	Series 1999-13, Class PH, 6.000%, 4/25/29	877,504
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	966,264
256,611	Pool # 602879, 6.000%, 11/1/31	255,630
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	953,711
1,856,746	Pool # 729535, 5.500%, 7/1/33	1,799,277
236,525	Pool # 748422, 6.000%, 8/1/33	235,175
2,013,350	Pool # 786457, 5.285%, 7/1/34	1,990,375
1,614,286	Pool # 783793, 6.000%, 7/1/34	1,602,698
716,507	Pool # 806715, 5.500%, 1/1/35	693,823
494,415	Pool # 814261, 6.000%, 1/1/35	490,866
1,593,490	Pool # 735224, 5.500%, 2/1/35	1,544,169
631,481	Pool # 836450, 6.000%, 10/1/35	625,909
1,664,483	Pool # 845573, 5.627%, 2/1/36	1,673,338
1,766,482	Pool # 745418, 5.500%, 4/1/36	1,708,344
914,266	Pool # 888029, 6.000%, 12/1/36	905,137
959,177	Pool # 907484, 6.000%, 1/1/37	949,056

		37,045,667

Government National Mortgage Association -- 6.8%
3,858,918	Pool # 605653, 5.500%, 8/15/34	3,752,255
2,328,766	Pool # 3637, 5.500%, 11/20/34	2,261,128

		6,013,383

Total U.S. Government Mortgage Backed Agencies (Cost $74,653,340)		72,704,958

Shares		Value
Common Stocks -- 8.3%
Real Estate Investment Trusts -- 8.3%
4,700	Acadia Realty Trust	$121,965
3,500	Alexandria Real Estate Equities, Inc.(a)	338,870
2,000	AMB Property Corp.	106,440
6,000	American Campus Communities, Inc.	169,740
1,000	Archstone-Smith Trust(a)	59,110
2,000	Avalonbay Communities, Inc.	237,760
3,000	Boston Properties, Inc.(a)	306,390
7,000	Brandywine Realty Trust(a)	200,060
2,000	Camden Property Trust	133,940
3,000	CBL & Associates Properties, Inc.	108,150
1,000	Cedar Shopping Centers, Inc.	14,350
4,200	Developers Diversified Realty Corp.	221,382
2,000	Digital Reality Trust, Inc.	75,360
2,000	Douglas Emmett, Inc.	49,480
5,000	Duke Realty Corp.	178,350
4,500	EastGroup Properties, Inc.	197,190
1,000	Equity Lifestyle Properties, Inc.	52,190
5,000	Equity Residential Properties Trust(a)	228,150
1,500	Essex Property Trust, Inc.	174,450
6,000	General Growth Properties, Inc.	317,700
800	Getty Realty Corp.	21,024
6,000	Health Care Property Investors, Inc.	173,580
3,500	Healthcare Realty Trust, Inc.	97,230
4,000	Home Properties, Inc.	207,720
5,600	Hospitality Properties Trust	232,344
3,000	Host Hotels & Resorts, Inc.(a)	69,360
7,600	Kimco Realty Corp.	289,332
4,000	Mack-Cali Realty Corp.	173,960
3,000	National Retail Properties, Inc.	65,580
2,500	Parkway Properties, Inc.(a)	120,075
6,000	Pennsylvania Real Estate Investment Trust	265,980
6,386	ProLogis(a)	363,363
3,750	Public Storage, Inc.(a)	288,075
4,000	Realty Income Corp.(a)	100,760
1,500	Regency Centers Corp.	105,750
2,903	SL Green Realty Corp.(a)	359,653
2,000	Sunstone Hotel Investors, Inc.(a)	56,780
1,100	The Macerich Co.	90,662
5,900	UDR, Inc.	155,170
3,900	Ventas, Inc.(a)	141,375
2,800	Vornado Realty Trust	307,552
5,000	Washington Real Estate Investment Trust	170,000
5,000	Weingarten Realty Investors	205,500

Total Common Stocks (Cost $4,472,860)		7,351,852

Principal Amount or Shares		Value
U.S. Government Agencies -- 3.3%
Federal Home Loan Mortgage Corporation -- 1.1%
$500,000	3.650%, 1/23/08	$495,323
500,000	4.500%, 4/2/14	476,556

		971,879

Federal National Mortgage Association -- 2.2%
1,000,000	2.875%, 5/19/08	979,106
1,000,000	5.000%, 3/2/15	976,602

		1,955,708

Total U.S. Government Agencies (Cost $2,984,903)		2,927,587

Collateralized Mortgage Obligations -- 2.9%
2,576,881	CitiCorp Mortgage Securities, Inc., 5.500%, 10/25/35	2,534,236

Total Collateralized Mortgage Obligations (Cost $2,553,534)		2,534,236

Preferred Stocks -- 0.3%
Real Estate Investment Trusts -- 0.3%
4,000	Simon Property Group, 6.000%	303,960

Total Preferred Stocks (Cost $283,980)		303,960

Shares		Value
Cash Equivalents -- 2.8%
2,502,317	Huntington Money Market Fund, Interfund Shares, 4.710%(b)(c)	$2,502,317

Total Cash Equivalents (Cost $2,502,317)		2,502,317

Short-Term Securities Held As Collateral For Securities Lending -- 2.9%

	Pool of various securities for the Huntington Funds	2,581,176

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $2,581,176)		2,581,176

Total Investments (Cost $90,032,110) -- 102.6%		90,906,086

Liabilities in Excess of Other Assets -- (2.6)%		(2,288,627)

Net Assets -- 100.0%		$88,617,459

(a) All or part of the security was on loan as of June 30, 2007.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

Huntington Ohio Tax-Free Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
General Obligations	28.8%
School Districts	24.1%
Higher Education	14.1%
Water	10.8%
Medical	6.0%
Utilities	4.4%
Facilities	4.0%
Transportation	3.1%
Power	2.8%
General Fund	1.2%
Pollution Control	0.1%
Cash	0.1%
Other Assets in Excess of Liabilities	0.5%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds -- 99.4%
Ohio -- 99.4%
$50,000	Akron, OH, Hospital Improvements Revenue (FSA Ins), 5.250%, 11/15/15	$52,712
70,000	Akron, OH, Pension Funding Refunding Revenue (AMBAC Ins), 5.250%, 12/1/18	73,301
335,000	Akron, OH, Water Utility Improvements Revenue (MBIA Ins), 5.250%, 12/1/17	353,994
150,000	Allen County, OH, Refunding, G.O. (AMBAC Ins), 5.250%, 12/1/15	158,803
375,000	Avon Lake, OH, Water System Revenue, Series A (AMBAC Ins), 5.500%, 10/1/15	393,184
140,000	Bay Village, OH, City School District, G.O., 5.375%, 12/1/18	146,566
105,000	Bowling Green State University, OH, General Receipts Revenue (AMBAC Ins), 5.250%, 6/1/19	111,103
200,000	Butler County, OH (AMBAC Ins), 5.000%, 12/1/16	213,280
300,000	Butler County, OH Sewer Systems Revenue (FSA Ins), 5.000%, 12/1/19	320,313
420,000	Canton, OH, School District, G.O. (MBIA Ins), 5.350%, 12/1/15	439,366
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$200,000	Chagrin Falls, OH, Exempt Village School District, G.O. (MBIA Ins), 5.250%, 12/1/19	$212,194
150,000	Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/12	154,629
525,000	Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/15	540,697
355,000	Cincinnati, OH, Water Systems Revenue, 5.000%, 12/1/19	368,387
85,000	Cleveland, OH, G.O. (MBIA Ins), 5.500%, 12/1/13	91,011
80,000	Cleveland, OH, School District Refunding, G.O. (FGIC Ins), 5.250%, 12/1/14	84,735
1,000,000	Cleveland, OH, School District Refunding, G.O. (FGIC Ins), 5.000%, 12/1/18	1,039,270
335,000	Cleveland, OH, State University Revenue (FGIC Ins), 5.000%, 6/1/17	357,080
100,000	Cleveland, OH, Waterworks Refunding Revenue, Series G (MBIA Ins), 5.500%, 1/1/13	104,366
110,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.250%, 1/1/11	111,823
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$640,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.250%, 1/1/13	$650,541
650,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.000%, 1/1/16	659,581
60,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.000%, 1/1/17	60,884
75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	78,972
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	530,865
745,000	Crawford County, OH, Refunding, G.O. (AMBAC Ins), 4.750%, 12/1/19	760,697
500,000	Cuyahoga County, OH, Hospital Revenue, Walker Center, Series I (AMBAC Ins), 5.250%, 1/1/13	511,150
500,000	Cuyahoga County, OH, Port Authority Revenue (AMBAC Ins), 5.000%, 8/1/18	522,600
435,000	Delaware County, OH, G.O. (MBIA Ins), 5.000%, 12/1/18	452,979
50,000	Dublin, OH, City School District Refunding, G.O. (MBIA Ins), 5.000%, 12/1/19	50,662
125,000	East Liverpool, OH, City Hospital Revenue, Series B (FSA Ins), 4.750%, 10/1/13	126,196
500,000	Euclid, OH, G.O., 5.000%, 12/1/12	511,570
360,000	Fairfield, OH, Local School District, G.O. (FSA Ins), 4.250%, 12/1/18	359,021
190,000	Fairfield, OH, Union Local School District, G.O., Series A (FSA Ins), 4.250%, 12/1/19	188,546
160,000	Fairfield, OH, Union Local School District, G.O., Series A (FSA Ins), 4.250%, 12/1/20	158,222
175,000	Fairlawn, OH, G.O., 5.750%, 12/1/13	176,398
150,000	Fairless, OH, Local School District, G.O. (FSA Ins), 5.000%, 12/1/21	156,111
115,000	Field, OH, Local School District, G.O. (AMBAC Ins), 5.000%, 12/1/18	120,894
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$65,000	Field, OH, Local School District, G.O. (AMBAC Ins), 5.000%, 12/1/19	$68,108
155,000	Forest Hills, OH, Local School District Revenue (FSA Ins), 4.750%, 12/1/16	160,355
190,000	Franklin County, OH, Municipal Facilities Improvments, G.O. (MBIA Ins), 4.650%, 12/1/15	195,664
200,000	Franklin County, OH, Refunding, G.O., 5.375%, 12/1/20	207,778
35,000	Gallia County, OH, Local School Disrict, G.O. (FSA Ins), 4.500%, 12/1/20	35,101
340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O. (FGIC Ins), 5.000%, 12/1/15	361,808
540,000	Greene County, OH, Refunding, G.O., Series A (AMBAC Ins), 5.000%, 12/1/19	576,563
450,000	Greene County, OH, Sewer System Revenue (AMBAC Ins), 5.000%, 12/1/18	474,277
275,000	Greene County, OH, Water & Sewer Revenue (FSA Ins), 5.000%, 12/1/21	286,203
75,000	Hamilton County, OH, Hospital Facilities Revenue (LOC-JP Morgan Chase Bank), 3.740%, 5/15/28(a)	75,000
55,000	Hamilton County, OH, Revenue (AMBAC Ins), 5.750%, 12/1/12	58,159
300,000	Hamilton County, OH, Sales Tax Prerefunded Revenue, Sub-Series B (AMBAC Ins), 5.750%, 12/1/17	317,625
250,000	Hudson City, OH, Recreational Facilities Improvements, G.O., 5.000%, 12/1/14	258,197
50,000	Kent State University, OH, General Receipts, Revenue, Series A, (AMBAC Ins), 5.000%, 5/1/18	50,710
250,000	Kettering, OH, City School District, Refunding, G.O. (FSA Ins), 5.000%, 12/1/15	264,562
50,000	Kettering, OH, G.O., 5.000%, 12/1/16	52,770
1,000,000	Kettering, OH, G.O., 4.750%, 12/1/22	1,017,360
95,000	Keystone, OH, Local School District, G.O. (FSA Ins), 5.000%, 12/1/19	99,338
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$285,000	Lakewood, OH, City School District, G.O. (FSA Ins), 5.000%, 12/1/18	$297,189
250,000	Lakota, OH, Local School District, G.O. (FGIC Ins), 5.050%, 12/1/13	256,392
100,000	Licking County, OH, Joint Vocational School District, G.O. (MBIA Ins), 5.375%, 12/1/14	106,521
300,000	Lorain County, OH, Hospital Revenue, Series B (MBIA Ins), 5.625%, 9/1/14	306,729
810,000	Lucas County, OH, Hospital Refunding Revenue (AMBAC Ins), 5.000%, 11/15/11	840,772
435,000	Madison, OH, Local School District Refunding, G.O. (FSA Ins), 4.000%, 12/1/17	426,635
50,000	Mahoning County, OH, Hospital Facilities Revenue, Series A (MBIA Ins), 5.000%, 11/15/17	50,978
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue (AMBAC Ins), 5.200%, 12/1/14	522,465
1,010,000	Marysville, OH, Exempt Village School District, G.O. (MBIA Ins), 5.250%, 12/1/16	1,068,277
250,000	Miami County, OH, G.O., 4.875%, 12/1/10	255,652
200,000	Middleburg Heights, OH, Hospital Refunding Revenue, Southwest General Health Center (FSA Ins), 5.625%, 8/15/15	207,450
50,000	Middleburg Heights, OH, Public Improvements Refunding, G.O., 4.300%, 12/1/10	50,362
50,000	Montgomery County, OH, Cathlolic Health Revenue, 5.500%, 9/1/14	52,941
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	52,286
250,000	Montgomery County, OH, Water Refunding Revenue (AMBAC Ins), 5.375%, 11/15/16	266,055
50,000	Mount Vernon, OH, City Schools Refunding, G.O. (FSA Ins), 5.000%, 12/1/17	52,734
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$100,000	Muskingum County, OH, Hospital Facilities Bethesda Hospital Association, Refunding Revenue (Connie Lee Ins), 5.400%, 12/1/16	$101,657
35,000	New Albany Plain, OH, Local School District, G.O. (FGIC Ins), 5.500%, 12/1/18	37,140
25,000	New Albany Plain, OH, Local School District, G.O. (FGIC Ins), 5.500%, 12/1/18	26,666
235,000	Norwalk, OH, Refunding, G.O., 5.550%, 4/1/09	237,679
100,000	Norwalk, OH, Refunding, G.O., 5.600%, 4/1/10	101,145
1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue (AMBAC Ins), 5.000%, 2/15/17	1,046,900
170,000	Ohio State Building Authority Refunding Revenue, Series A, 5.250%, 6/1/10	176,004
65,000	Ohio State Building Authority Revenue, Series A (FSA Ins), 5.500%, 4/1/15	69,340
125,000	Ohio State Building Authority State Facilities Revenue, Series A (FSA Ins), 5.500%, 10/1/14	132,286
60,000	Ohio State Building Authority, Refunding Revenue, Series A (FGIC Ins), 5.000%, 4/1/11	62,188
150,000	Ohio State Building Authority, State Facilities Revenue, Series A, 5.000%, 4/1/16	156,287
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	145,141
100,000	Ohio State Community Schools, G.O., Series B (FSA Ins), 5.000%, 9/15/18	104,192
175,000	Ohio State Conservation Project, G.O., Series A, 5.000%, 3/1/15	183,680
700,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/17	729,680
150,000	Ohio State Higher Education, Capital Facilities, G.O., Series A, 5.375%, 2/1/15	157,052
60,000	Ohio State Higher Educational Facility Community Revenue (AMBAC Ins), 5.200%, 12/1/10	60,917
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	$25,773
150,000	Ohio State Parks & Recreation Revenue, Series II-A (FSA Ins), 5.000%, 12/1/17	156,930
250,000	Ohio State Revitalization Revenue Project, Series A (AMBAC Ins), 5.000%, 4/1/21	261,692
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	470,466
100,000	Ohio State Turnpike Commission Revenue, Series B (FGIC Ins), 5.250%, 2/15/12	102,452
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A (FSA Ins), 5.000%, 4/1/17	105,368
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	31,409
685,000	Ohio State, Public Improvements, G.O., Series A, 5.000%, 3/1/18	713,345
100,000	River Valley, OH, Local School District, G.O. (FSA Ins), 5.250%, 11/1/16	104,789
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O. (AMBAC Ins), 5.000%, 12/1/17	1,085,074
200,000	Sidney, OH, City School District, G.O. (FGIC Ins), 5.000%, 12/1/12	209,628
980,000	Southwest Licking County, OH, Local School District, G.O. (AMBAC Ins), 5.000%, 12/1/19	1,027,216
130,000	Springfield, OH, G.O. (FGIC Ins), 5.500%, 12/1/17	135,698
325,000	Strongsville, OH, Library Improvements, G.O. (FGIC Ins), 5.000%, 12/1/15	336,801
235,000	Swanton, OH, Local School Disctrict, School Improvement, G.O. (FGIC Ins), 4.900%, 12/1/15	244,139
500,000	Teays Valley, OH, Local School District, School Facilities Construction & Improvement, G.O. (FGIC Ins), 5.150%, 12/1/14	519,895
315,000	Toledo, OH, Sewer System Revenue (MBIA Ins), 5.250%, 11/15/13	330,167
700,000	Toledo, OH, Waterworks Revenue (MBIA Ins), 5.000%, 11/15/19	735,077
500,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	521,970
Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$350,000	Trumbull County, OH, Public Improvements Refunding, G.O. (MBIA Ins), 5.125%, 12/1/13	$371,189
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O. (FGIC Ins), 5.500%, 12/1/17	692,676
1,000,000	University of Cincinnati, OH, Certificate Participation (MBIA Ins), 5.000%, 6/1/15	1,061,600
500,000	University of Cincinnati, OH, Certificate Participation, University Center Project, Revenue (MBIA Ins), 5.100%, 6/1/11	520,785
1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series A (AMBAC Ins), 5.000%, 6/1/17	1,054,680
1,690,000	University of Cincinnati, OH, General Receipts Revenue, Series A (MBIA Ins), 5.000%, 6/1/19	1,787,344
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A (AMBAC Ins), 5.000%, 6/1/19	314,346
50,000	Warren County, OH, Waterworks Refunding Revenue (FSA Ins), 5.000%, 12/1/15	52,626
650,000	Washington Court House, OH, School Improvements, G.O. (FGIC Ins), 5.000%, 12/1/19	682,721

Total Municipal Bonds (Cost $38,260,035)		37,959,529

Cash Equivalents -- 0.1%
25,658	Fidelity Institutional Tax-Exempt Fund, 3.570%(b)	25,658

Total Cash Equivalents (Cost $25,658)		25,658

Total Investments (Cost $38,285,693) -- 99.5%		37,985,187

Other Assets in Excess of Liabilities -- 0.5%		190,618

Net Assets -- 100.0%		$38,175,805

(a) Variable or Floating Rate Security. Rate disclosed is as of June 30, 2007.

(b) Rate disclosed is the seven day yield as of June 30, 2007.

AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. -- General Obligation
Ins -- Insured
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association

Huntington Short/Intermediate Fixed Income Securities Fund June 30, 2007

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Bonds	60.5%
U.S. Government Agencies	38.8%
Cash[1]	0.2%
Other Assets in Excess of Liabilities	0.5%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Corporate Bonds -- 60.5%
Banks -- 6.6%
$1,500,000	Bank of America, 5.375%, 8/15/11	$1,493,445
1,500,000	CitiGroup Inc, 5.125%, 2/14/11	1,481,351
1,500,000	KeyCorp., 4.700%, 5/21/09	1,481,925
1,477,273	Marshall & Ilsley Bank, 2.900%, 8/18/09	1,437,933

		5,894,654

Consumer Discretionary -- 6.6%
2,000,000	Metropolitan Life Global Funding, 4.250%, 7/30/09 (a)	1,958,872
1,000,000	Nordstrom, Inc., 5.625%, 1/15/09	1,002,121
2,000,000	Oracle Corp., 5.000%, 1/15/11	1,971,188
1,000,000	The Stanley Works, 3.500%, 11/1/07	993,398

		5,925,579

Consumer Staples -- 1.7%
1,500,000	Costco Wholesale Corp., 5.300%, 3/15/12	1,488,771

		1,488,771

Energy -- 4.4%
2,000,000	Anadarko Petroleum Corp., 3.250%, 5/1/08	1,961,288
1,000,000	BJ Services Co., 5.750%, 6/1/11	999,114
1,000,000	Shell International Finance Corp., 4.950%, 3/22/12	978,363

		3,938,765

Financials -- 19.7%
2,000,000	Caterpillar Financial Services Corp., 5.050%, 12/1/10	1,981,504
1,500,000	CIT Group, Inc., 5.800%, 7/28/11	1,496,079
1,500,000	Countrywide Home Loans, Inc., 3.250%, 5/21/08	1,470,122
3,000,000	General Electric Capital Corp., 3.750%, 12/15/09	2,890,443
2,000,000	Goldman Sachs Group, Inc., 4.500%, 6/15/10	1,949,980
Principal Amount		Value
Corporate Bonds -- (Continued)
Financials -- (Continued)
$3,000,000	HSBC Finance Corp., 4.800%, 6/15/10	$2,905,707
1,500,000	International Lease Finance Corp., 5.450%, 3/24/11	1,493,206
2,000,000	Merrill Lynch & Co., 4.250%, 2/8/10	1,944,654
1,500,000	Washington Mutual, Inc., 5.500%, 8/24/11	1,488,424

		17,620,119

Materials -- 2.2%
2,000,000	Monsanto Co., 4.000%, 5/15/08	1,975,068

		1,975,068

Railroads -- 3.4%
1,500,000	CSX Corp., 6.750%, 3/15/11	1,550,291
1,500,000	Union Pacific Corp., 3.875%, 2/15/09	1,465,770

		3,016,061

Real Estate Investment Trusts -- 3.8%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,941,322
1,500,000	Duke Realty LP, 5.625%, 8/15/11	1,496,668

		3,437,990

Technology -- 5.0%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	994,002
1,500,000	Hewlett Packard Corp., 5.250%, 3/1/12	1,483,449
2,000,000	Quest Diagnostics, Inc., 5.125%, 11/1/10	1,960,492

		4,437,943

Telecommunications -- 3.3%
2,000,000	BellSouth Corp., 4.200%, 9/15/09	1,947,886
1,000,000	GTE North, Inc., 5.650%, 11/15/08	1,001,216

		2,949,102

Utilities -- 3.8%
2,000,000	Alabama Power Co., 3.125%, 5/1/08	1,962,690
1,500,000	Dominion Resource, Inc., 4.750%, 12/15/10	1,464,948

		3,427,638

Total Corporate Bonds (Cost $54,960,196)		54,111,690

Principal Amount		Value
U.S. Government Agencies -- 38.8%
Federal Farm Credit Bank -- 3.9%
$1,000,000	5.250%, 12/7/10	$996,980
2,500,000	5.150%, 12/20/11	2,477,902

		3,474,882

Federal Home Loan Bank -- 4.9%
1,000,000	3.850%, 1/30/08	991,327
1,000,000	3.500%, 12/26/08	975,305
2,500,000	3.875%, 8/14/09	2,435,512

		4,402,144

Federal Home Loan Mortgage Corporation -- 24.4%
1,000,000	4.260%, 7/19/07	999,433
1,000,000	3.500%, 3/24/08	986,889
1,500,000	3.500%, 4/28/08	1,478,120
2,000,000	3.650%, 5/7/08	1,972,380
2,000,000	4.875%, 8/24/10	1,979,822
2,000,000	4.750%, 1/18/11	1,970,798
2,000,000	5.425%, 2/28/11	1,994,874
4,000,000	5.750%, 5/23/11	4,009,532
2,000,000	5.450%, 9/2/11	1,993,264
1,500,000	5.250%, 10/6/11	1,488,101
2,000,000	5.300%, 1/9/12	1,984,720
1,000,000	5.400%, 1/11/12	996,054

		21,853,987

Principal Amount		Value
U.S. Government Agencies -- (Continued)
Federal National Mortgage Association -- 5.6%
$2,000,000	3.750%, 9/15/08	$1,964,834
1,000,000	3.850%, 4/14/09	977,079
2,000,000	5.750%, 6/9/11	2,005,568

		4,947,481

Total U.S. Government Agencies (Cost $34,999,697)		34,678,494

Cash Equivalents -- 0.2%
143,390	Huntington Money Market Fund, Interfund Shares, 4.710%(b)(c)	143,390

Total Cash Equivalents (Cost $143,390)		143,390

Total Investments (Cost $90,103,283) -- 99.5%		88,933,574

Other Assets in Excess of Liabilities -- 0.5%		458,843

Net Assets -- 100.0%		$89,392,417

(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

Statements of Assets and Liabilities

June 30, 2007 (unaudited)

	Huntington Florida Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund

Assets:
Investments, at cost(1)	$ 33,190,570	$ 934,087,268	$ 191,975,806

Investments, at value(1)	33,190,570	934,087,268	191,975,806
Investments in affiliated securities, at value	--	--	--

Total Investments	33,190,570	934,087,268	191,975,806

Investments in repurchase agreements, at cost	--	44,186,100	--
Cash	--	16	--
Foreign currencies; at value (Cost $0, $0, $0, $0, $0, $0, $0, $8,010,353 and $0)	--	--	--
Income receivable	197,696	649,719	1,333,595
Receivable for investments sold	500,000	--	1,998,000
Receivable for shares sold	--	76,224	--
Tax reclaims receivable	--	--	--
Prepaid expenses and other assets	9,626	4,030	2,461

Total assets	33,897,892	979,003,357	195,309,862

Liabilities:
Options written; at value (premium received $0, $0, $0, $0, $35,100, $0, $1,061,479, $0 and $0)	--	--	--
Cash overdraft	--	--	--
Income distribution payable	82,991	3,010,849	443,070
Payable for investments purchased	1,004,330	--	1,004,120
Payable for shares redeemed	--	--	--
Payable for return of collateral received for securities on loan	--	--	--
Accrued expenses and other payables
Investment adviser fees	9,146	222,187	50,252
Administration fees	3,425	108,912	22,613
Custodian fees	793	20,975	4,355
Financial administration fees	1,836	26,121	9,540
Distribution services fee	1,745	88,612	24,223
Shareholder services fee	7,621	194,610	41,876
Transfer agent fees	475	99,668	15,799
Trustees’ fees	600	14,142	3,301
Compliance service fees	877	23,208	4,819
Other	6,025	175,435	36,197

Total liabilities	1,119,864	3,984,719	1,660,165

Net Assets	$32,778,028	$975,018,638	$193,649,697

Net Assets Consist of:
Paid in capital	32,792,664	975,519,981	193,699,700
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	--	--	--
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(14,636)	(501,343)	(50,003)
Accumulated net investment income (loss)	--	--	--

Total Net Assets	$32,778,028	$975,018,638	$193,649,697

Net Assets:
Trust Shares	$ 25,643,439	$ 492,194,207	$ 87,365,078

Investment A Shares	$ 7,134,589	$ 447,294,286	$ 106,284,619

Investment B Shares	--	$ 73,212	--

Interfund Shares	--	$ 35,456,933	--

Shares Outstanding:
Trust Shares	25,651,993	492,692,329	87,382,020

Investment A Shares	7,139,715	447,279,500	106,310,210

Investment B Shares	--	73,182	--

Interfund Shares	--	35,480,031	--

Net Asset Value, Redemption Price and Offering Price Per Share:
Net Asset Value and Redemption Price Per Share
Trust Shares	$ 1.00	$ 1.00	$ 1.00

Investment A Shares	$ 1.00	$ 1.00	$ 1.00

Investment B Shares	--	$ 1.00	--

Interfund Shares	--	$ 1.00	--

Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Trust Shares	$ 1.00	$ 1.00	$ 1.00

Investment A Shares	$ 1.00	$ 1.00	$ 1.00

Investment B Shares(2)	--	$ 1.00	--

Interfund Shares	--	$ 1.00	--

Maximum Sales Charge--Investment A Shares	--	--	--

(1) Includes securities on loan of $0; $0; $0; $0; $15,766,932; $14,232,677; $26,618,550; $0 and $0.

(2) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund

$ 353,010,350	$ 156,999,543	$ 189,261,932	$ 194,811,060	$ 197,538,539	$ 43,053,203

353,010,350	159,489,521	260,427,180	233,771,476	299,604,111	44,098,246
--	1,400,779	1,436,607	2,955,574	--	618,152

353,010,350	160,890,300	261,863,787	236,727,050	299,604,111	44,716,398

333,044,600	--	--	--	14,569,000	--
91	167,429	--	--	6,424	--
--	--	--	--	8,059,749	--
127,349	594,764	229,072	341,326	550,045	32,167
--	--	--	2,056,499	--	--
--	76,456	63,249	48,987	193,198	23,076
--	--	--	--	30,492	--
6,968	2,414	2,718	3,306	3,145	21,459

686,189,358	161,731,363	262,158,826	239,177,168	323,016,164	44,793,100

--	15,000	--	1,077,510	--	--
--	--	--	--	--	93
2,132,585	--	--	--	--	--
--	805,185	--	2,632,440	--	--
--	251,008	89,477	131,007	41,035	9,686
--	16,322,757	14,611,419	28,130,391	--	--

109,039	89,671	123,038	103,552	262,308	27,682
73,600	16,141	27,683	23,299	35,411	4,976
14,174	3,108	5,331	4,487	--	958
16,812	4,777	9,777	8,681	27,807	2,056
19,219	13,312	5,324	6,676	3,707	2,588
136,297	29,755	51,235	43,160	65,281	9,193
88,717	1,685	3,133	1,175	19,938	509
8,814	2,180	4,007	3,405	4,376	579
15,683	3,439	5,899	4,965	7,546	1,060
121,983	4,042	40,181	36,679	47,998	4,932

2,736,923	17,562,060	14,976,504	32,207,427	515,407	64,312

$683,452,435	$144,169,303	$ 247,182,322	$206,969,741	$322,500,757	$44,728,788

683,459,337	134,425,699	131,389,205	134,414,739	214,350,193	40,420,220
--	3,910,857	72,601,855	41,899,959	102,117,564	1,663,195
(3,581)	5,501,595	42,767,496	30,535,386	4,443,214	2,650,981
(3,321)	331,152	423,766	119,657	1,589,786	(5,608)

$683,452,435	$144,169,303	$247,182,322	$206,969,741	$ 322,500,757	$44,728,788

$ 594,333,677	$ 114,057,783	$ 232,321,012	$ 191,746,165	$ 309,793,346	$ 39,448,782

$ 89,118,758	$ 12,281,103	$ 9,254,313	$ 6,840,823	$ 9,579,535	$ 3,081,563

--	$ 17,830,417	$ 5,606,997	$ 8,382,753	$ 3,127,876	$ 2,198,443

--	--	--	--	--	--

594,310,817	9,933,167	5,951,940	5,748,676	20,578,838	3,326,923

89,150,950	1,069,701	241,181	205,070	641,015	262,197

--	1,556,776	153,077	252,474	213,956	189,689

--	--	--	--	--	--

$ 1.00	$ 11.48	$ 39.03	$ 33.36	$ 15.05	$ 11.86

$ 1.00	$ 11.48	$ 38.37	$ 33.36	$ 14.94	$ 11.75

--	$ 11.45	$ 36.63	$ 33.20	$ 14.62	$ 11.59

--	--	--	--	--	--

$ 1.00	$ 11.48	$ 39.03	$ 33.36	$ 15.05	11.86

$ 1.00	$ 12.18	$ 40.71	$ 35.40	$ 15.85	12.47

--	$ 11.45	$ 36.63	$ 33.20	$ 14.62	11.59

--	--	--	--	--	--

--	5.75%	5.75%	5.75%	5.75%	5.75%

Statements of Assets and Liabilities

June 30, 2007 (unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Real Strategies Fund	Huntington Rotating Markets Fund

Assets:
Investments, at cost(1)	$ 122,811,139	$ 122,768,677	$ 23,203,201	$ 43,801,414

Investments, at value	197,285,129	145,789,460	23,111,042	56,920,475
Investments in affiliated securities, at value	4,508,016	3,943,888	509,474	1,165,420

Total Investments	201,793,145	149,733,348	23,620,516	58,085,895

Foreign currencies; at value (Cost $0, $0, $0, $0, $3,954, $0, $0, $0, $0, $0 and $0)	--	--	--	--
Income receivable	143,085	152,155	6,988	86,791
Receivable for investments sold	907,472	--	--	--
Receivable for shares sold	46,474	87,637	22,993	67,603
Tax reclaims receivable	--	--	--	--
Prepaid expenses and other assets	9,191	10,627	34,217	22,249

Total assets	202,899,367	149,983,767	23,684,714	58,262,538

Liabilities:
Options written; at value (premium received $0, $0, $136,045, $0, $0, $0, $0, $0, $0, $0 and $0)	--	--	109,508	--
Cash overdraft	--	--	3,539	--
Income distribution payable	--	--	--	--
Payable for shares redeemed	41,425	32,118	215	69,179
Payable for return of collateral received for securities on loan	26,309,205	19,979,767	--	--
Accrued expenses and other payables
Investment adviser fees	109,493	90,798	13,268	23,957
Administration fees	19,709	14,421	2,388	6,468
Custodian fees	3,796	2,777	618	1,246
Financial administration fees	7,981	6,509	6,424	1,413
Distribution services fee	6,386	4,826	64	920
Shareholder services fee	36,441	26,667	4,423	11,978
Transfer agent fees	2,170	1,362	72	541
Trustees’ fees	2,700	1,839	164	692
Compliance service fees	4,200	3,073	509	1,378
Other	29,172	18,481	97	9,479

Total liabilities	26,572,678	20,182,638	141,289	127,251

Net Assets	$ 176,326,689	$ 129,801,129	$ 23,543,425	$ 58,135,287

Net Assets Consist of:
Paid in capital	88,987,199	89,111,077	23,120,168	42,173,717
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	78,982,006	26,964,671	443,852	14,284,481
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	8,429,808	13,559,562	(60,475)	1,719,266
Accumulated net investment income (loss)	(72,324)	165,819	39,880	(42,177)

Total Net Assets	$ 176,326,689	$ 129,801,129	$ 23,543,425	$ 58,135,287

Net Assets:
Trust Shares	$ 162,142,465	$ 114,870,800	$ 23,130,177	$ 53,524,019

Investment A Shares	$ 5,419,162	$ 10,098,554	$ 383,548	$ 4,607,747

Investment B Shares	$ 8,765,062	$ 4,831,775	$ 29,700	$ 3,521

Shares Outstanding:
Trust Shares	8,911,306	6,383,613	2,264,015	3,691,085

Investment A Shares	302,707	570,076	37,555	320,254

Investment B Shares	505,044	282,620	2,913	245

Net Asset Value, Redemption Price and Offering Price Per Share:
Net Asset Value and Redemption Price Per Share
Trust Shares	$ 18.20	$ 18.00	$ 10.22	$ 14.50

Investment A Shares	$ 17.90	$ 17.72	$ 10.21	$ 14.39

Investment B Shares	$ 17.36	$ 17.10	$ 10.20	$ 14.37

Offering Price Per Share(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Trust Shares	$ 18.20	$ 18.00	$ 10.22	$ 14.50

Investment A Shares	$ 18.99	$ 18.80	$ 10.83	$ 15.27

Investment B Shares(2)	$ 17.36	$ 17.10	$ 10.20	$ 14.37

Maximum Sales Charge--Investment A Shares	5.75%	5.75%	5.75%	5.75%

(1) Includes securities on loan of $25,473,159; $19,569,517; $0; $0; $20,494,760; $23,616,733; $6,734,850; $0; $2,498,024; $0 and $0.

(2) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington Situs Small Cap Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$ 116,421,323	$ 202,165,785	$ 114,125,719	$ 19,875,098	$ 90,032,110	$ 38,285,693	$ 90,103,283

149,990,726	198,866,179	109,161,265	19,808,913	88,403,769	37,985,187	88,790,184
2,483,829	1,950,912	2,457,306	--	2,502,317	--	143,390

152,474,555	200,817,091	111,618,571	19,808,913	90,906,086	37,985,187	88,933,574

3,962	--	--	--	--	--	--
78,033	2,320,077	1,107,030	204,909	406,368	291,433	1,064,021
--	--	--	--	--	--	--
163,763	130,428	9,859,871	--	20,000	--	7,141
991	--	--	--	--	--	--
13,325	1,743	8,325	21,997	12,331	21,462	2,481

152,734,629	203,269,339	122,593,797	20,035,819	91,344,785	38,298,082	90,007,217

--	--	--	--	--	--	--
--	--	--	--	--	--	--
--	350,557	200,031	33,894	--	78,225	154,035
44,245	57,478	5,293	5,468	54,185	735	367,989
21,159,871	23,973,864	6,835,500	--	2,581,176	--	--

80,325	72,987	43,026	8,803	36,460	16,344	37,009
14,458	19,706	11,617	2,228	9,844	4,413	9,992
--	3,795	2,237	429	1,896	850	1,924
25,266	8,407	5,903	4,027	5,148	4,533	4,390
5,765	1,713	581	1,072	817	1,038	138
26,731	36,448	21,511	4,123	18,220	8,153	18,504
1,367	4,971	1,470	337	1,146	644	1,187
1,765	2,719	1,732	372	1,390	742	1,661
3,081	4,199	2,475	475	2,098	940	2,129
25,779	31,278	18,997	2,603	14,946	5,660	15,842

21,388,653	24,568,122	7,150,373	63,831	2,727,326	122,277	614,800

$ 131,345,976	$ 178,701,217	$ 115,443,424	$ 19,971,988	$ 88,617,459	$ 38,175,805	$ 89,392,417

88,526,718	180,686,904	118,321,713	20,206,006	87,383,755	38,457,744	94,211,635
36,053,302	(1,348,694)	(2,507,148)	(66,185)	873,976	(300,506)	(1,169,709)
6,467,596	(635,647)	(356,422)	(167,833)	258,766	18,566	(3,648,451)
298,360	(1,346)	(14,719)	--	100,962	1	(1,058)

$ 131,345,976	$ 178,701,217	$ 115,443,424	$ 19,971,988	$ 88,617,459	$ 38,175,805	$ 89,392,417

$ 110,816,979	$ 174,663,654	$ 113,384,466	$ 15,647,302	$ 85,949,142	$ 35,381,907	$ 88,657,148

$ 15,966,572	$ 1,618,997	$ 1,659,238	$ 3,895,457	$ 1,932,794	$ 1,563,617	$ 735,269

$ 4,562,425	$ 2,418,566	$ 399,720	$ 429,229	$ 735,523	$ 1,230,281	--

4,929,555	8,540,411	11,202,829	1,508,471	9,709,147	1,722,667	4,613,287

719,292	79,176	163,943	375,549	217,131	76,177	38,249

211,024	118,406	39,476	41,399	82,959	59,934	--

$ 22.48	$ 20.45	$ 10.12	$ 10.37	$ 8.85	$ 20.54	$ 19.22

$ 22.20	$ 20.45	$ 10.12	$ 10.37	$ 8.90	$ 20.53	$ 19.22

$ 21.62	$ 20.43	$ 10.13	$ 10.37	$ 8.87	$ 20.53	--

$ 22.48	$ 20.45	$ 10.12	$ 10.37	$ 8.85	$ 20.54	$ 19.22

$ 23.55	$ 21.47	$ 10.62	$ 10.89	$ 9.34	$ 21.55	$ 19.51

$ 21.62	$ 20.43	$ 10.13	$ 10.37	$ 8.87	$ 20.53	--

5.75%	4.75%	4.75%	4.75%	4.75%	4.75%	1.50%

Statements of Operations

Six Months Ended June 30, 2007 (unaudited)

	Huntington Florida Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund

Investment Income:
Dividend income	$ 17,888	$ 107,251	$ 95,488
Dividend income from affiliated securities	--	--	--
Interest income	700,703	24,874,253	3,387,330
Income from securities lending	--	--	--
Foreign dividend taxes withheld	--	--	--

Total investment income	718,591	24,981,504	3,482,818

Expenses:
Investment adviser fees	58,957	1,314,148	284,714
Administration fees	26,531	642,869	128,123
Custodian fees	5,109	123,805	24,674
Transfer and dividend disbursing agent fees and expenses	4,787	111,414	24,920
Trustees fees	961	23,899	5,181
Auditing fees	2,299	57,167	11,677
Legal fees	718	17,016	3,698
Financial administration fees	10,778	198,168	43,342
Distribution services fee--Investment A Shares	16,243	519,013	133,448
Distribution services fee--Investment B Shares	--	295	--
Shareholder services fee--Trust Shares	32,888	623,904	103,813
Shareholder services fee--Investment A Shares	16,243	519,013	133,448
Shareholder services fee--Investment B Shares	--	98	--
Share registration costs	13,200	68,771	20,043
Printing and postage	2,810	70,266	14,669
Insurance premiums	2,518	13,776	4,534
Compliance service fees	326	7,674	1,476
Other	929	22,261	5,077

Total expenses	195,297	4,333,557	942,837

Net investment income (loss)	523,294	20,647,947	2,539,981

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(2,197)	(105)	(2,750)
Net realized gain (loss) on option transactions	--	--	--
Net realized (loss) on foreign currency transactions	--	--	--

Net realized gain (loss) on investments, options and foreign currency transactions	(2,197)	(105)	(2,750)

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	--	--	--

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(2,197)	(105)	(2,750)

Change in net assets resulting from operations	$ 521,097	$ 20,647,842	$ 2,537,231

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund

$ --	$ 3,331,420	$ 1,768,295	$ 2,668,248	$ 4,013,928	$ 311,654
--	46,287	43,605	33,849	--	18,863
17,587,475	--	--	--	261,140	--
--	11,848	21,196	18,759	--	--
--	--	--	--	(322,154)	--

17,587,475	3,389,555	1,833,096	2,720,856	3,952,914	330,517

691,878	543,023	723,429	605,166	1,496,307	174,583
467,020	97,746	162,773	136,164	202,004	31,425
89,940	18,824	31,347	26,223	36,124	6,052
84,039	17,779	30,880	25,832	34,272	5,470
18,595	3,702	6,371	5,456	7,369	1,130
43,799	8,764	14,005	12,051	18,647	2,944
12,761	2,599	4,628	3,878	5,215	759
144,352	33,870	58,424	50,232	93,726	18,184
104,707	14,756	11,372	8,057	9,974	3,927
--	69,424	20,869	30,807	10,297	7,975
760,130	143,110	283,099	233,825	360,669	51,609
104,707	14,756	11,372	8,057	9,974	3,927
--	23,142	6,956	10,269	3,432	2,658
61,026	25,955	26,171	25,106	37,139	18,022
51,801	10,738	18,282	15,533	21,684	3,260
13,839	4,420	4,953	5,152	7,316	2,794
5,857	1,173	1,901	1,589	2,365	376
28,725	3,453	6,448	5,303	6,614	1,030

2,683,176	1,037,234	1,423,280	1,208,700	2,363,128	336,125

14,904,299	2,352,321	409,816	1,512,156	1,589,786	(5,608)

2,843	5,611,521	43,018,149	31,920,834	4,447,513	2,748,133
--	35,948	--	(334,350)	--	--
--	--	--	--	(4,299)	--

2,843	5,647,469	43,018,149	31,586,484	4,443,214	2,748,133

--	(6,040,570)	(26,941,490)	(17,389,967)	24,751,879	(130,399)

2,843	(393,101)	16,076,659	14,196,517	29,195,093	2,617,734

$ 14,907,142	$ 1,959,220	$ 16,486,475	$ 15,708,673	$ 30,784,879	$ 2,612,126

Statements of Operations

Six Months Ended June 30, 2007 (Unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Real Strategies Fund(1)	Huntington Rotating Markets Fund(2)

Investment Income:
Dividend income	$ 997,896	$ 905,721	$ 15,138	$ 211,873
Dividend income from affiliated securities	61,089	90,251	6,380	48,024
Interest income	--	--	78,959	--
Income from securities lending	35,704	37,273	--	--
Foreign dividend taxes withheld	--	--	--	--

Total investment income	1,094,689	1,033,245	100,477	259,897

Expenses:
Investment adviser fees	642,419	510,188	23,730	133,739
Administration fees	115,637	81,031	4,271	36,110
Custodian fees	22,270	15,605	981	6,954
Transfer and dividend disbursing agent fees and expenses	21,801	14,524	851	6,039
Trustees’ fees	4,525	3,028	165	1,283
Auditing fees	10,231	7,362	326	3,281
Legal fees	3,211	2,140	187	5,464
Financial administration fees	45,146	33,599	8,543	15,360
Distribution services fee--Investment A Shares	6,488	11,638	72	5,275
Distribution services fee--Investment B Shares	32,252	16,782	9	4
Shareholder services fee--Trust Shares	196,901	132,823	7,835	61,593
Shareholder services fee--Investment A Shares	6,488	11,638	72	5,275
Shareholder services fee--Investment B Shares	10,751	5,594	3	1
Share registration costs	24,970	25,249	12,973	13,229
Printing and postage	13,010	8,886	190	3,748
Insurance premiums	5,140	4,135	168	3,119
Compliance service fees	1,365	943	--	417
Other	4,414	2,837	221	1,184

Total expenses	1,167,019	888,002	60,597	302,075

Net investment income (loss)	(72,330)	145,243	39,880	(42,178)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	8,429,808	13,559,562	(124,841)	1,719,266
Net realized gain on option transactions	--	--	64,366	--
Net realized (loss) on foreign currency transactions	--	--	--	--

Net realized gain on investments, options and foreign currency transactions	8,429,808	13,559,562	(60,475)	1,719,266

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	10,524,378	395,043	443,852	3,032,230

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	18,954,186	13,954,605	383,377	4,751,496

Change in net assets resulting from operations	$ 18,881,856	$ 14,099,848	$ 423,257	$ 4,709,318

(1) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to June 30, 2007.

(2) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to June 30, 2007 for Investment B Shares.

(See notes which are an integral part of the Financial Statements)

Huntington Situs Small Cap Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$ 965,088	$ 115,795	$ --	$ 2,802	$ 62,553	$ 3,693	$ --
131,381	44,086	52,715	--	66,420	--	35,686
18,321	4,491,839	2,680,768	421,892	2,007,701	808,209	2,101,081
23,890	8,673	2,717	--	1,035	--	--
(2,183)	--	--	--	--	--	--

1,136,497	4,660,393	2,736,200	424,694	2,137,709	811,902	2,136,767

444,979	444,541	271,771	53,192	222,106	104,702	231,326
80,097	120,028	73,379	14,362	59,970	28,270	62,459
3,051	23,115	14,132	2,766	11,549	5,444	12,029
14,723	22,472	14,006	3,429	11,327	6,053	12,480
3,024	4,735	2,947	611	2,350	1,193	2,592
7,286	10,767	6,539	1,249	5,364	2,554	5,362
2,151	3,370	2,070	441	1,675	834	1,832
58,281	51,180	36,484	18,974	32,599	27,184	28,088
17,718	2,029	1,995	5,050	2,236	2,035	852
15,448	9,821	1,537	1,782	2,630	4,830	--
125,459	216,968	133,378	20,952	107,940	48,706	114,811
17,718	2,029	1,995	5,050	2,236	2,035	852
5,149	3,274	512	594	877	1,610	--
26,263	22,919	22,736	15,344	22,157	15,398	14,020
8,865	13,534	8,317	1,737	6,701	3,313	7,281
4,086	4,354	4,294	2,351	3,998	2,554	3,332
936	1,464	913	177	727	348	767
2,903	4,449	2,748	719	2,230	1,255	2,648

838,137	961,049	599,753	148,780	498,672	258,318	500,731

298,360	3,699,344	2,136,447	275,914	1,639,037	553,584	1,636,036

6,521,979	(459,995)	26,052	2,226	293,151	25,091	(99,699)
16,850	--	--	--	--	--	--
(29,387)	--	--	--	--	--	--

6,509,442	(459,995)	26,052	2,226	293,151	25,091	(99,699)

7,601,906	(2,232,739)	(1,259,994)	(362,035)	(1,936,861)	(662,152)	(59,860)

14,111,348	(2,692,734)	(1,233,942)	(359,809)	(1,643,710)	(637,061)	(159,559)

$ 14,409,708	$ 1,006,610	$ 902,505	$ (83,895)	$ (4,673)	$ (83,477)	$ 1,476,477

Statements of Changes in Net Assets

	Huntington Florida Tax-Free Money Market Fund		Huntington Money Market Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 523,294	$ 842,641	$ 20,647,947	$ 32,524,343
Net realized gain (loss) on investments and options	(2,197)	(4,861)	(105)	(921)
Net change in unrealized appreciation/depreciation of investments and options	--	--	--	--

Change in net assets resulting from operations	521,097	837,780	20,647,842	32,523,422

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(361,368)	(578,414)	(11,073,802)	(19,505,375)
Investment A Shares	(161,928)	(264,227)	(8,683,164)	(11,371,819)
Investment B Shares	--	--	(1,448)	(2,500)
Interfund Shares	--	--	(889,533)	(1,648,798)
From net realized gain on investments:
Trust Shares	--	--	--	--
Investment A Shares	--	--	--	--
Investment B Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(523,296)	(842,641)	(20,647,947)	(32,528,492)

Change in net assets resulting from capital transactions	(6,785,827)	5,267,157	27,406,242	155,392,517

Change in net assets	(6,788,026)	5,262,296	27,406,137	155,387,447
Net Assets:
Beginning of period	39,566,054	34,303,758	947,612,501	792,225,054

End of period	$ 32,778,028	$ 39,566,054	$ 975,018,638	$ 947,612,501

Accumulated net investment income (loss) included in net assets at end of period	$ --	$ 2	$ --	$ --

(See notes which are an integral part of the Financial Statements)

Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund		Huntington Dividend Capture Fund
Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

(unaudited)		(unaudited)		(unaudited)

$ 2,539,981	$ 4,252,664	$ 14,904,299	$ 25,333,442	$ 2,352,321	$ 4,309,658
(2,750)	(9,206)	2,843	2,611	5,647,469	7,774,068
--	--	--	--	(6,040,570)	7,301,887

2,537,231	4,243,458	14,907,142	25,336,053	1,959,220	19,385,613

(1,167,162)	(1,977,683)	(13,193,211)	(21,929,564)	(1,717,565)	(3,505,512)
(1,372,819)	(2,274,981)	(1,711,088)	(3,403,878)	(163,238)	(333,165)
--	--	--	--	(208,526)	(481,070)
--	--	--	--	--	--

--	--	--	--	(1,440,869)	(4,993,977)
--	--	--	--	(152,044)	(484,030)
--	--	--	--	(231,767)	(833,889)

(2,539,981)	(4,252,664)	(14,904,299)	(25,333,442)	(3,914,009)	(10,631,643)

(10,218,425)	22,481,302	78,988,779	19,069,736	3,464,864	13,181,264

(10,221,175)	22,472,096	78,991,622	19,072,347	1,510,075	21,935,234

203,870,872	181,398,776	604,460,813	585,388,466	142,659,228	120,723,994

$ 193,649,697	$ 203,870,872	$ 683,452,435	$ 604,460,813	$ 144,169,303	$ 142,659,228

$ --	$ --	$ (3,321)	$ (3,321)	$ 331,152	$ 68,160

Statements of Changes in Net Assets (continued)

	Huntington Florida Tax-Free Money Market Fund		Huntington Money Market Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

	(unaudited)		(unaudited)
Capital Transactions:
Trust Shares
Shares issued	$ 25,670,964	$ 54,272,927	$ 574,887,695	$ 1,336,306,384
Dividends reinvested	--	--	49,514	70,941
Shares redeemed	(25,386,741)	(51,296,857)	(582,909,649)	(1,373,341,920)

Total Trust Shares	284,223	2,976,070	(7,972,440)	(36,964,595)

Investment A Shares
Shares issued	8,890,160	18,214,125	536,540,321	875,466,126
Dividends reinvested	3,024	9,899	2,900,539	4,484,180
Shares redeemed	(15,963,234)	(15,932,937)	(498,656,081)	(693,205,267)

Total Investment A Shares	(7,070,050)	2,291,087	40,784,779	186,745,039

Investment B Shares
Shares issued	--	--	4,558	72,208
Dividends reinvested	--	--	1,448	2,416
Shares redeemed	--	--	(65,747)	(9)

Total Investment B Shares	--	--	(59,741)	74,615

Interfund Shares
Shares issued	--	--	133,180,283	249,312,617
Dividends reinvested	--	--	5	--
Shares redeemed	--	--	(138,526,644)	(243,775,159)

Total Interfund Shares	--	--	(5,346,356)	5,537,458

Net change resulting from capital transactions	$ (6,785,827)	$ 5,267,157	$ 27,406,242	$ 155,392,517

Share Transactions:
Trust Shares
Shares issued	25,670,964	54,272,927	574,887,696	1,336,306,384
Dividends reinvested	--	--	49,514	70,941
Shares redeemed	(25,386,741)	(51,296,857)	(582,909,649)	(1,373,341,920)

Total Trust Shares	284,223	2,976,070	(7,972,439)	(36,964,595)

Investment A Shares
Shares issued	8,890,160	18,214,438	536,540,321	875,466,127
Dividends reinvested	3,025	9,899	2,900,539	4,484,180
Shares redeemed	(15,963,234)	(15,932,937)	(498,656,081)	(693,205,267)

Total Investment A Shares	(7,070,049)	2,291,400	40,784,779	186,745,022

Investment B Shares
Shares issued	--	--	4,558	72,208
Dividends reinvested	--	--	1,448	2,416
Shares redeemed	--	--	(65,747)	(9)

Total Investment B Shares	--	--	(59,741)	74,615

Interfund Shares
Shares issued	--	--	133,180,283	249,312,616
Dividends reinvested	--	--	5	--
Shares redeemed	--	--	(138,526,644)	(243,775,159)

Total Interfund Shares	--	--	(5,346,356)	5,537,457

Net change resulting from share transactions	(6,785,826)	5,267,470	27,406,243	155,392,499

(See notes which are an integral part of the Financial Statements)

Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund		Huntington Dividend Capture Fund
Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

(unaudited)		(unaudited)		(unaudited)

$ 133,758,710	$ 225,362,718	$ 1,281,169,495	$ 2,470,525,327	$ 8,344,520	$ 19,074,925
3,003	6,107	--	--	1,765,984	4,696,612
(141,600,698)	(214,958,103)	(1,223,225,661)	(2,433,857,972)	(6,921,231)	(11,017,057)

(7,838,985)	10,410,722	57,943,834	36,667,355	3,189,273	12,754,480

142,908,753	300,720,811	93,644,087	115,757,663	1,718,373	1,935,780
87,059	212,544	728,037	2,149,999	281,761	708,045
(145,375,252)	(288,862,775)	(73,327,179)	(135,505,281)	(1,047,169)	(2,021,813)

(2,379,440)	12,070,580	21,044,945	(17,597,619)	952,965	622,012

--	--	--	--	755,202	691,598
--	--	--	--	410,253	1,217,679
--	--	--	--	(1,842,829)	(2,104,505)

--	--	--	--	(677,374)	(195,228)

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

$ (10,218,425)	$ 22,481,302	$ 78,988,779	$ 19,069,736	$ 3,464,864	$ 13,181,264

133,758,710	225,362,717	1,281,169,495	2,470,525,329	713,569	1,674,307
3,004	6,107	--	--	150,556	406,928
(141,600,698)	(214,958,103)	(1,223,225,661)	(2,433,857,972)	(590,984)	(970,751)

(7,838,984)	10,410,721	57,943,834	36,667,357	273,141	1,110,484

142,908,753	300,720,812	93,644,087	115,757,662	146,440	168,128
87,059	212,543	728,037	2,149,999	24,015	61,372
(145,375,252)	(288,862,775)	(73,327,179)	(135,505,281)	(89,391)	(178,344)

(2,379,440)	12,070,580	21,044,945	(17,597,620)	81,064	51,156

--	--	--	--	64,736	60,550
--	--	--	--	35,039	105,735
--	--	--	--	(158,540)	(187,138)

--	--	--	--	(58,765)	(20,853)

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

--	--	--	--	--	--

(10,218,424)	22,481,301	78,988,779	19,069,737	295,440	1,140,787

Statements of Changes in Net Assets

	Huntington Growth Fund		Huntington Income Equity Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ 409,816	$ 475,920	$ 1,512,156	$ 3,599,038
Net realized gain on investments, options and foreign currency transactions	43,018,149	26,408,573	31,586,484	18,513,883
Net change in unrealized appreciation/depreciation of investments, options, and translation of assets and liabilities in foreign currency	(26,941,490)	(7,042,950)	(17,389,967)	74,864

Change in net assets resulting from operations	16,486,475	19,841,543	15,708,673	22,187,785

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(2,388)	(473,533)	(1,424,549)	(3,415,282)
Investment A Shares	--	--	(41,622)	(96,153)
Investment B Shares	--	--	(35,345)	(87,135)
From net realized gain on investments:
Trust Shares	(4,809,950)	(30,793,313)	--	(17,632,120)
Investment A Shares	(193,696)	(1,298,208)	--	(554,441)
Investment B Shares	(124,382)	(811,572)	--	(747,675)

Change in net assets resulting from distributions to shareholders	(5,130,416)	(33,376,626)	(1,501,516)	(22,532,806)

Change in net assets resulting from capital transactions	(2,164,004)	(1,062,019)	(7,369,266)	(8,073,120)

Change in net assets	9,192,055	(14,597,102)	6,837,891	(8,418,141)
Net Assets:
Beginning of period	237,990,267	252,587,369	200,131,850	208,549,991

End of period	$ 247,182,322	$ 237,990,267	$ 206,969,741	$ 200,131,850

Accumulated net investment income (loss) included in net assets at end of period	$ 423,766	$ 16,338	$ 119,657	$ 109,017

(See notes which are an integral part of the Financial Statements)

Huntington International Equity Fund		Huntington Macro 100 Fund		Huntington Mid Corp America Fund
Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

(unaudited)		(unaudited)		(unaudited)

$ 1,589,786	$ 1,760,445	$ (5,608)	$ (4,717)	$ (72,330)	$ 46,315
4,443,214	24,169,433	2,748,133	3,392,055	8,429,808	4,389,606
24,751,879	31,301,717	(130,399)	935,240	10,524,378	8,178,910

30,784,879	57,231,595	2,612,126	2,452,098	18,881,856	12,614,831

(246,799)	(1,444,995)	--	--	(3,689)	(46,261)
(1,068)	(28,684)	--	--	--	--
--	(1,653)	--	--	--	--

(6,447,655)	(17,910,960)	(2,179,693)	(851,392)	(1,256,453)	(2,646,883)
(191,281)	(409,486)	(174,072)	(63,408)	(42,457)	(87,663)
(65,270)	(151,220)	(123,750)	(41,666)	(71,912)	(152,600)

(6,952,073)	(19,946,998)	(2,477,515)	(956,466)	(1,374,511)	(2,933,407)

23,279,825	44,352,546	(3,429,323)	17,708,652	(5,455,245)	(5,781,673)

47,112,631	81,637,143	(3,294,712)	19,204,284	12,052,100	3,899,751

275,388,126	193,750,983	48,023,500	28,819,216	164,274,589	160,374,838

$ 322,500,757	$ 275,388,126	$ 44,728,788	$ 48,023,500	$ 176,326,689	$ 164,274,589

$ 1,589,786	$ 247,867	$ (5,608)	$ --	$ (72,324)	$ 3,695

Statements of Changes in Net Assets (continued)

	Huntington Growth Fund		Huntington Income Equity Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

	(unaudited)		(unaudited)
Capital Transactions:
Trust Shares
Shares issued	$ 14,465,512	$ 21,502,207	$ 7,513,932	$ 15,140,041
Dividends reinvested	2,376,039	14,568,355	667,770	9,383,335
Shares redeemed	(18,383,959)	(36,227,129)	(15,428,310)	(32,275,011)

Total Trust Shares	(1,542,408)	(156,567)	(7,246,608)	(7,751,635)

Investment A Shares
Shares issued	454,193	611,966	743,387	1,301,261
Dividends reinvested	185,583	1,241,931	39,932	629,601
Shares redeemed	(1,008,222)	(2,701,388)	(533,699)	(1,993,421)

Total Investment A Shares	(368,446)	(847,491)	249,620	(62,559)

Investment B Shares
Shares issued	191,558	308,338	295,256	476,920
Dividends reinvested	123,079	796,994	34,475	809,182
Shares redeemed	(567,787)	(1,163,293)	(702,009)	(1,545,028)

Total Investment B Shares	(253,150)	(57,961)	(372,278)	(258,926)

Net change resulting from capital transactions	$ (2,164,004)	$ (1,062,019)	$ (7,369,266)	$ (8,073,120)

Share Transactions:
Trust Shares
Shares issued	377,298	549,754	233,489	474,076
Dividends reinvested	60,629	385,961	20,587	299,491
Shares redeemed	(478,654)	(913,333)	(478,904)	(1,002,778)

Total Trust Shares	(40,727)	22,382	(224,828)	(229,211)

Investment A Shares
Shares issued	11,985	15,570	23,027	40,865
Dividends reinvested	4,817	33,436	1,230	20,100
Shares redeemed	(26,797)	(69,496)	(16,520)	(61,844)

Total Investment A Shares	(9,995)	(20,490)	7,737	(879)

Investment B Shares
Shares issued	5,303	8,180	9,254	15,021
Dividends reinvested	3,344	22,338	1,063	25,981
Shares redeemed	(15,771)	(31,156)	(21,774)	(48,235)

Total Investment B Shares	(7,124)	(638)	(11,457)	(7,233)

Net change resulting from share transactions	(57,846)	1,254	(228,548)	(237,323)

(See notes which are an integral part of the Financial Statements)

Huntington International Equity Fund		Huntington Macro 100 Fund		Huntington Mid Corp America Fund
Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

(unaudited)		(unaudited)		(unaudited)

$ 39,467,462	$ 54,721,766	$ 11,296,658	$ 20,283,939	$ 7,323,241	$ 13,196,944
2,806,297	7,580,979	1,347,607	504,966	478,115	1,020,518
(21,986,840)	(22,336,375)	(16,093,504)	(4,518,325)	(12,698,342)	(19,784,334)

20,286,919	39,966,370	(3,449,239)	16,270,580	(4,896,986)	(5,566,872)

2,725,218	4,209,435	358,371	1,780,837	509,160	1,061,203
177,637	391,925	167,564	60,981	37,991	77,094
(457,650)	(1,142,135)	(635,667)	(904,771)	(634,648)	(1,061,353)

2,445,205	3,459,225	(109,732)	937,047	(87,497)	76,944

613,913	919,489	188,795	621,916	417,405	629,783
62,659	145,102	117,820	39,466	70,002	148,717
(128,871)	(137,640)	(176,967)	(160,357)	(958,169)	(1,070,245)

547,701	926,951	129,648	501,025	(470,762)	(291,745)

$ 23,279,825	$ 44,352,546	$ (3,429,323)	$ 17,708,652	$ (5,455,245)	$ (5,781,673)

2,765,818	4,162,908	947,361	1,727,097	421,162	831,159
191,165	546,381	114,592	42,290	26,488	61,412
(1,514,095)	(1,692,640)	(1,345,655)	(382,322)	(723,048)	(1,242,185)

1,442,888	3,016,649	(283,702)	1,387,065	(275,398)	(349,614)

190,494	319,476	30,173	153,718	29,498	67,429
12,192	28,433	14,371	5,142	2,138	4,709
(32,092)	(87,261)	(53,554)	(78,759)	(37,019)	(68,216)

170,594	260,648	(9,010)	80,101	(5,383)	3,922

44,027	70,387	16,157	52,903	25,292	41,127
4,391	10,771	10,236	3,365	4,060	9,342
(9,095)	(10,583)	(15,175)	(13,812)	(57,447)	(70,141)

39,323	70,575	11,218	42,456	(28,095)	(19,672)

1,652,805	3,347,872	(281,494)	1,509,622	(308,876)	(365,364)

Statements of Changes in Net Assets

	Huntington New Economy Fund		Huntington Real Strategies Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Period Ended June 30, 2007(1)

	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ 145,243	$ (444,434)	$ 39,880
Net realized gain (loss) on investments, options and foreign currency transactions	13,559,562	7,429,178	(60,475)
Net change in unrealized appreciation/depreciation of investments, options, and translation of assets and liabilities in foreign currency	395,043	1,863,722	443,852

Change in net assets resulting from operations	14,099,848	8,848,466	423,257

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	--	--	--
Investment A Shares	--	--	--
Investment B Shares	--	--	--
From net realized gain on investments:
Trust Shares	(355,725)	(7,575,059)	--
Investment A Shares	(31,717)	(657,695)	--
Investment B Shares	(15,599)	(336,999)	--

Change in net assets resulting from distributions to shareholders	(403,041)	(8,569,753)	--

Change in net assets resulting from capital transactions	5,480,795	21,337,362	23,120,168

Change in net assets	19,177,602	21,616,075	23,543,425
Net Assets:
Beginning of period	110,623,527	89,007,452	--

End of period	$ 129,801,129	$ 110,623,527	$ 23,543,425

Accumulated net investment income (loss) included in net assets at end of period	$ 165,819	$ 20,576	$ 39,880

(1) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to June 30, 2007.

(2) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to June 30, 2007 for Investment B Shares.

(See notes which are an integral part of the Financial Statements)

Huntington Rotating Markets Fund		Huntington Situs Small Cap Fund		Huntington Fixed Income Securities Fund
Six Months Ended June 30, 2007(2)	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

(unaudited)		(unaudited)		(unaudited)

$ (42,178)	$ 437,161	$ 298,360	$ (385,710)	$ 3,699,344	$ 6,720,751
1,719,266	1,926,282	6,509,442	6,118,068	(459,995)	7,789
3,032,230	4,836,497	7,601,906	3,976,382	(2,232,739)	(164,863)

4,709,318	7,199,940	14,409,708	9,708,740	1,006,610	6,563,677

(1,230)	(410,535)	--	--	(3,623,870)	(6,485,681)
--	(25,393)	--	--	(31,847)	(60,701)
(2)	--	--	--	(44,973)	(89,747)

(59,615)	(665,151)	(1,329,781)	(4,964,200)	(32,535)	--
(5,338)	(50,247)	(190,818)	(619,016)	(300)	--
(4)	--	(56,086)	(204,839)	(481)	--

(66,189)	(1,151,326)	(1,576,685)	(5,788,055)	(3,734,006)	(6,636,129)

4,893,884	11,389,638	13,897,164	12,776,758	3,614,002	4,355,985

9,537,013	17,438,252	26,730,187	16,697,443	886,606	4,283,533

48,598,274	31,160,022	104,615,789	87,918,346	177,814,611	173,531,078

$ 58,135,287	$ 48,598,274	$ 131,345,976	$ 104,615,789	$ 178,701,217	$ 177,814,611

$ (42,177)	$ 1,233	$ 298,360	$ --	$ (1,346)	$ --

Statements of Changes in Net Assets (continued)

	Huntington New Economy Fund		Huntington Real Strategies Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Period Ended June 30, 2007(1)

	(unaudited)		(unaudited)
Capital Transactions:
Trust Shares
Shares issued	$ 12,257,123	$ 25,270,353	$ 22,951,204
Dividends reinvested	221,432	4,711,772	--
Shares redeemed	(7,546,693)	(12,353,028)	(241,625)

Total Trust Shares	4,931,862	17,629,097	22,709,579

Investment A Shares
Shares issued	1,392,782	3,680,844	380,951
Dividends reinvested	31,370	650,597	--
Shares redeemed	(986,000)	(1,472,282)	--

Total Investment A Shares	438,152	2,859,159	380,951

Investment B Shares
Shares issued	392,323	925,818	29,638
Dividends reinvested	15,277	330,112	--
Shares redeemed	(296,819)	(406,824)	--

Total Investment B Shares	110,781	849,106	29,638

Net change resulting from capital transactions	$ 5,480,795	$ 21,337,362	$ 23,120,168

Share Transactions:
Trust Shares
Shares issued	715,271	1,542,955	2,287,990
Dividends reinvested	12,426	291,092	--
Shares redeemed	(439,217)	(752,522)	(23,975)

Total Trust Shares	288,480	1,081,525	2,264,015

Investment A Shares
Shares issued	82,906	225,196	37,555
Dividends reinvested	1,787	40,750	--
Shares redeemed	(58,833)	(90,382)	--

Total Investment A Shares	25,860	175,564	37,555

Investment B Shares
Shares issued	23,985	58,570	2,913
Dividends reinvested	901	21,353	--
Shares redeemed	(18,453)	(25,898)	--

Total Investment B Shares	6,433	54,025	2,913

Net change resulting from share transactions	320,773	1,311,114	2,304,483

(1) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to June 30, 2007.

(2) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to June 30, 2007 for Investment B Shares.

^ Represents less than 0.500 shares.

(See notes which are an integral part of the Financial Statements)

Huntington Rotating Markets Fund		Huntington Situs Small Cap Fund		Huntington Fixed Income Securities Fund
Six Months Ended June 30, 2007(2)	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

(unaudited)		(unaudited)		(unaudited)

$ 6,956,300	$ 12,219,672	$ 19,331,158	$ 23,630,553	$ 16,589,810	$ 30,202,057
35,960	652,196	739,459	2,768,672	1,635,738	2,762,217
(2,904,520)	(2,629,141)	(9,375,647)	(21,077,005)	(14,202,292)	(28,361,470)

4,087,740	10,242,727	10,694,970	5,322,220	4,023,256	4,602,804

1,443,178	1,757,893	4,396,557	8,149,102	229,390	417,427
5,250	73,867	186,826	601,331	28,475	56,133
(645,730)	(684,849)	(1,813,495)	(2,265,395)	(316,625)	(465,954)

802,698	1,146,911	2,769,888	6,485,038	(58,760)	7,606

3,440	--	578,665	1,191,977	22,776	221,143
6	--	53,864	199,032	38,143	74,644
--	--	(200,223)	(421,509)	(411,413)	(550,212)

3,446	--	432,306	969,500	(350,494)	(254,425)

$ 4,893,884	$ 11,389,638	$ 13,897,164	$ 12,776,758	$ 3,614,002	$ 4,355,985

503,850	989,557	899,662	1,182,494	801,268	1,477,584
2,497	48,742	33,581	137,211	78,987	134,729
(207,074)	(209,750)	(433,926)	(1,058,913)	(686,435)	(1,384,465)

299,273	828,549	499,317	260,792	193,820	227,848

106,194	142,098	209,498	406,002	11,130	20,328
367	5,562	8,590	30,113	1,375	2,740
(46,209)	(56,194)	(85,514)	(115,267)	(15,336)	(22,826)

60,352	91,466	132,574	320,848	(2,831)	242

245	--	27,828	61,419	1,100	10,865
-- ^	--	2,542	10,193	1,844	3,645
--	--	(9,574)	(21,764)	(19,935)	(26,921)

245	--	20,796	49,848	(16,991)	(12,411)

359,870	920,015	652,687	631,488	173,998	215,679

Statements of Changes in Net Assets

	Huntington Intermediate Government Income Fund		Huntington Michigan Tax-Free Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 2,136,447	$ 4,147,367	$ 275,914	$ 632,786
Net realized gain (loss) on investments	26,052	(342,210)	2,226	(75,302)
Net change in unrealized appreciation/depreciation of investments	(1,259,994)	46,249	(362,035)	667

Change in net assets resulting from operations	902,505	3,851,406	(83,895)	558,151

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(2,106,046)	(4,101,958)	(233,333)	(503,811)
Investment A Shares	(29,489)	(72,146)	(51,229)	(104,849)
Investment B Shares	(6,550)	(14,249)	(4,861)	(10,617)
From net realized gain on investments:
Trust Shares	--	(12,858)	--	--
Investment A Shares	--	(224)	--	--
Investment B Shares	--	(58)	--	--

Change in net assets resulting from distributions to shareholders	(2,142,085)	(4,201,493)	(289,423)	(619,277)

Change in net assets resulting from capital transactions	6,354,656	(678,397)	(1,690,199)	(5,552,285)

Change in net assets	5,115,076	(1,028,484)	(2,063,517)	(5,613,411)
Net Assets:
Beginning of period	110,328,348	111,356,832	22,035,505	27,648,916

End of period	$ 115,443,424	$ 110,328,348	$ 19,971,988	$ 22,035,505

Accumulated net investment income (loss) included in net assets at end of period	$ (14,719)	$ (9,081)	$ --	$ 13,509

(See notes which are an integral part of the Financial Statements)

Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund		Huntington Short/Intermediate Fixed Income Securities Fund
Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

(unaudited)		(unaudited)		(unaudited)

$ 1,639,037	$ 3,165,505	$ 553,584	$ 1,353,583	$ 1,636,036	$ 3,451,466
293,151	540,334	25,091	29,148	(99,699)	(1,381,097)
(1,936,861)	1,426,922	(662,152)	(185,288)	(59,860)	1,947,534

(4,673)	5,132,761	(83,477)	1,197,443	1,476,477	4,017,903

(1,575,175)	(3,086,388)	(521,358)	(1,270,448)	(1,624,837)	(3,421,523)
(30,249)	(57,159)	(19,785)	(54,578)	(11,199)	(29,942)
(9,726)	(19,201)	(12,441)	(28,556)	--	--

--	(546,641)	--	--	--	--
--	(10,469)	--	--	--	--
--	(4,305)	--	--	--	--

(1,615,150)	(3,724,163)	(553,584)	(1,353,582)	(1,636,036)	(3,451,465)

1,886,226	2,469,409	(4,528,932)	(6,819,713)	(6,627,791)	(26,983,461)

266,403	3,878,007	(5,165,993)	(6,975,852)	(6,787,350)	(26,417,023)

88,351,056	84,473,049	43,341,798	50,317,650	96,179,767	122,596,790

$ 88,617,459	$ 88,351,056	$ 38,175,805	$ 43,341,798	$ 89,392,417	$ 96,179,767

$ 100,962	$ 77,075	$ 1	$ 1	$ (1,058)	$ (1,058)

Statements of Changes in Net Assets (continued)

	Huntington Intermediate Government Income Fund		Huntington Michigan Tax-Free Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

	(unaudited)		(unaudited)
Capital Transactions:
Trust Shares
Shares issued	$ 18,308,807	$ 15,806,272	$ 1,335,087	$ 1,187,339
Dividends reinvested	853,021	1,693,135	17,886	23,362
Shares redeemed	(12,875,186)	(16,017,072)	(2,819,149)	(5,950,125)

Total Trust Shares	6,286,642	1,482,335	(1,466,176)	(4,739,424)

Investment A Shares
Shares issued	183,755	51,279	115,318	224,103
Dividends reinvested	26,862	67,183	44,003	88,904
Shares redeemed	(129,908)	(2,215,967)	(354,290)	(977,397)

Total Investment A Shares	80,709	(2,097,505)	(194,969)	(664,390)

Investment B Shares
Shares issued	13,600	96,203	47,305	46,139
Dividends reinvested	6,532	13,533	4,860	10,589
Shares redeemed	(32,827)	(172,963)	(81,219)	(205,199)

Total Investment B Shares	(12,695)	(63,227)	(29,054)	(148,471)

Net change resulting from capital transactions	$ 6,354,656	$ (678,397)	$ (1,690,199)	$ (5,552,285)

Share Transactions:
Trust Shares
Shares issued	1,801,580	1,551,836	126,750	112,696
Dividends reinvested	83,372	166,341	1,705	2,220
Shares redeemed	(1,255,771)	(1,573,376)	(267,645)	(567,109)

Total Trust Shares	629,181	144,801	(139,190)	(452,193)

Investment A Shares
Shares issued	17,910	5,627	10,934	21,147
Dividends reinvested	2,625	6,023	4,194	8,452
Shares redeemed	(12,681)	(216,344)	(33,574)	(93,347)

Total Investment A Shares	7,854	(204,694)	(18,446)	(63,478)

Investment B Shares
Shares issued	1,322	9,421	4,508	4,362
Dividends reinvested	638	1,329	463	1,007
Shares redeemed	(3,202)	(17,108)	(7,749)	(19,440)

Total Investment B Shares	(1,242)	(6,358)	(2,778)	(14,071)

Net change resulting from share transactions	635,793	(66,251)	(160,414)	(530,012)

(See notes which are an integral part of the Financial Statements)

Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund		Huntington Short/Intermediate Fixed Income Securities Fund
Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006

(unaudited)		(unaudited)		(unaudited)

$ 5,407,710	$ 7,886,759	$ 2,441,813	$ 6,378,380	$ 2,529,308	$ 5,750,143
774,438	1,798,132	30,229	69,149	675,131	1,281,382
(4,658,918)	(7,010,023)	(6,816,013)	(11,556,594)	(9,900,961)	(31,176,682)

1,523,230	2,674,868	(4,343,971)	(5,109,065)	(6,696,522)	(24,145,157)

442,772	324,779	27,847	59,400	146,522	99,721
24,680	59,124	16,716	40,062	10,002	22,214
(180,085)	(552,588)	(142,633)	(1,627,346)	(87,793)	(2,960,239)

287,367	(168,685)	(98,070)	(1,527,884)	68,731	(2,838,304)

80,322	73,260	200	52,757	--	--
9,581	23,209	11,336	27,015	--	--
(14,274)	(133,243)	(98,427)	(262,536)	--	--

75,629	(36,774)	(86,891)	(182,764)	--	--

$ 1,886,226	$ 2,469,409	$ (4,528,932)	$ (6,819,713)	$ (6,627,791)	$ (26,983,461)

599,209	886,057	117,537	306,154	131,258	300,371
85,799	201,299	1,457	3,327	35,019	66,869
(516,103)	(785,114)	(329,360)	(555,415)	(513,869)	(1,625,082)

168,905	302,242	(210,366)	(245,934)	(347,592)	(1,257,482)

48,616	36,323	1,340	2,868	7,617	5,200
2,720	6,586	806	1,927	519	1,159
(19,888)	(61,700)	(6,871)	(78,044)	(4,553)	(154,740)

31,448	(18,791)	(4,725)	(73,249)	3,583	(148,381)

8,880	8,188	10	2,561	--	--
1,060	2,595	546	1,421	--	--
(1,591)	(15,002)	(4,749)	(12,814)	--	--

8,349	(4,219)	(4,193)	(8,832)	--	--

208,702	279,232	(219,284)	(323,402)	(344,009)	(1,405,863)

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions

HUNTINGTON FLORIDA TAX-FREE MONEY MARKET FUND
Trust Shares
2002	$1.00	0.01	--	0.01	(0.01)	(0.01)
2003	$1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$1.00	--(1)	--	--(1)	--(1)	--(1)
2005	$1.00	0.01	--	0.01	(0.01)	(0.01)
2006	$1.00	0.02	--(1)	0.02	(0.02)	(0.02)
2007(2)	$1.00	0.01	--	0.01	(0.01)	(0.01)
Investment A Shares
2002	$1.00	--(1)	--	--	--(1)	--(1)
2003	$1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$1.00	--(1)	--	--(1)	--(1)	--(1)
2005	$1.00	0.01	--	0.01	(0.01)	(0.01)
2006	$1.00	0.02	--(1)	0.02	(0.02)	(0.02)
2007(2)	$1.00	0.01	--	0.01	(0.01)	(0.01)
HUNTINGTON MONEY MARKET FUND
Trust Shares
2002	$1.00	0.01	--	0.01	(0.01)	(0.01)
2003	$1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2007(2)	$1.00	0.02	--	0.02	(0.02)	(0.02)
Investment A Shares
2002	$1.00	0.01	--	0.01	(0.01)	(0.01)
2003	$1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$1.00	--(1)	--	--(1)	--(1)	--(1)
2005	$1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2007(2)	$1.00	0.02	--	0.02	(0.02)	(0.02)
Investment B Shares
2002	$1.00	--(1)	--	--	--	--(1)
2003	$1.00	0.01	--	0.01	(0.01)	(0.01)
2004	$1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$1.00	0.03	--(1)	0.03	(0.03)	(0.03)
2007(2)	$1.00	0.02	--	0.02	(0.02)	(0.02)
Inter Fund Shares
2002	$1.00	0.01	--	0.01	(0.01)	(0.01)
2003	$1.00	0.01	--	0.01	(0.01)	(0.01)
2004	$1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$1.00	0.03	--	0.03	(0.03)	(0.03)
2006	$1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2007(2)	$1.00	0.02	--	0.02	(0.02)	(0.02)

(1) Amount is less than $0.005.

(2) Six months ended June 30, 2007 (Unaudited).

(3) Not annualized.

(4) Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)

$1.00	0.61%	0.98%	0.59%	0.98%	0.59%	$20,357
$1.00	0.25%	0.85%	0.25%	0.97%	0.13%	$19,539
$1.00	0.32%	0.90%	0.34%	1.00%	0.24%	$19,247
$1.00	1.46%	0.92%	1.44%	0.96%	1.40%	$22,388
$1.00	2.48%	0.93%	2.46%	0.93%	2.46%	$25,361
$1.00	1.37%(3)	0.91%(4)	2.75%(4)	0.91%(4)	2.75%(4)	$25,643

$1.00	0.37%	1.24%	0.36%	1.24%	0.36%	$5,921
$1.00	0.24%	0.85%	0.24%	1.22%	(0.13)%	$7,584
$1.00	0.25%	0.97%	0.25%	1.25%	(0.03)%	$7,279
$1.00	1.21%	1.17%	1.17%	1.21%	1.13%	$11,916
$1.00	2.23%	1.18%	2.22%	1.18%	2.22%	$14,205
$1.00	1.24%(3)	1.16%(4)	2.49%(4)	1.16%(4)	2.49%(4)	$7,135

$1.00	0.96%	0.81%	0.95%	0.81%	0.95%	$423,189
$1.00	0.33%	0.82%	0.33%	0.83%	0.32%	$366,116
$1.00	0.53%	0.83%	0.53%	0.83%	0.53%	$440,112
$1.00	2.39%	0.81%	2.39%	0.82%	2.38%	$537,134
$1.00	4.20%	0.82%	4.12%	0.82%	4.12%	$500,167
$1.00	2.22%(3)	0.81%(4)	4.44%(4)	0.81%(4)	4.44%(4)	$492,194

$1.00	0.70%	1.06%	0.70%	1.06%	0.70%	$292,379
$1.00	0.24%	0.91%	0.24%	1.08%	0.07%	$244,477
$1.00	0.39%	0.95%	0.38%	1.08%	0.25%	$217,570
$1.00	2.13%	1.06%	2.11%	1.07%	2.10%	$219,767
$1.00	3.94%	1.07%	3.92%	1.07%	3.92%	$406,510
$1.00	2.09%(3)	1.06%(4)	4.18%(4)	1.06%(4)	4.18%(4)	$447,294

$1.00	0.24%	1.47%	0.22%	1.56%	0.13%	$151
$1.00	0.52%	0.63%	0.54%	0.67%	0.50%	$64
$1.00	0.78%	0.58%	0.75%	1.58%	(0.25)%	$54
$1.00	2.38%	0.81%	2.39%	1.56%	1.64%	$58
$1.00	3.43%	1.57%	3.43%	1.57%	3.43%	$133
$1.00	1.84%(3)	1.56%(4)	3.68%(4)	1.56%(4)	3.68%(4)	$73

$1.00	1.21%	0.56%	1.18%	0.56%	1.18%	$26,711
$1.00	0.57%	0.58%	0.56%	0.58%	0.56%	$26,196
$1.00	0.78%	0.58%	0.82%	0.58%	0.82%	$30,004
$1.00	2.64%	0.56%	2.64%	0.57%	2.63%	$35,266
$1.00	4.46%	0.57%	4.36%	0.57%	4.36%	$40,803
$1.00	2.34%(3)	0.56%(4)	4.69%(4)	0.56%(4)	4.69%(4)	$35,457

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

	Net Asset Value beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Trust Shares
2002	$1.00	0.01	--	0.01	(0.01)	(0.01)
2003	$1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$1.00	--(1)	--	--(1)	--(1)	--(1)
2005	$1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$1.00	0.03	--(1)	0.03	(0.03)	(0.03)
2007(2)	$1.00	0.01	--	0.01	(0.01)	(0.01)
Investment A Shares
2002	$1.00	0.01	--	0.01	(0.01)	(0.01)
2003	$1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$1.00	--(1)	--	--(1)	--(1)	--(1)
2005	$1.00	0.01	--	0.01	(0.01)	(0.01)
2006	$1.00	0.02	--(1)	0.02	(0.02)	(0.02)
2007(2)	$1.00	0.01	--	0.01	(0.01)	(0.01)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Trust Shares
2002	$1.00	0.01	--	0.01	(0.01)	(0.01)
2003	$1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2007(2)	$1.00	0.02	--	0.02	(0.02)	(0.02)
Investment A Shares
2002	$1.00	0.01	--	0.01	(0.01)	(0.01)
2003	$1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$1.00	--(1)	--	--(1)	--(1)	--(1)
2005	$1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2007(2)	$1.00	0.02	--	0.02	(0.02)	(0.02)

(1) Amount is less than $0.005.

(2) Six months ended June 30, 2007 (Unaudited).

(3) Not annualized.

(4) Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)

$1.00	0.78%	0.85%	0.78%	0.85%	0.78%	$75,508
$1.00	0.31%	0.83%	0.31%	0.86%	0.28%	$67,509
$1.00	0.40%	0.86%	0.37%	0.86%	0.37%	$71,891
$1.00	1.60%	0.83%	1.60%	0.85%	1.58%	$84,799
$1.00	2.60%	0.85%	2.58%	0.85%	2.58%	$95,205
$1.00	1.40%(3)	0.85%(4)	2.81%(4)	0.85%(4)	2.81%(4)	$87,365

$1.00	0.53%	1.10%	0.54%	1.10%	0.54%	$123,208
$1.00	0.24%	0.90%	0.24%	1.11%	0.03%	$101,383
$1.00	0.29%	0.98%	0.27%	1.11%	0.14%	$105,247
$1.00	1.35%	1.08%	1.33%	1.10%	1.31%	$96,600
$1.00	2.35%	1.10%	2.33%	1.10%	2.33%	$108,666
$1.00	1.28%(3)	1.10%(4)	2.57%(4)	1.10%(4)	2.57%(4)	$106,285

$1.00	1.02%	0.73%	0.99%	0.73%	0.99%	$534,133
$1.00	0.35%	0.73%	0.34%	0.75%	0.32%	$542,771
$1.00	0.51%	0.74%	0.49%	0.74%	0.49%	$402,817
$1.00	2.31%	0.74%	2.32%	0.74%	2.32%	$499,718
$1.00	4.12%	0.74%	4.06%	0.74%	4.06%	$536,387
$1.00	2.17%(3)	0.75%(4)	4.34%(4)	0.75%(4)	4.34%(4)	$594,334

$1.00	0.77%	0.98%	0.74%	0.98%	0.74%	$51,545
$1.00	0.25%	0.84%	0.25%	1.00%	0.09%	$36,443
$1.00	0.38%	0.97%	0.34%	0.99%	0.32%	$51,046
$1.00	2.05%	0.99%	2.09%	0.99%	2.09%	$85,671
$1.00	3.86%	0.99%	3.80%	0.99%	3.80%	$68,073
$1.00	2.04%(3)	1.00%(4)	4.09%(4)	1.00%(4)	4.09%(4)	$89,119

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON DIVIDEND CAPTURE FUND
Trust Shares
2002	$10.11	0.49	(0.49)	--	(0.49)	--	(0.49)
2003	$9.62	0.45	1.49	1.94	(0.45)	--	(0.45)
2004	$11.11	0.48	0.98	1.46	(0.47)	(0.51)	(0.98)
2005	$11.59	0.46	(0.11)	0.35	(0.47)	(0.61)	(1.08)
2006	$10.86	0.39	1.32	1.71	(0.39)	(0.54)	(0.93)
2007(3)	$11.64	0.19	(0.03)	0.16	(0.17)	(0.15)	(0.32)
Investment A Shares
2002	$10.11	0.47	(0.50)	(0.03)	(0.47)	--	(0.47)
2003	$9.61	0.39	1.54	1.93	(0.43)	--	(0.43)
2004	$11.11	0.48	0.94	1.42	(0.43)	(0.51)	(0.94)
2005	$11.59	0.42	(0.10)	0.32	(0.44)	(0.61)	(1.05)
2006	$10.86	0.36	1.32	1.68	(0.36)	(0.54)	(0.90)
2007(3)	$11.63	0.17	(0.01)	0.16	(0.16)	(0.15)	(0.31)
Investment B Shares
2002	$10.10	0.42	(0.49)	(0.07)	(0.42)	--	(0.42)
2003	$9.61	0.37	1.50	1.87	(0.38)	--	(0.38)
2004	$11.10	0.39	0.97	1.36	(0.38)	(0.51)	(0.89)
2005	$11.57	0.37	(0.12)	0.25	(0.38)	(0.61)	(0.99)
2006	$10.83	0.30	1.32	1.62	(0.30)	(0.54)	(0.84)
2007(3)	$11.61	0.15	(0.03)	0.12	(0.13)	(0.15)	(0.28)
HUNTINGTON GROWTH FUND
Trust Shares
2002	$42.11	(0.05)	(9.34)	(9.39)	--	--	--
2003	$32.72	0.03	6.23	6.26	(0.02)	--	(0.02)
2004	$38.96	0.10	2.88	2.98	(0.09)	(0.72)	(0.81)
2005	$41.13	0.04	0.64	0.68	(0.03)	(2.26)	(2.29)
2006	$39.52	0.09	3.10	3.19	(0.08)	(5.39)	(5.47)
2007(3)	$37.24	0.07	2.53	2.60	--(6)	(0.81)	(0.81)
Investment A Shares
2002	$41.87	(0.15)	(9.26)	(9.41)	--	--	--
2003	$32.46	(0.05)	6.17	6.12	--	--	--
2004	$38.58	(0.02)	2.86	2.84	--	(0.72)	(0.72)
2005	$40.70	(0.07)	0.64	0.57	--	(2.26)	(2.26)
2006	$39.01	(0.01)	3.05	3.04	--	(5.39)	(5.39)
2007(3)	$36.66	0.02	2.50	2.52	--	(0.81)	(0.81)
Investment B Shares
2002	$41.44	(0.24)	(9.24)	(9.48)	--	--	--
2003	$31.96	(0.19)	6.02	5.83	--	--	--
2004	$37.79	(0.19)	2.78	2.59	--	(0.72)	(0.72)
2005	$39.66	(0.26)	0.62	0.36	--	(2.26)	(2.26)
2006	$37.76	(0.19)	2.94	2.75	--	(5.39)	(5.39)
2007(3)	$35.12	(0.07)	2.39	2.32	--	(0.81)	(0.81)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2007 (Unaudited).

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$9.62	(0.04)%	1.66%	5.04%	1.66%	5.04%	$24,361	88%
$11.11	20.75%	1.41%	4.54%	1.41%	4.54%	$47,464	108%
$11.59	13.52%	1.36%	4.34%	1.36%	4.34%	$80,182	101%
$10.86	3.10%	1.31%	4.07%	1.32%	4.06%	$92,819	131%
$11.64	16.03%	1.31%	3.44%	1.31%	3.44%	$112,404	98%
$11.48	1.34%(4)	1.32%(5)	3.37%(5)	1.32%(5)	3.37%(5)	$114,058	50%

$9.61	(0.40)%	1.91%	4.74%	1.91%	4.74%	$1,337	88%
$11.11	20.62%	1.65%	4.24%	1.65%	4.24%	$12,408	108%
$11.59	13.20%	1.62%	3.84%	1.62%	3.84%	$7,793	101%
$10.86	2.85%	1.56%	3.82%	1.58%	3.80%	$10,177	131%
$11.63	15.74%	1.56%	3.18%	1.56%	3.18%	$11,502	98%
$11.48	1.22%(4)	1.57%(5)	3.12%(5)	1.57%(5)	3.12%(5)	$12,281	50%

$9.61	(0.78)%	2.41%	4.42%	2.41%	4.42%	$5,001	88%
$11.10	19.90%	2.16%	3.78%	2.16%	3.78%	$12,374	108%
$11.57	12.61%	2.11%	3.53%	2.11%	3.53%	$16,554	101%
$10.83	2.25%	2.06%	3.31%	2.08%	3.29%	$17,728	131%
$11.61	15.21%	2.06%	2.66%	2.06%	2.66%	$18,753	98%
$11.45	0.97%(4)	2.07%(5)	2.60%(5)	2.07%(5)	2.60%(5)	$17,830	50%

$32.72	(22.30)%	1.18%	(0.15)%	1.18%	(0.15)%	$189,356	15%
$38.96	19.15%	1.17%	0.09%	1.17%	0.09%	$241,401	8%
$41.13	7.65%	1.16%	0.23%	1.16%	0.23%	$252,371	12%
$39.52	1.51%	1.14%	0.09%	1.15%	0.08%	$235,916	20%
$37.24	8.36%	1.15%	0.22%	1.15%	0.22%	$223,155	31%
$39.03	6.98%(4)	1.15%(5)	0.37%(5)	1.15%(5)	0.37%(5)	$232,321	52%

$32.46	(22.47)%	1.49%	(0.42)%	1.49%	(0.42)%	$8,728	15%
$38.58	18.85%	1.42%	(0.16)%	1.42%	(0.16)%	$11,754	8%
$40.70	7.36%	1.41%	(0.04)%	1.41%	(0.04)%	$11,317	12%
$39.01	1.26%	1.39%	(0.17)%	1.40%	(0.18)%	$10,598	20%
$36.66	8.11%	1.40%	(0.03)%	1.40%	(0.03)%	$9,209	31%
$38.37	6.84%(4)	1.40%(5)	0.11%(5)	1.40%(5)	0.11%(5)	$9,254	52%

$31.96	(22.88)%	1.93%	(0.88)%	1.93%	(0.88)%	$3,084	15%
$37.79	18.24%	1.92%	(0.65)%	1.92%	(0.65)%	$5,220	8%
$39.66	6.85%	1.91%	(0.51)%	1.91%	(0.51)%	$6,331	12%
$37.76	0.76%	1.89%	(0.66)%	1.90%	(0.67)%	$6,073	20%
$35.12	7.56%	1.90%	(0.53)%	1.90%	(0.53)%	$5,626	31%
$36.63	6.60%(4)	1.90%(5)	(0.38)%(5)	1.90%(5)	(0.38)%(5)	$5,607	52%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON INCOME EQUITY FUND
Trust Shares
2002	$34.33	1.06	(5.31)	(4.25)	(1.06)	(0.09)	(1.15)
2003	$28.93	0.96	4.95	5.91	(0.99)	(1.27)	(2.26)
2004	$32.58	0.59	3.37	3.96	(0.59)	(2.67)	(3.26)
2005	$33.28	0.65	0.36	1.01	(0.65)	(2.38)	(3.03)
2006	$31.26	0.57	2.94	3.51	(0.57)	(3.09)	(3.66)
2007(3)	$31.11	0.24	2.25	2.49	(0.24)	--	(0.24)
Investment A Shares
2002	$34.34	0.99	(5.31)	(4.32)	(0.98)	(0.09)	(1.07)
2003	$28.95	0.89	4.94	5.83	(0.92)	(1.27)	(2.19)
2004	$32.59	0.50	3.38	3.88	(0.51)	(2.67)	(3.18)
2005	$33.29	0.56	0.37	0.93	(0.57)	(2.38)	(2.95)
2006	$31.27	0.49	2.93	3.42	(0.49)	(3.09)	(3.58)
2007(3)	$31.11	0.21	2.25	2.46	(0.21)	--	(0.21)
Investment B Shares
2002	$34.29	0.82	(5.30)	(4.48)	(0.84)	(0.09)	(0.93)
2003	$28.88	0.74	4.93	5.67	(0.79)	(1.27)	(2.06)
2004	$32.49	0.34	3.37	3.71	(0.35)	(2.67)	(3.02)
2005	$33.18	0.40	0.36	0.76	(0.41)	(2.38)	(2.79)
2006	$31.15	0.33	2.93	3.26	(0.34)	(3.09)	(3.43)
2007(3)	$30.98	0.13	2.23	2.36	(0.14)	--	(0.14)
HUNTINGTON INTERNATIONAL EQUITY FUND
Trust Shares
2002	$7.68	(0.01)	(1.01)	(1.02)	--	--	--
2003	$6.66	0.06	2.26	2.32	(0.05)	--	(0.05)
2004	$8.93	0.04	1.75	1.79	(0.05)	--	(0.05)
2005	$10.67	0.06	1.49	1.55	(0.08)	(0.35)	(0.43)
2006	$11.79	0.09	3.10	3.19	(0.08)	(0.97)	(1.05)
2007(3)	$13.93	0.07	1.38	1.45	(0.01)	(0.32)	(0.33)
Investment A Shares
2002	$7.66	(0.04)	(0.99)	(1.03)	--	--	--
2003	$6.63	0.04	2.24	2.28	(0.02)	--	(0.02)
2004	$8.89	--(6)	1.76	1.76	(0.01)	--	(0.01)
2005	$10.64	0.03	1.49	1.52	(0.07)	(0.35)	(0.42)
2006	$11.74	0.03	3.10	3.13	(0.06)	(0.97)	(1.03)
2007(3)	$13.84	0.05	1.37	1.42	--(6)	(0.32)	(0.32)
Investment B Shares
2002	$7.64	(0.04)	(1.02)	(1.06)	--	--	--
2003	$6.58	--(6)	2.22	2.22	(0.01)	--	(0.01)
2004	$8.79	(0.02)	1.70	1.68	--	--	--
2005	$10.47	--(6)	1.44	1.44	(0.01)	(0.35)	(0.36)
2006	$11.55	(0.01)	3.01	3.00	(0.01)	(0.97)	(0.98)
2007(3)	$13.57	0.02	1.35	1.37	--	(0.32)	(0.32)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2007 (Unaudited).

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$28.93	(12.62)%	1.18%	3.32%	1.18%	3.32%	$176,885	29%
$32.58	21.00%	1.17%	3.20%	1.17%	3.20%	$201,272	85%
$33.28	13.16%	1.17%	1.83%	1.17%	1.83%	$205,577	35%
$31.26	3.04%	1.15%	1.98%	1.15%	1.98%	$193,906	33%
$31.11	11.36%	1.15%	1.79%	1.15%	1.79%	$185,816	43%
$33.36	8.04%(4)	1.16%(5)	1.54%(5)	1.16%(5)	1.54%(5)	$191,746	62%

$28.95	(12.81)%	1.43%	3.08%	1.43%	3.08%	$2,007	29%
$32.59	20.69%	1.42%	2.85%	1.42%	2.85%	$3,684	85%
$33.29	12.88%	1.42%	1.59%	1.42%	1.59%	$5,226	35%
$31.27	2.80%	1.40%	1.72%	1.40%	1.72%	$6,197	33%
$31.11	11.05%	1.40%	1.53%	1.40%	1.53%	$6,139	43%
$33.36	7.91%(4)	1.41%(5)	1.29%(5)	1.41%(5)	1.29%(5)	$6,841	62%

$28.88	(13.27)%	1.93%	2.67%	1.93%	2.67%	$3,802	29%
$32.49	20.08%	1.92%	2.38%	1.92%	2.38%	$6,534	85%
$33.18	12.33%	1.82%	1.00%	1.82%	1.00%	$8,257	35%
$31.15	2.28%	1.90%	1.22%	1.90%	1.22%	$8,447	33%
$30.98	10.52%	1.90%	1.04%	1.90%	1.04%	$8,176	43%
$33.20	7.62%(4)	1.91%(5)	0.79%(5)	1.91%(5)	0.79%(5)	$8,383	62%

$6.66	(13.28)%	1.84%	(0.14)%	1.84%	(0.14)%	$48,795	68%
$8.93	34.83%	1.66%	0.87%	1.66%	0.87%	$86,795	48%
$10.67	20.06%	1.60%	0.51%	1.60%	0.51%	$135,845	31%
$11.79	14.48%	1.58%	0.69%	1.58%	0.72%	$190,087	21%
$13.93	27.04%	1.57%	0.73%	1.57%	0.73%	$266,509	26%
$15.05	10.46%(4)	1.57%(5)	1.07%(5)	1.57%(5)	1.07%(5)	$309,793	9%

$6.63	(13.45)%	2.05%	(0.66)%	2.05%	(0.66)%	$101	68%
$8.89	34.43%	1.90%	0.55%	1.90%	0.55%	$505	48%
$10.64	19.84%	1.85%	0.02%	1.85%	0.02%	$808	31%
$11.74	14.22%	1.81%	0.39%	1.81%	0.42%	$2,463	21%
$13.84	26.79%	1.83%	0.40%	1.83%	0.40%	$6,509	26%
$14.94	10.31%(4)	1.81%(5)	0.88%(5)	1.81%(5)	0.88%(5)	$9,580	9%

$6.58	(13.87)%	2.59%	(0.88)%	2.59%	(0.88)%	$179	68%
$8.79	33.77%	2.41%	0.02%	2.41%	0.02%	$405	48%
$10.47	19.11%	2.35%	(0.23)%	2.35%	(0.23)%	$655	31%
$11.55	13.73%	2.33%	(0.04)%	2.33%	(0.04)%	$1,201	21%
$13.57	26.09%	2.33%	(0.06)%	2.33%	(0.06)%	$2,370	26%
$14.62	10.13%(4)	2.31%(5)	0.35%(5)	2.31%(5)	0.35%(5)	$3,128	9%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON MACRO 100 FUND
Trust Shares
2004(3)	$10.00	0.02	1.21	1.23	(0.03)	--	(0.03)
2005	$11.20	(0.03)	0.57	0.54	--	(0.43)	(0.43)
2006	$11.31	--(6)	0.77	0.77	--	(0.24)	(0.24)
2007(8)	$11.84	--(6)	0.70	0.70	--	(0.68)	(0.68)
Investment A Shares
2004(3)	$10.00	0.01	1.19	1.20	(0.02)	--	(0.02)
2005	$11.18	(0.04)	0.55	0.51	--	(0.43)	(0.43)
2006	$11.26	(0.02)	0.76	0.74	--	(0.24)	(0.24)
2007(8)	$11.76	(0.01)	0.68	0.67	--	(0.68)	(0.68)
Investment B Shares
2004(3)	$10.00	(0.01)	1.18	1.17	--	--	--
2005	$11.17	(0.09)	0.55	0.46	--	(0.43)	(0.43)
2006	$11.20	(0.08)	0.75	0.67	--	(0.24)	(0.24)
2007(8)	$11.63	(0.04)	0.68	0.64	--	(0.68)	(0.68)
HUNTINGTON MID CORP AMERICA FUND
Trust Shares
2002	$10.40	(0.03)	(1.34)	(1.37)	--	--	--
2003	$9.03	(0.01)	2.84	2.83	--	--	--
2004	$11.86	(0.03)	2.09	2.06	--	(0.02)	(0.02)
2005	$13.90	0.02	1.56	1.58	(0.01)	--	(0.01)
2006	$15.47	0.02	1.24	1.26	(0.01)	(0.29)	(0.30)
2007(8)	$16.43	--(6)	1.91	1.91	--(6)	(0.14)	(0.14)
Investment A Shares
2002	$10.37	(0.04)	(1.35)	(1.39)	--	--	--
2003	$8.98	(0.02)	2.81	2.79	--	--	--
2004	$11.77	(0.06)	2.06	2.00	--	(0.02)	(0.02)
2005	$13.75	(0.02)	1.54	1.52	--	--	--
2006	$15.27	(0.03)	1.23	1.20	--	(0.29)	(0.29)
2007(8)	$16.18	(0.02)	1.88	1.86	--	(0.14)	(0.14)
Investment B Shares
2002	$10.34	(0.07)	(1.36)	(1.43)	--	--	--
2003	$8.91	(0.07)	2.78	2.71	--	--	--
2004	$11.62	(0.11)	2.02	1.91	--	(0.02)	(0.02)
2005	$13.51	(0.09)	1.51	1.42	--	--	--
2006	$14.93	(0.10)	1.19	1.09	--	(0.29)	(0.29)
2007(8)	$15.73	(0.07)	1.84	1.77	--	(0.14)	(0.14)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Amount is less than $0.005.

(7) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals.

(8) Six months ended June 30, 2007 (Unaudited).

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$11.20	12.29%(4)	1.91%(5)	0.38%(5)	1.91%(5)	0.38%(5)	$18,129	--%
$11.31	4.72%	1.51%	(0.27)%	1.51%	(0.27)%	$25,145	87%
$11.84	6.79%	1.43%	0.04%	1.43%	0.04%	$42,758	222%(7)
$11.86	5.94%(4)	1.39%(5)	0.03%(5)	1.39%(5)	0.03%(5)	$39,449	144%

$11.18	12.03%(4)	2.19%(5)	0.35%(5)	2.19%(5)	0.35%(5)	$841	--%
$11.26	4.46%	1.76%	(0.52)%	1.76%	(0.52)%	$2,152	87%
$11.76	6.55%	1.68%	(0.23)%	1.68%	(0.23)%	$3,189	222%(7)
$11.75	5.72%(4)	1.64%(5)	(0.23)%(5)	1.64%(5)	(0.23)%(5)	$3,082	144%

$11.17	11.70%(4)	2.70%(5)	(0.24)%(5)	2.70%(5)	(0.24)%(5)	$809	--%
$11.20	4.02%	2.26%	(1.02)%	2.26%	(1.02)%	$1,523	87%
$11.63	6.05%	2.18%	(0.73)%	2.18%	(0.73)%	$2,076	222%(7)
$11.59	5.43%(4)	2.14%(5)	(0.73)%(5)	2.14%(5)	(0.73)%(5)	$2,198	144%

$9.03	(13.17)%	1.42%	(0.33)%	1.42%	(0.33)%	$89,248	16%
$11.86	31.34%	1.34%	(0.09)%	1.34%	(0.09)%	$134,668	29%
$13.90	17.40%	1.33%	(0.20)%	1.33%	(0.20)%	$137,759	4%
$15.47	11.36%	1.31%	0.11%	1.32%	0.10%	$147,477	7%
$16.43	8.09%	1.31%	0.07%	1.31%	0.07%	$150,902	6%
$18.20	11.64%(4)	1.32%(5)	(0.04)%(5)	1.32%(5)	(0.04)%(5)	$162,142	5%

$8.98	(13.40)%	1.66%	(0.55)%	1.66%	(0.55)%	$870	16%
$11.77	31.07%	1.60%	(0.33)%	1.60%	(0.33)%	$3,325	29%
$13.75	17.02%	1.58%	(0.45)%	1.58%	(0.45)%	$3,180	4%
$15.27	11.05%	1.56%	(0.14)%	1.57%	(0.15)%	$4,646	7%
$16.18	7.84%	1.56%	(0.17)%	1.56%	(0.17)%	$4,986	6%
$17.90	11.51%(4)	1.57%(5)	(0.28)%(5)	1.57%(5)	(0.28)%(5)	$5,419	5%

$8.91	(13.83)%	2.16%	(1.06)%	2.16%	(1.06)%	$3,082	16%
$11.62	30.42%	2.09%	(0.84)%	2.09%	(0.84)%	$5,439	29%
$13.51	16.46%	2.08%	(0.94)%	2.08%	(0.94)%	$7,269	4%
$14.93	10.51%	2.06%	(0.64)%	2.07%	(0.65)%	$8,252	7%
$15.73	7.28%	2.06%	(0.68)%	2.06%	(0.68)%	$8,386	6%
$17.36	11.26%(4)	2.07%(5)	(0.79)%(5)	2.07%(5)	(0.79)%(5)	$8,765	5%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON NEW ECONOMY FUND
Trust Shares
2002	$10.11	(0.08)	(1.28)	(1.36)	--	--	--
2003	$8.75	(0.07)	3.13	3.06	--	(0.01)	(0.01)
2004	$11.80	(0.10)	2.64	2.54	--	--	--
2005	$14.34	(0.06)	1.82	1.76	--	(0.18)	(0.18)
2006	$15.92	(0.06)	1.50	1.44	--	(1.32)	(1.32)
2007(3)	$16.04	0.03	1.99	2.02	--	(0.06)	(0.06)
Investment A Shares
2002	$10.11	(0.08)	(1.31)	(1.39)	--	--	--
2003	$8.72	(0.07)	3.09	3.02	--	(0.01)	(0.01)
2004	$11.73	(0.18)	2.68	2.50	--	--	--
2005	$14.23	(0.05)	1.74	1.69	--	(0.18)	(0.18)
2006	$15.74	(0.09)	1.49	1.40	--	(1.32)	(1.32)
2007(3)	$15.81	0.01	1.96	1.97	--	(0.06)	(0.06)
Investment B Shares
2002	$10.05	(0.14)	(1.28)	(1.42)	--	--	--
2003	$8.63	(0.13)	3.07	2.94	--	(0.01)	(0.01)
2004	$11.56	(0.19)	2.57	2.38	--	--	--
2005	$13.94	(0.15)	1.74	1.59	--	(0.18)	(0.18)
2006	$15.35	(0.16)	1.43	1.27	--	(1.32)	(1.32)
2007(3)	$15.30	(0.03)	1.89	1.86	--	(0.06)	(0.06)
HUNTINGTON REAL STRATEGIES FUND
Trust Shares
2007(6)	$10.00	0.02	0.20	0.22	--	--	--
Investment A Shares
2007(6)	$10.00	0.01	0.20	0.21	--	--	--
Investment B Shares
2007(6)	$10.00	--(8)	0.20	0.20	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2007 (Unaudited).

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to June 30, 2007 (Unaudited).

(7) Does not include the effect of expenses of underlying funds.

(8) Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$8.75	(13.45)%	1.90%	(1.13)%	1.94%	(1.17)%	$22,478	39%
$11.80	34.93%	1.56%	(0.79)%	1.56%	(0.79)%	$39,364	83%
$14.34	21.53%	1.52%	(0.88)%	1.52%	(0.88)%	$59,263	28%
$15.92	12.27%	1.46%	(0.42)%	1.46%	(0.42)%	$79,794	61%
$16.04	9.18%	1.43%	(0.39)%	1.43%	(0.39)%	$97,791	50%
$18.00	12.50%(4)	1.43%(5)	0.29%(5)	1.43%(5)	0.29%(5)	$114,871	60%

$8.72	(13.75)%	2.13%	(1.34)%	2.17%	(1.38)%	$339	39%
$11.73	34.59%	1.80%	(1.03)%	1.80%	(1.03)%	$1,154	83%
$14.23	21.31%	1.77%	(1.15)%	1.77%	(1.15)%	$1,292	28%
$15.74	11.87%	1.71%	(0.64)%	1.71%	(0.64)%	$5,804	61%
$15.81	8.96%	1.68%	(0.64)%	1.68%	(0.64)%	$8,607	50%
$17.72	12.37%(4)	1.68%(5)	0.04%(5)	1.68%(5)	0.04%(5)	$10,099	60%

$8.63	(14.13)%	2.65%	(1.88)%	2.69%	(1.92)%	$908	39%
$11.56	34.02%	2.30%	(1.53)%	2.30%	(1.53)%	$1,642	83%
$13.94	20.59%	2.27%	(1.63)%	2.27%	(1.63)%	$2,369	28%
$15.35	11.40%	2.21%	(1.17)%	2.21%	(1.17)%	$3,410	61%
$15.30	8.34%	2.18%	(1.14)%	2.18%	(1.14)%	$4,226	50%
$17.10	12.13%(4)	2.18%(5)	(0.46)%(5)	2.18%(5)	(0.46)%(5)	$4,832	60%

$10.22	2.20%(4)(7)	1.91%(5)(7)	1.26%(5)(7)	1.91%(5)(7)	1.26%(5)(7)	$23,130	13%

$10.21	2.10%(4)(7)	2.16%(5)(7)	0.81%(5)(7)	2.16%(5)(7)	0.81%(5)(7)	$384	13%

$10.20	2.00%(4)(7)	2.69%(5)(7)	0.26%(5)(7)	2.69%(5)(7)	0.26%(5)(7)	$30	13%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON ROTATING MARKETS FUND
Trust Shares
2002	$8.99	(0.04)	(1.39)	(1.43)	--	--	--
2003	$7.56	0.04	1.85	1.89	(0.04)	--	(0.04)
2004	$9.41	0.05	1.07	1.12	(0.05)	--	(0.05)
2005	$10.48	0.06	0.93	0.99	(0.06)	--	(0.06)
2006	$11.41	0.12	2.10	2.22	(0.12)	(0.20)	(0.32)
2007(4)	$13.31	(0.01)	1.22	1.21	--(5)	(0.02)	(0.02)
Investment A Shares
2002	$8.97	(0.05)	(1.39)	(1.44)	--	--	--
2003	$7.53	0.02	1.83	1.85	(0.02)	--	(0.02)
2004	$9.36	0.03	1.06	1.09	(0.03)	--	(0.03)
2005	$10.42	0.03	0.93	0.96	(0.03)	--	(0.03)
2006	$11.35	0.10	2.08	2.18	(0.10)	(0.20)	(0.30)
2007(4)	$13.23	(0.03)	1.21	1.18	--	(0.02)	(0.02)
Investment B Shares
2007(8)	$14.04	(0.01)	0.37	0.36	(0.01)	(0.02)	(0.03)
HUNTINGTON SITUS SMALL CAP FUND
Trust Shares
2002(9)	$10.00	--(5)	0.22	0.22	--	--	--
2003	$10.22	(0.05)	3.65	3.60	--	(0.01)	(0.01)
2004	$13.81	(0.06)	3.68	3.62	--	(0.34)	(0.34)
2005	$17.09	(0.07)	2.83	2.76	--	(0.61)	(0.61)
2006	$19.24	(0.07)	2.12	2.05	--	(1.15)	(1.15)
2007(4)	$20.14	0.06 (10)	2.55	2.61	--	(0.27)	(0.27)
Investment A Shares
2002(9)	$10.00	--(5)	0.21	0.21	--	--	--
2003	$10.21	(0.04)	3.61	3.57	--	(0.01)	(0.01)
2004	$13.77	(0.08)	3.65	3.57	--	(0.34)	(0.34)
2005	$17.00	(0.07)	2.76	2.69	--	(0.61)	(0.61)
2006	$19.08	(0.09)	2.08	1.99	--	(1.15)	(1.15)
2007(4)	$19.92	0.03 (10)	2.52	2.55	--	(0.27)	(0.27)
Investment B Shares
2002(9)	$10.00	--	0.20	0.20	--	--	--
2003	$10.20	(0.08)	3.57	3.49	--	(0.01)	(0.01)
2004	$13.68	(0.13)	3.59	3.46	--	(0.34)	(0.34)
2005	$16.80	(0.18)	2.74	2.56	--	(0.61)	(0.61)
2006	$18.75	(0.19)	2.04	1.85	--	(1.15)	(1.15)
2007(4)	$19.45	(0.02)(10)	2.46	2.44	--	(0.27)	(0.27)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Does not include the effect of expenses of underlying funds.

(4) Six months ended June 30, 2007 (Unaudited).

(5) Amount is less than $0.005.

(6) Not annualized.

(7) Computed on an annualized basis.

(8) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to June 30, 2007 for Investment B Shares (Unaudited).

(9) Reflects operations for the period from September 20, 2002 (date of initial public investment) to December 31, 2002.

(10) Per share net investment income (loss) has been calculated using the average shares method.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$7.56	(15.91)%(3)	1.52%(3)	(0.54)%(3)	1.52%(3)	(0.54)%(3)	$14,740	102%
$9.41	25.00%(3)	1.28%(3)	0.52%(3)	1.28%(3)	0.52%(3)	$19,937	206%
$10.48	11.89%(3)	1.22%(3)	0.53%(3)	1.22%(3)	0.53%(3)	$23,613	86%
$11.41	9.44%(3)	1.17%(3)	0.58%(3)	1.17%(3)	0.58%(3)	$29,249	48%
$13.31	19.56%(3)	1.15%(3)	1.13%(3)	1.15%(3)	1.13%(3)	$45,161	35%
$14.50	8.98%(3)(6)	1.11%(3)(7)	(0.14)%(3)(7)	1.11%(3)(7)	(0.14)%(3)(7)	$53,524	38%

$7.53	(16.05)%	1.78%	(0.82)%	1.78%	(0.82)%	$648	102%
$9.36	24.62%(3)	1.54%(3)	0.32%(3)	1.54%(3)	0.32%(3)	$1,258	206%
$10.42	11.61%(3)	1.47%(3)	0.31%(3)	1.47%(3)	0.31%(3)	$1,629	86%
$11.35	9.24%(3)	1.42%(3)	0.30%(3)	1.42%(3)	0.30%(3)	$1,911	48%
$13.23	19.19%(3)	1.40%(3)	0.95%(3)	1.40%(3)	0.95%(3)	$3,438	35%
$14.39	8.98%(3)(6)	1.36%(3)(7)	(0.38)%(3)(7)	1.36%(3)(7)	(0.38)%(3)(7)	$4,608	38%

$14.37	6.10%(3)(6)	1.77%(3)(7)	(0.55)%(3)(7)	1.77%(3)(7)	(0.55)%(3)(7)	$4	38%

$10.22	2.20%(6)	2.29%(7)	(1.30)%(7)	2.29%(7)	(1.30)%(7)	$13,249	9%
$13.81	35.18%	1.68%	(0.49)%	1.68%	(0.49)%	$30,067	19%
$17.09	26.23%	1.43%	(0.45)%	1.43%	(0.45)%	$57,942	16%
$19.24	16.20%	1.36%	(0.41)%	1.36%	(0.41)%	$80,212	14%
$20.14	10.73%	1.38%	(0.34)%	1.38%	(0.34)%	$89,230	19%
$22.48	13.01%(6)	1.36%(7)	0.56%(7)	1.36%(7)	0.56%(7)	$110,817	14%

$10.21	2.10%	2.25%	(1.41)%	2.25%	(1.41)%	$10	9%
$13.77	34.92%	1.87%	(0.75)%	1.87%	(0.75)%	$499	19%
$17.00	25.94%	1.68%	(0.69)%	1.68%	(0.69)%	$1,302	16%
$19.08	15.87%	1.61%	(0.66)%	1.61%	(0.66)%	$5,073	14%
$19.92	10.50%	1.64%	(0.59)%	1.64%	(0.59)%	$11,685	19%
$22.20	12.85%(6)	1.61%(7)	0.32%(7)	1.61%(7)	0.32%(7)	$15,967	14%

$10.20	2.00%	3.00%	(2.05)%	3.00%	(2.05)%	$88	9%
$13.68	34.17%	2.40%	(1.25)%	2.40%	(1.25)%	$555	19%
$16.80	25.31%	2.18%	(1.18)%	2.18%	(1.18)%	$1,627	16%
$18.75	15.28%	2.11%	(1.16)%	2.11%	(1.16)%	$2,633	14%
$19.45	9.93%	2.13%	(1.10)%	2.13%	(1.10)%	$3,700	19%
$21.62	12.54%(6)	2.11%(7)	(0.19)%(7)	2.11%(7)	(0.19)%(7)	$4,562	14%

Financial Highlights

Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON FIXED INCOME SECURITIES FUND
Trust Shares
2002	$20.77	0.98	0.52	1.50	(1.00)	--	(1.00)
2003	$21.27	0.82	0.16	0.98	(0.83)	--	(0.83)
2004	$21.42	0.73	(0.09)	0.64	(0.74)	(0.09)	(0.83)
2005	$21.23	0.76	(0.37)	0.39	(0.76)	(0.07)	(0.83)
2006	$20.79	0.79	(0.04)	0.75	(0.78)	--	(0.78)
2007(3)	$20.76	0.43	(0.31)	0.12	(0.43)	--(4)	(0.43)
Investment A Shares
2002	$20.77	0.94	0.50	1.44	(0.95)	--	(0.95)
2003	$21.26	0.76	0.17	0.93	(0.77)	--	(0.77)
2004	$21.42	0.68	(0.09)	0.59	(0.69)	(0.09)	(0.78)
2005	$21.23	0.71	(0.38)	0.33	(0.71)	(0.07)	(0.78)
2006	$20.78	0.74	(0.03)	0.71	(0.73)	--	(0.73)
2007(3)	$20.76	0.40	(0.31)	0.09	(0.40)	--(4)	(0.40)
Investment B Shares
2002	$20.75	0.83	0.50	1.33	(0.85)	--	(0.85)
2003	$21.23	0.65	0.17	0.82	(0.66)	--	(0.66)
2004	$21.39	0.58	(0.09)	0.49	(0.59)	(0.09)	(0.68)
2005	$21.20	0.60	(0.38)	0.22	(0.60)	(0.07)	(0.67)
2006	$20.75	0.64	(0.03)	0.61	(0.63)	--	(0.63)
2007(3)	$20.73	0.35	(0.30)	0.05	(0.35)	--(4)	(0.35)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Trust Shares
2002	$10.43	0.46	0.50	0.96	(0.47)	--	(0.47)
2003	$10.92	0.37	(0.23)	0.14	(0.39)	(0.02)	(0.41)
2004	$10.65	0.36	(0.08)	0.28	(0.37)	(0.04)	(0.41)
2005	$10.52	0.37	(0.23)	0.14	(0.38)	--	(0.38)
2006	$10.28	0.39	(0.04)	0.35	(0.39)	--(4)	(0.39)
2007(3)	$10.24	0.20	(0.12)	0.08	(0.20)	--	(0.20)
Investment A Shares
2002	$10.43	0.44	0.50	0.94	(0.45)	--	(0.45)
2003	$10.92	0.35	(0.23)	0.12	(0.37)	(0.02)	(0.39)
2004	$10.65	0.33	(0.07)	0.26	(0.35)	(0.04)	(0.39)
2005	$10.52	0.34	(0.23)	0.11	(0.35)	--	(0.35)
2006	$10.28	0.35	(0.03)	0.32	(0.36)	--(4)	(0.36)
2007(3)	$10.24	0.19	(0.12)	0.07	(0.19)	--	(0.19)
Investment B Shares
2003(7)	$10.99	0.17	(0.30)	(0.13)	(0.18)	(0.02)	(0.20)
2004	$10.66	0.28	(0.09)	0.19	(0.29)	(0.04)	(0.33)
2005	$10.52	0.29	(0.23)	0.06	(0.30)	--	(0.30)
2006	$10.28	0.30	(0.02)	0.28	(0.31)	--(4)	(0.31)
2007(3)	$10.25	0.16	(0.12)	0.04	(0.16)	--	(0.16)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2007 (Unaudited).

(4) Amount is less than $0.005.

(5) Not annualized.

(6) Computed on an annualized basis.

(7) Reflects operations for the period from May 12, 2003 (date of initial public investment) to December 31, 2003.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$21.27	7.45%	1.08%	4.74%	1.08%	4.74%	$146,976	54%
$21.42	4.65%	1.08%	3.78%	1.08%	3.78%	$166,215	73%
$21.23	3.07%	1.08%	3.46%	1.08%	3.46%	$162,998	53%
$20.79	1.86%	1.07%	3.55%	1.07%	3.61%	$168,764	59%
$20.76	3.74%	1.06%	3.87%	1.06%	3.87%	$173,305	55%
$20.45	0.58%(5)	1.07%(6)	4.17%(6)	1.07%(6)	4.17%(6)	$174,664	28%

$21.26	7.14%	1.33%	4.47%	1.33%	4.47%	$1,512	54%
$21.42	4.43%	1.33%	3.47%	1.33%	3.47%	$2,532	73%
$21.23	2.81%	1.33%	3.22%	1.33%	3.22%	$2,314	53%
$20.78	1.56%	1.32%	3.36%	1.32%	3.36%	$1,699	59%
$20.76	3.53%	1.31%	3.62%	1.31%	3.62%	$1,702	55%
$20.45	0.46%(5)	1.32%(6)	3.92%(6)	1.32%(6)	3.92%(6)	$1,619	28%

$21.23	6.59%	1.82%	3.88%	1.82%	3.88%	$1,852	54%
$21.39	3.92%	1.83%	2.99%	1.83%	2.99%	$3,212	73%
$21.20	2.31%	1.83%	2.72%	1.83%	2.72%	$3,040	53%
$20.75	1.06%	1.82%	2.80%	1.82%	2.80%	$3,068	59%
$20.73	3.02%	1.82%	3.12%	1.82%	3.12%	$2,807	55%
$20.43	0.26%(5)	1.82%(6)	3.43%(6)	1.82%(6)	3.43%(6)	$2,419	28%

$10.92	9.46%	1.10%	4.38%	1.10%	4.38%	$81,232	60%
$10.65	1.34%	1.10%	3.45%	1.10%	3.45%	$81,671	78%
$10.52	2.67%	1.11%	3.37%	1.11%	3.37%	$90,288	43%
$10.28	1.33%	1.09%	3.55%	1.10%	3.54%	$107,166	34%
$10.24	3.51%	1.08%	3.80%	1.08%	3.80%	$108,312	32%
$10.12	0.78%(5)	1.10%(6)	3.94%(6)	1.10%(6)	3.94%(6)	$113,384	17%

$10.92	9.17%	1.35%	3.89%	1.35%	3.89%	$6,766	60%
$10.65	1.09%	1.35%	3.18%	1.35%	3.18%	$7,486	78%
$10.52	2.42%	1.36%	3.16%	1.36%	3.16%	$4,182	43%
$10.28	1.08%	1.34%	3.30%	1.35%	3.29%	$3,707	34%
$10.24	3.25%	1.34%	3.55%	1.34%	3.55%	$1,599	32%
$10.12	0.65%(5)	1.35%(6)	3.68%(6)	1.35%(6)	3.68%(6)	$1,659	17%

$10.66	(1.13)%(5)	1.86%(6)	2.41%(6)	1.86%(6)	2.41%(6)	$492	78%
$10.52	1.81%	1.86%	2.62%	1.86%	2.62%	$470	43%
$10.28	0.57%	1.84%	2.79%	1.85%	2.78%	$484	34%
$10.25	2.84%	1.83%	3.05%	1.83%	3.05%	$417	32%
$10.13	0.41%(5)	1.85%(6)	3.19%(6)	1.85%(6)	3.19%(6)	$400	17%

Financial Highlights

Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON MICHIGAN TAX-FREE FUND
Trust Shares
2002	$10.46	0.34	0.50	0.84	(0.35)	(0.03)	(0.38)
2003	$10.92	0.28	0.10	0.38	(0.29)	(0.05)	(0.34)
2004	$10.96	0.27	(0.17)	0.10	(0.27)	(0.03)	(0.03)
2005	$10.76	0.24	(0.15)	0.09	(0.24)	(0.04)	(0.28)
2006	$10.57	0.28	(0.02)	0.26	(0.27)	--	(0.27)
2007(3)	$10.56	0.14	(0.18)	(0.04)	(0.15)	--	(0.15)
Investment A Shares
2002	$10.46	0.32	0.50	0.82	(0.32)	(0.03)	(0.35)
2003	$10.93	0.26	0.09	0.35	(0.27)	(0.05)	(0.32)
2004	$10.96	0.24	(0.17)	0.07	(0.24)	(0.03)	(0.27)
2005	$10.76	0.22	(0.15)	0.07	(0.22)	(0.04)	(0.26)
2006	$10.57	0.26	(0.02)	0.24	(0.25)	--	(0.25)
2007(3)	$10.56	0.12	(0.18)	(0.06)	(0.13)	--	(0.13)
Investment B Shares
2003(3)	$11.11	0.12	(0.11)	0.01	(0.12)	(0.05)	(0.17)
2004	$10.95	0.19	(0.17)	0.02	(0.19)	(0.03)	(0.22)
2005	$10.75	0.16	(0.14)	0.02	(0.16)	(0.04)	(0.20)
2006	$10.57	0.20	(0.02)	0.18	(0.19)	--	(0.19)
2007(3)	$10.56	0.10	(0.18)	(0.08)	(0.11)	--	(0.11)
HUNTINGTON MORTGAGE SECURITIES FUND
Trust Shares
2002	$8.32	0.38	0.24	0.62	(0.39)	--	(0.39)
2003	$8.55	0.24	0.35	0.59	(0.32)	--	(0.32)
2004	$8.82	0.29	0.22	0.51	(0.31)	--	(0.31)
2005	$9.02	0.29	(0.12)	0.17	(0.31)	(0.01)	(0.32)
2006	$8.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
2007(3)	$9.01	0.16	(0.16)	--	(0.16)	--	(0.16)
Investment A Shares
2002	$8.35	0.36	0.24	0.60	(0.37)	--	(0.37)
2003	$8.58	0.17	0.39	0.56	(0.28)	--	(0.28)
2004	$8.86	0.28	0.21	0.49	(0.28)	--	(0.28)
2005	$9.07	0.26	(0.11)	0.15	(0.29)	(0.01)	(0.30)
2006	$8.92	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
2007(3)	$9.06	0.15	(0.16)	(0.01)	(0.15)	--	(0.15)
Investment B Shares
2003(7)	$8.70	0.13	0.17	0.30	(0.17)	--	(0.17)
2004	$8.83	0.23	0.21	0.44	(0.25)	--	(0.25)
2005	$9.02	0.22	(0.12)	0.10	(0.24)	(0.01)	(0.25)
2006	$8.87	0.27	0.20	0.47	(0.26)	(0.06)	(0.32)
2007(3)	$9.02	0.12	(0.15)	(0.03)	(0.12)	--	(0.12)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2007 (Unaudited).

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 19, 2003 (date of initial public investment) to December 31, 2003.

(7) Reflects operations for the period from May 13, 2003 (date of initial public investment) to December 31, 2003.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net\ Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$10.92	8.15%	1.33%	3.24%	1.33%	3.24%	$18,268	27%
$10.96	3.57%	1.27%	2.66%	1.27%	2.66%	$23,854	17%
$10.76	0.94%	1.29%	2.44%	1.29%	2.44%	$24,589	17%
$10.57	0.88%	1.24%	2.27%	1.26%	2.25%	$22,195	49%
$10.56	2.52%	1.29%	2.63%	1.29%	2.63%	$17,407	22%
$10.37	(0.43)%(4)	1.33%(5)	2.66%(5)	1.33%(5)	2.66%(5)	$15,647	12%

$10.93	7.98%	1.58%	2.99%	1.58%	2.99%	$5,209	27%
$10.96	3.21%	1.52%	2.40%	1.52%	2.40%	$6,241	17%
$10.76	0.69%	1.54%	2.19%	1.54%	2.19%	$6,108	17%
$10.57	0.63%	1.49%	2.03%	1.51%	2.01%	$4,838	49%
$10.56	2.27%	1.54%	2.38%	1.54%	2.38%	$4,162	22%
$10.37	(0.55)%(4)	1.58%(5)	2.41%(5)	1.58%(5)	2.41%(5)	$3,895	12%

$10.95	0.09%(4)	2.03%(5)	1.68%(5)	2.03%(5)	1.68%(5)	$580	17%
$10.75	0.18%	2.04%	1.69%	2.04%	1.69%	$789	17%
$10.57	0.22%	1.99%	1.53%	2.01%	1.51%	$615	49%
$10.56	1.76%	2.05%	1.89%	2.05%	1.89%	$466	22%
$10.37	(0.80)%(4)	2.09%(5)	1.91%(5)	2.09%(5)	1.91%(5)	$429	12%

$8.55	7.61%	1.19%	4.46%	1.19%	4.46%	$46,313	63%
$8.82	7.02%	1.14%	2.82%	1.14%	2.82%	$43,928	71%
$9.02	5.86%	1.16%	3.45%	1.16%	3.45%	$64,853	38%
$8.87	1.96%	1.12%	3.34%	1.12%	2.27%	$81,950	29%
$9.01	6.06%	1.10%	3.68%	1.10%	3.68%	$85,995	29%
$8.85	0.02%(4)	1.11%(5)	3.70%(5)	1.11%(5)	3.70%(5)	$85,949	12%

$8.58	7.30%	1.44%	4.07%	1.44%	4.07%	$2,859	63%
$8.86	6.71%	1.37%	2.74%	1.37%	2.74%	$1,214	71%
$9.07	5.66%	1.40%	3.18%	1.40%	3.18%	$1,257	38%
$8.92	1.68%	1.36%	2.03%	1.36%	2.03%	$1,823	29%
$9.06	5.74%	1.35%	3.41%	1.35%	3.41%	$1,683	29%
$8.90	(0.12)%(4)	1.35%(5)	3.40%(5)	1.35%(5)	3.40%(5)	$1,933	12%

$8.83	3.47%(4)	1.93%(5)	1.14%(5)	1.93%(5)	1.14%(5)	$280	71%
$9.02	5.00%	1.90%	2.68%	1.90%	2.68%	$482	38%
$8.87	1.16%	1.86%	2.57%	1.86%	2.57%	$700	29%
$9.02	5.33%	1.85%	2.93%	1.85%	2.93%	$673	29%
$8.87	(0.31)%(4)	1.86%(5)	2.94%(5)	1.86%(5)	2.94%(5)	$736	12%

Financial Highlights

Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON OHIO TAX-FREE FUND
Trust Shares
2002	$20.95	0.73	0.96	1.69	(0.73)	(0.04)	(0.77)
2003	$21.87	0.60	0.14	0.74	(0.60)	(0.11)	(0.71)
2004	$21.90	0.57	(0.24)	0.33	(0.57)	(0.16)	(0.73)
2005	$21.50	0.54	(0.37)	0.17	(0.54)	(0.22)	(0.76)
2006	$20.91	0.58	(0.05)	0.53	(0.58)	--	(0.58)
2007(3)	$20.86	0.28	(0.32)	(0.04)	(0.28)	--	(0.28)
Investment A Shares
2002	$20.94	0.68	0.96	1.64	(0.68)	(0.04)	(0.72)
2003	$21.86	0.54	0.13	0.67	(0.54)	(0.11)	(0.65)
2004	$21.88	0.52	(0.23)	0.29	(0.52)	(0.16)	(0.68)
2005	$21.49	0.49	(0.37)	0.12	(0.49)	(0.22)	(0.71)
2006	$20.90	0.53	(0.06)	0.47	(0.53)	--	(0.53)
2007(3)	$20.84	0.25	(0.31)	(0.06)	(0.25)	--	(0.25)
Investment B Shares
2003(6)	$21.97	0.27	0.02	0.29	(0.27)	(0.11)	(0.38)
2004	$21.88	0.41	(0.23)	0.18	(0.41)	(0.16)	(0.57)
2005	$21.49	0.39	(0.37)	0.02	(0.39)	(0.22)	(0.61)
2006	$20.90	0.43	(0.05)	0.38	(0.43)	--	(0.43)
2007(3)	$20.85	0.19	(0.31)	(0.12)	(0.20)	--	(0.20)
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Trust Shares
2002	$19.77	0.87	0.11	0.98	(0.88)	--	(0.88)
2003	$19.87	0.62	0.01	0.63	(0.62)	--	(0.62)
2004	$19.88	0.50	(0.32)	0.18	(0.50)	--	(0.50)
2005	$19.56	0.51	(0.41)	0.10	(0.51)	--	(0.51)
2006	$19.15	0.60	0.10	0.70	(0.60)	--	(0.60)
2007(3)	$19.25	0.34	(0.03)	0.31	(0.34)	--	(0.34)
Investment A Shares
2003(7)	$20.08	0.32	(0.19)	0.13	(0.32)	--	(0.32)
2004	$19.89	0.45	(0.33)	0.12	(0.45)	--	(0.45)
2005	$19.56	0.46	(0.40)	0.06	(0.46)	--	(0.46)
2006	$19.16	0.55	0.10	0.65	(0.55)	--	(0.55)
2007(3)	$19.26	0.31	(0.04)	0.27	(0.31)	--	(0.31)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2007 (Unaudited).

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 2, 2003 (date of initial public investment) to December 31, 2003.

(7) Reflects operations for the period from May 9, 2003 (date of initial public investment) to December 31, 2003.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$21.87	8.20%	1.17%	3.39%	1.17%	3.39%	$52,160	28%
$21.90	3.42%	1.16%	2.72%	1.16%	2.72%	$55,450	20%
$21.50	1.52%	1.17%	2.63%	1.17%	2.63%	$52,565	13%
$20.91	0.85%	1.16%	2.56%	1.17%	2.55%	$45,571	45%
$20.86	2.59%	1.17%	2.80%	1.17%	2.80%	$40,319	17%
$20.54	(0.22)%(4)	1.20%(5)	2.68%(5)	1.20%(5)	2.68%(5)	$35,382	12%

$21.86	7.94%	1.43%	3.11%	1.43%	3.11%	$3,292	28%
$21.88	3.11%	1.41%	2.45%	1.41%	2.45%	$5,913	20%
$21.49	1.32%	1.42%	2.39%	1.42%	2.39%	$4,657	13%
$20.90	0.59%	1.41%	2.32%	1.42%	2.31%	$3,222	45%
$20.84	2.29%	1.43%	2.58%	1.43%	2.58%	$1,686	17%
$20.53	(0.29)%(4)	1.45%(5)	2.43%(5)	1.45%(5)	2.43%(5)	$1,564	12%

$21.88	1.32%(4)	1.93%(5)	1.86%(5)	1.93%(5)	1.86%(5)	$1,685	20%
$21.49	0.81%	1.92%	1.88%	1.92%	1.88%	$1,729	13%
$20.90	0.10%	1.91%	1.82%	1.92%	1.81%	$1,525	45%
$20.85	1.78%	1.93%	2.06%	1.93%	2.06%	$1,337	17%
$20.53	(0.54)%(4)	1.95%(5)	1.93%(5)	1.95%(5)	1.93%(5)	$1,230	12%

$19.87	5.08%	1.07%	4.41%	1.07%	4.41%	$121,093	58%
$19.88	3.18%	1.07%	3.05%	1.07%	3.05%	$155,883	51%
$19.56	0.91%	1.07%	2.53%	1.07%	2.53%	$150,175	54%
$19.15	0.54%	1.06%	2.65%	1.06%	2.65%	$119,090	31%
$19.25	3.70%	1.07%	3.11%	1.07%	3.11%	$95,512	36%
$19.22	1.61%(4)	1.08%(5)	3.54%(5)	1.08%(5)	3.54%(5)	$88,657	13%

$19.89	0.65%(4)	1.31%(5)	2.47%(5)	1.31%(5)	2.47%(5)	$8,061	51%
$19.56	0.60%	1.32%	2.29%	1.32%	2.29%	$4,538	54%
$19.16	0.34%	1.31%	2.41%	1.31%	2.41%	$3,506	31%
$19.26	3.44%	1.33%	2.80%	1.33%	2.80%	$668	36%
$19.22	1.43%(4)	1.33%(5)	3.29%(5)	1.33%(5)	3.29%(5)	$735	13%

Combined Notes to Financial Statements

June 30, 2007 (unaudited)

(1) Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust operates 30 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (each individually referred to as “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered

Huntington Florida Tax-Free Money Fund (“Florida Tax-Free Money”)	Trust & A
Huntington Money Market Fund (“Money Market”)	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture”)	Trust, A & B
Huntington Growth Fund (“Growth”)	Trust, A & B
Huntington Income Equity Fund (“Income Equity”)	Trust, A & B
Huntington International Equity Fund (“International Equity”)	Trust, A & B
Huntington Macro 100 Fund (“Macro 100”)	Trust, A & B
Huntington Mid Corp America Fund (“Mid Corp America”)	Trust, A & B
Huntington New Economy Fund (“New Economy”)	Trust, A & B
Huntington Real Strategies Fund (“Real Strategies”)	Trust, A & B
Huntington Rotating Markets Fund (“Rotating Markets”)	Trust, A & B
Huntington Situs Small Cap Fund (“Situs Small Cap”)	Trust, A & B
Huntington Fixed Income Securities Fund (“Fixed Income”)	Trust, A & B
Huntington Intermediate Government Income Fund (“Intermediate Government Income”)	Trust, A & B
Huntington Michigan Tax-Free Fund (“Michigan Tax-Free”)	Trust, A & B
Huntington Mortgage Securities Fund (“Mortgage Securities”)	Trust, A & B
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free”)	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income”)	Trust & A

Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A. Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m.), Eastern Time, on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”) determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Situs Small Cap invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ advisor, Huntington Asset Advisors, Inc. (“Advisor”) to be creditworthy pursuant to the policies and procedures adopted by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Funds except as follows: Dividend Capture, Income Equity and Mortgage Securities declare and pay dividends monthly; International Equity, Macro 100, Mid Corp America, New Economy, Real Strategies, Rotating Markets and Situs Small Cap declare and pay dividends, if any, annually; and Growth and Real Strategies declares and pay dividends, if any, quarterly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

D. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to International Equity, Real Strategies, and Situs Small Cap have been provided for in accordance with each Fund’s applicable country’s tax rules and rates.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*

Florida Tax-Free Money	$33,190,570	$--	$--	$--
Money Market	978,273,368	--	--	--
Ohio Municipal Money Market	191,975,806	--	--	--
U.S. Treasury Money Market	686,054,950	--	--	--
Dividend Capture	157,077,960	8,348,248	(4,535,908)	3,812,340
Growth	189,498,635	73,625,466	(1,260,314)	72,365,152
Income Equity	195,831,487	43,091,715	(2,196,152)	40,895,563
International Equity	212,107,539	102,986,970	(921,398)	102,065,572
Macro 100	43,199,557	2,284,117	(767,276)	1,516,841
Mid Corp America	122,811,139	79,785,681	(803,675)	78,982,006
New Economy	122,748,101	28,701,057	(1,715,810)	26,985,247
Real Strategies	23,203,201	675,937	(258,622)	417,315
Rotating Markets	43,902,520	14,284,481	(101,106)	14,183,375
Situs Small Cap	116,463,169	39,434,884	(3,423,498)	36,011,386
Fixed Income	202,290,890	1,174,146	(2,647,945)	(1,473,799)
Intermediate Government Income	114,125,719	62,684	(2,569,832)	(2,507,148)
Michigan Tax-Free	19,875,098	122,793	(188,978)	(66,185)
Mortgage Securities	90,032,110	2,937,887	(2,063,911)	873,976
Ohio Tax-Free	38,285,693	149,499	(450,005)	(300,506)
Short/Intermediate Fixed Income	90,103,283	20,831	(1,190,540)	(1,169,709)

* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2006, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains, if any to the extent provided by the Treasury regulations.

Fund	Amount	Expires

Florida Tax-Free Money	$231	2011
Florida Tax-Free Money	1,529	2012
Florida Tax-Free Money	5,818	2013
Florida Tax-Free Money	4,861	2014
Money Market	490,061	2011
Money Market	3,032	2012
Money Market	7,224	2013
Money Market	921	2014
Ohio Municipal Money Market	12,756	2012
Ohio Municipal Money Market	25,291	2013
Ohio Municipal Money Market	7,739	2014
Intermediate Government	382,474	2014
Michigan Tax Free	170,059	2014
Ohio Tax Free	6,525	2014
Short/Intermediate Fixed Income	1,451,394	2009
Short/Intermediate Fixed Income	612,397	2013
Short/Intermediate Fixed Income	1,409,364	2014

The tax character of distributions paid during the fiscal year ended December 31, 2006, was as follows:

	Distributions Paid From *
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid

Florida Tax-Free Money	$--	$--	$--	$842,641	$--	$842,641
Money Market	32,528,492	--	32,528,492	--	--	32,528,492
Ohio Municipal Money Market	--	--	--	4,252,664	--	4,252,664
U.S. Treasury Money Market	25,334,123	--	25,334,123	--	--	25,334,123
Dividend Capture	8,962,340	1,669,303	10,631,643	--	--	10,631,643
Growth	473,533	32,903,093	33,376,626	--	--	33,376,626
Income Equity	3,919,922	18,593,748	22,513,670	--	19,136	22,532,806
International Equity	2,843,815	17,103,183	19,946,998	--	--	19,946,998
Macro 100	506,471	449,995	956,466	--	--	956,466
Mid Corp America	46,261	2,887,146	2,933,407	--	--	2,933,407
New Economy	--	8,569,753	8,569,753	--	--	8,569,753
Rotating Markets	435,927	715,399	1,151,326	--	--	1,151,326
Situs Small Cap	439,071	5,348,984	5,788,055	--	--	5,788,055
Fixed Income	6,747,565	--	6,747,565	--	--	6,747,565
Intermediate Government Income	4,182,820	13,140	4,195,960	--	--	4,195,960
Michigan Tax-Free	562	--	562	618,715	--	619,277
Mortgage Securities	3,177,669	546,494	3,724,163	--	--	3,724,163
Ohio Tax-Free	3,758	--	3,758	1,349,824	--	1,353,582
Short/Intermediate Fixed Income	3,451,465	--	3,451,465	--	--	3,451,465

* The tax character of distributions paid may differ from the character of distributions shown on the statement of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)

Florida Tax-Free Money	$2	$--	$--	$2	$--	$(12,439)	$--	$(12,437)
Money Market	--	--	--	--	--	(501,238)	--	(501,238)
Ohio Municipal Money Market	--	--	--	--	--	(47,253)	--	(47,253)
U.S. Treasury Money Market	--	--	--	--	(3,321)	(6,424)	--	(9,745)
Dividend Capture	--	1,342,638	482,042	1,824,680	--	--	9,877,824	11,702,504
Growth	--	94,545	5,035,871	5,130,416	--	--	99,306,642	104,437,058
Income Equity	--	--	--	--	--	--	58,347,845	58,347,845
International Equity	--	247,868	6,704,205	6,952,073	--	--	77,365,685	84,317,758
Macro 100	--	1,496,077	981,437	2,477,514	--	--	1,696,443	4,173,957
Mid Corp America	--	3,695	1,370,822	1,374,517	--	--	68,457,628	69,832,145
New Economy	--	--	403,041	403,041	--	--	26,590,204	26,993,245
Rotating Markets	--	66,190	--	66,190	--	--	11,252,251	11,318,441
Situs Small Cap	--	--	1,576,685	1,576,685	--	--	28,409,550	29,986,235
Fixed Income	--	33,316	--	33,316	--	(76,105)	784,498	741,709
Intermediate Government Income	--	--	--	--	(9,081)	(382,474)	(1,247,154)	(1,638,709)
Michigan Tax-Free	13,509	--	--	13,509	--	(170,059)	295,850	139,300
Mortgage Securities	--	77,075	--	77,075	--	(34,386)	2,810,838	2,853,527
Ohio Tax-Free	1	--	--	1	--	(6,525)	361,646	355,122
Short/Intermediate Fixed Income	--	1	--	1	(1,059)	(3,548,752)	(1,109,849)	(4,659,659)

* The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2006, the Funds deferred to January 3, 2007 post-October capital losses, post-October currency losses and post-October passive foreign investment company losses as follows:

Fund	Capital Losses

Ohio Municipal Money Market	$1,467
U.S. Treasury Money Market	6,424
Fixed Income	76,105
Mortgage Securities	34,386
Short/Intermediate Fixed Income	75,597

As required, effective June 29, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

E. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class. Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the “settled shares method.” Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

F. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

G. Foreign Exchange Contracts

International Equity, Real Strategies, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Real Strategies, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2007, International Equity, Real Strategies, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

H. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity, Real Strategies, and Situs Small Cap do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

I. Written Options Contracts

Certain Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The following is a summary of Dividend Capture’s written option activity for the period ended June 30, 2007:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2006	170	$18,079

Options written	750	110,247

Options expired	--	--

Options closed	(450)	(75,147)

Options exercised	(170)	(18,079)

Outstanding at 6/30/2007	300	$35,100

At June 30, 2007, Dividend Capture had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation

American Capital Strategies	Call	November 2007	$50	200	$11,500	$13,900

Morgan Stanley	Call	July 2007	90	100	3,500	6,200

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$20,100

The following is a summary of Income Equity’s written option activity for the period ended June 30, 2007:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2006	7,286	$2,106,527

Options written	10,321	2,213,231

Options expired	--	--

Options closed	(12,422)	(3,258,279)

Options exercised	--	--

Outstanding at 6/30/2007	5,185	$1,061,479

At June 30, 2007, Income Equity had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

AT&T, Inc.	Call	January 2008	$45	534	$77,430	$(12,275)

Aetna, Inc.	Call	January 2008	60	460	39,100	26,218

Apache Corp.	Call	January 2008	85	388	223,100	(51,607)

Devon Energy Corp.	Call	January 2008	90	150	37,875	5,174

Marathon Oil Corp.	Call	January 2008	62.5	362	173,760	(49,415)

Nokia Corp.	Call	January 2008	30	1,484	259,700	17,804

Occidental Petroleum Corp.	Call	January 2008	62.5	467	156,445	(55,107)

Sprint Nextel Corp.	Call	November 2007	25	1,180	41,300	90,858

Valero Energy Corp.	Call	December 2007	80	160	68,800	12,319

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(16,031)

The following is a summary of Real Strategies’ written option activity for the period ended June 30, 2007:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2006	--	$--

Options written	1,384	222,105

Options expired	(219)	(57,852)

Options closed	(114)	(17,448)

Options exercised	(90)	(10,760)

Outstanding at 6/30/2007	961	$136,045

At June 30, 2007, Real Strategies had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

A.K. Steel Holding Corp.	Put	July 2007	$32.5	100	$2,250	$6,650

Allegheny Technologies, Inc.	Put	July 2007	110	24	15,720	(5,472)

Century Aluminum Co.	Put	July 2007	55	90	18,000	6,349

General Cable Corp.	Put	July 2007	70	60	4,050	8,070

Goldcorp, Inc.	Put	July 2007	22.5	150	5,625	4,725

Lubrizol Corp.	Put	July 2007	50	50	8,875	(1,525)

Metal Management, Inc.	Put	July 2007	45	35	5,687	(1,068)

Posco	Put	July 2007	120	16	6,240	(3,408)

Posco	Put	July 2007	125	16	10,960	(5,628)

Peabody Energy Corp.	Put	July 2007	45	40	1,800	(840)

Peabody Energy Corp.	Put	July 2007	50	40	10,100	(3,820)

Potash Corp. of Saskatche	Put	July 2007	80	15	2,813	742

Potash Corp. of Saskatche	Put	July 2007	85	15	975	350

Potash Corp. of Saskatche	Put	July 2007	83.38	15	1,350	555

Precision Castparts Corp.	Put	July 2007	115	35	2,188	4,357

Terex Corp.	Put	July 2007	75	60	3,000	4,020

Tesoro Corp.	Put	July 2007	55	50	6,125	225

Tesoro Corp.	Put	July 2007	52.5	50	2,750	950

Dryships, Inc.	Put	July 2007	35	100	1,000	11,305

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$26,537

The following is a summary of Situs Small Cap’s written option activity for the period ended June 30, 2007:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2006	--	$--

Options written	50	16,850

Options expired	--	--

Options closed	--	--

Options exercised	(50)	(16,850)

Outstanding at 6/30/2007	--	$--

At June 30, 2007, Situs Small Cap had no outstanding options.

J. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the funds. Information on the investment of cash collateral is shown in the table that follows. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Co. (“PFPC”) serves as the sub-custodian for the security lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of June 30, 2007, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral

Dividend Capture	$15,766,962	$16,322,757
Growth	14,232,677	14,611,419
Income Equity	26,618,550	28,130,391
Mid Corp America	25,473,159	26,309,205
New Economy	19,569,517	19,979,767
Situs Small Cap	20,494,760	21,159,871
Fixed Income	23,616,733	23,973,864
Intermediate Government Income	6,734,850	6,835,500
Mortgage Securities	2,498,024	2,581,176

As of June 30, 2007, cash collateral invested was as follows:

	Master Note	Money Market Fund	Time Deposits	Other Short-Term Securities	Total

Dividend Capture	$1,458,476	$11,926,001	$2,101,577	$836,703	$16,322,757
Growth	--	11,494,864	2,022,908	1,093,647	14,611,419
Income Equity	2,065,340	22,147,390	3,917,661	--	28,130,391
Mid Corp America	--	22,354,780	3,954,425	--	26,309,205
New Economy	--	16,976,693	3,003,074	--	19,979,767
Situs Small Cap	--	17,979,421	3,180,450	--	21,159,871
Fixed Income Securities	--	20,370,455	3,603,409	--	23,973,864
Intermediate Government Income	--	5,808,085	1,027,415	--	6,835,500
Mortgage Securities	--	2,193,210	387,966	--	2,581,176

K. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee.

L. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimated.

M. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

N. New Accounting Pronouncements

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank (“Huntington”) serves as the Funds’ investment adviser. The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund’s average daily net assets as listed below.

Fund	Annual Rate

U.S. Treasury Money Market	0.20%
Dividend Capture	0.75%
Growth	0.60%
Income Equity	0.60%
International Equity	1.00%
Macro 100	0.75%
Mid Corp America	0.75%
New Economy	0.85%
Real Strategies	0.75%
Rotating Markets	0.50%
Situs Small Cap	0.75%
Fixed Income	0.50%
Intermediate Government Income	0.50%
Michigan Tax-Free	0.50%
Mortgage Securities	0.50%
Ohio Tax-Free	0.50%
Short/Intermediate Fixed Income	0.50%

For Money Market, Ohio Municipal Money Market and Florida Tax-Free Money, the Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund’s average daily net assets on tiered basis, as listed below.

Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
In excess of $1 billion	0.20%

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Sub-Investment Advisory Fee--Laffer Investments, Inc. is the sub-investment adviser (the “Sub-Advisor”) of Macro 100 (the “Fund”). The Advisor pays the Sub-Advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. Neither the Trust nor the Fund is liable for payment of this sub-advisory fee.

Administrative and Financial Administration Fees--Huntington is the Administrator to the Trust, and Federated Services Company (“FServ”) is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, FServ provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds.

Huntington provides administrative services at the following annual rate:

Maximum Administrative Fee	Average Daily Net Assets of the Funds

0.135 of 1%	on the first $4 billion
0.125 of 1%	on the next $3 billion
0.115 of 1%	on assets in excess of $7 billion

There is no minimum annual fee per fund or class of Shares.

FServ receives a fee from Huntington for providing sub-administrative services at the following annual rate:

Maximum Sub-Administrative Fee	Average Daily Net Assets of the Funds

0.05%	on the first $3 billion
0.04%	on the next $2 billion
0.03%	on assets in excess of $5 billion

There is a minimum annual fee per Fund of $50,000.

Huntington also serves as financial administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. (“BISYS”). BISYS (the “Sub Financial Administrator”) is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances. FServ and Edgewood Services, Inc. (“Edgewood”), the Trust’s distributor, are wholly-owned subsidiaries of Federated Investors, Inc.

Distribution and Shareholder Services Fees--The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate Edgewood, the Funds’ distributor, for distribution services in connection with Investment A Shares and Investment B Shares not to exceed 0.25% and 0.75% of the daily net assets of each Fund’s Investment A Shares and Investment B Shares, respectively. Investment A Shares and Trust Shares are also subject to either a shareholder servicing administrative fee of 0.25% of each class’ average daily net assets to be paid to Huntington or a shareholder services fee not to exceed 0.25% of the daily net assets of such shares to be paid to Edgewood. Investment B Shares are subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. Trust Shares are not subject to Rule 12b-1 fees. For the six-months ended June 30, 2007, Huntington and its affiliates received $4,683,473 in shareholder service fees. For the six-months ended June 30, 2007, Edgewood received commissions of $465,681 earned on sales of Investment A Shares and from redemption of Investment A and Investment B Shares, of which $460,267 was re-allowed to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. (“Unified”) a subsidiary of Huntington is transfer and dividend disbursing agent for the Funds. For its services, Unified receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $6,000 for each Fund. Unified is also entitled to receive additional amounts that may be activity or time based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees--Huntington serves as each of the Funds’ custodian, except International Equity. State Street Bank and Trust Company serves as custodian for International Equity. The Bank of New York serves as sub-custodian of Real Strategies and Situs Small Cap’s foreign assets. Huntington, State Street Bank and Trust Company, and Bank of New York receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses.

PFPC serves as sub-custodian for the securities lending program and retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

Compliance Services--The Trust contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $130,000 annually.

General--Certain of the officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds (Huntington Money Market Fund) is set forth below:

Fund	12/31/06 Balance	Purchases	Sales	6/30/07 Balance	Income	Value

Dividend Capture	$5,262,480	$14,654,011	$(18,515,712)	$1,400,779	$46,287	$1,400,779
Growth	5,726,245	14,782,631	(19,072,269)	1,436,607	43,605	1,436,607
Income Equity	1,882,538	20,515,115	(19,442,079)	2,955,574	33,849	2,955,574
Macro 100	1,466,371	8,468,951	(9,317,170)	618,152	18,863	618,152
Mid Corp America	1,684,626	22,094,840	(19,271,450)	4,508,016	61,089	4,508,016
New Economy	4,462,898	11,032,108	(11,551,118)	3,943,888	90,251	3,943,888
Real Strategies*	--	4,499,636	(3,990,162)	509,474	6,380	509,474
Rotating Markets	1,884,232	8,566,997	(9,285,809)	1,165,420	48,024	1,165,420
Situs Small Cap	2,166,425	28,119,976	(27,802,572)	2,483,829	131,381	2,483,829
Fixed Income	3,471,043	28,523,466	(30,043,597)	1,950,912	44,086	1,950,912
Intermediate Government Income	1,039,293	18,286,238	(16,868,225)	2,457,306	52,715	2,457,306
Mortgage Securities	1,002,498	11,103,796	(9,603,977)	2,502,317	66,420	2,502,317
Short/Intermediate Fixed Income	87,728	15,261,982	(15,206,320)	143,390	35,686	143,390

*The fund commenced operations on May 1, 2007.

(4) Rotating Markets Structure

Rotating Markets (“Fund”), in accordance with its prospectus, seeks to achieve its investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Fund incur expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six-months ended June 30, 2007, were as follows:

Fund	Purchases	Sales

Dividend Capture	$79,200,550	$71,718,422
Growth	125,542,169	127,942,991
Income Equity	124,712,751	133,753,567
International Equity	34,611,284	24,571,299
Macro 100	66,711,918	71,841,468
Mid Corp America	7,706,970	15,252,808
New Economy	75,333,905	69,585,665
Real Strategies*	15,706,795	1,061,427
Rotating Markets	27,155,588	19,824,293
Situs Small Cap	27,754,769	15,563,296
Fixed Income	53,441,359	48,080,856
Intermediate Government Income	17,863,279	21,342,559
Michigan Tax-Free	2,508,310	4,150,713
Mortgage Securities	12,076,909	10,008,901
Ohio Tax-Free	5,053,259	9,391,203
Short/Intermediate Fixed Income	12,020,275	18,255,830

* For the period May 1, 2007 (date of commencement of operations) to June 30, 2007.

Purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007, were as follows:

Fund	Purchases	Sales

Fixed Income	$33,829,121	$39,077,394
Intermediate Government Income	17,863,279	21,342,559
Mortgage Securities	11,714,934	10,636,410
Short/Intermediate Fixed Income	5,006,060	10,459,665

(6) Concentration of Credit Risk

Since each of Florida Tax-Free Money, Michigan Tax-Free, Ohio Municipal Money Market and Ohio Tax-Free invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2006, the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is indicated below.

Fund	Percentage of Portfolio Guaranteed/ Insured	Percentage of Portfolio Backed by Largest Guarantor/ Insurer

Florida Tax-Free Money	76.83%	10.80%
Michigan Tax-Free	74.42%	23.56%
Ohio Municipal Money Market	48.07%	6.32%
Ohio Tax-Free	41.25%	15.21%

(7) Subsequent Event

Effective August 15, 2007, the Huntington Florida Tax-Free Money Market Fund changed its name to the Huntington Tax-Free Money Market Fund.

Investment Contract Review Disclosure (Unaudited)

Board of Trustees’ Consideration of Investment Advisory Agreement for the
Huntington Real Strategies Fund (the “Fund”)

At a meeting held on February 13, 2007, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the “Advisory Agreement”) between Huntington Asset Advisors, Inc. (the “Advisor”) and the Fund. Pursuant to the Advisory Agreement between the Advisor and the Fund, the Advisor provides advisory services to the Fund.

During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, considered many factors, the most material of which were: (1) the nature, extent and quality of the services to be provided to the Fund by the Advisor in relation to the advisory fee; (2) whether the Advisor will realize economies of scale in providing services to the Fund and if these economies will be shared with the Fund; and (3) a comparison of the fees of comparable funds. Performance, costs of services and profitability were not considered as the Fund had not commenced operations.

Nature, Extent and Quality of Services in Relation to the Advisory Fee. In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed information relating to the Advisor’s operations and personnel. Among other things, the Advisor provided descriptions of its organizational and management structure, biographical information about its supervisory and portfolio management staff, and financial information. The Trustees also took into account the financial condition of the Advisor with respect to its ability to provide the services required under the Advisory Agreement. The Board was very familiar with the services to be provided by the Advisor as the Advisor serves as such for the other funds in The Huntington Funds Complex. The Board determined that the nature, extent and quality of the services to be provided by the Advisor, in relation to the Advisory fee, were acceptable.

Economies of Scale in Providing Services to the Fund and Whether these Economies Will be Shared with the Fund. The Board also considered the effect of the Fund’s size on its fees. The Board considered the fees under the Advisory Agreement and possible economies of scale that may be realized as the assets of the Fund grow. The Board also noted that if the Fund’s assets increase over time, the Advisor may realize economies of scale. The Board concluded that in the near future, the Fund would likely not be large enough to realize economies of scale. In addition, the Board also noted that the administration fee charged to the Fund included fee breakpoints, which allows the Fund to realize economies of scale as the assets of the Fund increase over time.

Comparison of the Fees of Comparable Funds. With respect to the Fund’s fee, the Board considered comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board noted that the proposed fee appeared to be in line with the comparisons.

Other Considerations. The Board also requests and receives substantial and detailed information about the other funds in The Huntington Funds Complex on a regular basis. The Advisor provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the Board’s formal review of other advisory arrangements. The Board may also receive information in between regular meetings relating to particular matters as the need arises. The Board’s evaluation of the advisory relationship also included reports covering such matters as: the Advisor’s investment philosophy, personnel, and processes; operating strategies; the other Huntington Funds’ short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitive funds and/or other benchmarks, as appropriate) and comments on reasons for performance. The Board also considers reports concerning the other Huntington Funds’ expenses (including the advisory fee itself and the overall expense structure of the other Huntington Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the other Huntington Funds’ portfolio securities; the nature and extent of the advisory and other services provided to the other Huntington Funds by the Advisor and its affiliates; compliance and audit reports concerning the other Huntington Funds (including communications from regulatory agencies), as well as the Advisor’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the other Huntington Funds and/or the Advisor are responding to them. In the course of their deliberations regarding the Advisory Agreement, the Board also evaluated, among other things, the Advisor’s ability to supervise the Fund’s other service providers and their compliance programs.

The Board based its decision to approve the Advisory Agreement on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board did not consider any one of the factors identified above to be determinative.

Supplemental Information (unaudited)

Shareholder Expense Example

Fund Expenses--As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2007 to June 30, 2007.

Actual Expenses--The “actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the “actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes--The “hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios for each class of shares, and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2007	Ending Account Value, June 30, 2007	Expenses Paid During Period(2)	Annualized Expense Ratio

Florida Tax-Free Money

Trust	Actual	$ 1,000.00	$ 1,013.70	$4.54	0.91%
	Hypothetical(1)	$ 1,000.00	$ 1,020.49	$4.57	0.91%

Investment A	Actual	$ 1,000.00	$ 1,012.40	$5.79	1.16%
	Hypothetical(1)	$ 1,000.00	$ 1,019.25	$5.82	1.16%

Money Market

Trust	Actual	$ 1,000.00	$ 1,022.20	$4.06	0.81%
	Hypothetical(1)	$ 1,000.00	$ 1,020.98	$4.07	0.81%

Investment A	Actual	$ 1,000.00	$ 1,020.90	$5.31	1.06%
	Hypothetical(1)	$ 1,000.00	$ 1,019.74	$5.32	1.06%

Investment B	Actual	$ 1,000.00	$ 1,018.40	$7.81	1.56%
	Hypothetical(1)	$ 1,000.00	$ 1,017.26	$7.83	1.56%

Interfund	Actual	$ 1,000.00	$ 1,023.40	$2.81	0.56%
	Hypothetical(1)	$ 1,000.00	$ 1,022.22	$2.81	0.56%

Ohio Municipal Money Market

Trust	Actual	$ 1,000.00	$ 1,014.00	$4.24	0.85%
	Hypothetical(1)	$ 1,000.00	$ 1,020.78	$4.27	0.85%

Investment A	Actual	$ 1,000.00	$ 1,012.80	$5.49	1.10%
	Hypothetical(1)	$ 1,000.00	$ 1,019.55	$5.52	1.10%

U.S Treasury Money Market

Trust	Actual	$ 1,000.00	$ 1,021.70	$3.76	0.75%
	Hypothetical(1)	$ 1,000.00	$ 1,021.28	$3.77	0.75%

Investment A	Actual	$ 1,000.00	$ 1,020.40	$5.01	1.00%
	Hypothetical(1)	$ 1,000.00	$ 1,020.04	$5.02	1.00%

Dividend Capture

Trust	Actual	$ 1,000.00	$ 1,013.40	$6.59	1.32%
	Hypothetical(1)	$ 1,000.00	$ 1,018.45	$6.63	1.32%

Investment A	Actual	$ 1,000.00	$ 1,012.20	$7.83	1.57%
	Hypothetical(1)	$ 1,000.00	$ 1,017.21	$7.88	1.57%

Investment B	Actual	$ 1,000.00	$ 1,009.70	$10.31	2.07%
	Hypothetical(1)	$ 1,000.00	$ 1,025.00	$10.39	2.07%

Growth

Trust	Actual	$ 1,000.00	$ 1,069.80	$5.90	1.15%
	Hypothetical(1)	$ 1,000.00	$ 1,019.30	$5.77	1.15%

Investment A	Actual	$ 1,000.00	$ 1,068.40	$7.18	1.40%
	Hypothetical(1)	$ 1,000.00	$ 1,018.06	$7.03	1.40%

Investment B	Actual	$ 1,000.00	$ 1,066.00	$9.73	1.90%
	Hypothetical(1)	$ 1,000.00	$ 1,015.58	$9.54	1.90%

Income Equity

Trust	Actual	$ 1,000.00	$ 1,080.40	$5.98	1.16%
	Hypothetical(1)	$ 1,000.00	$ 1,019.25	$5.82	1.16%

Investment A	Actual	$ 1,000.00	$ 1,079.10	$7.27	1.41%
	Hypothetical(1)	$ 1,000.00	$ 1,018.01	$7.08	1.41%

Investment B	Actual	$ 1,000.00	$ 1,076.20	$9.83	1.91%
	Hypothetical(1)	$ 1,000.00	$ 1,025.00	$9.59	1.91%

International Equity

Trust	Actual	$ 1,000.00	$ 1,104.60	$8.19	1.57%
	Hypothetical(1)	$ 1,000.00	$ 1,017.21	$7.88	1.57%

Investment A	Actual	$ 1,000.00	$ 1,103.10	$9.44	1.81%
	Hypothetical(1)	$ 1,000.00	$ 1,016.02	$9.09	1.81%

Investment B	Actual	$ 1,000.00	$ 1,101.30	$12.04	2.31%
	Hypothetical(1)	$ 1,000.00	$ 1,013.54	$11.60	2.31%

Macro 100

Trust	Actual	$ 1,000.00	$ 1,059.40	$7.10	1.39%
	Hypothetical(1)	$ 1,000.00	$ 1,018.11	$6.98	1.39%

Investment A	Actual	$ 1,000.00	$ 1,057.20	$8.37	1.64%
	Hypothetical(1)	$ 1,000.00	$ 1,016.87	$8.23	1.64%

Investment B	Actual	$ 1,000.00	$ 1,054.30	$10.90	2.14%
	Hypothetical(1)	$ 1,000.00	$ 1,014.39	$10.74	2.14%

Mid Corp America

Trust	Actual	$ 1,000.00	$ 1,116.40	$6.93	1.32%
	Hypothetical(1)	$ 1,000.00	$ 1,018.45	$6.63	1.32%

Investment A	Actual	$ 1,000.00	$ 1,115.10	$8.23	1.57%
	Hypothetical(1)	$ 1,000.00	$ 1,017.21	$7.88	1.57%

Investment B	Actual	$ 1,000.00	$ 1,112.60	$10.84	2.07%
	Hypothetical(1)	$ 1,000.00	$ 1,014.74	$10.39	2.07%

New Economy

Trust	Actual	$ 1,000.00	$ 1,125.00	$7.53	1.43%
	Hypothetical(1)	$ 1,000.00	$ 1,017.91	$7.18	1.43%

Investment A	Actual	$ 1,000.00	$ 1,123.70	$8.85	1.68%
	Hypothetical(1)	$ 1,000.00	$ 1,016.67	$8.44	1.68%

Investment B	Actual	$ 1,000.00	$ 1,121.30	$11.47	2.18%
	Hypothetical(1)	$ 1,000.00	$ 1,014.19	$10.95	2.18%

Real Strategies
Trust*	Actual	$ 1,000.00	$ 1,022.00	$3.23	1.91%
	Hypothetical(1)	$ 1,000.00	$ 1,015.53	$9.59	1.91%

Investment A*	Actual	$ 1,000.00	$ 1,021.00	$3.65	2.16%
	Hypothetical(1)	$ 1,000.00	$ 1,014.29	$10.85	2.16%

Investment B*	Actual	$ 1,000.00	$ 1,020.00	$4.54	2.69%
	Hypothetical(1)	$ 1,000.00	$ 1,011.66	$13.51	2.69%

Rotating Markets

Trust	Actual	$ 1,000.00	$ 1,089.80	$5.75	1.11%
	Hypothetical(1)	$ 1,000.00	$ 1,019.50	$5.57	1.11%

Investment A	Actual	$ 1,000.00	$ 1,088.90	$7.04	1.36%
	Hypothetical(1)	$ 1,000.00	$ 1,018.26	$6.83	1.36%

Investment B*	Actual	$ 1,000.00	$ 1,086.30	$3.09	1.77%
	Hypothetical(1)	$ 1,000.00	$ 1,016.22	$8.89	1.77%

Situs Small Cap

Trust	Actual	$ 1,000.00	$ 1,130.10	$7.18	1.36%
	Hypothetical(1)	$ 1,000.00	$ 1,018.26	$6.83	1.36%

Investment A	Actual	$ 1,000.00	$ 1,128.50	$8.50	1.61%
	Hypothetical(1)	$ 1,000.00	$ 1,017.02	$8.08	1.61%

Investment B	Actual	$ 1,000.00	$ 1,125.40	$11.12	2.11%
	Hypothetical(1)	$ 1,000.00	$ 1,014.54	$10.59	2.11%

Fixed Income

Trust	Actual	$ 1,000.00	$ 1,005.80	$5.32	1.07%
	Hypothetical(1)	$ 1,000.00	$ 1,019.69	$5.37	1.07%

Investment A	Actual	$ 1,000.00	$ 1,004.60	$6.56	1.32%
	Hypothetical(1)	$ 1,000.00	$ 1,018.45	$6.63	1.32%

Investment B	Actual	$ 1,000.00	$ 1,002.60	$9.04	1.82%
	Hypothetical(1)	$ 1,000.00	$ 1,015.97	$9.14	1.82%

Intermediate Government Income

Trust	Actual	$ 1,000.00	$ 1,007.80	$5.48	1.10%
	Hypothetical(1)	$ 1,000.00	$ 1,019.55	$5.52	1.10%

Investment A	Actual	$ 1,000.00	$ 1,006.50	$6.72	1.35%
	Hypothetical(1)	$ 1,000.00	$ 1,018.31	$6.78	1.35%

Investment B	Actual	$ 1,000.00	$ 1,004.10	$9.19	1.85%
	Hypothetical(1)	$ 1,000.00	$ 1,015.83	$9.29	1.85%

Michigan Tax-Free

Trust	Actual	$ 1,000.00	$ 995.70	$6.58	1.33%
	Hypothetical(1)	$ 1,000.00	$ 1,018.40	$6.68	1.33%

Investment A	Actual	$ 1,000.00	$ 994.50	$7.81	1.58%
	Hypothetical(1)	$ 1,000.00	$ 1,017.16	$7.93	1.58%

Investment B	Actual	$ 1,000.00	$ 1,008.00	$10.41	2.09%
	Hypothetical(1)	$ 1,000.00	$ 1,014.64	$10.49	2.09%

Mortgage Securities

Trust	Actual	$ 1,000.00	$ 1,000.20	$5.50	1.11%
	Hypothetical(1)	$ 1,000.00	$ 1,019.50	$5.57	1.11%

Investment A	Actual	$ 1,000.00	$ 998.80	$6.69	1.35%
	Hypothetical(1)	$ 1,000.00	$ 1,018.31	$6.78	1.35%

Investment B	Actual	$ 1,000.00	$ 996.90	$9.21	1.86%
	Hypothetical(1)	$ 1,000.00	$ 1,015.78	$9.34	1.86%

Ohio Tax-Free

Trust	Actual	$ 1,000.00	$ 997.80	$5.94	1.20%
	Hypothetical(1)	$ 1,000.00	$ 1,019.05	$6.03	1.20%

Investment A	Actual	$ 1,000.00	$ 997.10	$7.18	1.45%
	Hypothetical(1)	$ 1,000.00	$ 1,017.81	$7.28	1.45%

Investment B	Actual	$ 1,000.00	$ 1,005.40	$9.70	1.95%
	Hypothetical(1)	$ 1,000.00	$ 1,015.33	$9.79	1.95%

Short/Intermediate Fixed Income

Trust	Actual	$ 1,000.00	$ 1,016.10	$5.40	1.08%
	Hypothetical(1)	$ 1,000.00	$ 1,019.64	$5.42	1.08%

Investment A	Actual	$ 1,000.00	$ 1,014.30	$6.64	1.33%
	Hypothetical(1)	$ 1,000.00	$ 1,018.40	$6.68	1.33%

* Information shown reflects values using expense ratios for the period from May 1, 2007 (date of commencement of operations) to June 30, 2007.

(1) Hypothetical assumes 5% annual return before expenses.

(2) Expenses are equal to the Funds’ annualized expense ratios for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Advisor for the period beginning January 1, 2007. The “Financial Highlights” tables in the Funds’ financial statements, included in this report, also show the gross expense ratios.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Administrator and Financial Administrator of the Huntington Funds and is the custodian of certain Funds. State Street Bank and Trust Company is also a custodian to one of the Funds. Unified Fund Services, Inc., a subsidiary of Huntington Bancshares, Inc., is the Funds’ transfer and dividend disbursing agent. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Advisor to the Funds. Federated Services Company and Edgewood Services, Inc., the Sub-Administrator and Distributor of the Huntington Funds, respectively, are not affiliated with The Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

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Huntington Funds Shareholder Services: 1-800-253-0412

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27608 (8/07)

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Semi-Annual

Shareholder

Report

Equity Funds

Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

Income Funds

Huntington VA Mortgage Securities Fund

JUNE 30, 2007

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

Common Stock (includes 8.0% Real Estate Investment Trusts)	50.7%
Preferred Stock (includes 1.6% Real Estate Investment Trusts)	42.5%
Other Investments (Collateral for Securities Lending)	16.8%
Exchange Traded Funds	3.9%
Cash[1]	3.5%
Liabilities in Excess of Other Assets	(17.4)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Shares		Value
COMMON STOCKS -- 50.7%
	Consumer Discretionary -- 4.9%
11,500	CBS Corp., Class B (a)	$ 383,180
14,500	Newell Rubbermaid, Inc.	426,735
5,000	Sherwin-Williams Co.	332,350
10,000	Teppco Partners LP	443,600
14,500	The Travelers Companies, Inc.	775,750
13,000	The Walt Disney Co.	443,820

		2,805,435

	Consumer Staples -- 2.6%
29,000	ConAgra Foods, Inc.	778,940
11,000	Reynolds American, Inc.	717,200

		1,496,140

	Energy -- 4.7%
10,500	Chevron Texaco Corp.	884,520
9,000	ENI SpA	651,150
12,000	Nicor, Inc. (a)	515,040
8,000	Pinnacle West Capital	318,800
14,000	Xcel Energy, Inc.	286,580

		2,656,090

	Financials -- 11.3%
15,000	American Capital Strategies Ltd. (a)	637,800
17,000	Bank of America Corp. (a)	831,130
18,250	Chubb Corp.	988,055
7,500	Hartford Financial Services Group, Inc.	738,825
17,000	KeyCorp	583,610
7,500	Lincoln National Corp. (a)	532,125
6,000	Morgan Stanley	503,280
7,500	PartnerRe Ltd.	581,250
8,500	Wachovia Corp. (a)	435,625
4,000	Washington Mutual, Inc. (a)	170,560
12,500	Wells Fargo & Co. (a)	439,625

		6,441,885

	Health Care -- 3.8%
9,000	Baxter International, Inc.	$ 507,060
7,000	Merck & Co., Inc.	348,600
36,500	Pfizer, Inc.	933,305
6,500	Wyeth	372,710

		2,161,675

	Industrials -- 7.8%
6,500	Air Products & Chemical, Inc.	522,405
9,000	Cooper Industries Ltd., Class A	513,810
4,500	Eaton Corp.	418,500
10,000	Lockheed Martin Corp.	941,300
16,500	R.R. Donnelley & Sons Co.	717,915
14,000	Raytheon Co.	754,460
5,500	Snap-On, Inc.	277,805
2,500	Union Pacific Corp.	287,875

		4,434,070

	Materials -- 1.9%
11,000	Applied Materials, Inc. (a)	218,570
29,000	RPM International, Inc.	670,190
4,000	The Dow Chemical Co.	176,880

		1,065,640

	Real Estate Investment Trusts -- 8.0%
9,000	Apartment Investment & Management Co.	453,780
13,500	Brandywine Realty Trust (a)	385,830
12,000	CBL & Associates Properties, Inc.	432,600
13,000	Cedar Shopping Centers, Inc.	186,550
6,000	Colonial Properties Trust (a)	218,700
7,000	Entertainment Properties Trust	376,460
11,000	First Industrial Realty Trust, Inc. (a)	426,360
8,000	Highwoods Properties, Inc.	300,000
9,000	Home Properties, Inc.	467,370
11,000	Hospitality Properties Trust	456,390
10,000	Kimco Realty Corp.	380,700
4,000	Mack-Cali Realty Corp.	173,960
COMMON STOCKS -- (continued)
	Real Estate Investment Trusts -- (continued)
5,000	National Retail Properties, Inc.	$ 109,300
8,000	Realty Income Corp. (a)	201,520

		4,569,520

	Technology -- 3.0%
9,500	Accenture Ltd.	407,455
15,000	Hewlett Packard Co.	669,300
3,000	International Business Machines Corp.	315,750
25,215	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	280,643

		1,673,148

	Telecommunications -- 2.7%
17,500	AT&T, Inc. (a)	726,250
998	Citadel Broadcasting Corp.	6,437
10,500	Verizon Communications, Inc. (a)	432,285
23,000	Windstream Corp.	339,480

		1,504,452

	Total Common Stocks (Cost $26,884,053)	28,808,055

PREFERRED STOCKS -- 42.5%
	Consumer Discretionary -- 1.6%
29,000	Comcast Corp., 7.000% (a)	734,570
6,000	Lincoln National Capital VI, Series F, 6.750%	149,400

		883,970

	Financials -- 34.3%
27,000	Abbey National PLC, Series C, 7.375%	678,240
45,000	ABN Amro Capital Funding Trust V, 5.900%	1,042,200
34,400	Ace Ltd., Series C, 7.800%	876,856
24,000	ASBC Capital I, 7.625%	603,360
15,000	BAC Capital Trust XII, 6.875%	384,300
28,000	CitiGroup Capital Trust VIII, 6.950%	701,400
32,000	Compass Capital, 7.350%	800,640
22,000	Countrywide Financial Capital IV, 6.750% (a)	514,360
29,800	Everest Re Capital Trust, 7.850%	756,622
4,000	Fleet Capital Trust VIII, 7.200%	100,680
50,978	General Electric Capital Corp., 6.100%	1,232,138
3,000	General Electric Capital Corp., Series A, 6.450%	76,110
12,492	Goldman Sachs Group, Inc., Series B, 6.200%	317,921
33,000	HSBC Holdings PLC, Series A, 6.200% (a)	787,050
52,000	ING Groep NV, 6.125%	1,223,560
20,000	JPMorgan Chase & Co., Series X, 7.000%	501,800
21,000	KeyCorp Capital VIII, 7.000%	531,300
30,000	Lehman Brothers Holdings, Inc., 6.500% (a)	762,000
	Financials -- (continued)
33,000	Merrill Lynch Capital Trust V, 7.280%	$ 831,600
10,000	Metlife, Inc., Series B, 6.500%	255,900
23,000	Morgan Stanley Capital Trust, 6.600%	563,500
31,000	National City Capital Trust II, 6.625%	756,400
13,613	PLC Capital Trust, 7.250%	340,189
1,900	Provident Financial Group, Inc., 8.375%	48,298
17,950	Prudential PLC, 6.500%	446,058
35,300	RenaissanceRe Holdings Ltd., Series B, 7.300%	892,031
45,000	Royal Bank of Scotland Group PLC, Series N, 6.350% (a)	1,089,000
27,000	SLM Corp., 6.000%	526,500
39,000	The Bank of New York, Inc. Capital V, 7.800%	905,580
10,000	Wells Fargo Capital Trust II, 7.000%	251,500
29,000	Wells Fargo Capital Trust VIII, 5.850%	678,310

		19,475,403

	Real Estate Investment Trusts -- 1.6%
1,400	Equity Residential Properties, Series D, 8.600%	34,888
2,400	Prologis Trust, Series F, 6.750%	59,496
35,100	Public Storage, Series F, 6.450%	816,075

		910,459

	Utilities -- 5.0%
20,000	AT&T, Inc., 7.000%	502,800
44,700	BGE Capital Trust II, 6.200%	1,051,791
21,400	Entergy LA, Inc., 7.600%	535,428
31,000	FPL Group Capital, Inc., Series A, 6.600%	771,280

		2,861,299

	Total Preferred Stocks (Cost $25,095,475)	24,131,131

MUTUAL FUNDS -- 3.9%
	Exchange Traded Funds -- 3.9%
35,500	AMEX Technology SPDR (a)	910,575
8,500	S&P Depositary Receipt (a)	1,277,550

	Total Mutual Funds (Cost $1,678,299)	2,188,125

CASH EQUIVALENTS -- 3.5%
2,013,747	Huntington Money Market Fund, Interfund Shares, 4.710%, (b) (c)	2,013,747

	Total Cash Equivalents (Cost $2,013,747)	2,013,747

Shares		Value
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 16.8%
	Pool of various securities for The Huntington Funds	$ 9,570,514

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $9,570,514)	9,570,514

Total Investments (Cost $65,242,088) -- 117.4%		66,711,572
Liabilities in Excess of Other Assets -- (17.4)%		(9,876,159)

Net Assets -- 100.0%		$ 56,835,413

Huntington VA Growth Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

Technology	17.4%
Health Care	13.8%
Other Investments (Collateral for Securities Lending)	12.7%
Industrials	12.0%
Energy	11.1%
Consumer Staples	10.5%
Financials	10.1%
Consumer Discretionary	9.7%
Materials	4.9%
Utilities	4.1%
Cash[1]	3.2%
Telecommunications	3.1%
Liabilities in Excess of Other Assets	(12.6)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Shares		Value
COMMON STOCKS -- 96.7%
	Consumer Discretionary -- 9.7%
1,220	Fortune Brands, Inc.	$ 100,491
2,800	Johnson Controls, Inc.	324,156
4,200	Kohl’s Corp.*	298,326
1,450	Marriott International, Inc., Class A	62,698
12,900	Mattel, Inc. (a)	326,241
7,540	McDonald’s Corp.	382,731
6,300	Nike, Inc. Class B	367,227
695	Nordstrom, Inc.	35,528
9,140	The Walt Disney Co.	312,040

		2,209,438

	Consumer Staples -- 10.5%
1,600	Bunge Ltd.	135,200
8,255	Colgate-Palmolive Co.	535,337
2,340	CVS Corp.	85,293
2,490	Fomento Economico Mexicano SA de CV ADR	97,907
5,230	General Mills, Inc.	305,537
11,090	Kroger Co.	311,962
2,000	Molson Coors Brewing Co., Class B	184,920
3,255	Procter & Gamble Co.	199,173
10,480	Walgreen Co.	456,299
1,322	WM Wrigley Jr. Co., Class B	72,049

		2,383,677

	Energy -- 11.1%
3,550	Devon Energy Corp.	277,930
7,190	Exxon Mobil Corp.	603,097
1,940	Marathon Oil Corp.	116,322
	Energy -- (continued)
10,690	Occidental Petroleum Corp. (a)	$ 618,737
10,490	Schlumberger, Ltd.	891,021

		2,507,107

	Financials -- 10.1%
5,970	American Express Co.	365,245
4,300	Ameriprise Financial, Inc.	273,351
1	Berkshire Hathaway, Inc., Class A*	109,475
3,420	Credit Suisse Group ADR	242,683
610	Franklin Resources, Inc.	80,807
1,195	Goldman Sachs Group, Inc. (a)	259,016
7,000	JPMorgan Chase & Co.	339,150
2,500	Metlife, Inc.	161,200
2,745	Prudential Financial, Inc.	266,896
2,875	State Street Corp.	196,650

		2,294,473

	Health Care -- 13.8%
8,725	Abbott Laboratories	467,224
7,855	Baxter International, Inc.	442,551
2,230	C.R. Bard, Inc.	184,265
1,000	Celgene Corp.* (a)	57,330
820	Laboratory Corporation of America Holdings*	64,173
3,600	Novo-Nordisk A/S	391,176
2,100	Roche Holdings Ltd. AG ADR	186,252
8,460	Schering-Plough Corp.	257,522
3,465	Stryker Corp.	218,607
4,375	Thermo Fisher Scientific, Inc.*	226,275
4,340	Wellpoint, Inc.*	346,462
4,890	Wyeth	280,392

		3,122,229

Shares		Value
COMMON STOCKS -- (continued)
	Industrials -- 12.0%
480	General Dynamics Corp.	$ 37,545
15,400	General Electric Co.	589,512
17,598	Illinois Tool Works, Inc. (a)	953,636
3,175	Lockheed Martin Corp.	298,863
1,800	Precision Castparts Corp.	218,448
3,585	Terex Corp.*	291,460
3,600	W.W. Grainger, Inc.	334,980

		2,724,444

	Materials -- 4.9%
2,210	BASF AG, ADR	288,869
1,182	Freeport-McMoran Copper & Gold, Inc.	97,893
5,755	Lafarge SA ADR (a)	262,140
3,460	Nucor Corp.	202,929
3,450	Praxair, Inc.	248,366

		1,100,197

	Technology -- 17.4%
1,260	Amphenol Corp., Class A	44,919
2,575	Apple Computer, Inc.*	314,253
4,245	ASM Holding NV*	116,525
12,300	Cisco Systems, Inc.*	342,555
5,000	Fidelity National Information Services, Inc.	271,400
380	Google, Inc., Class A* (a)	198,884
6,712	Hewlett Packard Co.	299,490
4,275	International Business Machines Corp.	449,944
4,035	MEMC Electronic Materials, Inc.*	246,619
19,320	Microsoft Corp.	569,360
31,000	Oracle Corp.* (a)	611,010
3,030	Telefonaktiebolaget LM Ericsson ADR	120,867
19,685	Xerox Corp.*	363,779

		3,949,605

Shares		Value
	Telecommunications -- 3.1%
9,280	AT&T, Inc. (a)	$ 385,120
701	Citadel Broadcasting Corp.	4,521
4,950	Telephone & Data Systems, Inc.	309,722

		699,363

	Utilities -- 4.1%
4,415	FirstEnergy Corp.	285,783
4,775	FPL Group, Inc.	270,934
9,190	NRG Energy, Inc.*	382,028

		938,745

	Total Common Stocks (Cost $18,583,660)	21,929,278

CASH EQUIVALENTS -- 3.2%
728,694	Huntington Money Market Fund, Interfund Shares, 4.710%, (b) (c)	728,694

	Total Cash Equivalents (Cost $728,694)	728,694

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 12.7%
	Pool of various securities for The Huntington Funds	2,886,590

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,886,590)	2,886,590

Total Investments (Cost $22,198,944) -- 112.6%		25,544,562
Liabilities in Excess of Other Assets -- (12.6)%		(2,856,525)

Net Assets -- 100.0%		$ 22,688,037

Huntington VA Income Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

Financials	28.7%
Other Investments (Collateral for Securities Lending)	15.2%
Technology	13.2%
Industrials	10.6%
Consumer Discretionary	9.2%
Energy	8.7%
Health Care	8.6%
Telecommunications	5.9%
Consumer Staples	5.5%
Materials	5.5%
Utilities	3.7%
Cash[1]	0.7%
Liabilities in Excess of Other Assets	(15.5)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Shares		Value
COMMON STOCKS -- 99.6%
	Consumer Discretionary -- 9.2%
30,200	CBS Corp., Class B (a)	$ 1,006,264
6,400	Cummins Engine, Inc.	647,744
6,800	Gannett Co., Inc. (a)	373,660
9,900	Genuine Parts Co.	491,040
14,600	Royal Caribbean Cruises Ltd. (a)	627,508
18,200	Time Warner, Inc.	382,928
2,400	V.F. Corp.	219,792

		3,748,936

	Consumer Staples -- 5.5%
17,400	Archer-Daniels-Midland Co.	575,766
20,200	Constellation Brands, Inc.* (a)	490,456
6,500	General Mills, Inc.	379,730
8,700	Molson Coors Brewing Co., Class B	804,402

		2,250,354

	Energy -- 8.7%
5,900	American Electric Power Co., Inc.	265,736
7,300	Apache Corp.	595,607
6,100	Chevron Texaco Corp.	513,864
7,400	ConocoPhillips	580,900
2,900	Devon Energy Corp.	227,041
7,000	Marathon Oil Corp.	419,720
9,100	Occidental Petroleum Corp.	526,708
3,400	Progress Energy, Inc. (a)	155,006
3,100	Valero Energy Corp.	228,966

		3,513,548

	Financials -- 28.7%
15,700	Bank of America Corp. (a)	767,573
21,400	BB&T Corp.	870,552
21,100	CitiGroup, Inc.	1,082,219
	Financials -- (continued)
13,800	Comerica, Inc.	$ 820,686
17,600	JPMorgan Chase & Co.	852,720
13,400	Lincoln National Corp. (a)	950,730
16,800	Loews Corp.	856,464
35,000	Progressive Corp.	837,550
24,200	Regions Financial Corp. (a)	801,020
10,000	SunTrust Banks, Inc. (a)	857,400
9,300	Torchmark Corp.	623,100
19,100	Unitrin, Inc.	939,338
14,800	Wachovia Corp. (a)	758,500
16,000	Washington Mutual, Inc. (a)	682,240

		11,700,092

	Health Care -- 8.6%
9,200	Aetna, Inc.	454,480
6,500	Johnson & Johnson	400,530
10,200	King Pharmaceuticals, Inc.*	208,692
10,500	Merck & Co., Inc.	522,900
18,900	Pfizer, Inc.	483,273
11,300	Sanofi-Aventis, ADR	455,051
7,400	Teva Pharmaceutical Industries Ltd.	305,250
11,800	Wyeth	676,612

		3,506,788

	Industrials -- 10.6%
4,400	Fedex Corp.	488,268
14,000	General Electric Co.	535,920
10,800	Ingersoll Rand Co.	592,056
7,100	L-3 Communications Corp. (a)	691,469
Shares		Value
COMMON STOCKS -- (continued)
	Industrials -- (continued)
14,600	Masco Corp. (a)	$ 415,662
10,700	Parker Hannifin Corp.	1,047,637
12,700	R.R. Donnelley & Sons Co. (a)	552,577

		4,323,589

	Materials -- 5.5%
15,800	Du Pont (E.I.) de Nemours & Co. (a)	803,272
9,600	PPG Industries, Inc.	730,656
15,500	The Dow Chemical Co.	685,410

		2,219,338

	Technology -- 13.2%
8,600	Automatic Data Processing, Inc.	416,842
15,200	Cisco Systems, Inc.*	423,320
9,900	Hewlett Packard Co.	441,738
3,900	International Business Machines Corp.	410,475
30,500	Nokia Corp.	857,355
21,800	Oracle Corp.*	429,678
14,800	Seagate Technology	322,196
22,800	Symantec Corp.*	460,560
96,900	United Microelectronics Corp. ADR (a)	331,398
12,300	United Technologies Corp.	872,439
22,600	Xerox Corp.*	417,648

		5,383,649

Shares		Value
	Telecommunications -- 5.9%
10,400	AT&T, Inc.	$ 431,600
4,400	BT Group PLC ADR	292,952
32,800	Deutsche Telecom AG ADR	603,848
23,100	Sprint Corp.	478,401
9,600	Telephone & Data Systems, Inc.	600,672

		2,407,473

	Utilities -- 3.7%
6,800	Consolidated Edison, Inc.	306,816
6,800	DTE Energy Co.	327,896
24,400	Duke Energy Corp.	446,520
24,700	TECO Energy, Inc.	424,346

		1,505,578

	Total Common Stocks (Cost $34,494,178)	40,559,345

CASH EQUIVALENTS -- 0.7%
287,291	Huntington Money Market Fund, Interfund Shares, 4.710% (b) (c)	287,291

	Total Cash Equivalents (Cost $287,291)	287,291

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 15.2%
	Pool of various securities for The Huntington Funds	6,196,644

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $6,196,644)	6,196,644

Total Investments (Cost $40,978,113) -- 115.5%		47,043,280

Liabilities in Excess of Other Assets -- (15.5)%		(6,336,194)
Net Assets -- 100.0%		$ 40,707,086

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

United Kingdom	21.3%
Japan	20.4%
France	11.6%
Netherlands	7.0%
Switzerland	5.1%
Singapore	4.2%
Spain	4.0%
Germany	4.0%
Sweden	2.2%
Netherlands Antilles	2.1%
Italy	1.9%
Mexico	1.8%
Malaysia	1.7%
Finland	1.6%
Ireland	1.5%
Canada	1.3%
Norway	1.2%
India	0.6%
Taiwan	0.6%
Other Assets in Excess of Liabilities	5.9%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Shares		Value
COMMON STOCKS -- 90.6%
	Canada -- 1.3%
	Energy -- 1.3%
2,470	EnCana Corp.	$ 151,781

	Finland -- 1.6%
	Technology -- 1.6%
6,300	Nokia Corp.	177,093

	France -- 11.6%
	Consumer Discretionary -- 1.9%
5,100	Vivendi	220,239

		220,239

	Consumer Staples -- 2.4%
1,500	Groupe DANONE	121,838
9,280	Groupe DANONE ADR	150,893

		272,731

	Energy -- 2.1%
2,900	Total SA ADR	234,842

		234,842

	Financials -- 2.2%
5,809	AXA ADR	250,019

		250,019

	Industrials -- 2.1%
1,700	Schneider Electric SA	239,564

		239,564

	France -- (continued)
	Utilities -- 0.9%
1,820	Suez SA ADR	$ 104,323

		104,323

		1,321,718

	Germany -- 4.0%
	Technology -- 2.1%
4,550	SAP AG ADR	232,368

		232,368

	Utilities -- 1.9%
3,900	E ON AG ADR	216,996

		216,996

		449,364

	Ireland -- 1.5%
	Financials -- 1.5%
3,135	Allied Irish Banks PLC	172,300

	Italy -- 1.9%
	Industrials -- 1.9%
7,100	Finmeccanica SPA	219,362

	Japan -- 19.8%
	Consumer Discretionary -- 4.4%
5,210	Honda Motor Co., Ltd. ADR	189,071
4,890	Matsushita Electric Industrial Co. ADR	96,871
11,375	Sharp Corp. ADR	215,534

		501,476

COMMON STOCKS -- (continued)
	Japan -- (continued)
	Consumer Staples -- 2.8%
13,800	Ajinomoto Co., Inc.	$ 159,287
3,795	Shiseido Ltd. ADR	80,820
1,400	Uni-Charm Corp.	79,490

		319,597

	Financials -- 2.2%
22,758	Mitsubishi Tokyo Financial Group, Inc.	250,793

		250,793

	Health Care -- 1.5%
3,400	Eisai Co. Ltd.	148,583
450	Eisai Co. Ltd. ADR	19,604

		168,187

	Industrials -- 3.9%
3,000	KOMATSU Ltd.	87,239
1,225	KOMATSU Ltd. ADR	142,046
12,000	Kubota Corp.	97,474
1,285	Secom Ltd. ADR	120,910

		447,669

	Technology -- 3.2%
3,751	Canon, Inc. ADR	219,959
400	Nintendo Co. Ltd.	146,535

		366,494

	Utilities -- 1.8%
6,200	The Tokyo Electric Power Co., Inc.	199,431
		199,431

		2,253,647

	Mexico -- 1.8%
	Materials -- 1.8%
5,463	Cemex SA ADR	201,585

	Netherlands -- 7.0%
	Consumer Discretionary -- 2.5%
6,625	Koninklijke (Royal) Phillips Electronics NV ADR	280,370

		280,370

	Financials -- 2.4%
6,308	ING Groep NV ADR	277,363

		277,363

	Industrials -- 2.1%
5,245	TNT NV ADR	236,025

		236,025

		793,758

	Netherlands Antilles -- 2.1%
	Energy -- 2.1%
2,780	Schlumberger, Ltd.	236,133

	Norway -- 1.2%
	Telecommunications -- 1.2%
6,832	Telenor ASA	134,162

	Singapore -- 4.2%
	Industrials -- 1.9%
26,000	Keppel Corp. Ltd.	$ 212,363

		212,363

	Telecommunications -- 2.3%
12,005	Singapore Telecommunications ADR	266,873

		266,873

		479,236

	Spain -- 4.0%
	Financials -- 2.1%
9,750	Banco Bilbao Vizcaya SA ADR	237,705

		237,705

	Telecommunications -- 1.9%
3,274	Telefonica SA ADR	218,572

		218,572

		456,277

	Sweden -- 2.2%
	Financials -- 2.2%
6,800	Swedbank AB, Class A	247,652

	Switzerland -- 5.1%
	Health Care -- 2.6%
5,290	Novartis AG ADR	296,610

		296,610

	Materials -- 2.5%
7,130	Syngenta AG ADR	277,571

		277,571

		574,181

	United Kingdom -- 21.3%
	Consumer Discretionary -- 2.0%
13,750	Pearson PLC ADR	231,550

		231,550

	Consumer Staples -- 4.6%
4,518	Cadbury Schweppes PLC ADR	245,327
11,074	Tesco PLC ADR	278,950

		524,277

	Energy -- 2.4%
3,350	BG Group PLC ADR	273,996

		273,996

	Financials -- 3.0%
2,647	Barclays PLC ADR	147,676
5,900	Standard Chartered PLC	193,101

		340,777

	Health Care -- 2.2%
4,645	GlaxoSmithKline PLC ADR	243,259

		243,259

	Industrials -- 2.6%
27,600	Rolls-Royce Group PLC	298,428

		298,428

COMMON STOCKS -- (continued)
	United Kingdom -- (continued)
	Materials -- 2.3%
865	Rio Tinto PLC ADR	$ 264,794

		264,794

	Utilities -- 2.2%
8,525	Scottish & Southern Energy ADR	247,838

		247,838

		2,424,919

	Total Common Stocks (Cost $8,664,226)	10,293,168

MUTUAL FUNDS -- 3.5%
	India -- 0.6%
	Management Investment Operation -- 0.6%
1,513	Morgan Stanley India Fund	68,070

	Japan -- 0.6%
	Management Investment Operation -- 0.6%
4,500	iShares MSCI Japan Index Fund	68,385

	Malaysia -- 1.7%
	Management Investment Operation -- 1.7%
16,600	iShares MSCI Malaysia Index Fund	196,378

	Taiwan -- 0.6%
	Management Investment Operation -- 0.6%
4,000	iShares MSCI Taiwan Index Fund	63,840

	Total Mutual Funds (Cost $320,012)	393,673

Total Investments (Cost $8,984,238) -- 94.1%		10,686,841
Other Assets in Excess of Liabilities -- 5.9%		669,030

Net Assets -- 100.0%		$ 11,355,871

Huntington VA Macro 100 Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

Technology	47.3%
Financials	15.4%
Consumer Discretionary	14.7%
Telecommunications	7.5%
Industrials	5.0%
Consumer Staples	4.8%
Cash[1]	2.3%
Materials	1.5%
Health Care	0.8%
Utilities	0.6%
Other Assets in Excess of Liabilities	0.1%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying ''industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Shares		Value
COMMON STOCKS -- 97.6%
	Consumer Discretionary -- 14.7%
1,400	Amazon.Com, Inc.*	$ 95,774
3,200	CBS Corp., Class B	106,624
600	Family Dollar Stores, Inc.	20,592
2,200	Gap, Inc.	42,020
800	Genuine Parts Co.	39,680
400	Harman International Industries, Inc.	46,720
8,600	Home Depot, Inc.	338,410
1,000	IAC/InterActiveCorp*	34,610
1,400	Kohl’s Corp.*	99,442
6,400	Lowe’s Cos., Inc.	196,416
400	MGIC Investment Corp.	22,744
690	RadioShack Corp	22,867
2,100	The Interpublic Group of Cos., Inc.*	23,940
800	Tribune Co.	23,520
10,500	Wal-Mart Stores, Inc.	505,155

		1,618,514

	Consumer Staples -- 4.8%
1,200	Coca-Cola Enterprises, Inc.	28,800
3,100	Sara Lee Corp.	53,940
8,500	The Coca-Cola Co.	444,635

		527,375

	Financials -- 15.4%
1,100	Ameriprise Financial, Inc.	69,927
1,800	Capital One Financial Corp.	141,192
700	Comerica, Inc.	41,629
4,200	Fannie Mae	274,386
2,900	Federal Home Loan Mortgage Corp.	176,030
2,500	Fifth Third Bancorp	99,425
500	First Horizon National Corp.	19,500
	Financials -- (continued)
1,700	Goldman Sachs Group, Inc.	$ 368,475
4,500	Morgan Stanley	377,460
1,500	Sovereign Bancorp	31,710
4,300	The Charles Schwab Corp.	88,236

		1,687,970

	Health Care -- 0.8%
5,000	Boston Scientific Corp.*	76,700
2,000	Tenet Healthcare Corp.*	13,020

		89,720

	Industrials -- 5.0%
1,900	Avon Products, Inc.	69,825
1,900	Carnival Corp.	92,663
8,100	Ford Motor Co.	76,302
2,500	General Motors Corp.	94,500
1,900	International Paper Co.	74,195
2,300	Marsh & McLennan Cos., Inc.	71,024
690	New York Times Co., Class A	17,526
3,300	Southwest Airlines Co.	49,203

		545,238

	Materials -- 1.5%
5,900	Applied Materials, Inc.	117,233
500	Jones Apparel Group, Inc.	14,125
500	Perkinelmer, Inc.	13,030
400	Waters Corp.*	23,744

		168,132

	Technology -- 47.3%
2,500	Adobe Systems, Inc.*	100,375
2,300	Advanced Micro Devices, Inc.*	32,890
400	Affiliated Computer Services, Inc.*	22,688
COMMON STOCKS -- (continued)
	Technology -- (continued)
1,600	Altera Corp.	$ 35,408
1,500	Analog Devices, Inc.	56,460
1,000	Autodesk, Inc.*	47,080
1,000	BMC Software, Inc.*	30,300
1,800	CA, Inc.	46,494
500	Ciena Corp.*	18,065
18,600	Cisco Systems, Inc.*	518,010
1,500	Compuware Corp.*	17,790
9,700	Dell, Inc.*	276,935
4,900	Ebay, Inc.*	157,682
8,900	EMC Corp.*	161,090
23,800	Intel Corp.	565,488
5,100	International Business Machines Corp.	536,775
1,500	Intuit, Inc.*	45,120
800	Jabil Circuit, Inc.	17,656
986	Kla-Tencor Corp.	54,181
500	Lexmark International Group, Inc.*	24,655
1,378	Linear Technology Corp.	49,856
3,400	LSI Logic Corp.*	25,534
1,476	Maxim Integrated Products, Inc.	49,313
3,300	Micron Technology, Inc.*	41,349
17,200	Microsoft Corp.	506,884
590	Molex, Inc.	17,706
10,100	Motorola, Inc.	178,770
1,500	Novell, Inc.*	11,685
590	Novellus Systems*	16,738
1,500	NVIDIA Corp.*	61,965
17,000	Oracle Corp.*	335,070
1,000	PMC-Sierra, Inc.*	7,730
788	QLogic Corp.*	13,120
7,100	Qualcomm, Inc.	308,069
2,300	Sanmina Corp.*	7,199
3,900	Solectron Corp.*	14,352
15,200	Sun Microsystems, Inc.*	79,952
4,000	Symantec Corp.*	80,800
300	Tektronix, Inc.	10,122
	Technology -- (continued)
1,800	Tellabs, Inc.*	$ 19,368
886	Teradyne, Inc.*	15,576
6,100	Texas Instruments, Inc.	229,543
1,600	Unisys Corp.*	14,624
1,100	Verisign, Inc.*	34,903
2,900	Viacom, Inc., CLASS B*	120,727
1,500	Xilinx, Inc.	40,155
5,200	Yahoo!, Inc.*	141,076

		5,197,328

	Telecommunications -- 7.5%
600	ADC Telecommunications, Inc.*	10,998
2,000	Avaya, Inc.*	33,680
2,200	Clear Channel Communications, Inc.	83,204
13,200	Comcast Corp., CLASS A*	371,184
1,000	JDS Uniphase Corp.*	13,430
2,500	Juniper Networks, Inc.*	62,925
12,300	Sprint Corp.	254,733

		830,154

	Utilities -- 0.6%
700	DTE Energy Co.	33,754
1,700	Dynegy, Inc.*	16,048
884	TECO Energy, Inc.	15,187

		64,989

	Total Common Stocks (Cost $10,352,755)	10,729,420

CASH EQUIVALENTS -- 2.3%
258,296	Huntington Money Market Fund, Interfund Shares, 4.710%, (b) (c)	258,296

	Total Cash Equivalents (Cost $258,296)	258,296

Total Investments (Cost $10,611,051) -- 99.9%		10,987,716
Other Assets in Excess of Liabilities -- 0.1%		9,742

Net Assets -- 100.0%		$ 10,997,458

Huntington VA Mid Corp America Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

Other Investments (Collateral for Securities Lending)	16.2%
Industrials	16.0%
Technology	11.8%
Energy	11.7%
Health Care	11.0%
Cash[1]	10.6%
Financials	10.2%
Consumer Discretionary	8.6%
Materials	7.9%
Utilities	4.6%
Exchange Traded Funds	3.8%
Consumer Staples	2.6%
Telecommunications	0.8%
Real Estate Investment Trusts	0.0%[2]
Liabilities in Excess of Other Assets	(15.8)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Investments in an affiliated money market fund.

2 Rounds to less than 0.05%.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Shares		Value
COMMON STOCKS -- 85.2%
	Consumer Discretionary -- 8.6%
3,600	Abercrombie & Fitch Co., Class A	$ 262,728
4,350	AnnTaylor Stores Corp.*	154,077
4,200	Beazer Homes USA, Inc. (a)	103,614
1,900	BorgWarner, Inc.	163,476
1,400	Boyd Gaming Corp.	68,866
2,000	Brunswick Corp. (a)	65,260
2,600	Cummins Engine, Inc.	263,146
4,000	D. R. Horton, Inc.	79,720
3,810	Fidelity National Title Group, Inc., Class A (a)	90,297
2,000	Hanover Insurance Group, Inc.	97,580
400	Hilton Hotels Corp.	13,388
4,200	Liz Claiborne, Inc. (a)	156,660
5,558	Nordstrom, Inc.	284,125
700	Polo Ralph Lauren Corp.	68,677
3,344	Pulte Homes, Inc.	75,073
3,000	Republic Services, Inc., Class A	91,920
4,482	Royal Caribbean Cruises Ltd.	192,636
3,300	Sonic Automotives, Inc.	95,601
900	Starwood Hotels & Resorts Worldwide, Inc.	60,363
1,493	The Stanley Works	90,625
1,400	UniFirst Corp.	61,670
	Consumer Discretionary -- (continued)
1,030	Whirlpool Corp.	$ 114,536
1,000	Wolverine World Wide, Inc.	27,710
3,400	Zales Corp.*	80,954

		2,762,702

	Consumer Staples -- 2.6%
3,730	Church & Dwight Co., Inc.	180,756
2,600	Constellation Brands, Inc.* (a)	63,128
1,660	Molson Coors Brewing Co., Class B	153,483
3,300	NBTY, Inc.*	142,560
2,911	Ralcorp Holding, Inc.*	155,593
2,200	Smithfield Foods, Inc.*	67,738
1,934	Supervalu, Inc.	89,583

		852,841

	Energy -- 11.7%
4,156	Apache Corp.	339,088
900	Baker Hughes, Inc. (a)	75,717
2,300	BJ Services Co.	65,412
13,058	Chesapeake Energy Corp.	451,807
7,014	Devon Energy Corp.	549,126
1,400	Forest Oil Corp.* (a)	59,164
4,400	Helmerich & Payne, Inc.	155,848
1,133	Mariner Energy, Inc.*	27,475
2,400	Murphy Oil Corp.	142,656
4,400	National Fuel Gas Co. (a)	190,564
10,084	Noble Energy, Inc.	629,141
COMMON STOCKS -- (continued)
	Energy -- (continued)
200	Patterson-Uti Energy, Inc. (a)	$ 5,242
1,300	Smith International, Inc.	76,232
11,700	Spectra Energy Corp	303,732
1,900	Suncor Energy, Inc. ADR	170,848
100	Sunoco, Inc.	7,968
1,743	Unit Corp.*	109,652
7,214	Weatherford International, Inc.*	398,502
200	XTO Energy, Inc.	12,020

		3,770,194

	Financials -- 10.2%
4,350	Allied Capital Corp. (a)	134,676
2,100	AMBAC Financial Group, Inc.	183,099
1,400	Amcore Financial, Inc.	40,586
3,084	AmeriCredit Corp.* (a)	81,880
2,500	BancorpSouth, Inc.	61,150
1,937	Bear Stearns Companies, Inc. (a)	271,180
2,266	BOK Financial Corp.	121,050
600	CIT Group, Inc.	32,898
4,259	City National Corp.	324,067
2,900	First American Financial Corp.	143,550
4,832	First Horizon National Corp. (a)	188,448
2,000	FirstMerit Corp. (a)	41,860
1,121	Fulton Financial Corp.	16,165
800	Genworth Financial, Inc.	27,520
2,767	Legg Mason, Inc.	272,217
1,700	M&T Bank Corp. (a)	181,730
4,140	MoneyGram International, Inc.	115,713
2,630	Nationwide Financial Services, Inc.	166,269
7,436	Old Republic International Corp.	158,089
4,723	Protective Life Corp.	225,807
800	T. Rowe Price Group, Inc. (a)	41,512
2,964	TCF Financial Corp.	82,399
4,127	Torchmark Corp.	276,509
2,500	Wilmington Trust Corp.	103,775

		3,292,149

	Health Care -- 11.0%
7,700	AmerisourceBergen Corp.	380,919
3,885	Barr Laboratories, Inc.*	195,144
1,186	Cephalon, Inc.* (a)	95,343
5,900	Coventry Health Care, Inc.*	340,135
800	Dentsply International, Inc.	30,608
4,278	Invitrogen Corp.*	315,502
3,533	Lincare Holdings, Inc.*	140,790
13,900	Mylan Laboratories, Inc.	252,841
7,000	Omnicare, Inc. (a)	252,420
2,620	Owens & Minor, Inc. (a)	91,543
9,000	Pediatrix Medical Group, Inc.*	496,350
8,400	Respironics, Inc.*	357,756
11,713	Thermo Fisher Scientific, Inc.*	605,796

		3,555,147

	Industrials -- 16.0%
1,675	Alliant Techsystems, Inc.*	$ 166,076
1,400	Chaparral Steel Co.	100,618
7,312	Cooper Industries Ltd., Class A	417,442
4,800	Eastman Chemical Co.	308,784
4,100	Elbit Systems Ltd.	175,234
1,300	G&K Services, Inc., Class A	51,363
4,200	Griffon Corp.*	91,476
3,238	Insituform Technologies, Inc., Class A*	70,621
4,019	Kennametal, Inc.	329,679
5,959	L-3 Communications Corp. (a)	580,347
3,100	Mohawk Industries, Inc.* (a)	312,449
2,600	Oshkosh Truck Corp.	163,592
4,379	Pall Corp.	201,390
2,336	Parker Hannifin Corp.	228,718
5,000	Precision Castparts Corp.	606,800
1,000	R.R. Donnelley & Sons Co.	43,510
300	Rockwell International Corp. (a)	20,832
3,400	Ryder System, Inc.	182,920
2,800	Stericycle, Inc.* (a)	124,488
3,421	Teleflex, Inc.	279,769
1,600	Textron, Inc.	176,176
3,400	Thomas & Betts Corp.* (a)	197,200
8,800	Wyndham Worldwide Corp.*	319,088

		5,148,572

	Materials -- 7.9%
6,600	Albemarle Corp.	254,298
8,600	AptarGroup, Inc.	305,816
600	Ball Corp. (a)	31,902
3,000	Bemis Co.	99,540
2,000	Cymer, Inc.*	80,400
5,000	Cytec Industries, Inc.	318,850
3,093	Eagle Materials, Inc. (a)	151,712
5,000	FMC Corp.	446,950
1,960	Lubrizol Corp.	126,518
1,100	Minerals Technologies, Inc.	73,645
2,300	Pactiv Corp.*	73,347
3,600	Quanex Corp.	175,320
800	Schnitzer Steel Industries, Inc.	38,352
700	Texas Industries, Inc.	54,887
1,400	The Scotts Co.	60,116
8,000	Trimble Navigation Ltd.*	257,600

		2,549,253

	Real Estate Investment Trusts -- 0.0%
550	Host Hotels & Resorts, Inc.	12,716

		12,716

	Technology -- 11.8%
18,354	Activision, Inc.*	342,669
1,900	Amdocs, Ltd.*	75,658
7,000	Arris Group, Inc.* (a)	123,130
2,600	Avocent Corp.*	75,426
1,425	Benchmark Electronics, Inc.*	32,234
Shares		Value
COMMON STOCKS -- (continued)
	Technology -- (continued)
2,600	Cognos, Inc.* (a)	$ 103,142
1,540	Coherent, Inc.*	46,985
1,900	Electronic Arts, Inc.*	89,908
1,675	Fidelity National Information Services, Inc.	90,919
600	Fiserv, Inc.*	34,080
976	FLIR Systems, Inc.* (a)	45,140
5,410	Forrester Research, Inc.*	152,183
400	Genzyme Corp.*	25,760
5,100	Harris Corp. (a)	278,205
3,778	Imation Corp.	139,257
6,400	Integrated Device Technology, Inc.*	97,728
2,792	International Rectifier Corp.*	104,030
2,500	Intersil Corp., Class A	78,650
1,400	Intuit, Inc.*	42,112
2,600	Jabil Circuit, Inc.	57,382
3,200	JDA Software Group, Inc.*	62,816
2,000	Kla-Tencor Corp.	109,900
4,000	LAM Research Corp.* (a)	205,600
2,000	MEMC Electronic Materials, Inc.*	122,240
600	Microchip Technology, Inc.	22,224
4,000	Micron Technology, Inc.* (a)	50,120
1,600	Molex, Inc.	48,016
4,948	NCR Corp.*	259,968
1,200	NVIDIA Corp.*	49,572
15,000	ON Semiconductor Corp.*	160,800
2,140	Progress Software Corp.*	68,031
5,800	Sandisk Corp.* (a)	283,852
3,800	Sybase, Inc.*	90,782
1,700	Symmetricom, Inc.*	14,280
1,050	THQ, Inc.*	32,046
4,763	Varian Semiconductor Equipment Associates, Inc.*	190,786

		3,805,631

	Telecommunications -- 0.8%
1,407	CenturyTel, Inc.	69,013
14,000	Sycamore Networks, Inc.*	56,280
2,000	Telus Corp.	117,840

		243,133

Shares		Value

	Utilities -- 4.6%
2,200	AGL Resources, Inc.	$ 89,056
1,796	Allete, Inc.	84,502
2,300	Atmos Energy Corp.	69,138
1,700	Constellation Energy Group	148,189
3,691	Energy East Corp.	96,298
700	KeySpan Corp.	29,386
9,481	MDU Resources Group, Inc.	265,847
1,200	New Jersey Resources Corp.	61,224
12,128	Questar Corp.	640,965

		1,484,605

	Total Common Stocks (Cost $17,831,395)	27,476,943

MUTUAL FUNDS -- 3.8%
	Exchange Traded Funds -- 3.8%
7,200	iShares S&P Midcap 400	641,736
3,652	MidCap SPDR Trust Series 1 Index Fund (a)	594,582

	Total Mutual Funds (Cost $688,325)	1,236,318

CASH EQUIVALENTS -- 10.6%
3,421,710	Huntington Money Market Fund, Interfund Shares, 4.710% (b) (c)	3,421,710

	Total Cash Equivalents (Cost $3,421,710)	3,421,710

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 16.2%
	Pool of various securities for The Huntington Funds	5,212,417

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,212,417)	5,212,417

Total Investments (Cost $27,153,847) -- 115.8%		37,347,388
Liabilities in Excess of Other Assets -- (15.8)%		(5,101,754)

Net Assets -- 100.0%		$ 32,245,634

Huntington VA New Economy Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

Technology	14.4%
Other Investments (Collateral for Securities Lending)	13.2%
Financials	11.6%
Industrials	11.0%
Consumer Staples	10.7%
Consumer Discretionary	10.5%
Health Care	9.8%
Cash[1]	7.9%
Materials	5.8%
Energy	5.3%
Telecommunications	4.9%
Utilities	4.0%
Real Estate Investment Trust	3.8%
Liabilities in Excess of Other Assets	(12.9)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying ''industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Shares		Value
COMMON STOCKS -- 91.8%
	Consumer Discretionary -- 10.5%
6,874	American Eagle Outfitters, Inc.	$ 176,387
6,300	Brown Shoe Co., Inc.	153,216
8,120	Carmax, Inc.*	207,060
5,060	Guess ?, Inc. (a)	243,082
2,480	J.C. Penney Co., Inc.	179,502
4,220	Officemax, Inc.	165,846
3,830	Priceline.com, Inc.* (a)	263,274
800	Sears Holdings Corp.*	135,600
6,420	Skechers USA, Inc.*	187,464
9,150	Volvo AB	181,994
516	YUM! Brands, Inc.	16,884

		1,910,309

	Consumer Staples -- 10.7%
5,135	Church & Dwight Co., Inc.	248,842
13,206	CVS Corp.	481,359
5,080	NBTY, Inc.*	219,456
4,280	Ralcorp Holding, Inc.*	228,766
4,630	Reynolds American, Inc.	301,876
45	Seaboard Corp.	105,525
10,800	Spartan Stores, Inc.	355,428

		1,941,252

	Energy -- 5.3%
2,030	Chevron Texaco Corp.	171,007
782	ConocoPhillips	61,387
1,980	Energy Transfer Partners LP	122,226
1,900	Holly Corp.	140,961
	Energy -- (continued)
1,400	Marathon Oil Corp.	$ 83,944
2,390	Plains All American Pipeline LP	152,124
5,036	The Williams Companies, Inc.	159,238
1,004	XTO Energy, Inc.	60,340

		951,227

	Financials -- 11.6%
3,372	Assurant, Inc. (a)	198,678
53	Berkshire Hathaway, Inc.*	191,065
1,630	Brookfield Asset Management, Inc. (a)	65,037
4,515	Cash America International, Inc.	179,020
5,240	CB Richard Ellis Group, Inc.*	191,260
4,119	Credicorp Ltd.	251,959
3,345	First Marblehead Corp. (a)	129,232
1,656	Franklin Resources, Inc.	219,370
4,015	Philadelphia Consolidated Holdings Corp.*	167,827
1,100	Shinhan Financial Group Co., Ltd. ADR	134,739
7,313	Sovereign Bancorp (a)	154,597
4,795	Willis Group Holdings Ltd.	211,268

		2,094,052

	Health Care -- 9.8%
3,410	Aetna, Inc.	168,454
372	Becton, Dickinson & Co.	27,714
10,250	Hlth Corp.*	143,602
2,150	Humana, Inc.*	130,956
3,600	inVentiv Health, Inc.*	131,796
Shares		Value
COMMON STOCKS -- (continued)
	Health Care -- (continued)
2,360	Laboratory Corporation of America Holdings*	$ 184,694
5,410	Merck & Co., Inc.	269,418
1,048	Pediatrix Medical Group, Inc.*	57,797
3,361	Thermo Fisher Scientific, Inc.*	173,831
1,910	Wellcare Group, Inc.*	172,874
1,920	Wellpoint, Inc.*	153,274
1,890	Zimmer Holdings, Inc.*	160,442

		1,774,852

	Industrials -- 11.0%
1,980	Ameron International Corp.	178,576
3,200	Belden CDT, Inc.	177,120
1,400	Canadian Pacific Railway Ltd.	96,348
4,100	General Cable Corp.* (a)	310,575
700	Genlyte Group, Inc.*	54,978
190	L-3 Communications Corp. (a)	18,504
2,600	Laidlaw International, Inc.	89,830
1,300	Loews Corp - Carolina Group	100,451
2,800	Manitowoc Co.	225,064
2,158	PACCAR, Inc.	187,832
1,400	Precision Castparts Corp.	169,904
2,960	Terex Corp.*	240,648
2,960	Watson Wyatt Worldwide, Inc.	149,421

		1,999,251

	Materials -- 5.8%
670	Freeport-McMoran Copper & Gold, Inc.	55,489
4,730	Methanex Corp.	118,912
2,090	Nucor Corp.	122,579
4,200	RPM International, Inc.	97,062
1,500	RTI International Metals, Inc.*	113,055
2,000	Silgan Holdings, Inc.	110,560
1,400	Southern Copper Corp. (a)	131,964
2,710	Syngenta AG ADR	105,500
1,790	United States Steel Corp.	194,663

		1,049,784

	Real Estate Investment Trusts -- 3.8%
3,100	American Real Estate Partners LP (a)	315,394
1,200	CBL & Associates Properties, Inc.	43,260
4,988	Digital Reality Trust, Inc.	187,948
5,142	Host Hotels & Resorts, Inc.	118,883
492	Ventas, Inc. (a)	17,835

		683,320

	Technology -- 14.4%
4,385	Accenture Ltd.	188,073
3,070	Anixter International, Inc.*	230,895
1,060	Apple Computer, Inc.*	129,362
9,000	Arris Group, Inc.* (a)	158,310
9,110	ASE Test Ltd.*	128,178
3,240	BMC Software, Inc.*	98,172
6,000	Cisco Systems, Inc.*	167,100
Shares		Value

	Technology -- (continued)
180	Fidelity National Information Services, Inc.	$ 9,770
3,810	Hewlett Packard Co.	170,002
4,800	InterDigital Communications Corp.*	154,416
5,180	McAfee, Inc.*	182,336
11,750	Mentor Graphics Corp.*	154,747
1,800	Mettler Toledo International, Inc.*	171,918
1,225	NCR Corp.*	64,362
5,600	NVIDIA Corp.*	231,336
4,855	Polycom, Inc.* (a)	163,128
4,965	Varian Semiconductor Equipment Associates, Inc.*	198,898

		2,601,003

	Telecommunications -- 4.9%
1,870	America Movil SA de CV ADR, Series L	115,809
3,306	American Tower Corp., Class A*	138,852
3,090	AT&T, Inc. (a)	128,235
9,660	Qwest Communications International, Inc.* (a)	93,702
4,700	SBA Communications Corp.*	157,873
4,700	Telefonos de Mexico ADR	178,083
3,760	Time Warner Telecom, Inc., Class A*	75,576

		888,130

	Utilities -- 4.0%
6,350	AES Corp.*	138,938
2,715	Allegheny Energy, Inc.*	140,474
2,075	FirstEnergy Corp.	134,315
3,790	NRG Energy, Inc.*	157,550
3,165	ONEOK, Inc.	159,548

		730,825

	Total Common Stocks (Cost $12,679,394)	16,624,005

CASH EQUIVALENTS -- 7.9%
1,426,693	Huntington Money Market Fund, Interfund Shares, 4.710% (b) (c)	1,426,693

	Total Cash Equivalents (Cost $1,426,693)	1,426,693

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 13.2%
	Pool of various securities for The Huntington Funds	2,383,472

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,383,472)	2,383,472

Total Investments (Cost $16,489,559) -- 112.9%		20,434,170
Liabilities in Excess of Other Assets -- (12.9)%		(2,333,161)

Net Assets -- 100.0%		$ 18,101,009

Huntington VA Rotating Markets Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

United States of America	39.5%
Europe	31.2%
Emerging Markets	16.5%
Asia	6.8%
Canada	3.2%
Cash[1]	2.5%
Other Assets in Excess of Liabilities	0.3%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Shares		Value
MUTUAL FUNDS -- 97.2%
	Exchange Traded Funds -- 97.2%
604	DIAMONDS Trust Series I	$ 81,027
1,394	iShares Dow Jones Select Dividend Index Fund	100,187
6,400	iShares Dow Jones U.S. Telecommunications Sector Index Fund	215,744
16,541	iShares EAFE Index Fund	1,333,701
6,800	iShares MSCI Belgium Index Fund	187,952
2,855	iShares MSCI Brazil Index Fund	174,755
10,892	iShares MSCI Canada Index Fund	325,235
3,779	iShares MSCI Emerging Markets Index Fund	496,447
10,225	iShares MSCI EMU Index Fund	1,203,891
11,900	iShares MSCI Germany Index Fund	393,890
14,390	iShares MSCI Hong Kong Index Fund	246,069
2,650	iShares MSCI Italy Index Fund	92,538
2,500	iShares MSCI Mexico Index Fund	154,400
1,175	iShares MSCI Pacific ex-Japan Index Fund	172,020
7,246	iShares MSCI South Korea Index Fund	435,774
13,193	iShares Russell 1000 Index Fund	1,077,208
3,551	iShares Russell 3000 Value Index Fund	400,198
4,480	iShares Russell Midcap Value Index Fund	705,421
2,400	iShares S&P Europe 350 Index Fund	280,752
2,100	iShares S&P Global 100 Index Fund	168,672
2,486	iShares S&P Small Cap 600 Index Fund	176,730
5,519	MidCap SPDR Trust Series 1 Index Fund	898,548
11,400	Rydex S&P Equal Weight Index Fund	583,224
546	S&P Depositary Receipt	82,064

	Total Mutual Funds (Cost $7,495,747)	9,986,447

CASH EQUIVALENTS -- 2.5%
261,647	Huntington Money Market Fund, Interfund Shares, 4.710%, (b) (c)	$ 261,647

	Total Cash Equivalents (Cost $261,647)	261,647

Total Investments (Cost $7,757,394) -- 99.7%		10,248,094
Other Assets in Excess of Liabilities -- 0.3%		25,888

Net Assets -- 100.0%		$ 10,273,982

Huntington VA Situs Small Cap Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

Industrials	20.4%
Consumer Discretion	16.0%
Technology	12.3%
Health Care	11.8%
Energy	11.4%
Materials	10.8%
Financials	7.2%
Consumer Staples	2.9%
Cash[1]	2.2%
Real Estate Investment Trusts	2.0%
Utilities	2.0%
Telecommunications	0.8%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Shares		Value
COMMON STOCKS -- 97.6%
	Finland -- 1.4%
	Industrials -- 1.4%
2,000	Cargotec Corp., Class B	$ 123,611
2,100	Kone OYJ, Class B	132,890

		256,501

	Germany -- 1.2%
	Consumer Staples -- 0.5%
1,500	Douglas Holding AG	97,986

		97,986

	Health Care -- 0.7%
1,900	Stada Arzneimittel AG	121,391

		121,391

		219,377

	Hong Kong -- 0.5%
	Consumer Discretionary -- 0.5%
13,000	Television Broadcasts Ltd.	91,445

	Ireland -- 0.5%
	Consumer Staples -- 0.5%
3,500	Kerry Group PLC	98,047

	Japan -- 1.2%
	Industrials -- 0.4%
3,500	Sato Corp.	65,388

		65,388

	Technology -- 0.8%
14,800	Furuno Electric Co. Ltd.	148,950

		148,950

		214,338

	Sweden -- 0.6%
	Consumer Discretionary -- 0.6%
4,800	Haldex AB	$ 109,873

	United Kingdom -- 0.7%
	Technology -- 0.7%
25,000	Halma PLC	120,851

	United States -- 91.5%
	Consumer Discretionary -- 14.9%
4,500	AnnTaylor Stores Corp.*	159,390
5,000	Audiovox Corp., Class A*	64,850
10,000	Brunswick Corp.	326,300
6,000	Cabela’s Inc., Class A*	132,780
1,300	Columbia Sportswear Co.	89,284
3,000	Ennis, Inc.	70,560
2,000	Fossil, Inc.*	58,980
5,000	Gander Mountain Co.*	56,750
5,000	Garmin Ltd.	369,850
2,000	Hilb, Rogal & Hobbs Co.	85,720
1,000	Home Depot, Inc.	39,350
2,000	Jakks Pacific, Inc.*	56,280
4,000	Movado Group, Inc.	134,960
1,500	Polo Ralph Lauren Corp.	147,165
2,000	RENT-A-CENTER, Inc.*	52,460
11,000	ScanSource, Inc.*	351,890
3,000	Skechers USA, Inc.*	87,600
5,000	Speedway Motorsports, Inc.	199,900
800	Toll Brothers, Inc.*	19,984
8,500	Urban Outfitters, Inc.*	204,255
350	West Marine, Inc.*	4,816

		2,713,124

COMMON STOCKS -- (continued)
	United States -- (continued)
	Consumer Staples -- 1.9%
7,100	Fresh Del Monte Produce, Inc.	$ 177,855
5,200	Performance Food Group Co.*	168,948

		346,803

	Energy -- 11.4%
1,000	Alliance Resource Partners	41,900
1,000	Atwood Oceanics, Inc.*	68,620
4,550	CARBO Ceramics, Inc.	199,335
13,000	Denbury Resources, Inc.*	487,500
3,500	Dril-Quip, Inc.*	157,325
10,000	Headwaters, Inc.*	172,700
1,744	Helix Energy Solutions Group, Inc.*	69,603
59	Hugoton Royalty Trust	1,489
2,000	National-Oilwell Varco, Inc.*	208,480
4,000	Newfield Exploration Co.*	182,200
2,500	Oceaneering International, Inc.*	131,600
6,000	Pacific Ethanol, Inc.*	79,200
1,000	Saint Mary Land & Exploration Co.	36,620
3,000	TETRA Technologies, Inc.*	84,600
2,500	XTO Energy, Inc.	150,250

		2,071,422

	Financials -- 7.2%
4,250	Arch Capital Group Ltd.*	308,295
5,000	Bank of Florida Corp.*	86,900
3,000	BB&T Corp.	122,040
10,200	Colonial Bancgroup, Inc.	254,694
6,500	Cullen/Frost Bankers, Inc.	347,555
2,000	Philadelphia Consolidated Holdings Corp.*	83,600
1,500	WSFS Financial Corp.	98,145

		1,301,229

	Health Care -- 11.1%
2,000	Advanced Medical Optics, Inc.*	69,760
8,000	Albany Molecular Research*	118,800
5,650	Bio-Rad Laboratories, Inc., Class A*	426,970
8,000	Cerner Corp.*	443,760
6,500	Edwards LifeSciences Corp.*	320,710
2,000	Kindred Healthcare, Inc.*	61,440
1,000	Kinetic Concepts, Inc.*	51,970
1,000	Lincare Holdings, Inc.*	39,850
10,000	Mentor Corp.	406,800
100	Par Pharmaceutical, Inc.*	2,823
2,000	Viropharma, Inc.*	27,600
500	Wellcare Group, Inc.*	45,255

		2,015,738

	Industrials -- 18.6%
3,500	Alliant Techsystems, Inc.*	347,025
6,000	Armor Holdings, Inc.*	521,220
1,000	Be Aerospace, Inc.*	41,300
2,000	Exlservice Holdings, Inc.*	37,480
13,500	Jacobs Engineering Group, Inc.*	776,385
6,500	Overseas Shipholding Group, Inc.	529,100
	United States -- (continued)
	Industrials -- (continued)
5,000	Precision Castparts Corp.	$ 606,800
500	Ryder System, Inc.	26,900
3,000	Tidewater, Inc.	212,640
2,000	Timken Co.	72,220
5,000	Universal Forest Products, Inc.	211,300

		3,382,370

	Materials -- 10.8%
5,000	Albemarle Corp.	192,650
8,000	Ceradyne, Inc.*	591,680
3,000	Commercial Metals Co.	101,310
1,000	Deckers Outdoor Corp.*	100,900
500	Eagle Materials, Inc.	24,525
50	Florida Rock Industries	3,375
2,000	Quanex Corp.	97,400
2,000	RTI International Metals, Inc.*	150,740
1,500	Texas Industries, Inc.	117,615
4,400	The Scotts Co.	188,936
12,000	Trimble Navigation Ltd.*	386,400

		1,955,531

	Real Estate Investment Trusts -- 2.0%
1,500	Camden Property Trust	100,455
1,000	CBL & Associates Properties, Inc.	36,050
3,000	Colonial Properties Trust	109,350
4,500	Equity One, Inc.	114,975
1,000	HRPT Properties Trust	10,400

		371,230

	Technology -- 10.8%
500	Anixter International, Inc.*	37,605
4,000	Black Box Corp.	165,520
2,000	Brocade Communications Systems, Inc.*	15,640
1,000	Compuware Corp.*	11,860
3,000	Hutchinson Technology, Inc.*	56,430
6,000	Imation Corp.	221,160
10,000	Methode Electronics, Inc.	156,500
1,000	Netgear, Inc.*	36,250
19,000	Red Hat, Inc.*	423,320
15,000	Standard Microsystems Corp.*	515,100
1,000	StarTek, Inc.	10,790
9,000	Transaction Systems Architects, Inc.*	302,940

		1,953,115

	Telecommunications -- 0.8%
1,000	CommScope, Inc.*	58,350
7,300	General Communication, Inc., Class A*	93,513

		151,863

	Utilities -- 2.0%
1,000	AGL Resources, Inc.	40,480
4,000	Hawaiian Electric Industries, Inc.	94,760
8,000	UGI Corp.	218,240

		353,480

		16,615,905

	Total Common Stocks (Cost $15,318,241)	17,726,337

CASH EQUIVALENTS -- 2.2%
399,607	Huntington Money Market Fund, Interfund Shares, 4.710% (b) (c)	$ 399,607

	Total Cash Equivalents (Cost $399,607)	399,607

Total Investments (Cost $15,717,848) -- 99.8%		18,125,944
Other Assets in Excess of Liabilities -- 0.2%		37,787

Net Assets -- 100.0%		$ 18,163,731

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2007

Asset Allocation	Percentage of Net Assets

U.S. Government Mortgage Backed Agencies	77.2%
U.S. Government Agencies	9.5%
Cash[1]	6.5%
Real Estate Investment Trusts (Includes 7.4% Common Stock and 0.2% Preferred Stock)	7.6%
Collateralized Mortgage Obligations	1.8%
Liabilities in Excess of Other Assets	(2.6)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2007

Principal Amount		Value
U.S. GOVERNMENT MORTGAGE BACKED AGENCIES -- 77.2%
	Federal Home Loan Bank -- 4.0%
$ 70,751	Series 6B-2012, Class A, 5.125%, 4/25/12	$ 70,292
167,099	Series 7I-2012, Class A, 5.000%, 6/15/12	165,044
75,146	Series SK-2015, Class 1, 5.140%, 8/18/15	73,673
52,386	Series Z2-2013, Class A, 4.800%, 2/25/13	52,776

		361,785

	Federal Home Loan Mortgage Corporation -- 34.6%
85,894	Pool # 1G0865, 4.908%, 7/1/35	83,883
197,398	Pool # A55565, 6.000%, 12/1/36	195,753
33,035	Pool # B18052, 4.500%, 3/1/15	32,043
92,300	Pool # C90779, 5.000%, 1/1/24	88,360
30,992	Pool # C90837, 5.500%, 6/1/24	30,290
94,206	Pool # C91000, 6.000%, 11/1/26	94,227
39,711	Pool # E96459, 5.000%, 5/1/18	38,530
280,643	Pool # G08168, 6.000%, 12/1/36	278,260
188,288	Pool # G12286, 5.000%, 7/1/21	182,026
171,446	Pool # G12297, 6.000%, 7/1/21	172,240
34,590	Pool # G18008, 4.500%, 9/1/19	32,927
17,785	Pool # G18015, 4.500%, 10/1/19	16,930
86,852	Pool # J03237, 5.500%, 8/1/16	85,890
79,420	Pool # M80982, 5.000%, 7/1/12	78,576
88,420	Pool # M81004, 5.000%, 1/1/13	87,480
34,350	Pool # M90777, 4.500%, 1/1/08	34,149
28,319	Series 1994-23, Class PK, 6.000%, 5/25/10	28,423
243,076	Series 2541, Class VL, 5.500%, 11/15/20	237,639
35,449	Series 2548, Class HA, 4.500%, 1/15/10	35,016
	Federal Home Loan Mortgage Corporation -- (continued)
$ 119,260	Series 2770, Class TC, 4.000%, 1/15/18	$ 113,929
300,000	Series 2802, Class MB, 5.500%, 11/15/31	291,750
61,566	Series 3046, Class YA, 5.000%, 2/15/19	60,416
163,917	Series R005, Class AB, 5.500%, 12/15/18	161,986
154,016	Series R007, Class AC, 5.875%, 5/15/16	153,955
363,443	Series R009, Class AJ, 5.750%, 12/15/18	360,767
285,338	Series R010, Class AB, 5.500%, 12/15/19	281,496

		3,256,941

	Federal National Mortgage Association -- 31.7%
143,119	Pool # 254717, 4.500%, 4/1/13	139,626
29,239	Pool # 254908, 5.000%, 9/1/23	27,924
89,317	Pool # 254914, 4.500%, 9/1/13	87,012
49,672	Pool # 254955, 4.000%, 10/1/10	48,127
31,076	Pool # 255224, 4.000%, 5/1/11	30,020
17,769	Pool # 255360, 5.000%, 8/1/24	16,953
72,486	Pool # 255711, 5.500%, 4/1/25	70,763
72,649	Pool # 255745, 5.500%, 5/1/25	70,922
74,159	Pool # 255767, 5.500%, 6/1/25	72,396
59,752	Pool # 255808, 5.000%, 7/1/25	56,929
298,299	Pool # 256001, 6.000%, 11/1/25	298,118
83,031	Pool # 256116, 6.000%, 2/1/26	82,913
79,827	Pool # 357771, 5.000%, 5/1/25	76,056
31,850	Pool # 721540, 5.000%, 7/1/33	30,007
353,296	Pool # 745418, 5.500%, 4/1/36	341,669
Principal Amount		Value
U.S. GOVERNMENT MORTGAGE BACKED AGENCIES -- (continued)
	Federal National Mortgage Association -- (continued)
$ 150,379	Pool # 746683, 5.500%, 10/1/33	$ 145,725
92,114	Pool # 786457, 5.285%, 7/1/34	91,063
277,441	Pool # 831487, 5.500%, 4/1/36	267,762
66,579	Pool # 845573, 5.627%, 2/1/36	66,933
277,291	Pool # 868935, 5.500%, 5/1/36	267,617
192,845	Pool # 903812, 5.500%, 12/1/36	186,117
95,918	Pool # 907484, 6.000%, 1/1/37	94,906
220,111	Pool #254501, 5.500%, 9/1/22	215,311
88,115	Series 1999-13, Class PH, 6.000%, 4/25/29	87,750
25,589	Series 2003-15, Class P, 5.000%, 12/25/26	25,518
50,000	Series 2672, Class GH, 5.500%, 8/15/31	48,313

		2,946,450

	Government National Mortgage Association -- 6.9%
21,498	Pool # 3571, 6.500%, 6/20/34	21,914
26,828	Pool # 3590, 5.500%, 8/20/19	26,433
16,634	Pool # 3637, 5.500%, 11/20/34	16,151
76,276	Pool # 3708, 5.500%, 5/20/20	75,101
61,183	Pool # 3710, 5.000%, 5/20/35	57,692
83,906	Pool # 3741, 4.500%, 8/20/20	79,699
288,994	Pool # 605653, 5.500%, 8/15/34	281,006
82,540	Pool # 650348, 5.500%, 11/15/35	80,212

		638,208

	Total U.S. Government Mortgage Backed Agencies (Cost $7,326,635)	7,203,384

U.S. GOVERNMENT AGENCIES -- 9.5%
	Federal Home Loan Bank -- 4.2%
200,000	5.125%, 2/2/09	199,762
200,000	5.300%, 4/24/09	199,681

		399,443

	Federal Home Loan Mortgage Corporation -- 3.1%
100,000	4.000%, 4/8/11	95,928
200,000	4.500%, 4/15/26	197,040

		292,968

	Federal National Mortgage Association -- 2.2%
100,000	5.000%, 3/2/15	97,660
100,000	5.600%, 2/8/16	99,388

		197,048

	Total U.S. Government Agencies (Cost $893,994)	889,459

Shares		Value
COMMON STOCKS -- 7.4%
	Real Estate Investment Trusts -- 7.4%
400	Acadia Realty Trust	$ 10,380
400	Alexandria Real Estate Equities, Inc.	38,728
500	AMB Property Corp.	26,610
600	American Campus Communities, Inc.	16,974
100	Archstone-Smith Trust	5,911
200	Avalonbay Communities, Inc.	23,776
300	Boston Properties, Inc.	30,639
600	Brandywine Realty Trust	17,148
400	BRE Properties, Inc., Class A	23,716
200	CBL & Associates Properties, Inc.	7,210
100	Cedar Shopping Centers, Inc.	1,435
300	Corporate Office Properties Trust	12,303
100	Developers Diversified Realty Corp.	5,271
700	Digital Reality Trust, Inc.	26,376
200	Douglas Emmett, Inc.	4,948
300	Duke Realty Corp.	10,701
100	EastGroup Properties, Inc.	4,382
200	Equity Lifestyle Properties, Inc.	10,438
400	Equity Residential Properties Trust	18,252
200	Essex Property Trust, Inc.	23,260
100	Federal Realty Investment Trust	7,726
600	General Growth Properties, Inc.	31,770
500	Health Care Property Investors, Inc.	14,465
200	Home Properties, Inc.	10,386
300	Hospitality Properties Trust	12,447
1,100	Host Hotels & Resorts, Inc.	25,432
400	Kimco Realty Corp.	15,228
300	Mack-Cali Realty Corp.	13,047
800	National Retail Properties, Inc.	17,488
500	Nationwide Health Properties, Inc.	13,600
400	Pennsylvania Real Estate Investment Trust	17,732
500	ProLogis	28,450
300	Public Storage, Inc.	23,046
500	Realty Income Corp.	12,595
100	Regency Centers Corp.	7,050
100	Simon Property Group, Inc.	9,304
120	SL Green Realty Corp.	14,867
300	Sunstone Hotel Investors, Inc.	8,517
500	Tanger Factory Outlet Centers, Inc.	18,725
500	U-STORE-IT Trust	8,195
200	UDR, Inc.	5,260
300	Ventas, Inc.	10,875
300	Vornado Realty Trust	32,952
300	Weingarten Realty Investors	12,330

	Total Common Stocks (Cost $659,572)	689,945

Principal Amount or Shares		Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%
$ 171,792	CitiCorp Mortgage Securities, Inc., 5.500%, 10/25/35	$ 168,949

	Total Collateralized Mortgage Obligations (Cost $170,235)	168,949

PREFERRED STOCKS -- 0.2%
	Real Estate Investment Trusts -- 0.2%
300	Simon Property Group, 6.000%	22,797

	Total Preferred Stocks (Cost $21,282)	22,797

CASH EQUIVALENTS -- 6.5%
606,490	Huntington Money Market Fund, Interfund Shares, 4.710% (b) (c)	606,490

	Total Cash Equivalents (Cost $606,490)	606,490

Total Investments (Cost $9,678,208) -- 102.6%		9,581,024
Liabilities in Excess of Other Assets -- (2.6)%		(245,165)

Net Assets -- 100.0%		$ 9,335,859

See Notes to Portfolio of Investments on page 25.

See Notes which are an integral part of the Financial Statements.

Huntington Funds

Notes to Portfolio of Investments

(a) A portion or all of the security was held on loan as of June 30, 2007.

(b) Investment in an affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2007.

* Non-income producing security.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
AMEX	--	American Stock Exchange
EAFE	--	Europe, Australasia and Far East
EMU	--	European Monetary Union
MSCI	--	Morgan Stanley Capital International
SPA	--	Sales and Purchase Agreement
S&P	--	Standard & Poor’s
SPDR	--	Standard & Poor’s Depositary Receipt

Huntington Funds

Statements of Assets and Liabilities

June 30, 2007 (Unaudited)

	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Assets:
Investments, at cost(1)	$ 65,242,088	$ 22,198,944	$ 40,978,113	$ 8,984,238	$ 10,611,051

Investments, at value(1)	64,697,825	24,815,868	46,755,989	10,686,841	10,729,420
Investments in affiliatied securities, at value	2,013,747	728,694	287,291	--	258,296

Total Investments	66,711,572	25,544,562	47,043,280	10,686,841	10,987,716
Cash	--	--	--	592,041	--
Foreign currencies; at value (Cost $0, $0, $0, $43,011, and $0)	--	--	--	43,152	--
Income receivable	226,419	22,981	67,742	11,871	8,341
Receivable for shares sold	14,951	22,246	--	22,006	7,456
Tax reclaims receivable	--	--	--	61	--
Receivable from adviser	--	--	--	1,388	--
Prepaid expenses and other assets	3,596	2,159	1,137	7,901	3,654

Total assets	66,956,538	25,591,948	47,112,159	11,365,261	11,007,167

Liabilities:
Options written; at value (premium received $0, $0, $173,356, $0 and $0)	--	--	166,213	--	--
Cash overdraft	3,061	--	--	--	--
Payable for investments purchased	499,342	--	--	--	--
Payable for shares redeemed	--	--	9,320	1,697	158
Payable for return of collateral received for securities on loan	9,570,514	2,886,590	6,196,644	--	--
Accrued expenses and other payables
Investment adviser fees	28,016	11,222	20,270	5,451	5,433
Administration fees	6,303	2,525	4,561	1,227	1,222
Custodian fees	1,214	486	878	--	235
Financial administration fees	971	576	955	--	481
Transfer agent fees	4,052	266	1,975	66	120
Trustees’ fees	1,082	479	853	114	202
Compliance service fees	1,343	538	972	261	260
Other	5,227	1,229	2,432	574	1,598

Total liabilities	10,121,125	2,903,911	6,405,073	9,390	9,709

Net Assets	$ 56,835,413	$ 22,688,037	$ 40,707,086	$ 11,355,871	$ 10,997,458

Net Assets Consist of:
Paid in capital	$ 52,303,896	$ 18,326,118	$ 31,609,849	$ 9,348,576	$ 10,030,758
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	1,469,484	3,345,618	6,072,310	1,702,778	376,665
Accumulated net realized gain on investments, options and foreign currency transactions	1,977,419	955,473	2,633,306	226,206	566,042
Accumulated net investment income	1,084,614	60,828	391,621	78,311	23,993

Total Net Assets	$ 56,835,413	$ 22,688,037	$ 40,707,086	$ 11,355,871	$ 10,997,458

Shares Outstanding	4,453,313	2,247,206	3,152,232	662,381	910,262

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 12.76	$ 10.10	$ 12.91	$ 17.14	$ 12.08

(1) Includes securities on loan of $9,247,104; $2,810,423; $5,905,583; $0 and $0.

Huntington Funds

Statements of Assets and Liabilities

June 30, 2007 (Unaudited)

	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund

Assets:
Investments, at cost(1)	$ 27,153,847	$ 16,489,559	$ 7,757,394	$ 15,717,848	$ 9,678,208

Investments, at value(1)	33,925,678	19,007,477	9,986,447	17,726,337	8,974,534
Investments in affiliatied securities, at value	3,421,710	1,426,693	261,647	399,607	606,490

Total Investments	37,347,388	20,434,170	10,248,094	18,125,944	9,581,024
Foreign currencies; at value (Cost $0, $0, $0, $2,512 and $0)	--	--	--	2,536	--
Income receivable	36,064	22,769	15,373	7,538	48,992
Receivable for investments sold	94,693	--	--	--	--
Receivable for shares sold	5,289	40,746	14,713	38,665	7,234
Receivable from adviser	--	--	--	5	1,788
Prepaid expenses and other assets	1,196	2,830	3,721	5,452	3,531

Total assets	37,484,630	20,500,515	10,281,901	18,180,140	9,642,569

Liabilities:
Cash overdraft	20	15	--	1,693	--
Payable for investments purchased	--	--	--	--	298,206
Payable for shares redeemed	--	800	55	829	--
Payable for return of collateral received for securities on loan	5,212,417	2,383,472	--	--	--
Accrued expenses and other payables
Investment adviser fees	15,969	8,857	5,057	8,826	4,534
Administration fees	3,593	1,993	1,138	1,986	1,020
Custodian fees	692	384	219	--	196
Financial administration fees	1,263	1,274	412	--	1,501
Transfer agent fees	513	172	103	163	70
Trustees’ fees	630	330	179	286	115
Compliance service fees	766	425	242	423	217
Other	3,133	1,784	514	2,203	851

Total liabilities	5,238,996	2,399,506	7,919	16,409	306,710

Net Assets	$ 32,245,634	$ 18,101,009	$ 10,273,982	$ 18,163,731	$ 9,335,859

Net Assets Consist of:
Paid in capital	$ 21,527,041	$ 13,365,367	$ 7,438,933	$ 15,081,100	$ 9,251,640
Net unrealized appreciation (depreciation) of investments and translations of assets and liabilities in foreign currency	10,193,541	3,944,611	2,490,700	2,408,120	(97,184)
Accumulated net realized gain on investments and foreign currency transactions	425,574	727,257	344,293	599,077	15,086
Accumulated net investment income	99,478	63,774	56	75,434	166,317

Total Net Assets	$ 32,245,634	$ 18,101,009	$ 10,273,982	$ 18,163,731	$ 9,335,859

Shares Outstanding	1,698,094	943,714	681,681	1,114,210	853,614

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 18.99	$ 19.18	$ 15.07	$ 16.30	$ 10.94

(1) Includes securities on loan of $5,055,016; $2,338,679; $0; $0 and $0.

See Notes which are an integral part of the Financial Statements.

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2007 (Unaudited)

	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Investment Income:
Dividend income	$ 1,260,581	$ 152,586	$ 524,876	$ 130,819	$ 69,469
Dividend income from affiliated securities	30,111	6,632	14,949	--	5,318
Income from securities lending	13,975	2,341	4,407	--	--
Foreign dividend taxes withheld	--	--	--	(4,624)	--

Total investment income	1,304,667	161,559	544,232	126,195	74,787

Expenses:
Investment adviser fees	165,049	64,764	117,661	27,986	31,426
Administration fees	37,136	14,572	26,474	6,297	7,071
Custodian fees	7,152	2,806	5,098	2,853	1,362
Transfer and dividend disbursing agent fees and expenses	6,493	2,711	4,839	939	1,299
Trustees’ fees	1,477	588	1,070	216	276
Auditing fees	3,332	1,280	2,364	586	641
Legal fees	983	394	717	134	182
Financial administration fees	12,076	5,643	9,013	3,527	3,650
Printing and postage	11,052	4,483	8,117	1,510	2,062
Insurance premiums	890	2,687	2,724	3,021	2,491
Compliance service fees	441	170	309	71	82
Other	1,662	808	1,423	172	252

Total expenses	247,743	100,906	179,809	47,312	50,794

Reimbursements:
Reimbursements from adviser	--	--	--	(1,388)	--

Net expenses	247,743	100,906	179,809	45,924	50,794

Net investment income	1,056,924	60,653	364,423	80,271	23,993

Realized and Unrealized Gain (Loss) on Investments, Options, and Foreign Currency Transactions:
Net realized gain on investment transactions	2,032,666	964,216	3,004,968	232,542	585,075
Net realized (loss) on option transactions	--	--	(63,830)	--	--
Net realized (loss) on foreign currency transactions	--	--	--	(1,870)	--

Net realized gain on investments, options and foreign currency transactions	2,032,666	964,216	2,941,138	230,672	585,075
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(2,128,978)	373,392	(395,270)	531,605	20,356

Net realized and unrealized gain (loss) on investments, options and translation of assets and liabilities in foreign currency	(96,312)	1,337,608	2,545,868	762,277	605,431

Change in net assets resulting from operations	$ 960,612	$ 1,398,261	$ 2,910,291	$ 842,548	$ 629,424

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2007 (Unaudited)

	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund

Investment Income:
Dividend income	$ 149,025	$ 107,546	$ 36,255	$ 123,917	$ 7,455
Dividend income from affiliated securities	85,375	24,567	9,028	20,793	15,702
Interest income	--	2,146	--	3,392	184,070
Income from securities lending	6,697	4,432	--	--	--

Total investment income	241,097	138,691	45,283	148,102	207,227

Expenses:
Investment adviser fees	91,482	49,240	27,894	47,990	24,403
Administration fees	20,584	11,079	6,276	10,798	5,491
Custodian fees	3,964	2,134	1,209	31	1,057
Transfer and dividend disbursing agent fees and expenses	3,728	1,918	1,194	1,803	924
Trustees’ fees	831	435	247	409	200
Auditing fees	1,857	1,008	564	1,024	505
Legal fees	556	285	165	264	133
Financial administration fees	8,491	5,540	2,806	4,635	7,225
Printing and postage	6,212	3,147	1,862	2,920	1,449
Insurance premiums	2,728	2,497	2,607	2,343	3,016
Compliance service fees	242	129	72	125	65
Other	944	430	331	331	169

Total expenses	141,619	77,842	45,227	72,673	44,637

Reimbursements:
Reimbursements from adviser	--	--	--	(5)	(3,727)

Net expenses	141,619	77,842	45,227	72,668	40,910

Net investment income	99,478	60,849	56	75,434	166,317

Realized and Unrealized Gain (Loss) on Investments, Options, and Foreign Currency Transactions:
Net realized gain on investment transactions	425,574	727,257	344,293	604,332	15,984
Net realized gain on option transactions	--	--	--	1,675	--
Net realized (loss) on foreign currency transactions	--	--	--	(6,930)	--

Net realized gain on investments, options and foreign currency transactions	425,574	727,257	344,293	599,077	15,984
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	2,653,595	907,054	489,620	1,364,320	(175,914)

Net realized and unrealized gain (loss) on investments, options and translation of assets and liabilities in foreign currency	3,079,169	1,634,311	833,913	1,963,397	(159,930)

Change in net assets resulting from operations	$ 3,178,647	$ 1,695,160	$ 833,969	$ 2,038,831	$ 6,387

See Notes which are an integral part of the Financial Statements.

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA Growth Fund

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006

Increase in Net Assets
Operations:
Net investment income	$ 1,056,924	$ 1,892,170	$ 60,653	$ 96,168
Net realized gain on investment transactions	2,032,666	2,672,303	964,216	3,153
Net change in unrealized appreciation/depreciation of investments	(2,128,978)	2,950,662	373,392	1,436,151

Change in net assets resulting from operations	960,612	7,515,135	1,398,261	1,535,472

Distributions to Shareholders:
From net investment income	(1,864,480)	(1,674,502)	(96,168)	(84,462)
From net realized gains	(2,630,367)	(1,099,175)	(3,153)	(234,355)

Change in net assets resulting from distributions to shareholders	(4,494,847)	(2,773,677)	(99,321)	(318,817)

Change in net assets resulting from capital transactions	6,698,915	4,735,251	198,090	46

Change in net assets	3,164,680	9,476,709	1,497,030	1,216,701
Net Assets:
Beginning of period	53,670,733	44,194,024	21,191,007	19,974,306

End of period	$ 56,835,413	$ 53,670,733	$ 22,688,037	$ 21,191,007

Accumulated net investment income included in net assets at end of period	$ 1,084,614	$ 1,892,170	$ 60,828	$ 96,343

Capital Transactions:
Shares issued	2,882,854	4,948,823	980,267	1,865,496
Dividends reinvested	4,494,843	2,773,676	99,317	318,814
Shares redeemed	(678,782)	(2,987,248)	(881,494)	(2,184,264)

Net change resulting from capital transactions	$ 6,698,915	$ 4,735,251	$ 198,090	$ 46

Share Transactions:
Shares Issued	214,069	386,589	99,196	205,823
Dividends Reinvested	345,491	230,563	9,814	36,024
Shares Redeemed	(49,949)	(235,135)	(90,203)	(240,936)

Net change resulting from share transactions	509,611	382,017	18,807	911

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Income Equity Fund		Huntington VA International Equity Fund

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006

Increase in Net Assets
Operations:
Net investment income	$ 364,423	$ 739,090	$ 80,271	$ 57,392
Net realized gain on investments, options and foreign currency transactions	2,941,138	1,646,857	230,672	48,559
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	(395,270)	1,968,203	531,605	932,098

Change in net assets resulting from operations	2,910,291	4,354,150	842,548	1,038,049

Distributions to Shareholders:
From net investment income	(711,838)	(708,376)	(1,842)	(54,689)
From net realized gains	(1,314,280)	(1,067,128)	(20,630)	(34,790)

Change in net assets resulting from distributions to shareholders	(2,026,118)	(1,775,504)	(22,472)	(89,479)

Change in net assets resulting from capital transactions	1,208,860	698,010	2,869,751	4,556,859

Change in net assets	2,093,033	3,276,656	3,689,827	5,505,429
Net Assets:
Beginning of period	38,614,053	35,337,397	7,666,044	2,160,615

End of period	$ 40,707,086	$ 38,614,053	$ 11,355,871	$ 7,666,044

Accumulated net investment income (loss) included in net assets at end of period	$ 391,621	$ 739,036	$ 78,311	$ (118)

Capital Transactions:
Shares issued	914,370	2,260,543	3,027,693	4,662,679
Dividends reinvested	2,026,118	1,775,499	24,431	89,478
Shares redeemed	(1,731,628)	(3,338,032)	(182,373)	(195,298)

Net change resulting from capital transactions	$ 1,208,860	$ 698,010	$ 2,869,751	$ 4,556,859

Share Transactions:
Shares Issued	71,037	188,325	185,360	324,273
Dividends Reinvested	156,216	152,142	1,457	5,682
Shares Redeemed	(134,417)	(280,102)	(11,153)	(13,772)

Net change resulting from share transactions	92,836	60,365	175,664	316,183

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Macro 100 Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006

Increase in Net Assets
Operations:
Net investment income	$ 23,993	$ 44,869	$ 99,478	$ 176,565	$ 60,849	$ 30,768
Net realized gain on investment transactions	585,075	808,461	425,574	351,953	727,257	338,258
Net change in unrealized appreciation/depreciation of investments	20,356	(246,683)	2,653,595	1,365,242	907,054	907,488

Change in net assets resulting from operations	629,424	606,647	3,178,647	1,893,760	1,695,160	1,276,514

Distributions to Shareholders:
From net investment income	(43,253)	(14,450)	(176,565)	(105,600)	(28,043)	(14,400)
From net realized gains	(807,611)	(105,627)	(351,953)	(322,968)	(338,258)	(180,902)

Change in net assets resulting from distributions to shareholders	(850,864)	(120,077)	(528,518)	(428,568)	(366,301)	(195,302)

Change in net assets resulting from capital transactions	1,080,557	1,902,976	781,637	2,134,150	1,645,074	3,308,497

Change in net assets	859,117	2,389,546	3,431,766	3,599,342	2,973,933	4,389,709
Net Assets:
Beginning of period	10,138,341	7,748,795	28,813,868	25,214,526	15,127,076	10,737,367

End of period	$ 10,997,458	$ 10,138,341	$ 32,245,634	$ 28,813,868	$ 18,101,009	$ 15,127,076

Accumulated net investment income included in net assets at end of period	$ 23,993	$ 43,253	$ 99,478	$ 176,565	$ 63,774	$ 30,968

Capital Transactions:
Shares issued	676,031	2,391,389	953,325	3,396,668	1,745,483	3,911,096
Dividends reinvested	850,864	120,076	528,516	428,567	366,300	195,301
Shares redeemed	(446,338)	(608,489)	(700,204)	(1,691,085)	(466,709)	(797,900)

Net change resulting from capital transactions	$ 1,080,557	$ 1,902,976	$ 781,637	$ 2,134,150	$ 1,645,074	$ 3,308,497

Share Transactions:
Shares Issued	54,826	197,515	51,911	202,465	92,944	232,544
Dividends Reinvested	71,083	10,006	28,038	25,895	19,238	11,488
Shares Redeemed	(35,987)	(50,796)	(38,047)	(100,861)	(25,161)	(47,240)

Net change resulting from share transactions	89,922	156,725	41,902	127,499	87,021	196,792

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Rotating Markets Fund		Huntington VA Situs Small Cap Fund		Huntington VA Mortgage Securities Fund

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006

Increase in Net Assets
Operations:
Net investment income	$ 56	$ 81,313	$ 75,434	$ 473	$ 166,317	$ 181,332
Net realized gain on investments, options and foreign currency transactions	344,293	452,797	599,077	224,009	15,984	4,049
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	489,620	828,314	1,364,320	312,822	(175,914)	90,982

Change in net assets resulting from operations	833,969	1,362,424	2,038,831	537,304	6,387	276,363

Distributions to Shareholders:
From net investment income	(81,313)	(47,074)	--	(8,863)	(181,596)	(52,721)
From net realized gains	(452,797)	(254,062)	(102,084)	(159,616)	(1,930)	--

Change in net assets resulting from distributions to shareholders	(534,110)	(301,136)	(102,084)	(168,479)	(183,526)	(52,721)

Change in net assets resulting from capital transactions	1,416,107	649,708	1,825,389	6,029,494	2,381,397	3,700,026

Change in net assets	1,715,966	1,710,996	3,762,136	6,398,319	2,204,258	3,923,668
Net Assets:
Beginning of period	8,558,016	6,847,020	14,401,595	8,003,276	7,131,601	3,207,933

End of period	$ 10,273,982	$ 8,558,016	$ 18,163,731	$ 14,401,595	$ 9,335,859	$ 7,131,601

Accumulated net investment income included in net assets at end of period	$ 56	$ 81,313	$ 75,434	$ --	$ 166,317	$ 181,596

Capital Transactions:
Shares issued	1,108,759	1,062,312	2,042,891	6,407,155	2,452,150	3,933,545
Dividends reinvested	534,110	301,136	102,082	168,478	183,526	52,721
Shares redeemed	(226,762)	(713,740)	(319,584)	(546,139)	(254,279)	(286,240)

Net change resulting from capital transactions	$ 1,416,107	$ 649,708	$ 1,825,389	$ 6,029,494	$ 2,381,397	$ 3,700,026

Share Transactions:
Shares Issued	73,744	78,727	131,431	450,733	219,183	360,915
Dividends Reinvested	35,679	22,952	6,441	11,645	16,564	5,002
Shares Redeemed	(15,075)	(53,591)	(21,028)	(38,793)	(22,524)	(26,622)

Net change resulting from share transactions	94,348	48,088	116,844	423,585	213,223	339,295

See Notes which are an integral part of the Financial Statements.

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions

Huntington VA Dividend Capture Fund
2002	$ 10.15	0.33	(0.33)	--	(0.34)	--
2003	$ 9.81	0.33	1.76	2.09	(0.36)	--
2004	$ 11.54	0.47	1.10	1.57	(0.01)	(0.16)
2005	$ 12.94	0.39	0.07	0.46	(0.39)	(0.60)
2006	$ 12.41	0.47	1.49	1.96	(0.46)	(0.30)
2007(2)	$ 13.61	0.26(6)	--(5)	0.26	(0.46)	(0.65)
Huntington VA Growth Fund
2002	$ 9.22	--	(1.90)	(1.90)	--	--
2003	$ 7.32	0.02	1.15	1.17	(0.02)	--
2004	$ 8.47	0.04	0.44	0.48	-- (5)	--
2005	$ 8.95	0.04	0.02	0.06	(0.04)	--(5)
2006	$ 8.97	0.04	0.65	0.69	(0.04)	(0.11)
2007(2)	$ 9.51	0.03	0.60	0.63	(0.04)	-- (5)
Huntington VA Income Equity Fund
2002	$ 10.10	0.23	(1.22)	(0.99)	(0.23)	--
2003	$ 8.88	0.20	1.43	1.63	(0.20)	--
2004	$ 10.31	0.20	1.20	1.40	--	(0.09)
2005	$ 11.62	0.23	0.12	0.35	(0.19)	--
2006	$ 11.78	0.24	1.20	1.44	(0.24)	(0.36)
2007(2)	$ 12.62	0.12	0.85	0.97	(0.24)	(0.44)
Huntington VA International Equity Fund
2004(7)	$ 10.00	0.03	1.10	1.13	(0.06)	--
2005	$ 11.07	0.06	1.62	1.68	(0.06)	(0.02)
2006	$ 12.67	0.13	3.14	3.27	(0.11)	(0.08)
2007(2)	$ 15.75	0.12	1.30	1.42	-- (5)	(0.03)
Huntington VA Macro 100 Fund
2004(7)	$ 10.00	0.05	1.08	1.13	--	--
2005	$ 11.13	(0.01)	0.58	0.57	(0.02)	--
2006	$ 11.68	0.05	0.79	0.84	(0.02)	(0.14)
2007(2)	$ 12.36	0.03	0.70	0.73	(0.05)	(0.96)
Huntington VA Mid Corp America Fund
2002	$ 11.15	--	(1.45)	(1.45)	--	--
2003	$ 9.70	0.01	2.86	2.87	(0.01)	(0.01)
2004	$ 12.55	0.02	2.10	2.12	--(5)	--
2005	$ 14.67	0.07	1.79	1.86	(0.02)	(0.02)
2006	$ 16.49	0.11	1.07	1.18	(0.07)	(0.20)
2007(2)	$ 17.40	0.06	1.85	1.91	(0.11)	(0.21)

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Six months ended June 30, 2007 (Unaudited).

(3) Not annualized.

(4) Computed on annualized basis.

(5) Amount is less than $0.005.

(6) Average shares method used in calculation.

(7) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(8) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals.

Total Distributions	Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

(0.34)	$ 9.81	(0.05)%	1.12%	5.89%	2.23%	4.78%	$ 3,396	70%
(0.36)	$ 11.54	21.36%	1.00%	5.22%	1.01%	5.21%	$ 17,360	87%
(0.17)	$ 12.94	13.75%	0.95%	4.72%	0.95%	4.72%	$ 31,782	88%
(0.99)	$ 12.41	3.59%	0.93%	4.41%	0.93%	4.41%	$ 44,194	111%
(0.76)	$ 13.61	16.59%	0.92%	3.90%	0.92%	3.90%	$ 53,671	94%
(1.11)	$ 12.76	1.76%(3)	0.90%(4)	3.84%(4)	0.90%(4)	3.84%(4)	$ 56,835	49%

--	$ 7.32	(20.56)%	1.02%	0.14%	1.58%	(0.42)%	$ 3,654	2%
(0.02)	$ 8.47	15.95%	1.00%	0.32%	1.00%	0.32%	$ 12,065	4%
--	$ 8.95	5.67%	0.95%	0.59%	0.95%	0.59%	$ 17,933	11%
(0.04)	$ 8.97	0.72%	0.95%	0.45%	0.95%	0.45%	$ 19,974	15%
(0.15)	$ 9.51	7.76%	0.93%	0.48%	0.93%	0.48%	$ 21,191	19%
(0.04)	$ 10.10	6.67%(3)	0.93%(4)	0.56%(4)	0.93%(4)	0.56%(4)	$ 22,688	71%

(0.23)	$ 8.88	(9.96)%	1.11%	2.81%	1.54%	2.38%	$ 8,712	4%
(0.20)	$ 10.31	18.43%	1.00%	2.63%	1.00%	2.63%	$ 21,232	97%
(0.09)	$ 11.62	13.66%	0.93%	2.00%	0.93%	2.00%	$ 31,348	47%
(0.19)	$ 11.78	2.98%	0.93%	2.15%	0.93%	2.15%	$ 35,337	53%
(0.60)	$ 12.62	12.59%	0.92%	2.03%	0.92%	2.03%	$ 38,614	73%
(0.68)	$ 12.91	7.61%(3)	0.92%(4)	1.86%(4)	0.92%(4)	1.86%(4)	$ 40,707	75%

(0.06)	$ 11.07	11.26%(3)	1.00%(4)	0.56%(4)	1.76%(4)	(0.20)%(4)	$ 403	31%
(0.08)	$ 12.67	15.21%	1.00%	0.96%	1.78%	0.18%	$ 2,161	7%
(0.19)	$ 15.75	25.84%	0.97%	1.31%	1.06%	1.22%	$ 7,666	10%
(0.03)	$ 17.14	9.13%(3)	0.98%(4)	1.72%(4)	1.01%(4)	1.69%(4)	$ 11,356	14%

--	$ 11.13	11.30%(3)	1.00%(4)	1.62%(4)	1.05%(4)	1.57%(4)	$ 2,324	1%
(0.02)	$ 11.68	5.14%	1.00%	0.28%	1.04%	0.23%	$ 7,749	82%
(0.16)	$ 12.36	7.26%	0.97%	0.49%	0.97%	0.49%	$ 10,138	213%(8)
(1.01)	$ 12.08	6.02%(3)	0.97%(4)	0.46%(4)	0.97%(4)	0.46%(4)	$ 10,997	143%

--	$ 9.70	(13.00)%	1.15%	(0.10)%	2.10%	(1.05)%	$ 3,106	3%
(0.02)	$ 12.55	29.63%	1.00%	0.20%	1.00%	0.20%	$ 10,352	25%
-- (5)	$ 14.67	16.91%	0.95%	0.17%	0.95%	0.17%	$ 17,805	10%
(0.04)	$ 16.49	12.67%	0.95%	0.49%	0.95%	0.49%	$ 25,215	7%
(0.27)	$ 17.40	7.24%	0.93%	0.65%	0.93%	0.65%	$ 28,814	8%
(0.32)	$ 18.99	10.97%(3)	0.93%(4)	0.65%(4)	0.93%(4)	0.65%(4)	$ 32,246	6%

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions

Huntington VA New Economy Fund
2002	$ 10.90	(0.02)	(1.47)	(1.49)	--	--
2003	$ 9.41	(0.02)	2.99	2.97	--	--
2004	$ 12.38	(0.03)	2.31	2.28	--	(0.28)
2005	$ 14.38	0.02	1.88	1.90	--	(0.01)
2006	$ 16.27	0.04	1.62	1.66	(0.02)	(0.25)
2007(2)	$ 17.66	0.06	1.87	1.93	(0.03)	(0.38)
Huntington VA Rotating Markets Fund
2002	$ 10.45	(0.01)	(1.57)	(1.58)	--	--
2003	$ 8.87	0.06	2.10	2.16	--	--
2004	$ 11.03	0.07	1.17	1.24	(0.05)	(0.33)
2005	$ 11.89	0.09	1.04	1.13	(0.08)	(0.24)
2006	$ 12.70	0.14	2.29	2.43	(0.09)	(0.47)
2007(2)	$ 14.57	--(5)(6)	1.34	1.34	(0.13)	(0.71)
Huntington VA Situs Small Cap Fund
2004(7)	$ 10.00	(0.01)	1.98	1.97	--	--
2005	$ 11.97	(0.01)	2.07	2.06	--(5)	(0.08)
2006	$ 13.95	--(5)	0.68	0.68	(0.01)	(0.18)
2007(2)	$ 14.44	0.07	1.88	1.95	--	(0.09)
Huntington VA Mortgage Securities Fund
2004(7)	$ 10.00	0.18	0.41	0.59	--	--
2005	$ 10.59	0.37(6)	(0.24)	0.13	(0.07)	--
2006	$ 10.65	0.43(6)	0.20	0.63	(0.14)	--
2007(2)	$ 11.14	0.15	(0.11)	0.04	(0.24)	--(5)

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Six months ended June 30, 2007 (Unaudited).

(3) Not annualized.

(4) Computed on annualized basis.

(5) Amount is less than $0.005.

(6) Average shares method used in calculation.

(7) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(8) Does not include the effect of expenses of underlying funds.

(9) Amount rounds to less than 0.005%.

See Notes which are an integral part of the Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

--	$ 9.41	(13.67)%	1.21%	(0.44)%	3.38%	(2.61)%	$ 755	20%
--	$ 12.38	31.56%	1.00%	(0.28)%	1.05%	(0.33)%	$ 2,998	80%
(0.28)	$ 14.38	18.75%	0.98%	(0.31)%	0.98%	(0.31)%	$ 5,881	18%
(0.01)	$ 16.27	13.24%	1.00%	0.18%	1.02%	0.16%	$ 10,737	49%
(0.27)	$ 17.66	10.28%	0.96%	0.24%	0.96%	0.24%	$ 15,127	51%
(0.41)	$ 19.18	10.94%(3)	0.95%(4)	0.74%(4)	0.95%(4)	0.74%(4)	$ 18,101	41%

--	$ 8.87	(15.12)%	1.21%(5)	(0.20)%(5)	3.33%(5)	(2.32)%(5)	$ 930	113%
--	$ 11.03	24.35%	1.00%(8)	1.02%(8)	1.06%(8)	0.96%(8)	$ 4,219	151%
(0.38)	$ 11.89	11.63%	0.98%(8)	0.77%(8)	0.98%(8)	0.77%(8)	$ 6,152	81%
(0.32)	$ 12.70	9.66%	1.00%(8)	0.75%(8)	1.00%(8)	0.75%(8)	$ 6,847	44%
(0.56)	$ 14.57	19.61%	0.97%(8)	1.08%(8)	0.97%(8)	1.08%(8)	$ 8,558	31%
(0.84)	$ 15.07	9.25%(3)	0.97%(4)(8)	-- (4)(8)(9)	0.97%(4)(8)	--(4)(8)(9)	$ 10,274	22%

--	$ 11.97	19.70%(3)	1.00%(4)	(0.19)%(4)	1.19%(4)	(0.38)%(4)	$ 1,319	3%
(0.08)	$ 13.95	17.18%	0.99%	(0.19)%	1.05%	(0.25)%	$ 8,003	10%
(0.19)	$ 14.44	4.84%	0.95%	0.01%	0.95%	0.01%	$ 14,402	17%
(0.09)	$ 16.30	13.56%(3)	0.91%(4)	0.94%(4)	0.91%(4)	0.94%(4)	$ 18,164	15%

--	$ 10.59	5.90%(3)	1.00%(4)	3.42%(4)	1.33%(4)	3.09%(4)	$ 407	51%
(0.07)	$ 10.65	1.25%	1.00%	3.53%	1.50%	3.03%	$ 3,208	19%
(0.14)	$ 11.14	5.89%	0.99%	3.99%	1.15%	3.83%	$ 7,132	36%
(0.24)	$ 10.94	0.44%(3)	1.00%(4)	4.09%(4)	1.10%(4)	4.00%(4)	$ 9,336	11%

Huntington Funds

Notes to Financial Statements

June 30, 2007 (Unaudited)

(1) Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust operates 30 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (each individually referred to as “Fund,” or collectively as the “Funds”):

Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
Huntington VA Growth Fund (VA Growth Fund)
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA International Equity Fund (VA International Equity Fund)
Huntington VA Macro 100 Fund (VA Macro 100 Fund)
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
Huntington VA New Economy Fund (VA New Economy Fund)
Huntington VA Rotating Markets Fund (VA Rotating Markets Fund)
Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund)
Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares (“Shares”) are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), they are sold only to separate accounts of Hartford Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company, and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value (“NAV”) per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Trustees, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange, “NYSE”, (generally 4:00 p.m., Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions, and income received from pass through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from the REITS during the year, which are known to be return of capital, are recorded as reduction to the cost of the individual REIT.

D. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to VA International Equity Fund, and VA Situs Small Cap Fund have been provided for in accordance with each Fund’s applicable country’s tax rules and rates.

As of June 30, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)**

VA Dividend Capture Fund	65,265,239	3,146,239	(1,699,906)	1,446,333
VA Growth Fund	22,207,516	3,419,013	(81,967)	3,337,046
VA Income Equity Fund	41,407,333	6,337,178	(701,231)	5,635,947
VA International Equity Fund	8,901,413	1,767,951	(72,523)	1,695,428
VA Macro 100 Fund	10,630,084	529,998	(172,366)	357,632
VA Mid Corp America Fund	27,153,847	10,419,715	(226,174)	10,193,541
VA New Economy Fund	16,486,634	4,171,654	(224,118)	3,947,536
VA Rotating Markets Fund	7,768,080	2,490,700	(10,686)	2,480,014
VA Situs Small Cap Fund	15,717,848	3,210,646	(802,550)	2,408,096
VA Mortgage Securities Fund	9,678,208	52,545	(149,729)	(97,184)

** The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be treated as occurring on the first business day of the following year for tax purposes. The following Fund had a deferred post October capital loss, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007:

Fund	Post-October Losses

VA Mortgage Securities Fund	$ (898)

The tax character of distributions paid during the fiscal year ended December 31, 2006, was as follows:

	Distributions Paid From			Total Distributions Paid

Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions

VA Dividend Capture Fund	$ 2,046,943	$ 726,734	$ 2,773,677	$ 2,773,677
VA Growth Fund	100,751	218,066	318,817	318,817
VA Income Equity Fund	777,005	998,499	1,775,504	1,775,504
VA International Equity Fund	65,334	22,185	87,519	87,519
VA Macro 100 Fund	104,493	15,584	120,077	120,077
VA Mid Corp America Fund	188,958	239,610	428,568	428,568
VA New Economy Fund	19,805	175,497	195,302	195,302
VA Rotating Markets Fund	76,971	224,165	301,136	301,136
VA Situs Small Cap Fund	100,419	68,060	168,479	168,479
VA Mortgage Securities Fund	52,721	--	52,721	52,721

As of December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)

VA Dividend Capture Fund	$ 4,100,964	$ 389,477	$ 4,490,441	$ --	$ 3,575,311	$ 8,065,752
VA Growth Fund	96,168	3,153	99,321	--	2,963,658	3,062,979
VA Income Equity Fund	711,838	1,314,280	2,026,118	--	6,186,946	8,213,064
VA International Equity Fund	9,862	12,610	22,472	--	1,166,707	1,189,179
VA Macro 100 Fund	606,449	244,415	850,864	--	337,276	1,188,140
VA Mid Corp America Fund	213,177	315,341	528,518	--	7,539,946	8,068,464
VA New Economy Fund	64,494	301,807	366,301	--	3,040,482	3,406,783
VA Rotating Markets Fund	260,862	273,248	534,110	--	2,001,080	2,535,190
VA Situs Small Cap Fund	4,281	97,803	102,084	--	1,043,800	1,145,884
VA Mortgage Securities Fund	181,596	1,930	183,526	(898)	78,730	261,358

* The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

As required, effective June 29, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

E. Foreign Exchange Contracts

The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2007, the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

F. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund and VA Situs Small Cap Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

G. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

H. Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

I. Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Income Equity Fund’s written option activity for the six months ended June 30, 2007:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2006	1,226	$ 362,350
Options written	(2,138)	(573,989)
Options expired	--	--
Options closed	1,848	384,995
Options exercised	--	--

Outstanding at 6/30/2007	936	$ 173,356

At June 30, 2007, the VA Income Equity Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

AT&T Inc.	Call	January 2008	$45	104	$ 15,080	$ (2,390)
Aetna Inc.	Call	January 2008	60	91	7,735	5,187
Devon Energy	Call	January 2008	90	29	7,323	1,000
Marathon Oil Corp.	Call	January 2008	62.5	70	33,600	(9,556)
Nokia Corp.	Call	January 2008	30	289	50,575	3,467
Occidental Petroleum Corp.	Call	January 2008	62.5	91	30,485	(10,739)
Sprint Nextel Corp.	Call	November 2007	25	231	8,085	17,787
Valero Energy Corp.	Call	December 2007	80	31	13,330	2,387

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 7,143

J. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act, or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds. Information on the investment of cash collateral is shown in the table that follows. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Co. (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of June 30, 2007, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral

VA Dividend Capture Fund	$ 9,247,104	$ 9,570,514
VA Growth Fund	2,810,423	2,886,590
VA Income Equity Fund	5,905,583	6,196,644
VA Mid Corp America Fund	5,055,016	5,212,417
VA New Economy Fund	2,338,679	2,383,472

As of June 30, 2007, cash collateral invested was as follows:

Fund	Master Note	Money Market Fund	Time Deposits	Other Short-Term Securities	Total

VA Dividend Capture Fund	$ --	$ 7,779,957	$ 1,372,225	$ 418,332	$ 9,570,514
VA Growth Fund	389,635	2,121,661	375,294	--	2,886,590
VA Income Equity Fund	--	5,265,253	931,391	--	6,196,644
VA Mid Corp America Fund	--	4,428,961	783,456	--	5,212,417
VA New Economy Fund	129,710	1,915,013	338,749	--	2,383,472

K. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

L. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

M. New Accounting Pronouncements

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of Huntington, serves as the Funds’ investment adviser. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive from the Funds and/or to reimburse certain operating expenses of each Fund in order to limit the total operating expense for each Fund to not more than 1.00% of each Fund’s average daily net assets through April 30, 2008. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Sub-Investment Advisory Fee--Laffer Investments, Inc. is the sub-investment advisor (the “Sub-advisor”) of the VA Macro 100 Fund (the “Fund”). The Advisor pays the Sub-advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.40% of the average daily net assets of the Fund. Neither the Trust nor the Fund is liable for payment of this sub-advisory fee.

Administrative and Financial Administration Fees--Huntington is the Administrator to the Trust, and Federated Services Company (“FServ”) is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, FServ provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. Huntington also serves as Financial Administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. (“BISYS”). BISYS (the Sub-Financial Administrator) is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees, in certain circumstances. FServ and Edgewood Services, Inc., the Trust’s distributor, are wholly-owned subsidiaries of Federated Investors, Inc.

Huntington provides administrative services at the following annual rate:

Maximum Administrative Fee	Average Daily Net Assets of the Funds

0.135 of 1%	on the first $4 billion
0.125 of 1%	on the next $3 billion
0.115 of 1%	on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

FServ receives a fee from Huntington for providing sub-administrative services from Huntington at the following rate:

Maximum Sub-Administrative Fee	Average Daily Net Assets of the Funds

0.05%	on the first $3 billion
0.04%	on the next $2 billion
0.03%	on assets in excess of $5 billion

There is a minimum annual fee per Fund of $50,000.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. (“Unified”), a subsidiary of Huntington, is transfer and dividend disbursing agent for the Funds. For its services, Unified receives a yearly fixed amount per shareholder account, subject to a yearly minimum of $6,000 per each fund. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees--Huntington serves as the Funds’ custodian except for the VA International Equity Fund. State Street Bank and Trust Company (“State Street”) serves as custodian for the VA International Equity Fund. The Bank of New York serves as sub-custodian of VA Situs Small Cap Fund’s foreign assets. Huntington, State Street and The Bank of New York receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses. PFPC serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

Compliance Services--The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $130,000.

General--Certain Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds (Huntington Money Market Fund) is set forth below:

Fund	12/31/06 Balance	Purchases	Sales	6/30/07 Balance	Income	Value

VA Dividend Capture Fund	$ 2,504,742	$ 6,477,845	$ (6,968,840)	$ 2,013,747	$ 30,111	$ 2,013,747
VA Growth Fund	327,255	1,467,780	(1,066,341)	728,694	6,632	728,694
VA Income Equity Fund	638,597	5,475,156	(5,826,462)	287,291	14,949	287,291
VA Macro 100 Fund	202,515	702,183	(646,402)	258,296	5,318	258,296
VA Mid Corp America Fund	3,591,738	2,230,058	(2,400,086)	3,421,710	85,375	3,421,710
VA New Economy Fund	1,190,212	2,778,495	(2,542,014)	1,426,693	24,567	1,426,693
VA Rotating Markets Fund	404,235	1,273,134	(1,415,722)	261,647	9,028	261,647
VA Situs Small Cap Fund	1,197,609	4,014,654	(4,812,656)	399,607	20,793	399,607
VA Mortgage Securities Fund	632,916	3,217,504	(3,243,931)	606,489	15,702	606,489

(4) VA Rotating Markets Fund Structure

The VA Rotating Markets Fund (“Fund”), in accordance with its prospectus, may seek to achieve its investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Fund incur expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2007 were as follows:

Fund	Purchases	Sales

VA Dividend Capture Fund	$ 30,757,797	$ 26,456,130
VA Growth Fund	15,221,272	15,473,258
VA Income Equity Fund	29,267,100	29,575,558
VA International Equity Fund	4,357,675	1,243,324
VA Macro 100 Fund	15,005,250	14,783,637
VA Mid Corp America Fund	2,146,926	1,700,687
VA New Economy Fund	7,473,288	6,376,978
VA Rotating Markets Fund	2,969,097	1,959,888
VA Situs Small Cap Fund	4,820,143	2,242,119
VA Mortgage Securities Fund	3,876,775	865,846

Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2007, were as follows:

Fund	Purchases	Sales

VA Mortgage Securities Fund	$ 3,844,536	$ 1,307,503

Huntington Funds

Supplemental Information (Unaudited)

Shareholder Expense Example

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2007 to June 30, 2007.

Actual Expenses. The “actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the “actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios, and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2007	Ending Account Value, June 30, 2007	Expenses Paid During Period(2)	Annualized Expense Ratio

VA Dividend Capture Fund
Actual	$ 1,000.00	$ 1,017.60	$ 4.50	0.90%
Hypothetical(1)	$ 1,000.00	$ 1,020.54	$ 4.52	0.90%
VA Growth Fund
Actual	$ 1,000.00	$ 1,066.70	$ 4.77	0.93%
Hypothetical(1)	$ 1,000.00	$ 1,020.39	$ 4.67	0.93%
VA Income Equity Fund
Actual	$ 1,000.00	$ 1,076.10	$ 4.74	0.92%
Hypothetical(1)	$ 1,000.00	$ 1,020.44	$ 4.62	0.92%
VA International Equity Fund
Actual	$ 1,000.00	$ 1,091.30	$ 5.08	0.98%
Hypothetical(1)	$ 1,000.00	$ 1,020.14	$ 4.92	0.98%
VA Macro 100 Fund
Actual	$ 1,000.00	$ 1,060.20	$ 4.95	0.97%
Hypothetical(1)	$ 1,000.00	$ 1,020.19	$ 4.87	0.97%
VA Mid Corp America Fund
Actual	$ 1,000.00	$ 1,109.70	$ 4.86	0.93%
Hypothetical(1)	$ 1,000.00	$ 1,020.39	$ 4.67	0.93%
VA New Economy Fund
Actual	$ 1,000.00	$ 1,109.40	$ 4.97	0.95%
Hypothetical(1)	$ 1,000.00	$ 1,020.29	$ 4.77	0.95%
VA Rotating Markets Fund
Actual	$ 1,000.00	$ 1,092.50	$ 5.03	0.97%
Hypothetical(1)	$ 1,000.00	$ 1,020.19	$ 4.87	0.97%
VA Situs Small Cap Fund
Actual	$ 1,000.00	$ 1,135.60	$ 4.82	0.91%
Hypothetical(1)	$ 1,000.00	$ 1,020.49	$ 4.57	0.91%
VA Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,004.40	$4.97	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%

(1) Hypothetical assumes 5% annual return before expenses.

(2) Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning January 1, 2007 through June 30, 2007. The “Financial Highlights” tables in the Funds’ financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting “Form N-Q.”

[Logo of Huntington Funds]

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Administrator and Financial Administrator of The Huntington Funds and is the Custodian of certain Funds. State Street Bank and Trust Company is also a Custodian to one of the Funds.

Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Adviser to the Funds. Federated Services Co. and Edgewood Services, Inc., the Sub-Administrator and Distributor of The Huntington Funds, respectively, are not affiliated with The Huntington National Bank

Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602
Cusip 446771800
Cusip 446771875
Cusip 446771867
Cusip 446771883

ITEM 2. CODE OF ETHICS.

   Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM  7.  DISCLOSURE  OF  PROXY  VOTING  POLICIES  AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM  9.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's Principal  Executive Officer and Principal Financial Officer
have concluded that the registrant's  disclosure  controls  and  procedures  (as defined  in  Rule  30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
2 under the Act, based  on  their  evaluation  of  these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There  were no changes in the registrant's internal  control  over  financial reporting (as  defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during  the  second fiscal quarter of the period covered by this report that have materially affected  or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE

(a)(2) CERTIFICATIONS PURSUANT TO  RULE  30A-2(A)  UNDER  THE  ACT  ARE ATTACHED
HERETO.

(a)(3) NOT APPLICABLE.

(b)  CERTIFICATIONS  PURSUANT  TO  RULE  30A-2(B)  UNDER  THE  ACT ARE FURNISHED
HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant
has  duly  caused  this  report  to  be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)The Huntington Funds

By (Signature and Title)* /s/Charles L. Davis
               Charles L. Davis, Jr., Chief Executive Officer and Principal
               Executive Officer

Date  September 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of 1940, this report  has  been  signed  below  by  the following persons on behalf  of  the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Charles L. Davis
               Charles L. Davis, Jr., Chief Executive Officer and Principal
               Executive Officer

Date  September 6, 2007

By (Signature and Title)* /s/Christopher E. Sabato
               Christopher E. Sabato, Treasurer and Principal Financial Officer

Date  September 6, 2007